OMB APPROVAL
OMB Number: 3235-0570 Expires: January 31, 2017 Estimated average burden hours per response: 20.6

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file

number	811-07452

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Address of principal executive offices) (Zip code)

Philip A. Taylor 11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(713) 626-1919

Date of fiscal year end:         12/31

Date of reporting period:         06/30/14

Item 1. Report to Stockholders.

Semiannual Report to Shareholders	June 30, 2014
Invesco V.I. American Franchise Fund

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund’s Form N-Q filings are available on the SEC website, sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.

Invesco Distributors, Inc.

VK-VIAMFR-SAR-1

NOT FDIC INSURED   |   MAY LOSE VALUE   |   NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 12/31/13 to 6/30/14, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.

Series I Shares	4.42%
Series II Shares	4.29
S&P 500 Index‚ (Broad Market Index)	7.14
Russell 1000 Growth Index‚ (Style-Specific Index)	6.31
Lipper VUF Large-Cap Growth Funds Index■ (Peer Group Index)	4.21
Source(s): ‚FactSet Research Systems Inc.; ■Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

    The Russell 1000® Growth Index is an unmanaged index considered representative of large-cap growth stocks. The Russell 1000 Growth Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

    The Lipper VUF Large-Cap Growth Funds Index is an unmanaged index considered representative of large-cap growth variable insurance underlying funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

 Average Annual Total Returns

 As of 6/30/14

Series I Shares
Inception (7/3/95)	9.28%
10 Years	7.97
5 Years	19.75
1 Year	34.21

Series II Shares
Inception (9/18/00)	-0.20%
10 Years	7.69
5 Years	19.44
1 Year	33.86

Effective June 1, 2010, Class I and Class II shares of the predecessor fund, Van Kampen Life Investment Trust Capital Growth Portfolio, advised by Van Kampen Asset Management were reorganized into Series I and Series II shares, respectively, of Invesco Van Kampen V.I. Capital Growth Fund (renamed Invesco V.I. American Franchise Fund on April 29, 2013). Returns shown above for Series I and Series II shares are blended returns of the predecessor fund and Invesco V.I. American Franchise Fund. Share class returns will differ from the predecessor fund because of different expenses.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 0.96% and 1.21%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Invesco V.I. American Franchise Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.

    The most recent month-end performance at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

Invesco V.I. American Franchise Fund

Schedule of Investments(a)

June 30, 2014

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–99.78%
Aerospace & Defense–3.20%
B/E Aerospace, Inc.(b)	51,812	$4,792,092
Honeywell International Inc.	115,919	10,774,671
Precision Castparts Corp.	35,880	9,056,112
		24,622,875

Agricultural Products–1.00%
Archer-Daniels-Midland Co.	175,078	7,722,691

Apparel Retail–0.42%
Gap, Inc. (The)	77,068	3,203,717

Apparel, Accessories & Luxury Goods–1.12%
Michael Kors Holdings Ltd.(b)	97,167	8,613,855

Application Software–2.47%
Salesforce.com, Inc.(b)	241,486	14,025,507
Splunk, Inc.(b)	89,936	4,976,159
		19,001,666

Asset Management & Custody Banks–0.92%
Ameriprise Financial, Inc.	58,726	7,047,120

Biotechnology–10.48%
Alkermes PLC(b)	210,765	10,607,803
Amgen Inc.	32,382	3,833,057
Biogen Idec Inc.(b)	42,026	13,251,218
Celgene Corp.(b)	191,052	16,407,546
Gilead Sciences, Inc.(b)	440,434	36,516,383
		80,616,007

Brewers–1.01%
Anheuser-Busch InBev N.V.–ADR (Belgium)	67,686	7,779,829

Cable & Satellite–8.11%
Comcast Corp.–Class A	107,695	5,781,067
DISH Network Corp.–Class A(b)	594,524	38,691,622
Time Warner Cable Inc.	121,426	17,886,050
		62,358,739

Casinos & Gaming–0.63%
Las Vegas Sands Corp.	63,960	4,875,031

Communications Equipment–1.87%
F5 Networks, Inc.(b)	48,454	5,399,714
QUALCOMM, Inc.	113,050	8,953,560
		14,353,274

Construction & Engineering–2.68%
Fluor Corp.	145,882	11,218,326
Jacobs Engineering Group, Inc.(b)	165,095	8,796,262
Quanta Services, Inc.(b)	16,244	561,717
		20,576,305

	Shares	Value
Construction Materials–0.97%
Martin Marietta Materials, Inc.(c)	56,736	$7,491,989

Consumer Electronics–0.98%
Harman International Industries, Inc.	70,466	7,570,162

Data Processing & Outsourced Services–3.09%
Alliance Data Systems Corp.(b)	22,221	6,249,656
MasterCard, Inc.–Class A	238,628	17,531,999
		23,781,655

Drug Retail–0.96%
CVS Caremark Corp.	97,995	7,385,883

Fertilizers & Agricultural Chemicals–1.31%
Monsanto Co.	81,029	10,107,557

General Merchandise Stores–0.64%
Dollar General Corp.(b)	86,431	4,957,682

Health Care Facilities–1.16%
HCA Holdings, Inc.(b)	157,695	8,890,844

Home Entertainment Software–1.00%
Activision Blizzard, Inc.	176,924	3,945,405
Electronic Arts Inc.(b)	104,083	3,733,457
		7,678,862

Home Improvement Retail–2.48%
Lowe’s Cos., Inc.	397,500	19,076,025

Hotels, Resorts & Cruise Lines–1.29%
Carnival Corp.	263,079	9,904,924

Household Appliances–0.97%
Whirlpool Corp.	53,394	7,433,513

Industrial Conglomerates–0.94%
Roper Industries, Inc.	49,377	7,209,536

Industrial Machinery–1.65%
Flowserve Corp.	94,803	7,048,603
Ingersoll-Rand PLC	89,650	5,604,022
		12,652,625

Insurance Brokers–1.21%
Aon PLC	102,999	9,279,180

Internet Retail–5.30%
Amazon.com, Inc.(b)	45,568	14,799,575
Priceline Group Inc. (The)(b)	17,808	21,423,024
TripAdvisor Inc.(b)	41,592	4,519,387
		40,741,986

Internet Software & Services–13.32%
Baidu, Inc.–ADR (China)(b)	21,672	4,048,546
Facebook Inc.–Class A(b)	632,758	42,578,286

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. American Franchise Fund

	Shares	Value
Internet Software & Services–(continued)
Google Inc.–Class A(b)	37,969	$22,199,335
Google Inc.–Class C(b)	37,489	21,566,672
Yelp Inc.(b)	157,424	12,071,273
		102,464,112

Investment Banking & Brokerage–0.86%
Morgan Stanley	204,593	6,614,492

IT Consulting & Other Services–0.39%
Cognizant Technology Solutions Corp.–Class A(b)	61,717	3,018,578

Life Sciences Tools & Services–0.98%
Thermo Fisher Scientific, Inc.	63,961	7,547,398

Movies & Entertainment–1.31%
Twenty-First Century Fox, Inc.–Class A	157,816	5,547,232
Walt Disney Co. (The)	53,004	4,544,563
		10,091,795

Oil & Gas Equipment & Services–3.27%
Baker Hughes Inc.	84,047	6,257,299
Schlumberger Ltd.	160,484	18,929,088
		25,186,387

Oil & Gas Exploration & Production–2.37%
Anadarko Petroleum Corp.	108,229	11,847,828
Pioneer Natural Resources Co.	27,696	6,364,818
		18,212,646

Pharmaceuticals–3.77%
AbbVie Inc.	82,287	4,644,278
Actavis PLC(b)	55,021	12,272,434
Allergan, Inc.	30,612	5,180,163
Bristol-Myers Squibb Co.	63,622	3,086,303
Johnson & Johnson	36,635	3,832,754
		29,015,932

Railroads–0.89%
Canadian Pacific Railway Ltd. (Canada)	37,649	6,819,740

	Shares	Value
Semiconductor Equipment–0.56%
Applied Materials, Inc.	191,695	$4,322,722

Semiconductors–1.41%
NXP Semiconductors N.V. (Netherlands)(b)	163,774	10,838,563

Specialized REIT’s–1.20%
American Tower Corp.	102,600	9,231,948

Systems Software–2.93%
ServiceNow, Inc.(b)	132,061	8,182,499
VMware, Inc.–Class A(b)	148,339	14,360,699
		22,543,198

Technology Hardware, Storage & Peripherals–4.87%
Apple Inc.	403,095	37,459,618

Wireless Telecommunication Services–3.79%
Sprint Corp.(b)	3,413,125	29,113,957
Total Common Stocks & Other Equity Interests (Cost $505,656,902)		767,414,618

Money Market Funds–0.42%
Liquid Assets Portfolio–Institutional Class(d)	1,604,215	1,604,215
Premier Portfolio– Institutional Class(d)	1,604,215	1,604,215
Total Money Market Funds (Cost $3,208,430)		3,208,430
TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–100.20% (Cost $508,865,332)		770,623,048

Investments Purchased with Cash Collateral from Securities on Loan–0.75%
Money Market Funds–0.75%
Liquid Assets Portfolio– Institutional Class (Cost $5,767,200)(d)(e)	5,767,200	5,767,200
TOTAL INVESTMENTS–100.95% (Cost $514,632,532)		776,390,248
OTHER ASSETS LESS LIABILITIES–(0.95)%		(7,284,714)
NET ASSETS–100.00%		$769,105,534

Investment Abbreviations:

ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. American Franchise Fund

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at June 30, 2014.
(d)	The money market fund and the Fund are affiliated by having the same investment adviser.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I. The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of June 30, 2014.

Counterparty	Gross Amount of Securities on Loan at Value	Cash Collateral Received for Securities Loaned*	Net Amount
State Street Bank and Trust Co.	$5,641,176	$(5,641,176)	$—

*	Amount does not include excess collateral received.

Portfolio Composition

By sector, based on Net Assets

as of June 30, 2014

Information Technology	31.9%
Consumer Discretionary	23.3
Health Care	16.4
Industrials	9.3
Energy	5.6
Financials	4.2
Telecommunication Services	3.8
Consumer Staples	3.0
Materials	2.3
Money Market Funds Plus Other Assets Less Liabilities	0.2

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. American Franchise Fund

Statement of Assets and Liabilities

June 30, 2014

(Unaudited)

Statement of Operations

For the six months ended June 30, 2014

(Unaudited)

Assets:
Investments, at value (Cost $505,656,902)*	$767,414,618
Investments in affiliated money market funds, at value and cost	8,975,630
Total investments, at value (Cost $514,632,532)	776,390,248
Cash	41,852
Foreign currencies, at value (Cost $16,785)	16,801
Receivable for:
Investments sold	615,866
Fund shares sold	514,713
Dividends	207,259
Fund expenses absorbed	13,838
Investment for trustee deferred compensation and retirement plans	409,931
Other assets	387
Total assets	778,210,895

Liabilities:
Payable for:
Investments purchased	561,745
Fund shares reacquired	1,221,388
Collateral upon return of securities loaned	5,767,200
Accrued fees to affiliates	1,060,888
Accrued trustees’ and officers’ fees and benefits	768
Accrued other operating expenses	39,269
Trustee deferred compensation and retirement plans	454,103
Total liabilities	9,105,361
Net assets applicable to shares outstanding	$769,105,534

Net assets consist of:
Shares of beneficial interest	$560,627,945
Undistributed net investment income (loss)	(1,027,100)
Undistributed net realized gain (loss)	(52,254,743)
Net unrealized appreciation	261,759,432
$769,105,534

Net Assets:
Series I	$557,329,946
Series II	$211,775,588

Shares outstanding, $0.001 par value per share, with an unlimited number of shares authorized:
Series I	10,541,541
Series II	4,095,577
Series I:
Net asset value per share	$52.87
Series II:
Net asset value per share	$51.71

*	At June 30, 2014, securities with an aggregate value of $5,641,176 were on loan to brokers.

Investment income:
Dividends (net of foreign withholding taxes of $25,124)	$3,065,702
Dividends from affiliated money market funds (includes securities lending income of $18,921)	19,788
Total investment income	3,085,490

Expenses:
Advisory fees	2,625,115
Administrative services fees	1,010,030
Custodian fees	18,875
Distribution fees — Series II	288,786
Transfer agent fees	40,081
Trustees’ and officers’ fees and benefits	17,575
Other	34,976
Total expenses	4,035,438
Less: Fees waived	(219,795)
Net expenses	3,815,643
Net investment income (loss)	(730,153)

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities (includes net gains (losses) from securities sold to affiliates of $(78,934))	61,277,887
Foreign currencies	(7,878)
61,270,009
Change in net unrealized appreciation (depreciation) of:
Investment securities	(29,112,016)
Foreign currencies	73
(29,111,943)
Net realized and unrealized gain	32,158,066
Net increase in net assets resulting from operations	$31,427,913

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. American Franchise Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2014 and the year ended December 31, 2013

(Unaudited)

	June 30, 2014	December 31, 2013
Operations:
Net investment income (loss)	$(730,153)	$62,847
Net realized gain	61,270,009	115,022,775
Change in net unrealized appreciation (depreciation)	(29,111,943)	143,862,178
Net increase in net assets resulting from operations	31,427,913	258,947,800

Distributions to shareholders from net investment income:
Series I	—	(2,241,984)
Series ll	—	(576,996)
Total distributions from net investment income	—	(2,818,980)

Share transactions–net:
Series l	(46,679,697)	(92,234,602)
Series ll	(54,050,804)	(46,160,962)
Net increase (decrease) in net assets resulting from share transactions	(100,730,501)	(138,395,564)
Net increase (decrease) in net assets	(69,302,588)	117,733,256

Net assets:
Beginning of period	838,408,122	720,674,866
End of period (includes undistributed net investment income (loss) of $(1,027,100) and $(296,947), respectively)	$769,105,534	$838,408,122

Notes to Financial Statements

June 30, 2014

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco V.I. American Franchise Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty-four separate portfolios, (each constituting a “Fund”). The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

The Fund’s investment objective is to seek capital growth.

The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual

Invesco V.I. American Franchise Fund

trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

Invesco V.I. American Franchise Fund

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
J.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

K.	Forward Foreign Currency Contracts — The Fund may enter into forward foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A forward foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

Invesco V.I. American Franchise Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $250 million	0.695%
Next $250 million	0.67%
Next $500 million	0.645%
Next $550 million	0.62%
Next $3.45 billion	0.60%
Next $250 million	0.595%
Next $2.25 billion	0.57%
Next $2.5 billion	0.545%
Over $10 billion	0.52%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

Effective July 1, 2014, the Adviser has contractually agreed, through at least June 30, 2015, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 2.00% and Series II shares to 2.25% of average daily net assets. Prior to July 1, 2014, the Adviser had contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 0.90% and Series II shares to 1.15% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2015. The fee waiver agreement cannot be terminated during its term. To the extent that the annualized expense ratio does not exceed the expense limitation, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

Further, the Adviser has contractually agreed, through at least June 30, 2016, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended June 30, 2014, the Adviser waived advisory fees of $219,795.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants’ accounts. Pursuant to such agreement, for the six months ended June 30, 2014, Invesco was paid $92,773 for accounting and fund administrative services and reimbursed $917,257 for services provided by insurance companies.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2014, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2014, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.

For the six months ended June 30, 2014, the Fund incurred $3,709 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

Invesco V.I. American Franchise Fund

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of June 30, 2014, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2014, the Fund engaged in securities purchases of $1,096,349 and securities sales of $1,076,115, which resulted in net realized gains (losses) of $(78,934).

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in 8 tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

Invesco V.I. American Franchise Fund

The Fund had a capital loss carryforward as of December 31, 2013, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
December 31, 2016	$93,041,814	$—	$93,041,814
December 31, 2017	5,236,281	—	5,236,281
December 31, 2018	13,944,388	—	13,944,388
	$112,222,483	$—	$112,222,483

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2014 was $257,217,053 and $355,217,354, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$265,057,940
Aggregate unrealized (depreciation) of investment securities	(4,578,993)
Net unrealized appreciation of investment securities	$260,478,947

Cost of investments for tax purposes is $515,911,301.

NOTE 9—Share Information

	Summary of Share Activity
	Six months ended June 30, 2014(a)		Year ended December 31, 2013
	Shares	Amount	Shares	Amount
Sold:
Series I	245,276	$12,435,445	372,037	$16,044,363
Series II	141,812	7,029,870	211,725	9,101,632

Issued as reinvestment of dividends:
Series I	—	—	49,800	2,241,984
Series II	—	—	13,081	576,996

Reacquired:
Series I	(1,171,715)	(59,115,142)	(2,635,529)	(110,520,949)
Series II	(1,245,830)	(61,080,674)	(1,335,787)	(55,839,590)
Net increase (decrease) in share activity	(2,030,457)	$(100,730,501)	(3,324,673)	$(138,395,564)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 24% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Invesco V.I. American Franchise Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Return of capital distributions		Total distributions	Net asset value, end of period	Total return		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover(b)
Series I(c)
Six months ended 06/30/14	$50.63	$(0.03)	$2.27	$2.24	$—	$—		$—	$52.87	4.42	%(d)	$557,330	0.90	%(e)	0.95	%(e)	(0.11	)%(e)	33%
Year ended 12/31/13	36.28	0.04	14.50	14.54	(0.19)	—		(0.19)	50.63	40.13	(d)	580,620	0.90		0.96		0.08		75
Year ended 12/31/12	31.90	0.19	4.19	4.38	—	—		—	36.28	13.73	(d)	496,341	0.88		0.98		0.52		190
Year ended 12/31/11	34.00	(0.05)	(2.05)	(2.10)	—	—		—	31.90	(6.18	)(d)	122,986	0.84		0.99		(0.15)		126
Year ended 12/31/10	28.37	0.03	5.60	5.63	—	—		—	34.00	19.84	(d)	74,870	0.79		0.90		0.12		158
Year ended 12/31/09	17.10	0.04	11.26	11.30	(0.03)	(0.00	)(f)	(0.03)	28.37	66.07		74,214	0.84		0.84		0.17		13
Series II(c)
Six months ended 06/30/14	49.58	(0.09)	2.22	2.13	—	—		—	51.71	4.29	(d)	211,776	1.15	(e)	1.20	(e)	(0.36	)(e)	33
Year ended 12/31/13	35.55	(0.07)	14.20	14.13	(0.10)	—		(0.10)	49.58	39.79	(d)	257,788	1.15		1.21		(0.17)		75
Year ended 12/31/12	31.35	0.10	4.10	4.20	—	—		—	35.55	13.40	(d)	224,334	1.13		1.23		0.27		190
Year ended 12/31/11	33.49	(0.14)	(2.00)	(2.14)	—	—		—	31.35	(6.39	)(d)	85,724	1.09		1.24		(0.40)		126
Year ended 12/31/10	28.01	(0.05)	5.53	5.48	—	—		—	33.49	19.56	(d)	109,920	1.04		1.15		(0.18)		158
Year ended 12/31/09	16.91	(0.02)	11.12	11.10	—	—		—	28.01	65.64	(g)	112,533	1.09		1.09		(0.07)		13

(a)	Calculated using average shares outstanding.
(b)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended December 31, 2012, the portfolio turnover calculation excludes the value of securities purchased of $14,357,093 and sold of $15,173,740 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco V.I. Capital Appreciation Fund and Invesco V.I. Leisure Fund into the Fund. For the year ended December 31, 2011, the portfolio turnover calculation excludes the value of securities purchased of $81,993,574 and sold of $49,870,241 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco V.I. Large Cap Growth Fund into the Fund.
(c)	On June 1, 2010, the predecessor Fund’s former Class I and Class II shares were reorganized into Series I and Series II shares respectively.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(e)	Ratios are annualized and based on average daily net assets (000’s) of $558,722 and $232,943 for Series I and Series II, respectively.
(f)	Amount is less than $0.01 per share.
(g)	These returns include combined Rule 12b-1 fees and service fees of up to 0.25%.

Invesco V.I. American Franchise Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2014 through June 30, 2014.

The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

Class	Beginning Account Value (01/01/14)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (06/30/14)[1]	Expenses Paid During Period[2,3]	Ending Account Value (06/30/14)	Expenses Paid During Period[2,4]
Series I	$1,000.00	$1,044.20	$4.56	$1,020.33	$4.51	0.90%
Series II	1,000.00	1,042.90	5.83	1,019.09	5.76	1.15

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2014 through June 30, 2014, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year. Effective July 1, 2014, the Fund’s adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses of Series I and Series II shares to 2.00% and 2.25%, respectively.
[3]	The actual expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent fiscal half year are $4.82 and $6.08 for Series I and Series II, respectively.
[4]	The hypothetical expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent fiscal half year are $4.76 and $6.01 for Series I and Series II, respectively.

Invesco V.I. American Franchise Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of Invesco V.I. American Franchise Fund’s (the Fund) investment advisory agreements. During contract renewal meetings held on June 16-17, 2014, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for the Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2014.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the management of a number of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned Invesco Funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether and on what terms to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Lipper Inc. (Lipper), an independent provider of investment company data. The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 17, 2014, and may not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Sub-Committees met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper VA Underlying Funds Large-Cap Growth Funds Index. The Board noted that performance of Series I shares of the Fund was in the first quintile of the performance universe for the one and five year periods and the fourth quintile for the three year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Series I shares of the Fund was above the performance of the Index for the one and five year periods and below the performance of the Index for the three year period. Invesco Advisers noted that the momentum driven process employed by the Fund had resulted in top performance since November 2012, but that abrupt market changes during 2011 and 2012 had created a challenging environment for the

Invesco V.I. American Franchise Fund

portfolio management team’s process leading to relative underperformance. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Series I shares of the Fund was above the median contractual management fee rate of funds in the expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees, but that Lipper does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least June 30, 2015 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates that are managed using an investment process substantially similar to the investment process used for the Fund. The Board noted that the Fund’s effective advisory fee rate was above the effective advisory fee rate of the one mutual fund advised by Invesco Advisers with a similar investment process. The Board also noted that Invesco Advisers sub-advises one other mutual fund that is managed using an investment process substantially similar to the investment process used for the Fund and that the sub-advisory effective fee rate was below the effective advisory fee rate of the Fund.

The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other client accounts that are managed using an investment process substantially similar to the investment process used for the Fund. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients. Invesco Advisers reviewed with the Board the significantly greater scope of services it provides to the Invesco Funds relative to certain other client accounts. These additional services include provision of administrative services, officers and office space, oversight of service providers, preparation of annual registration statement updates and financial information and regulatory compliance under the Investment Company Act of 1940, as amended.

Invesco Advisers also reviewed generally the higher frequency of shareholder purchases and redemptions in the Invesco Funds relative to the flow of assets for other client accounts. Invesco Advisers advised the Board that advance notice of redemptions is often provided to Invesco Advisers by institutional clients. The Board did note that sub-advisory fee rates charged by the Affiliated Sub-Advisers to manage the Invesco Funds and to manage other client accounts tended to be more comparable, reflecting a more comparable scope of services. The Board concluded that the aggregate services provided to the Invesco Funds were sufficiently different from those provided to institutional clients to support the difference in fees.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule and was assisted in this review by a report from the Senior Officer. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2013. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Lipper and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and that the research received may be used with other clients of Invesco Advisers and may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives periodic reports from the Chief Compliance Officer of the Invesco Funds demonstrating that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisors from the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds are fair and reasonable.

The Board also considered the Fund may use an affiliated broker to execute certain trades for the Fund to among other things, control information leakage, and were advised that such trades would be executed in compliance with rules under the Investment Company Act of 1940, as amended.

Invesco V.I. American Franchise Fund

Semiannual Report to Shareholders	June 30, 2014
Invesco V.I. American Value Fund

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund’s Form N-Q filings are available on the SEC website, sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.

Invesco Distributors, Inc.

VK-VIAMVA-SAR-1

NOT FDIC INSURED   |   MAY LOSE VALUE   |   NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 12/31/13 to 6/30/14, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.

Series I Shares	7.64%
Series II Shares	7.50
S&P 500 Index‚ (Broad Market Index)	7.14
Russell Midcap Value Index‚ (Style-Specific Index)	11.14
Lipper VUF Mid-Cap Value Funds Index■ (Peer Group Index)	8.51
Source(s): ‚FactSet Research Systems Inc.; ■Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

    The Russell Midcap® Value Index is an unmanaged index considered representative of mid-cap value stocks. The Russell Midcap Value Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

    The Lipper VUF Mid-Cap Value Funds Index is an unmanaged index considered representative of mid-cap value variable insurance underlying funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

 Average Annual Total Returns

 As of 6/30/14

Series I Shares
Inception (1/2/97)	10.93%
10 Years	10.65
5 Years	21.92
1 Year	24.63

Series II Shares
Inception (5/5/03)	12.56%
10 Years	10.50
5 Years	21.73
1 Year	24.33

Effective June 1, 2010, Class I and Class II shares of the predecessor fund, Universal Institutional Funds Mid Cap Value Portfolio, advised by Morgan Stanley Investment Management Inc. were reorganized into Series I and Series II shares, respectively, of Invesco Van Kampen V.I. Mid Cap Value Fund (renamed Invesco V.I. American Value Fund on April 29, 2013). Returns shown above for Series I and Series II shares are blended returns of the predecessor fund and Invesco V.I. American Value Fund. Share class returns will differ from the predecessor fund because of different expenses.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 1.00% and 1.25%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 1.01% and 1.26%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Invesco V.I. American Value Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.

    The most recent month-end performance at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2016. See current prospectus for more information.

Invesco V.I. American Value Fund

Schedule of Investments(a)

June 30, 2014

(Unaudited)

	Shares	Value
Common Stocks–96.16%
Aerospace & Defense–1.97%
Textron Inc.	213,106	$8,159,829

Air Freight & Logistics–1.14%
UTi Worldwide, Inc.(b)	456,043	4,715,485

Alternative Carriers–2.88%
tw telecom inc.(b)	295,270	11,902,334

Apparel Retail–4.02%
Ascena Retail Group, Inc.(b)	631,509	10,798,804
Express, Inc.(b)	343,849	5,855,748
		16,654,552

Application Software–5.80%
Cadence Design Systems, Inc.(b)	679,848	11,890,541
Citrix Systems, Inc.(b)	193,814	12,123,066
		24,013,607

Asset Management & Custody Banks–2.82%
Northern Trust Corp.	134,721	8,650,435
American Capital Ltd.(b)	197,526	3,020,173
		11,670,608

Auto Parts & Equipment–5.17%
Dana Holding Corp.	372,602	9,098,941
Johnson Controls, Inc.	246,407	12,303,101
		21,402,042

Automotive Retail–1.96%
Advance Auto Parts, Inc.	60,270	8,131,628

Building Products–1.86%
Owens Corning Inc.	199,013	7,697,823

Communications Equipment–2.02%
Ciena Corp.(b)	385,215	8,343,757

Diversified Banks–2.62%
Comerica Inc.	216,575	10,863,402

Diversified Chemicals–2.51%
Eastman Chemical Co.	119,119	10,405,045

Electric Utilities–2.06%
Edison International	146,699	8,524,679

General Merchandise Stores–1.41%
Family Dollar Stores, Inc.	88,042	5,823,098

Health Care Equipment–1.99%
CareFusion Corp.(b)	186,131	8,254,910

Health Care Facilities–6.91%
Brookdale Senior Living Inc.(b)	250,409	8,348,636
HealthSouth Corp.	282,640	10,138,297

	Shares	Value
Health Care Facilities–(continued)
Universal Health Services, Inc.–Class B	105,452	$10,098,083
		28,585,016

Heavy Electrical Equipment–2.11%
Babcock & Wilcox Co. (The)	268,684	8,721,483

Human Resource & Employment Services–2.28%
Robert Half International, Inc.	197,780	9,442,017

Industrial Machinery–5.15%
Ingersoll-Rand PLC	157,035	9,816,258
Snap-on Inc.	96,877	11,481,862
		21,298,120

Insurance Brokers–4.64%
Arthur J. Gallagher & Co.	95,395	4,445,407
Marsh & McLennan Cos., Inc.	158,964	8,237,515
Willis Group Holdings PLC	150,357	6,510,458
		19,193,380

Investment Banking & Brokerage–2.20%
Stifel Financial Corp.(b)	192,208	9,101,049

IT Consulting & Other Services–2.42%
Teradata Corp.(b)	249,448	10,027,810

Life Sciences Tools & Services–1.59%
PerkinElmer, Inc.	140,537	6,582,753

Multi-Utilities–0.99%
CenterPoint Energy, Inc.	160,010	4,086,655

Oil & Gas Equipment & Services–2.04%
AMEC PLC (United Kingdom)	406,190	8,437,293

Oil & Gas Exploration & Production–2.75%
Newfield Exploration Co.(b)	257,927	11,400,373

Oil & Gas Storage & Transportation–3.06%
ONEOK, Inc.	56,102	3,819,424
Williams Cos., Inc. (The)	151,777	8,834,939
		12,654,363

Packaged Foods & Meats–3.12%
ConAgra Foods, Inc.	435,620	12,929,202

Paper Packaging–1.39%
Sealed Air Corp.	168,112	5,744,387

Personal Products–0.50%
Avon Products, Inc.	141,645	2,069,434

Property & Casualty Insurance–3.79%
ACE Ltd.	77,474	8,034,054
Fidelity National Financial, Inc.–Class A	234,164	7,671,212
		15,705,266

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. American Value Fund

	Shares	Value
Real Estate Operating Companies–2.55%
Forest City Enterprises, Inc.– Class A(b)	530,160	$10,534,279

Regional Banks–5.79%
BB&T Corp.	245,388	9,675,649
Wintrust Financial Corp.	186,987	8,601,402
Zions Bancorp.	192,550	5,674,448
		23,951,499

Specialty Chemicals–1.97%
W.R. Grace & Co.(b)	86,181	8,146,690

Technology Hardware, Storage & Peripherals–0.68%
Diebold, Inc.	69,672	2,798,724
Total Common Stocks (Cost $306,593,294)		397,972,592

	Shares	Value
Money Market Funds–4.11%
Liquid Assets Portfolio–Institutional Class(c)	8,506,431	$8,506,431
Premier Portfolio–Institutional Class(c)	8,506,431	8,506,431
Total Money Market Funds (Cost $17,012,862)		17,012,862
TOTAL INVESTMENTS–100.27% (Cost $323,606,156)		414,985,454
OTHER ASSETS LESS LIABILITIES–(0.27)%		(1,137,570)
NET ASSETS–100.00%		$413,847,884

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Net Assets

as of June 30, 2014

Financials	24.4%
Industrials	14.5
Consumer Discretionary	12.6
Information Technology	10.9
Health Care	10.5
Energy	6.9
Materials	5.9
Utilities	4.0
Consumer Staples	3.6
Telecommunication Services	2.9
Money Market Funds Plus Other Assets Less Liabilities	3.8

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. American Value Fund

Statement of Assets and Liabilities

June 30, 2014

(Unaudited)

Statement of Operations

For the six months ended June 30, 2014

(Unaudited)

Assets:
Investments, at value (Cost $306,593,294)	$397,972,592
Investments in affiliated money market funds, at value and cost	17,012,862
Total investments, at value (Cost $323,606,156)	414,985,454
Receivable for:
Investments sold	627,957
Fund shares sold	448,624
Dividends	570,391
Investment for trustee deferred compensation and retirement plans	45,906
Total assets	416,678,332

Liabilities:
Payable for:
Investments purchased	637,178
Fund shares reacquired	1,405,599
Forward foreign currency contracts outstanding	51,574
Accrued fees to affiliates	667,603
Accrued trustees’ and officers’ fees and benefits	642
Accrued other operating expenses	15,202
Trustee deferred compensation and retirement plans	52,650
Total liabilities	2,830,448
Net assets applicable to shares outstanding	$413,847,884

Net assets consist of:
Shares of beneficial interest	$228,859,624
Undistributed net investment income	1,459,941
Undistributed net realized gain	92,197,050
Net unrealized appreciation	91,331,269
$413,847,884

Net Assets:
Series I	$159,363,744
Series II	$254,484,140

Shares outstanding, $0.001 par value per share, with an unlimited number of shares authorized:
Series I	7,443,360
Series II	11,997,721
Series I:
Net asset value per share	$21.41
Series II:
Net asset value per share	$21.21

Investment income:
Dividends	$3,143,754
Dividends from affiliated money market funds	4,856
Total investment income	3,148,610

Expenses:
Advisory fees	1,623,254
Administrative services fees	556,294
Custodian fees	7,830
Distribution fees — Series II	370,664
Transfer agent fees	9,652
Trustees’ and officers’ fees and benefits	15,679
Other	22,899
Total expenses	2,606,272
Less: Fees waived	(17,991)
Net expenses	2,588,281
Net investment income	560,329

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	59,362,938
Foreign currencies	(13,487)
Forward foreign currency contracts	(61,805)
Option contracts written	25,124
59,312,770
Change in net unrealized appreciation (depreciation) of:
Investment securities	(29,973,031)
Foreign currencies	3,545
Forward foreign currency contracts	(51,574)
Option contracts written	41,876
(29,979,184)
Net realized and unrealized gain	29,333,586
Net increase in net assets resulting from operations	$29,893,915

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. American Value Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2014 and the year ended December 31, 2013

(Unaudited)

	June 30, 2014	December 31, 2013
Operations:
Net investment income	$560,329	$958,336
Net realized gain	59,312,770	44,249,741
Change in net unrealized appreciation (depreciation)	(29,979,184)	75,761,875
Net increase in net assets resulting from operations	29,893,915	120,969,952

Distributions to shareholders from net investment income:
Series I	—	(973,786)
Series ll	—	(1,555,508)
Total distributions from net investment income	—	(2,529,294)

Share transactions–net:
Series l	(9,158,016)	(16,003,140)
Series ll	(84,466,239)	23,196,508
Net increase (decrease) in net assets resulting from share transactions	(93,624,255)	7,193,368
Net increase (decrease) in net assets	(63,730,340)	125,634,026

Net assets:
Beginning of period	477,578,224	351,944,198
End of period (includes undistributed net investment income of $1,459,941 and $899,612, respectively)	$413,847,884	$477,578,224

Notes to Financial Statements

June 30, 2014

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco V.I. American Value Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty-four separate portfolios, (each constituting a “Fund”). The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

The Fund’s investment objective is to provide above-average total return over a market cycle of three to five years by investing in common stocks and other equity securities.

The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual

Invesco V.I. American Value Fund

trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

Invesco V.I. American Value Fund

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

J.	Forward Foreign Currency Contracts — The Fund may enter into forward foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A forward foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
K.	Call Options Written and Purchased — The Fund may write covered call options and/or buy call options. A covered call option gives the purchaser of such option the right to buy, and the writer the obligation to sell, the underlying security at the stated exercise price during the option period. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.

When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently “marked-to-market” to reflect the current market value of the option written. If a written covered call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written covered call option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized and unrealized gains and losses on these contracts are included in the Statement of Operation. A risk in writing a covered call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

When the Fund buys a call option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities. The amount of the investment is subsequently “marked-to-market” to reflect the current value of the option purchased. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

L.	Put Options Purchased — The Fund may purchase put options including options on securities indexes and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option’s underlying instrument may be a security, securities index, or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund’s resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

Invesco V.I. American Value Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $1 billion	0.72%
Over $1 billion	0.65%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2015, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 2.00% and Series II shares to 2.25% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2015. The fee waiver agreement cannot be terminated during its term. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.

Further, the Adviser has contractually agreed, through at least June 30, 2016, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended June 30, 2014, the Adviser waived advisory fees of $17,991.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants’ accounts. Pursuant to such agreement, for the six months ended June 30, 2014, Invesco was paid $54,334 for accounting and fund administrative services and reimbursed $501,960 for services provided by insurance companies.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2014, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2014, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.

For the six months ended June 30, 2014, the Fund incurred $6,517 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Invesco V.I. American Value Fund

The following is a summary of the tiered valuation input levels, as of June 30, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$406,548,161	$8,437,293	$—	$414,985,454
Forward Foreign Currency Contracts*	—	(51,574)	—	(51,574)
Total Investments	$406,548,161	$8,385,719	$—	$414,933,880

*	Unrealized appreciation (depreciation).

NOTE 4—Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of June 30, 2014:

	Value
Risk Exposure/Derivative Type	Assets	Liabilities
Currency risk
Forward foreign currency contracts(a)	$—	$(51,574)

(a)	Values are disclosed on the Statement of Assets and Liabilities under the caption Forward foreign currency contracts outstanding.

Effect of Derivative Investments for the six months ended June 30, 2014

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statement of Operations
	Forward Foreign Currency Contracts	Options Written
Realized Gain (Loss)
Currency risk	$(61,805)	$—
Equity risk	—	25,124
Change in Unrealized Appreciation (Depreciation)
Currency risk	$(51,574)	$—
Equity risk	—	41,876
Total	$(113,379)	$67,000

The table below summarizes the average notional value of forward foreign currency contracts and options written outstanding during the period.

	Forward Foreign Currency Contracts	Options Written
Average notional value	$3,285,801	$1,954,167

Open Forward Foreign Currency Contracts at Period-End
Settlement Date	Counterparty	Contract to				Notional Value	Unrealized Appreciation (Depreciation)
		Deliver		Receive
07/25/2014	Bank of New York Mellon (The)	GBP	1,866,157	USD	3,167,633	$3,193,181	$(25,548)
07/25/2014	State Street Bank and Trust Co.	GBP	1,890,085	USD	3,208,098	3,234,124	(26,026)
Total open forward foreign currency contracts — Currency Risk							$(51,574)

Currency Abbreviations:

GBP	– British Pound Sterling
USD	– U.S. Dollar

Transactions During the Period
	Call Option Contracts
	Number of Contracts	Premiums Received
Beginning of period	1,675	$25,124
Expired	(1,675)	(25,124)
End of period	—	$—

Invesco V.I. American Value Fund

Offsetting Assets and Liabilities

Accounting Standards Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities, which was subsequently clarified in Financial Accounting Standards Board ASU 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” is intended to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting arrangements on the Statement of Assets and Liabilities and to enable investors to better understand the effect of those arrangements on its financial position. In order for an arrangement to be eligible for netting, the Fund must have a basis to conclude that such netting arrangements are legally enforceable. The Fund enters into netting agreements and collateral agreements in an attempt to reduce the Fund’s Counterparty credit risk by providing for a single net settlement with a Counterparty of all financial transactions covered by the agreement in an event of default as defined under such agreement.

There were no derivative instruments subject to a netting agreement for which the Fund is not currently netting. The following tables present derivative instruments that are either subject to an enforceable netting agreement or offset by collateral arrangements as of June 30, 2014.

Liabilities:
	Gross amounts presented in Statement of Assets & Liabilities	Gross amounts offset in Statement of Assets & Liabilities	Net amounts of liabilities presented in the Statement of Assets and Liabilities	Collateral Pledged
Counterparty				Financial Instruments	Cash	Net Amount
Bank of New York Mellon (The)	$25,548	$—	$25,548	$—	$—	$25,548
State Street Bank and Trust Co.	26,026	—	26,026	—	—	26,026
Total	$51,574	$—	$51,574	$—	$—	$51,574

NOTE 5—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2014, the Fund engaged in securities purchases of $971,100.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in 8 tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of December 31, 2013.

Invesco V.I. American Value Fund

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2014 was $115,117,769 and $199,499,554, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$95,895,132
Aggregate unrealized (depreciation) of investment securities	(5,327,335)
Net unrealized appreciation of investment securities	$90,567,797

Cost of investments for tax purposes is $324,417,657.

NOTE 10—Share Information

	Summary of Share Activity
	Six months ended June 30, 2014(a)		Year ended December 31, 2013
	Shares	Amount	Shares	Amount
Sold:
Series I	476,355	$9,312,899	895,207	$15,703,262
Series II	1,775,856	35,409,634	4,725,902	82,234,030

Issued as reinvestment of dividends:
Series I	—	—	52,552	973,785
Series II	—	—	84,584	1,555,508

Reacquired:
Series I	(919,160)	(18,470,915)	(1,862,072)	(32,680,187)
Series II	(6,039,336)	(119,875,873)	(3,450,540)	(60,593,030)
Net increase (decrease) in share activity	(4,706,285)	$(93,624,255)	445,633	$7,193,368

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 56% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(c)
Series I
Six months ended 06/30/14	$19.89	$0.04	$1.48	$1.52	$—	$21.41	7.64%	$159,364	0.98	%(d)	0.99	%(d)	0.42	%(d)	27%
Year ended 12/31/13	14.91	0.07	5.03	5.10	(0.12)	19.89	34.27	156,824	0.99		1.00		0.39		42
Year ended 12/31/12	12.81	0.12	2.08	2.20	(0.10)	14.91	17.21	131,233	0.99		1.00		0.86		26
Year ended 12/31/11	12.79	0.10	0.01	0.11	(0.09)	12.81	1.00	129,658	0.96		0.97		0.80		30
Year ended 12/31/10	10.56	0.08	2.25	2.33	(0.10)	12.79	22.24	162,472	1.02		1.03		0.72		40
Year ended 12/31/09	7.69	0.10	2.88	2.98	(0.11)	10.56	39.21	158,853	1.02		1.02		1.12		64
Series II
Six months ended 06/30/14	19.73	0.02	1.46	1.48	—	21.21	7.50	254,484	1.23	(d)	1.24	(d)	0.17	(d)	27
Year ended 12/31/13	14.81	0.03	4.99	5.02	(0.10)	19.73	33.93	320,754	1.24		1.25		0.14		42
Year ended 12/31/12	12.74	0.10	2.06	2.16	(0.09)	14.81	16.98	220,711	1.17		1.25		0.68		26
Year ended 12/31/11	12.72	0.09	0.01	0.10	(0.08)	12.74	0.91	163,194	1.06		1.22		0.70		30
Year ended 12/31/10	10.50	0.07	2.25	2.32	(0.10)	12.72	22.18	151,985	1.12		1.32		0.62		40
Year ended 12/31/09	7.64	0.09	2.87	2.96	(0.10)	10.50	39.16	121,046	1.12		1.37		1.01		64

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $155,652 and $298,989 for Series I and Series II shares, respectively.

Invesco V.I. American Value Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2014 through June 30, 2014.

The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

Class	Beginning Account Value (01/01/14)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (06/30/14)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/14)	Expenses Paid During Period[2]
Series I	$1,000.00	$1,076.40	$5.05	$1,019.93	$4.91	0.98%
Series II	1,000.00	1,075.00	6.33	1,018.70	6.16	1.23

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2014 through June 30, 2014, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

Invesco V.I. American Value Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of Invesco V.I. American Value Fund’s (the Fund) investment advisory agreements. During contract renewal meetings held on June 16-17, 2014, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for the Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2014.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the management of a number of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned Invesco Funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether and on what terms to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Lipper Inc. (Lipper), an independent provider of investment company data. The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 17, 2014, and may not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Sub-Committees met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper VA Underlying Funds Mid-Cap Value Funds Index. The Board noted that performance of Series I shares of the Fund was in the fourth quintile of its performance universe for the one year period, the first quintile for the three year period and the second quintile for the five year

Invesco V.I. American Value Fund

period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Series I shares of the Fund was below the performance of the Index for the one year period and above the performance of the Index for the three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Series I shares of the Fund was below the median contractual management fee rate of funds in the expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees, but that Lipper does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least June 30, 2015 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates that are managed using an investment process substantially similar to the investment process used for the Fund. The Board noted that the Fund’s rate was above the effective advisory fee rate of one mutual fund advised by Invesco Advisors and above the effective sub-advisor effective fee rate of three mutual funds sub-advised by Invesco Advisers. The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts using an investment process substantially similar to the investment process used for the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule and was assisted in this review by a report from the Senior Officer. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2013. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Lipper and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and that the research received may be used with other clients of Invesco Advisers and may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives periodic reports from the Chief Compliance Officer of the Invesco Funds demonstrating that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisors from the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds are fair and reasonable.

The Board also considered the Fund may use an affiliated broker to execute certain trades for the Fund to among other things, control information leakage, and were advised that such trades would be executed in compliance with rules under the Investment Company Act of 1940, as amended.

Invesco V.I. American Value Fund

Semiannual Report to Shareholders	June 30, 2014
Invesco V.I. Balanced-Risk Allocation Fund

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund’s Form N-Q filings are available on the SEC website, sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.

Invesco Distributors, Inc.

VIIBRA-SAR-1

NOT FDIC INSURED   |   MAY LOSE VALUE   |   NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 12/31/13 to 6/30/14, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.

Series I Shares	6.67%
Series II Shares	6.56
MSCI World Index‚ (Broad Market Index)	6.18
Custom V.I. Balanced-Risk Allocation Index■ (Style-Specific Index)	5.33
Source(s): ‚FactSet Research Systems Inc.; ■Invesco, FactSet Research Systems Inc.

The MSCI World IndexSM is an unmanaged index considered representative of stocks of developed countries. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

    The Custom V.I. Balanced-Risk Allocation Index, created by Invesco to serve as a benchmark for Invesco V.I. Balanced-Risk Allocation Fund, comprises the following indexes: MSCI World Index (60%) and Barclays U.S. Aggregate Index (40%).

    The Barclays U.S. Aggregate Index is an unmanaged index considered representative of the US investment-grade, fixed-rate bond market.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

 Average Annual Total Returns

 As of 6/30/14

Series I Shares
Inception (1/23/09)	12.27%
5 Years	11.20
1 Year	12.57

Series II Shares
Inception (1/23/09)	11.97%
5 Years	10.92
1 Year	12.27

The returns shown above include the returns of Invesco Van Kampen V.I. Global Tactical Asset Allocation Fund (the first predecessor fund) for the period June 1, 2010, to May 2, 2011, the date the first predecessor fund was reorganized into the Fund, and the returns of Van Kampen Life Investment Trust Global Tactical Asset Allocation Portfolio (the second predecessor fund) for the period prior to June 1, 2010, the date the second predecessor fund was reorganized into the first predecessor fund. The second predecessor fund was advised by Van Kampen Asset Management. Returns shown above for Series I and Series II shares are blended returns of the predecessor funds and Invesco V.I. Balanced-Risk Allocation Fund. Share class returns will differ from the predecessor funds because of different expenses.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance.

Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 0.80% and 1.05%, respectively.1,2,3 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 1.22% and 1.47%, respectively.1 The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Invesco V.I. Balanced-Risk Allocation Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.

    The most recent month-end performance at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

    Had the adviser not waived fees and/or reimbursed expenses, performance would have been lower.

1	The expense ratio includes acquired fund fees and expenses of the underlying funds in which the Fund invests of 0.11% for Invesco V.I. Balanced-Risk Allocation Fund.
2	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least April 30, 2015. See current prospectus for more information.
3	Total annual Fund operating expenses after any contractual fee waivers by the adviser in effect through at least June 30, 2016. See current prospectus for more information.

Invesco V.I. Balanced-Risk Allocation Fund

Consolidated Schedule of Investments

June 30, 2014

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Securities–9.45%
U.S. Treasury Bills–7.96%(a)
U.S. Treasury Bills(b)	0.06%	07/03/14	$7,020,000	$7,019,998
U.S. Treasury Bills	0.07%	07/10/14	7,240,000	7,240,000
U.S. Treasury Bills	0.05%	07/17/14	8,000,000	7,999,964
U.S. Treasury Bills(b)	0.06%	07/24/14	8,000,000	7,999,949
U.S. Treasury Bills	0.05%	07/31/14	13,900,000	13,899,768
U.S. Treasury Bills(b)	0.06%	08/07/14	13,900,000	13,899,999
U.S. Treasury Bills(b)	0.07%	08/28/14	16,295,000	16,294,604
U.S. Treasury Bills	0.05%	12/04/14	6,700,000	6,698,691
U.S. Treasury Bills	0.05%	12/11/14	21,980,000	21,975,514
U.S. Treasury Bills	0.02%	12/18/14	3,569,000	3,568,241
U.S. Treasury Bills	0.04%	12/18/14	3,451,000	3,450,265
U.S. Treasury Bills(b)	0.10%	01/08/15	4,000,000	3,999,256
				114,046,249

U.S. Treasury Notes–1.49%
U.S. Treasury Notes(c)	0.08%	01/31/16	21,290,000	21,284,980
Total U.S. Treasury Securities (Cost $135,327,442)				135,331,229

		Expiration Date
Commodity-Linked Securities–2.32%
Canadian Imperial Bank of Commerce, Commodity Linked EMTN, U.S. Federal Funds Effective Rate minus 0.04% (linked to the Canadian Imperial Bank of Commerce Custom 1 Agriculture Commodity Index, multiplied by two)(d)		12/11/14	10,272,220	12,171,563
Cargill, Inc., Commodity Linked Notes, one month LIBOR rate minus 0.1% (linked to the Monthly Rebalance Commodity Excess Return Index, multiplied by two)(d)		12/19/14	10,000,000	11,810,606
Cargill, Inc., Commodity Linked Notes, one month LIBOR rate minus 0.1% (linked to the Monthly Rebalance Commodity Excess Return Index, multiplied by two)(d)		06/11/15	9,900,000	9,307,606
Total Commodity-Linked Securities (Cost $30,172,220)				33,289,775

			Shares
Money Market Funds–84.26%
Government & Agency Portfolio–Institutional Class(e)			177,212,366	177,212,366
Invesco V.I. Money Market Fund–Series I(e)			20,440,310	20,440,310
Liquid Assets Portfolio–Institutional Class(e)			236,283,155	236,283,155
Premier Portfolio–Institutional Class(e)			196,902,629	196,902,629
STIC (Global Series) PLC–U.S. Dollar Liquidity Portfolio–Institutional Class (Ireland)(e)			201,404,302	201,404,302
STIC Prime Portfolio–Institutional Class(e)			157,522,104	157,522,104
Treasury Portfolio–Institutional Class(e)			216,592,892	216,592,892
Total Money Market Funds (Cost $1,206,357,758)				1,206,357,758
TOTAL INVESTMENTS–96.03% (Cost $1,371,857,420)				1,374,978,762
OTHER ASSETS LESS LIABILITIES–3.97%				56,771,636
NET ASSETS–100.00%				$1,431,750,398

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Balanced-Risk Allocation Fund

Open Futures Contracts and Swap Agreements at Period-End(f)
Futures Contracts	Type of Contract		Number of Contracts	Expiration Month	Notional Value(g)	Unrealized Appreciation (Depreciation)
Brent Crude	Long		328	September-2014	$36,758,960	$1,373,295
Gas Oil	Long		124	August-2014	11,392,500	(222,379)
Gasoline Reformulated Blendstock Oxygenate Blending	Long		257	August-2014	32,849,380	131,123
Silver	Long		333	September-2014	35,058,240	(12,682)
WTI Crude	Long		308	October-2014	31,985,800	2,326,043
Subtotal — Commodity Risk						3,595,400
Australia 10 Year Bonds	Long		2,430	September-2014	276,061,117	5,154,966
Canada 10 Year Bonds	Long		2,160	September-2014	275,273,477	2,068,842
Euro Bonds	Long		1,278	September-2014	257,262,413	3,580,704
Japan 10 Year Bonds	Long		138	September-2014	198,397,986	618,881
Long Gilt	Long		1,265	September-2014	237,982,021	53,554
U.S. Treasury 20 Year Bonds	Long		932	September-2014	127,858,750	336,000
Subtotal — Interest Rate Risk						11,812,947
Dow Jones EURO STOXX 50 Index	Long		2,395	September-2014	105,992,584	(1,011,224)
E-Mini S&P 500 Index	Long		723	September-2014	70,579,260	861,954
FTSE 100 Index	Long		893	September-2014	102,568,877	(88,119)
Hang Seng Index	Long		502	July-2014	74,823,287	1,026,277
Russell 2000 Index Mini	Long		485	September-2014	57,729,550	1,448,939
Tokyo Stock Price Index	Long		700	September-2014	87,232,257	1,769,637
Subtotal — Market Risk						4,007,464
Total Futures Contracts						$19,415,811

Swap Agreements		Counterparty		Termination Date
Receive a return equal to the Dow Jones-UBS Gold Index and pay the product of (i) 0.15% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Long	Bank of America Securities LLC	160,000	December-2014	$25,029,072	$0
Receive a return equal to the MLCX Dynamic Enhanced Copper Excess Return Index and pay the product of (i) 0.25% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Long	Bank of America Securities LLC	59,600	May-2015	40,504,767	0
Receive a return equal to the Barclays Commodity Strategy 1452 Index and pay the product of (i) 0.33% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Long	Barclays Capital Inc.	51,500	May-2015	27,463,188	1,379,305
Receive a return equal to the Barclays Commodity Strategy 1635 Excess Return Index and pay the product of (i) 0.53% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Long	Barclays Capital Inc.	28,400	October-2014	20,522,064	(666,071)
Receive a return equal to the Single Commodity Gold Excess Return Index and pay the product of (i) 0.12% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Long	Cargill, Inc.	19,000	May-2015	16,995,205	0
Receive a return equal to the CIBC Dynamic Roll LME Copper Excess Return Index and pay the product of (i) 0.30% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Long	CIBC World Markets Corp.	326,000	April-2015	27,444,440	1,379,209
Receive a return equal to the Goldman Sachs Alpha Basket B765 Excess Return Strategy and pay the product of (i) 0.60% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Long	Goldman Sachs & Co.	23,000	June-2015	13,932,001	0

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Balanced-Risk Allocation Fund

Swap Agreements	Type of Contract	Counterparty	Number of Contracts	Termination Date	Notional Value(g)		Unrealized Appreciation (Depreciation)
Receive a return equal to the J.P. Morgan Bespoke Commodity 165 Index and pay the product of (i) 0.49% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Long	JPMorgan Securities Inc.	4,600	June-2015		$3,453,531	$(142,696)
Receive a return equal to the S&P GSCI Gold Index Excess Return and pay the product of (i) 0.09% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Long	JPMorgan Securities Inc.	191,000	April-2015		21,182,052	57,836
Receive a return equal to the S&P GSCI Aluminum Dynamic Roll Index Excess Return and pay the product of (i) 0.38% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Long	Morgan Stanley Capital Services LLC	72,000	October-2014		8,167,622	(50,752)
Subtotal – Commodity Risk							1,956,831
Receive a return equal to the Canada 10 Year Bond Futures multiplied by the number of index units multiplied by 1,000	Long	Bank of America Securities LLC	5	September-2014		637,207	4,027
Receive a return equal to Euro-Bund EUR Excess Return Index and pay the product of (i) 0.30% of the Notional Value multiplied by (ii) days in the period divided by 360 multiplied by (iii) mid spot price for converting one Euro to an amount of USD	Long	Barclays Capital Inc.	33,000	December-2014	EUR	5,615,685	68,188
Receive a return equal to the LIFFE Long Gilt Futures multiplied by 0.01% of the Notional Value	Long	Goldman Sachs & Co.	220	September-2014		41,388,178	72
Subtotal – Interest Rate Risk							72,287
Receive a return equal to the Hang Seng Index Futures multiplied by the Notional Value	Long	Goldman Sachs & Co.	233	July-2014		34,728,737	403,430
Subtotal – Market Risk							403,430
Total Swap Agreements							$2,432,548

Investments Abbreviations:

EMTN	– European Medium-Term Notes
EUR	– Euro
LIBOR	– London InterBank Offered Rate
USD	– U.S. Dollar

Index Information:

Canadian Imperial Bank of Commerce Custom 1 Agriculture	– a basket of indices that provide exposure to various components of the agriculture markets. The underlying commodities comprising the indices are: Sugar, Soybeans, Soybean Meal and Live Cattle.
Monthly Rebalance Commodity Excess Return Index

–  an index comprised of four commodity indices that provide exposure to various components of the agriculture markets. The underlying commodities comprising the indices are: Sugar, Soybeans, Soybean Meal and Live Cattle.

Dow Jones-UBS Gold Index	– a commodity index composed of futures contracts on gold.
MLCX Dynamic Enhanced Copper Excess Return Index	– a commodity index composed of futures contracts on copper.
Barclays Commodity Strategy 1452 Index	– a commodity index that provides exposure to futures contracts on copper.
Barclays Commodity Strategy 1635 Excess Return Index

–  an index comprised of four commodity indices that provide exposure to various components of the agriculture markets. The underlying commodities comprising the indices are: Sugar, Soybean, Soymeal and Live Cattle.

Single Commodity Gold Excess Return Index	– a commodity index composed of futures contracts on gold.
CIBC Dynamic Roll LME Copper Excess Return Index	– a commodity index composed of futures contracts on copper.
Goldman Sachs Alpha Basket B765 Excess Return Strategy	– a basket of four indices that provide exposure to various components of the agriculture markets. The underlying commodities comprising the indices are: Sugar, Soybean, Soybean Meal and Live Cattle.
J.P. Morgan Bespoke Commodity 165 Index

–  an index comprised of four commodity indices that provide exposure to various components of the agriculture markets. The underlying commodities comprising the indices are: Soybean, Soybean Meal, Seasonal Sugar and Live Cattle.

S&P GSCI Gold Index Excess Return	– a commodity index composed of futures contracts on gold.
S&P GSCI Aluminum Dynamic Roll Index Excess Return	– a commodity index composed of futures contracts on aluminum.
Euro-Bund EUR Excess Return Index	– an index composed of futures contracts on Euro Government bonds.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Balanced-Risk Allocation Fund

Notes to Consolidated Schedule of Investments:

(a)	Securities traded on a discount basis. The interest rates shown represent the discount rates at the time of purchase by the Fund.
(b)	All or a portion of the value was designated as collateral for swap agreements. See Note 1M and Note 4.
(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on June 30, 2014.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at December 31, 2013 was $33,289,775, which represented 2.32% of the Fund’s Net Assets.
(e)	The money market fund and the Fund are affiliated by having the same investment adviser.
(f)	Futures contracts collateralized by $19,510,000 cash held with Goldman Sachs & Co., the futures commission merchant.
(g)	Notional value is denominated in U.S. Dollars unless otherwise noted.

Target Risk Allocation and Notional Asset Weights*

By asset class

Asset Class	Risk Allocation**	% of Net Assets as of 06/30/14***
Equities	41.34%	38.55%
Fixed Income	30.01	89.86
Commodities	28.65	31.39

*	Risk contribution is measured as the standard deviation of each asset class as a percentage of total portfolio standard deviation. The risk contribution of each underlying asset determines the dollar-weighting of the asset. Standard deviation measures a fund’s range of total returns and fluctuations over a defined period of time.
**	Based on the expected market exposure.
***	Due to the use of leverage, the percentages may not equal 100%.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Balanced-Risk Allocation Fund

Consolidated Statement of Assets and Liabilities

June 30, 2014

(Unaudited)

Consolidated Statement of Operations

For the six months ended June 30, 2014

(Unaudited)

Assets:
Investments, at value (Cost $165,499,662)	$168,621,004
Investments in affiliated money market funds, at value and cost	1,206,357,758
Total investments, at value (Cost $1,371,857,420)	1,374,978,762
Cash	37,990,000
Receivable for:
Deposits with brokers for open futures contracts	19,510,000
Fund shares sold	819,878
Dividends and interest	32,809
Swaps receivables	2,792,336
Investment for trustee deferred compensation and retirement plans	86,804
Unrealized appreciation on swap transactions	2,568,160
Total assets	1,438,778,749

Liabilities:
Payable for:
Fund shares reacquired	4,613,624
Variation margin — futures contracts	73,912
Accrued fees to affiliates	2,043,587
Accrued trustees’ and officers’ fees and benefits	609
Accrued other operating expenses	60,056
Trustee deferred compensation and retirement plans	100,933
Premiums received on swap agreements	18
Unrealized depreciation on swap transactions	135,612
Total liabilities	7,028,351
Net assets applicable to shares outstanding	$1,431,750,398

Net assets consist of:
Shares of beneficial interest	$1,259,273,144
Undistributed net investment income (loss)	(6,386,563)
Undistributed net realized gain	153,894,172
Net unrealized appreciation	24,969,645
$1,431,750,398

Net Assets:
Series I	$8,994,498
Series II	$1,422,755,900

Shares outstanding, $0.001 par value per share, with an unlimited number of shares authorized:
Series I	685,512
Series II	109,415,851
Series I:
Net asset value per share	$13.12
Series II:
Net asset value per share	$13.00

Investment income:
Dividends from affiliated money market funds	$236,037
Interest	50,739
Total investment income	286,776

Expenses:
Advisory fees	6,219,347
Administrative services fees	1,285,092
Custodian fees	13,084
Distribution fees — Series II	1,703,988
Transfer agent fees	8,422
Trustees’ and officers’ fees and benefits	21,967
Other	69,639
Total expenses	9,321,539
Less: Fees waived	(2,769,868)
Net expenses	6,551,671
Net investment income (loss)	(6,264,895)

Realized and unrealized gain from:
Net realized gain from:
Investment securities	3,334,642
Foreign currencies	456,152
Futures contracts	74,804,437
Swap agreements	4,138,724
82,733,955
Change in net unrealized appreciation of:
Investment securities	1,798,772
Foreign currencies	19,587
Futures contracts	7,455,113
Swap agreements	2,164,583
11,438,055
Net realized and unrealized gain	94,172,010
Net increase in net assets resulting from operations	$87,907,115

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Balanced-Risk Allocation Fund

Consolidated Statement of Changes in Net Assets

For the six months ended June 30, 2014 and the year ended December 31, 2013

(Unaudited)

	June 30, 2014	December 31, 2013
Operations:
Net investment income (loss)	$(6,264,895)	$(13,300,908)
Net realized gain	82,733,955	21,894,049
Change in net unrealized appreciation	11,438,055	11,089,536
Net increase in net assets resulting from operations	87,907,115	19,682,677

Distributions to shareholders from net investment income:
Series I	—	(155,774)
Series ll	—	(23,299,211)
Total distributions from net investment income	—	(23,454,985)

Distributions to shareholders from net realized gains:
Series l	—	(273,003)
Series ll	—	(44,221,706)
Total distributions from net realized gains	—	(44,494,709)

Share transactions–net:
Series l	(399,763)	(1,259,550)
Series ll	(34,062,153)	73,671,743
Net increase (decrease) in net assets resulting from share transactions	(34,461,916)	72,412,193
Net increase in net assets	53,445,199	24,145,176

Net assets:
Beginning of period	1,378,305,199	1,354,160,023
End of period (includes undistributed net investment income (loss) of $(6,386,563) and $(121,668), respectively)	$1,431,750,398	$1,378,305,199

Notes to Consolidated Financial Statements

June 30, 2014

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco V.I. Balanced-Risk Allocation Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty-four separate portfolios, (each constituting a “Fund”). The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these consolidated financial statements pertains only to the Fund. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

The Fund will seek to gain exposure to the commodity markets primarily through investments in the Invesco Cayman Commodity Fund IV Ltd. (the “Subsidiary”), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands. The Subsidiary was organized by the Fund to invest in commodity-linked derivatives. The Fund may invest up to 25% of its total assets in the Subsidiary.

The Fund’s investment objective is total return with a low to moderate correlation to traditional financial market indices.

The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its consolidated financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based

Invesco V.I. Balanced-Risk Allocation Fund

on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Consolidated Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Consolidated Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Consolidated Statement of Operations and Consolidated Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Consolidated Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Consolidated Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

Invesco V.I. Balanced-Risk Allocation Fund

D.	Distributions — Distributions from income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the consolidated financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary’s income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The financial statements are prepared on a consolidated basis in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. The accompanying financial statements reflect the financial position of the Fund and its Subsidiary and the results of operations on a consolidated basis. All inter-company accounts and transactions have been eliminated in consolidation.

In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the consolidated financial statements are released to print.

H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust, and under the Subsidiary’s organizational documents, the directors and officers of the Subsidiary, are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund and/or the Subsidiary, respectively. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Consolidated Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

J.	Forward Foreign Currency Contracts — The Fund may enter into forward foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A forward foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Consolidated Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Consolidated Statement of Assets and Liabilities.
K.	Structured Securities — The Fund may invest in structured securities. Structured securities are a type of derivative security whose value is determined by reference to changes in the value of underlying securities, currencies, interest rates, commodities, indices or other financial indicators (“reference instruments”). Most structured securities are fixed-income securities that have maturities of three years or less. Structured securities may be positively or negatively indexed (i.e., their principal value or interest rates may increase or decrease if the underlying reference instrument appreciates) and may have return characteristics similar to direct investments in the underlying reference instrument.

Structured securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference instruments. In addition to the credit risk of structured securities and the normal risks of price changes in response to changes in interest rates, the principal amount of structured notes or indexed securities may decrease as a result of changes in the value of the underlying

Invesco V.I. Balanced-Risk Allocation Fund

reference instruments. Changes in the daily value of structured securities are recorded as unrealized gains (losses) in the Consolidated Statement of Operations. When the structured securities mature or are sold, the Fund recognizes a realized gain (loss) on the Consolidated Statement of Operations.

L.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Consolidated Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Consolidated Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities.
M.	Swap Agreements — The Fund may enter into various swap transactions, including interest rate, total return, index, currency exchange rate and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between two parties (“Counterparties”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its Counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from Counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the Counterparty and by the designation of collateral by the Counterparty to cover the Fund’s exposure to the Counterparty.

Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Consolidated Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Consolidated Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Consolidated Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the

Invesco V.I. Balanced-Risk Allocation Fund

Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

N.	Leverage Risk — Leverage exists when a Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
O.	Other Risks — The Fund will seek to gain exposure to commodity markets primarily through an investment in the Subsidiary and through investments in exchange traded funds and commodity-linked derivatives. The Subsidiary, unlike the Fund, may invest without limitation in commodities, commodity-linked derivatives and other securities, such as exchange traded notes, that may provide leverage and non-leveraged exposure to commodity markets. The Fund is indirectly exposed to the risks associated with the Subsidiary’s investments.

The Fund is non-diversified and may invest in securities of fewer issuers than if it were diversified. Thus, the value of the Fund’s shares may vary more widely and the Fund may be subject to greater market and credit risk than if the Fund invested more broadly.

P.	Collateral — To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $250 million	0.95%
Next $250 million	0.925%
Next $500 million	0.90%
Next $1.5 billion	0.875%
Next $2.5 billion	0.85%
Next $2.5 billion	0.825%
Next $2.5 billion	0.80%
Over $10 billion	0.775%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc., Invesco Canada Ltd. and Invesco PowerShares Capital Management LLC (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Subsidiary has entered into a separate contract with the Adviser whereby the Adviser provides investment advisory and other services to the Subsidiary. In consideration of these services, the Subsidiary pays an advisory fee to the Adviser based on the annual rate of the Subsidiary’s average daily net assets as set forth in the table above.

Effective May 1, 2014, the Adviser has contractually agreed, through at least April 30, 2015, to waive advisory fees and/or reimburse expenses of shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 0.76% and Series II shares to 1.01% of average daily net assets. Prior to May 1, 2014, the Adviser had contractually agreed to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses to 0.78% and 1.03% of average net assets for Series I and Series II shares, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. The total annual fund operating expenses used in determining whether the Fund meets or exceeds the expense limitations described above do not include Acquired Fund Fees and Expenses. Acquired Fund Fees and Expenses are not operating expenses of a Fund directly, but are fees and expenses, including management fees of the investment companies in which a Fund invests. As a result, the total annual fund operating expenses after expense reimbursement may exceed the expense limits above. Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2015. The fee waiver agreement cannot be terminated during its term.

Further, the Adviser has contractually agreed, through at least June 30, 2016, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended June 30, 2014, the Adviser waived advisory fees of $2,769,868.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants’ accounts. Pursuant to such agreement, for the six months ended June 30, 2014, Invesco was paid $160,257 for accounting and fund administrative services and reimbursed $1,124,835 for services provided by insurance companies.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the

Invesco V.I. Balanced-Risk Allocation Fund

course of providing such services. For the six months ended June 30, 2014, expenses incurred under the agreement are shown in the Consolidated Statement of Operations as Transfer agent fees.

The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2014, expenses incurred under the Plan are detailed in the Consolidated Statement of Operations as Distribution fees.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of June 30, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Money Market Funds	$1,206,357,758	$—	$—	$1,206,357,758
U.S. Treasury Securities	—	135,331,229	—	135,331,229
Commodity-Linked Securities	—	33,289,775	—	33,289,775
	1,206,357,758	168,621,004	—	1,374,978,762
Futures Contracts*	19,415,811	—	—	19,415,811
Swap Agreements*	—	2,432,548	—	2,432,548
Total Investments	$1,225,773,569	$171,053,552	$—	$1,396,827,121

*	Unrealized appreciation.

NOTE 4—Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of June 30, 2014:

	Value
Risk Exposure/Derivative Type	Assets	Liabilities
Commodity risk
Futures contracts(a)	$3,830,461	$(235,061)
Swap agreements(b)	2,816,350	(859,519)
Interest rate risk
Futures contracts(a)	11,812,947	—
Swap agreements(b)	72,287	—
Market risk
Futures contracts(a)	5,106,807	(1,099,343)
Swap agreements(b)	403,430	—
Total	$24,042,282	$(2,193,923)

(a)	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s variation margin receivable (payable) is reported within the Consolidated Statement of Assets and Liabilities.
(b)	Values are disclosed on the Consolidated Statement of Assets and Liabilities under the caption Unrealized appreciation on swap transactions — OTC and Unrealized depreciation on swap transactions.

Invesco V.I. Balanced-Risk Allocation Fund

Effect of Derivative Investments for the six months ended June 30, 2014

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statement of Operations
	Futures Contracts	Swap Agreements
Realized Gain (Loss)
Commodity risk	$4,016,832	$4,002,598
Interest rate risk	46,225,629	1,221,263
Market risk	24,561,976	(1,085,137)
Change in Unrealized Appreciation (Depreciation)
Commodity risk	3,441,780	1,956,831
Interest rate risk	22,273,431	72,287
Market risk	(18,260,098)	403,430
Total	$82,259,550	$6,571,272

The table below summarizes the average notional value of futures contracts and swap agreements outstanding during the period.

	Futures Contracts	Swap Agreements
Average notional value	$1,876,221,365	$257,136,848

Offsetting Assets and Liabilities

Accounting Standards Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities, which was subsequently clarified in Financial Accounting Standards Board ASU 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” is intended to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting arrangements on the Consolidated Statement of Assets and Liabilities and to enable investors to better understand the effect of those arrangements on its financial position. In order for an arrangement to be eligible for netting, the Fund must have a basis to conclude that such netting arrangements are legally enforceable. The Fund enters into netting agreements and collateral agreements in an attempt to reduce the Fund’s Counterparty credit risk by providing for a single net settlement with a Counterparty of all financial transactions covered by the agreement in an event of default as defined under such agreement.

There were no derivative instruments subject to a netting agreement for which the Fund is not currently netting. The following tables present derivative instruments that are either subject to an enforceable netting agreement or offset by collateral arrangements as of June 30, 2014.

Assets:
Counterparty	Gross amounts presented in Consolidated Statement of Assets & Liabilities	Gross amounts offset in Consolidated Statement of Assets & Liabilities	Net amounts of assets presented in Consolidated Statement of Assets & Liabilities	Collateral Received
				Financial Instruments	Cash	Net Amount(a)
Fund
Bank of America Securities LLC(b)	$4,027	$—	$4,027	$—	$—	$4,027
Barclays Capital Inc.(b)	68,188	—	68,188	—	—	68,188
Goldman Sachs & Co.(b)	403,502	—	403,502	(403,502)	—	—
Goldman Sachs & Co.(c)(d)	3,830,461	(235,061)	3,595,400	—	—	3,595,400
Subtotal — Fund	4,306,178	(235,061)	4,071,117	(403,502)	—	3,667,615

Subsidiary
Bank of America Securities LLC(b)	0	—	0	0	—	—
Barclays Capital Inc.(b)	1,379,305	(666,071)	713,234	—	—	713,234
Cargill, Inc.(b)	0	—	0	—	0	—
CIBC World Markets Corp.(b)	1,379,209	—	1,379,209	(262,997)	—	1,116,212
Goldman Sachs & Co.(b)	0	—	0	—	—	—
Goldman Sachs & Co.(c)(d)	16,919,754	(1,099,343)	15,820,411	—	—	15,820,411
JPMorgan Securities Inc.(b)	57,836	(57,836)	—	—	—	—
Subtotal — Subsidiary	19,736,104	(1,823,250)	17,912,854	(262,997)	0	17,649,857
Total	$24,042,282	$(2,058,311)	$21,983,971	$(666,499)	$0	$21,317,472

Invesco V.I. Balanced-Risk Allocation Fund

Liabilities:
Counterparty	Gross amounts presented in Consolidated Statement of Assets & Liabilities	Gross amounts offset in Consolidated Statement of Assets & Liabilities	Net amounts of liabilities presented in Consolidated Statement of Assets & Liabilities	Collateral Pledged
				Financial Instruments	Cash	Net Amount(a)
Fund
Goldman Sachs & Co.(c)(d)	$235,061	$(235,061)	$—	$—	$—	$—

Subsidiary
Barclays Capital Inc.(b)	666,071	(666,071)	—	—	—	—
Goldman Sachs & Co.(c)(d)	1,099,343	(1,099,343)	—	—	—	—
JPMorgan Securities Inc.(b)	142,696	(57,836)	84,860	(84,860)	—	—
Morgan Stanley Capital Services LLC(b)	50,752	—	50,752	(50,752)	—	—
Subtotal — Subsidiary	1,958,862	(1,823,250)	135,612	(135,612)	—	—
Total	$2,193,923	$(2,058,311)	$135,612	$(135,612)	$—	$—

(a)	The Fund and the Subsidiary are recognized as separate legal entities and as such are subject to separate netting arrangements with the Counterparty.
(b)	Swap agreements Counterparty.
(c)	Includes cumulative appreciation (depreciation) of futures contracts.
(d)	Futures contracts Counterparty.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Consolidated Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in 8 tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of December 31, 2013.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2014 was $9,900,000 and $11,377,646, respectively. During the same period, purchases of U.S. Treasury obligations were $21,286,544. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$3,123,493
Aggregate unrealized (depreciation) of investment securities	(2,151)
Net unrealized appreciation of investment securities	$3,121,342

Cost of investments is the same for financial reporting and tax purposes.

Invesco V.I. Balanced-Risk Allocation Fund

NOTE 9—Share Information

	Summary of Share Activity
	Six months ended June 30, 2014(a)		Year ended December 31, 2013
	Shares	Amount	Shares	Amount
Sold:
Series I	66,274	$847,979	207,164	$2,643,732
Series II	7,456,950	93,046,506	38,806,552	487,478,913

Issued as reinvestment of dividends:
Series I	—	—	34,804	427,741
Series II	—	—	5,534,502	67,520,918

Reacquired:
Series I	(97,691)	(1,247,742)	(343,623)	(4,331,023)
Series II	(10,225,173)	(127,108,659)	(39,055,450)	(481,328,088)
Net increase (decrease) in share activity	(2,799,640)	$(34,461,916)	5,183,949	$72,412,193

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 92% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 10—Consolidated Financial Highlights

The following schedule presents consolidated financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover(c)
Series I
Six months ended 06/30/14	$12.30	$(0.04)	$0.86	$0.82	$—	$—	$—	$13.12	6.67%		$8,994	0.71	%(d)	1.11	%(d)	(0.67	)%(d)	24%
Year ended 12/31/13	12.65	(0.08)	0.30	0.22	(0.21)	(0.36)	(0.57)	12.30	1.70		8,821	0.70		1.11		(0.65)		76
Year ended 12/31/12	11.53	(0.07)	1.34	1.27	(0.11)	(0.04)	(0.15)	12.65	10.98		10,354	0.70		1.15		(0.59)		188
Year ended 12/31/11(e)	13.09	(0.04)	1.28	1.24	(0.10)	(2.70)	(2.80)	11.53	11.00		4,472	0.71		1.22		(0.32)		142
Year ended 12/31/10(f)	12.00	0.10	1.15	1.25	(0.02)	(0.14)	(0.16)	13.09	10.57		17	0.89		1.29		0.88	(g)	444
Eleven months ended 12/31/09(h)	10.00	0.04	2.67	2.71	(0.25)	(0.46)	(0.71)	12.00	28.21		120	0.90	(i)(j)	1.46	(i)(j)	0.41	(g)(i)(j)	87
Series II
Six months ended 06/30/14	12.21	(0.06)	0.85	0.79	—	—	—	13.00	6.47		1,422,756	0.96	(d)	1.36	(d)	(0.92	)(d)	24
Year ended 12/31/13	12.57	(0.11)	0.30	0.19	(0.19)	(0.36)	(0.55)	12.21	1.50		1,369,485	0.95		1.36		(0.90)		76
Year ended 12/31/12	11.49	(0.10)	1.32	1.22	(0.10)	(0.04)	(0.14)	12.57	10.64		1,343,806	0.95		1.40		(0.84)		188
Year ended 12/31/11(e)	13.05	(0.07)	1.27	1.20	(0.06)	(2.70)	(2.76)	11.49	10.61		257,898	0.96		1.47		(0.57)		142
Year ended 12/31/10(f)	12.10	0.07	1.04	1.11	(0.02)	(0.14)	(0.16)	13.05	9.32		75	1.14		1.54		0.59	(g)	444
Eleven months ended 12/31/09(h)	10.00	0.05	2.74	2.79	(0.23)	(0.46)	(0.69)	12.10	27.86	(k)	110	1.15	(i)(j)	1.71	(i)(j)	0.44	(g)(i)(j)	87

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $8,858 and $1,374,488 for Series I and Series II shares, respectively.
(e)	Prior to May 2, 2011, the Fund operated as Invesco Van Kampen V.I. Global Tactical Asset Allocation Fund (the “Predecessor Fund”). On such date, holders of the Predecessor Fund’s Series I and Series II shares received Series I and Series II shares, respectively, of the Fund.
(f)	On June 1, 2010, the Class I and Class II shares of the Invesco Van Kampen Life Investment Trust Global Tactical Asset Allocation Portfolio were reorganized into Series I and Series II shares, respectively, of the Predecessor Fund.
(g)	Ratio of net investment income (loss) to average net assets without fee waivers and/or expenses absorbed for the year ended December 31, 2010 and the eleven months ended December 31, 2009 was 0.48% and (0.15)% for Series I shares and 0.19% and (0.12)% for Series II shares, respectively.
(h)	Commencement date of January 23, 2009.
(i)	Does not include expenses of the underlying funds in which the Fund invests. The annualized weighted average ratio of expenses to average net assets for the underlying funds was 0.08% at December 31, 2009.
(j)	Annualized.
(k)	These returns include combined Rule 12b-1 fees and service fees of up to 0.25%.

Invesco V.I. Balanced-Risk Allocation Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2014 through June 30, 2014.

The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

Class	Beginning Account Value (01/01/14)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (06/30/14)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/14)	Expenses Paid During Period[2]
Series I	$1,000.00	$1,066.70	$3.64	$1,021.27	$3.56	0.71%
Series II	1,000.00	1,065.60	4.92	1,020.03	4.81	0.96

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2014 through June 30, 2014, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

Invesco V.I. Balanced-Risk Allocation Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of Invesco V.I. Balanced-Risk Allocation Fund’s (the Fund) investment advisory agreements. During contract renewal meetings held on June 16-17, 2014, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for the Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2014.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the management of a number of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned Invesco Funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether and on what terms to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Lipper Inc. (Lipper), an independent provider of investment company data. The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 17, 2014, and may not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Sub-Committees met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board noted that that comparative performance data for only the past four calendar years was available. The Board compared the Fund’s performance during the past one, three and four calendar years to the performance of funds in the Lipper performance universe and against the Lipper VA Underlying Funds Global Flexible Portfolio Funds Index. The Board noted that performance of Series I shares of the Fund was in the fourth quintile of its performance universe for the one year period and the third quintile for the three and four year periods (the first quintile being the best performing funds and the fifth quintile being the

Invesco V.I. Balanced-Risk Allocation Fund

worst performing funds). The Board noted that performance of Series I shares of the Fund was below the performance of the Index for the one year period and above the performance of the Index for the three year period (there being no four year performance data for the Index). Invesco Advisers noted that being underweight equities and overweight commodities versus the Fund’s Lipper peers affected performance. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the Fund’s contractual management fee rate for Series I shares of the Fund was above the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees, but that Lipper does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least April 30, 2015 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates that are managed using an investment process substantially similar to the investment process used for the Fund. The Board noted that the effective advisory fee rate of the Fund was lower than the effective advisory fee rate of one mutual fund, higher than the rate of another mutual fund, higher than the effective advisory fee rate of two off-shore funds and lower than the rate of two off-shore funds advised by Invesco Advisers and higher than the sub-adviser effective fee rate of a mutual fund sub-advised by Invesco Advisers managed using a similar investment process.

The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other client accounts that are managed using an investment process substantially similar to the investment process used for the Fund. The Board noted that Invesco

Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients. Invesco Advisers reviewed with the Board the significantly greater scope of services it provides to the Invesco Funds relative to certain other client accounts. These additional services include provision of administrative services, officers and office space, oversight of service providers, preparation of annual registration statement updates and financial information and regulatory compliance under the Investment Company Act of 1940, as amended. Invesco Advisers also reviewed generally the higher frequency of shareholder purchases and redemptions in the Invesco Funds relative to the flow of assets for other client accounts. Invesco Advisers advised the Board that advance notice of redemptions is often provided to Invesco Advisers by institutional clients. The Board did note that sub-advisory fee rates charged by the Affiliated Sub-Advisers to manage the Invesco Funds and to manage other client accounts tended to be more comparable, reflecting a more comparable scope of services. The Board concluded that the aggregate services provided to the Invesco Funds were sufficiently different from those provided to institutional clients to support the difference in fees.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule and was assisted in this review by a report from the Senior Officer. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2013. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Lipper and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transaction through “soft dollar” arrangements to any significant degree.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisors from the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds are fair and reasonable.

Invesco V.I. Balanced-Risk Allocation Fund

Semiannual Report to Shareholders	June 30, 2014
Invesco V.I. Comstock Fund

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund’s Form N-Q filings are available on the SEC website, sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.

Invesco Distributors, Inc.

VK-VICOM-SAR-1

NOT FDIC INSURED   |   MAY LOSE VALUE   |   NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 12/31/13 to 6/30/14, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.

Series I Shares	6.59%
Series II Shares	6.45
S&P 500 Index‚ (Broad Market Index)	7.14
Russell 1000 Value Index‚ (Style-Specific Index)	8.28
Lipper VUF Large-Cap Value Funds Index■ (Peer Group Index)	7.44
Source(s): ‚FactSet Research Systems Inc.; ■Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

    The Russell 1000® Value Index is an unmanaged index considered representative of large-cap value stocks. The Russell 1000 Value Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

    The Lipper VUF Large-Cap Value Funds Index is an unmanaged index considered representative of large-cap value variable insurance underlying funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

 Average Annual Total Returns

 As of 6/30/14

Series I Shares
Inception (4/30/99)	7.24%
10 Years	8.06
5 Years	19.70
1 Year	23.29

Series II Shares
Inception (9/18/00)	7.37%
10 Years	7.79
5 Years	19.38
1 Year	23.00

Effective June 1, 2010, Class I and Class II shares of the predecessor fund, Van Kampen Life Investment Trust Comstock Portfolio, advised by Van Kampen Asset Management were reorganized into Series I and Series II shares, respectively, of Invesco Van Kampen V.I. Comstock Fund (renamed Invesco V.I. Comstock Fund on April 29, 2013). Returns shown above for Series I and Series II shares are blended returns of the predecessor fund and Invesco V.I. Comstock Fund. Share class returns will differ from the predecessor fund because of different expenses.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 0.78% and 1.03%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 0.84% and 1.09%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Invesco V.I. Comstock Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.

    The most recent month-end performance at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least April 30, 2015. See current prospectus for more information.

Invesco V.I. Comstock Fund

Schedule of Investments(a)

June 30, 2014

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–98.08%
Aerospace & Defense–1.92%
Honeywell International Inc.	184,730	$17,170,653
Textron Inc.	678,044	25,962,305
		43,132,958

Aluminum–1.13%
Alcoa Inc.	1,704,863	25,385,410

Application Software–1.59%
Autodesk, Inc.(b)	240,609	13,565,536
Citrix Systems, Inc.(b)	352,364	22,040,368
		35,605,904

Asset Management & Custody Banks–3.30%
Bank of New York Mellon Corp. (The)	1,285,375	48,175,855
State Street Corp.	382,737	25,742,891
		73,918,746

Auto Parts & Equipment–1.27%
Johnson Controls, Inc.	569,555	28,437,881

Automobile Manufacturers–1.96%
General Motors Co.	1,213,162	44,037,781

Cable & Satellite–2.75%
Comcast Corp.–Class A	592,194	31,788,974
Time Warner Cable Inc.	203,426	29,964,650
		61,753,624

Communications Equipment–1.81%
Cisco Systems, Inc.	1,631,245	40,536,438

Department Stores–1.04%
Kohl’s Corp.	441,799	23,273,971

Diversified Banks–7.34%
Bank of America Corp.	2,338,923	35,949,247
JPMorgan Chase & Co.	1,168,359	67,320,846
U.S. Bancorp	209,832	9,089,922
Wells Fargo & Co.	993,433	52,214,838
		164,574,853

Drug Retail–1.53%
CVS Caremark Corp.	454,821	34,279,859

Electric Utilities–1.70%
FirstEnergy Corp.	313,970	10,901,038
PPL Corp.	764,435	27,160,376
		38,061,414

Electrical Components & Equipment–1.10%
Emerson Electric Co.	370,281	24,571,847

Electronic Components–0.97%
Corning Inc.	995,755	21,856,822

General Merchandise Stores–0.75%
Target Corp.	288,638	16,726,572

Health Care Distributors–0.46%
Cardinal Health, Inc.	149,287	10,235,117

	Shares	Value
Health Care Services–0.68%
Express Scripts Holding Co.(b)	220,816	$15,309,173

Hotels, Resorts & Cruise Lines–1.68%
Carnival Corp.	1,003,315	37,774,810

Housewares & Specialties–0.59%
Newell Rubbermaid Inc.	425,655	13,191,048

Industrial Conglomerates–2.09%
General Electric Co.	1,787,975	46,987,983

Industrial Machinery–1.35%
Ingersoll–Rand PLC	483,163	30,202,519

Integrated Oil & Gas–9.25%
BP PLC–ADR (United Kingdom)	876,873	46,255,051
Chevron Corp.	228,639	29,848,822
Occidental Petroleum Corp.	258,615	26,541,657
Royal Dutch Shell PLC–ADR (United Kingdom)	625,417	51,515,598
Suncor Energy, Inc. (Canada)	1,249,361	53,260,259
		207,421,387

Integrated Telecommunication Services–1.75%
AT&T Inc.	224,884	7,951,898
Verizon Communications Inc.	462,055	22,608,351
Vivendi S.A. (France)	358,373	8,769,169
		39,329,418

Internet Software & Services–1.99%
eBay Inc.(b)	638,806	31,978,628
Yahoo! Inc.(b)	358,601	12,597,653
		44,576,281

Investment Banking & Brokerage–2.48%
Goldman Sachs Group, Inc. (The)	129,631	21,705,415
Morgan Stanley	1,045,764	33,809,550
		55,514,965

Life & Health Insurance–2.02%
Aflac, Inc.	222,053	13,822,799
MetLife, Inc.	565,096	31,396,734
		45,219,533

Managed Health Care–3.15%
UnitedHealth Group Inc.	555,718	45,429,946
WellPoint, Inc.	234,882	25,275,652
		70,705,598

Movies & Entertainment–4.22%
Time Warner Inc.	213,424	14,993,036
Twenty-First Century Fox, Inc.–Class B	870,675	29,803,205
Viacom Inc.–Class B	575,610	49,922,656
		94,718,897

Multi-Utilities–0.74%
PG&E Corp.	346,417	16,634,944

Oil & Gas Drilling–0.35%
Noble Corp. PLC	235,800	7,913,448

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Comstock Fund

	Shares	Value
Oil & Gas Equipment & Services–5.21%
Halliburton Co.	586,955	$41,679,675
Weatherford International PLC(b)	3,269,829	75,206,067
		116,885,742

Oil & Gas Exploration & Production–2.63%
Murphy Oil Corp.	471,799	31,365,198
QEP Resources Inc.	798,866	27,560,877
		58,926,075

Other Diversified Financial Services–3.90%
Citigroup Inc.	1,859,321	87,574,019

Packaged Foods & Meats–3.00%
ConAgra Foods, Inc.	1,068,890	31,724,655
Mondelez International Inc.–Class A	457,210	17,195,668
Unilever N.V.–New York Shares (Netherlands)	417,943	18,289,186
		67,209,509

Paper Products–1.03%
International Paper Co.	457,695	23,099,867

Pharmaceuticals–9.36%
Bristol-Myers Squibb Co.	510,847	24,781,188
GlaxoSmithKline PLC–ADR (United Kingdom)	201,994	10,802,639
Merck & Co., Inc.	856,381	49,541,641
Novartis AG (Switzerland)	408,539	36,993,326
Pfizer Inc.	1,132,820	33,622,098
Roche Holding AG–ADR (Switzerland)	546,330	20,368,767
Sanofi–ADR (France)	634,366	33,729,240
		209,838,899

Property & Casualty Insurance–2.22%
Allstate Corp. (The)	713,711	41,909,110

	Shares	Value
Property & Casualty Insurance–(continued)
Travelers Cos., Inc. (The)	83,081	$7,815,430
		49,724,540

Publishing–0.03%
Time Inc.(b)	26,678	646,141

Regional Banks–2.74%
Fifth Third Bancorp	1,176,668	25,121,862
PNC Financial Services Group, Inc. (The)	408,104	36,341,661
		61,463,523

Semiconductors–1.05%
Intel Corp.	764,939	23,636,615

Systems Software–2.19%
Microsoft Corp.	924,765	38,562,700
Symantec Corp.	464,890	10,645,981
		49,208,681

Technology Hardware, Storage & Peripherals–1.76%
Hewlett-Packard Co.	1,172,444	39,487,914
Total Common Stocks & Other Equity Interests (Cost $1,697,012,228)		2,199,590,726

Money Market Funds–2.65%
Liquid Assets Portfolio–Institutional Class(c)	29,728,965	29,728,965
Premier Portfolio–Institutional Class(c)	29,728,964	29,728,964
Total Money Market Funds (Cost $59,457,929)		59,457,929
TOTAL INVESTMENTS–100.73% (Cost $1,756,470,157)		2,259,048,655
OTHER ASSETS LESS LIABILITIES–(0.73)%		(16,263,435)
NET ASSETS–100.00%		$2,242,785,220

Investment Abbreviations:

ADR	– American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Net Assets

as of June 30, 2014

Financials	24.0%
Energy	17.4
Consumer Discretionary	14.7
Health Care	13.6
Information Technology	11.4
Industrials	6.5
Consumer Staples	4.5
Utilities	2.4
Materials	2.2
Telecommunication Services	1.4
Money Market Funds Plus Other Assets Less Liabilities	1.9

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Comstock Fund

Statement of Assets and Liabilities

June 30, 2014

(Unaudited)

Statement of Operations

For the six months ended June 30, 2014

(Unaudited)

Assets:
Investments, at value (Cost $1,697,012,228)	$2,199,590,726
Investments in affiliated money market funds, at value and cost	59,457,929
Total investments, at value (Cost $1,756,470,157)	2,259,048,655
Foreign currencies, at value (Cost $62)	62
Receivable for:
Investments sold	1,014,289
Fund shares sold	677,084
Dividends	3,626,517
Investment for trustee deferred compensation and retirement plans	179,070
Total assets	2,264,545,677

Liabilities:
Payable for:
Investments purchased	6,768,431
Fund shares reacquired	7,894,809
Forward foreign currency contracts outstanding	3,057,568
Accrued fees to affiliates	3,762,559
Accrued trustees’ and officers’ fees and benefits	1,148
Accrued other operating expenses	63,391
Trustee deferred compensation and retirement plans	212,551
Total liabilities	21,760,457
Net assets applicable to shares outstanding	$2,242,785,220

Net assets consist of:
Shares of beneficial interest	$1,851,118,003
Undistributed net investment income	45,960,124
Undistributed net realized gain (loss)	(153,825,377)
Net unrealized appreciation	499,532,470
$2,242,785,220

Net Assets:
Series I	$332,035,658
Series II	$1,910,749,562

Shares outstanding, $0.001 par value per share, with an unlimited number of shares authorized:
Series I	17,551,424
Series II	101,537,384
Series I:
Net asset value per share	$18.92
Series II:
Net asset value per share	$18.82

Investment income:
Dividends (net of foreign withholding taxes of $809,973)	$32,818,733
Dividends from affiliated money market funds	9,781
Total investment income	32,828,514

Expenses:
Advisory fees	6,109,095
Administrative services fees	2,826,562
Custodian fees	43,953
Distribution fees — Series II	2,330,647
Transfer agent fees	18,063
Trustees’ and officers’ fees and benefits	26,974
Other	56,672
Total expenses	11,411,966
Less: Fees waived	(634,292)
Net expenses	10,777,674
Net investment income	22,050,840

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	105,950,786
Foreign currencies	(3,256)
Forward foreign currency contracts	(4,401)
105,943,129
Change in net unrealized appreciation (depreciation) of:
Investment securities	12,494,652
Foreign currencies	4,611
Forward foreign currency contracts	(2,442,193)
10,057,070
Net realized and unrealized gain	116,000,199
Net increase in net assets resulting from operations	$138,051,039

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Comstock Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2014 and the year ended December 31, 2013

(Unaudited)

	June 30, 2014	December 31, 2013
Operations:
Net investment income	$22,050,840	$24,032,151
Net realized gain	105,943,129	153,555,605
Change in net unrealized appreciation	10,057,070	454,948,048
Net increase in net assets resulting from operations	138,051,039	632,535,804

Distributions to shareholders from net investment income:
Series I	—	(4,795,702)
Series ll	—	(25,448,903)
Total distributions from net investment income	—	(30,244,605)

Share transactions–net:
Series l	(391,099)	(21,202,269)
Series ll	(122,737,491)	(244,847,685)
Net increase (decrease) in net assets resulting from share transactions	(123,128,590)	(266,049,954)
Net increase in net assets	14,922,449	336,241,245

Net assets:
Beginning of period	2,227,862,771	1,891,621,526
End of period (includes undistributed net investment income of $45,960,124 and $23,909,284, respectively)	$2,242,785,220	$2,227,862,771

Notes to Financial Statements

June 30, 2014

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco V.I. Comstock Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty-four separate portfolios, (each constituting a “Fund”). The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

The Fund’s investment objective is to seek capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.

The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual

Invesco V.I. Comstock Fund

trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

Invesco V.I. Comstock Fund

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

J.	Forward Foreign Currency Contracts — The Fund may enter into forward foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A forward foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $500 million	0.60%
Over $500 million	0.55%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least April 30, 2015, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 0.78% and Series II shares to 1.03% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause total annual operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2015. The fee waiver agreement cannot be terminated during its term. To the extent that the annualized expense ratio does not exceed the expense limitation, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

Further, the Adviser has contractually agreed, through at least June 30, 2016, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

Invesco V.I. Comstock Fund

For the six months ended June 30, 2014, the Adviser waived advisory fees of $634,292.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants’ accounts. Pursuant to such agreement, for the six months ended June 30, 2014, Invesco was paid $218,330 for accounting and fund administrative services and reimbursed $2,608,232 for services provided by insurance companies.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2014, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2014, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of June 30, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$2,238,679,888	$20,368,767	$—	$2,259,048,655
Forward Foreign Currency Contracts*	—	(3,057,568)	—	(3,057,568)
Total Investments	$2,238,679,888	$17,311,199	$—	$2,255,991,087

*	Unrealized appreciation (depreciation).

NOTE 4—Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of June 30, 2014:

	Value
Risk Exposure/Derivative Type	Assets	Liabilities
Currency risk
Forward foreign currency contracts(a)	$—	$(3,057,568)

(a)	Values are disclosed on the Statement of Assets and Liabilities under the caption Forward foreign currency contracts outstanding.

Invesco V.I. Comstock Fund

Effect of Derivative Investments for the six months ended June 30, 2014

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Statement of Operations
Forward Foreign Currency Contracts
Realized Gain (Loss)
Currency risk	$(4,401)
Change in Unrealized Appreciation (Depreciation)
Currency risk	(2,442,193)
$(2,446,594)

The table below summarizes the average notional value of forward foreign currency contracts outstanding during the period.

Forward Foreign Currency Contracts
Average notional value	$229,415,284

Open Forward Foreign Currency Contracts at Period-End
Settlement Date	Counterparty	Contract to				Notional Value	Unrealized Appreciation (Depreciation)
		Deliver		Receive
07/18/14	Barclays Capital Inc.	CAD	12,426,378	USD	11,431,442	$11,640,035	$(208,593)
07/18/14	CIBC World Markets Corp.	CAD	12,471,511	USD	11,470,798	11,682,312	(211,514)
07/18/14	Deutsche Bank Securities Inc.	CAD	12,426,377	USD	11,434,965	11,640,034	(205,069)
07/18/14	Goldman Sachs & Co.	CAD	12,426,378	USD	11,424,453	11,640,035	(215,582)
07/18/14	Barclays Capital Inc.	CHF	10,921,901	USD	12,134,003	12,318,482	(184,479)
07/18/14	CIBC World Markets Corp.	CHF	10,921,902	USD	12,137,874	12,318,483	(180,609)
07/18/14	Deutsche Bank Securities Inc.	CHF	10,921,902	USD	12,140,708	12,318,483	(177,775)
07/18/14	Goldman Sachs & Co.	CHF	10,923,215	USD	12,138,119	12,319,964	(181,845)
07/18/14	Barclays Capital Inc.	EUR	14,062,582	USD	19,041,650	19,256,889	(215,239)
07/18/14	CIBC World Markets Corp.	EUR	14,062,581	USD	19,050,157	19,256,888	(206,731)
07/18/14	Deutsche Bank Securities Inc.	EUR	14,074,056	USD	19,060,775	19,272,601	(211,826)
07/18/14	Goldman Sachs & Co.	EUR	14,062,582	USD	19,044,392	19,256,889	(212,497)
07/18/14	RBC Capital Markets Corp.	EUR	14,062,582	USD	19,040,919	19,256,889	(215,970)
07/18/14	Barclays Capital Inc.	GBP	7,050,842	USD	11,954,801	12,065,485	(110,684)
07/18/14	CIBC World Markets Corp.	GBP	7,050,658	USD	11,962,358	12,065,171	(102,813)
07/18/14	Deutsche Bank Securities Inc.	GBP	7,050,658	USD	11,960,243	12,065,171	(104,928)
07/18/14	Goldman Sachs & Co.	GBP	7,050,658	USD	11,953,756	12,065,170	(111,414)
Total forward foreign currency contracts — Currency Risk							$(3,057,568)

Currency Abbreviations:

CAD	– Canadian Dollar
CHF	– Swiss Franc
EUR	– Euro
GBP	– British Pound Sterling
USD	– U.S. Dollar

Offsetting Assets and Liabilities

Accounting Standards Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities, which was subsequently clarified in Financial Accounting Standards Board ASU 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” is intended to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting arrangements on the Statement of Assets and Liabilities and to enable investors to better understand the effect of those arrangements on its financial position. In order for an arrangement to be eligible for netting, the Fund must have a basis to conclude that such netting arrangements are legally enforceable. The Fund enters into netting agreements and collateral agreements in an attempt to reduce the Fund’s Counterparty credit risk by providing for a single net settlement with a Counterparty of all financial transactions covered by the agreement in an event of default as defined under such agreement.

Invesco V.I. Comstock Fund

There were no derivative instruments subject to a netting agreement for which the Fund is not currently netting. The following tables present derivative instruments that are either subject to an enforceable netting agreement or offset by collateral arrangements as of June 30, 2014.

Liabilities:
	Gross amounts presented in Statement of Assets & Liabilities	Gross amounts offset in Statement of Assets & Liabilities	Net amounts of liabilities presented in the Statement of Assets and Liabilities	Collateral Pledged
Counterparty				Financial Instruments	Cash	Net Amount
Barclays Capital Inc.	$718,995	$—	$718,995	$—	$—	$718,995
CIBC World Markets Corp.	701,667	—	701,667	—	—	701,667
Deutsche Bank Securities Inc.	699,598	—	699,598	—	—	699,598
Goldman Sachs & Co.	721,338	—	721,338	—	—	721,338
RBC Capital Markets Corp.	215,970	—	215,970	—	—	215,970
Total	$3,057,568	$—	$3,057,568	$—	$—	$3,057,568

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in 8 tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of December 31, 2013, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
December 31, 2017	$258,810,033	$—	$258,810,033

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2014 was $180,042,067 and $285,440,973, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$574,893,566
Aggregate unrealized (depreciation) of investment securities	(74,355,541)
Net unrealized appreciation of investment securities	$500,538,025

Cost of investments for tax purposes is $1,758,510,630.

Invesco V.I. Comstock Fund

NOTE 9—Share Information

	Summary of Share Activity
	Six months ended June 30, 2014(a)		Year ended December 31, 2013
	Shares	Amount	Shares	Amount
Sold:
Series I	2,200,526	$39,554,135	1,838,995	$28,829,985
Series II	2,591,484	46,154,308	6,957,139	109,015,706

Issued as reinvestment of dividends:
Series I	—	—	296,764	4,795,702
Series II	—	—	1,579,696	25,448,903

Reacquired:
Series I	(2,217,139)	(39,945,234)	(3,486,962)	(54,827,956)
Series II	(9,436,444)	(168,891,799)	(24,285,108)	(379,312,294)
Net increase (decrease) in share activity	(6,861,573)	$(123,128,590)	(17,099,476)	$(266,049,954)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 60% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(b)
Series I(c)
Six months ended 06/30/14	$17.75	$0.20	$0.97	$1.17	$—	$—	$—	$18.92	6.59	%(d)	$332,036	0.78	%(e)	0.83	%(e)	2.24	%(e)	8%
Year ended 12/31/13	13.27	0.22	4.53	4.75	(0.27)	—	(0.27)	17.75	35.97	(d)	311,837	0.76		0.84		1.36		11
Year ended 12/31/12	11.32	0.23	1.94	2.17	(0.22)	—	(0.22)	13.27	19.23	(d)	250,995	0.67		0.85		1.81		14
Year ended 12/31/11	11.71	0.20	(0.40)	(0.20)	(0.19)	—	(0.19)	11.32	(1.84	)(d)	262,319	0.62		0.80		1.75		24
Year ended 12/31/10	10.11	0.17	1.44	1.61	(0.01)	(0.00)	(0.01)	11.71	15.98	(d)	223,354	0.61		0.73		1.58		21
Year ended 12/31/09	8.25	0.16	2.12	2.28	(0.42)	(0.00)	(0.42)	10.11	28.78		148,060	0.62		0.62		1.91		27
Series II(c)
Six months ended 06/30/14	17.68	0.18	0.96	1.14	—	—	—	18.82	6.45	(d)	1,910,750	1.03	(e)	1.08	(e)	1.99	(e)	8
Year ended 12/31/13	13.22	0.17	4.52	4.69	(0.23)	—	(0.23)	17.68	35.65	(d)	1,916,026	1.01		1.09		1.11		11
Year ended 12/31/12	11.28	0.19	1.94	2.13	(0.19)	—	(0.19)	13.22	18.92	(d)	1,640,627	0.92		1.10		1.56		14
Year ended 12/31/11	11.67	0.17	(0.40)	(0.23)	(0.16)	—	(0.16)	11.28	(2.11	)(d)	1,528,067	0.87		1.05		1.50		24
Year ended 12/31/10	10.10	0.14	1.44	1.58	(0.01)	(0.00)	(0.01)	11.67	15.70	(d)	1,664,751	0.86		0.98		1.32		21
Year ended 12/31/09	8.22	0.14	2.11	2.25	(0.37)	(0.00)	(0.37)	10.10	28.41	(f)	2,165,319	0.87		0.87		1.63		27

(a)	Calculated using average shares outstanding.
(b)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the period ended December 31, 2011, the portfolio turnover calculation excludes the value of securities purchased of $21,084,025 and sold of $6,434,519 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Van Kampen V.I. Value Fund into the Fund.
(c)	On June 1, 2010, the Class I and Class II shares of the Predecessor Fund were reorganized into Series I and Series II shares, respectively of the Fund.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $314,475 and $1,879,970 for Series I and Series II shares, respectively.
(f)	These returns include combined Rule 12b-1 fees and service fees of up to 0.25%.

Invesco V.I. Comstock Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2014 through June 30, 2014.

The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

Class	Beginning Account Value (01/01/14)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (06/30/14)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/14)	Expenses Paid During Period[2]
Series I	$1,000.00	$1,065.90	$3.98	$1,020.95	$3.89	0.78%
Series II	1,000.00	1,064.50	5.25	1,019.71	5.14	1.03

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2014 through June 30, 2014, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

Invesco V.I. Comstock Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of Invesco V.I. Comstock Fund’s (the Fund) investment advisory agreements. During contract renewal meetings held on June 16-17, 2014, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for the Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2014.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the management of a number of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned Invesco Funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether and on what terms to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Lipper Inc. (Lipper), an independent provider of investment company data. The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 17, 2014, and may not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Sub-Committees met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper VA Underlying Funds Large-Cap Value Funds Index. The Board noted that performance of Series I shares of the Fund was in the first quintile for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Series I shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Invesco V.I. Comstock Fund

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Series I shares of the Fund was below the median contractual management fee rate of funds in the expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees, but that Lipper does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least April 30, 2015 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates that are managed using an investment process substantially similar to the investment process used for the Fund. The Board noted that the Fund’s rate was above the rate of one such mutual fund and below the rate of an offshore fund advised by Invesco Advisers using a similar investment process.

The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other client accounts that are managed using an investment process substantially similar to the investment process used for the Fund. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients. Invesco Advisers reviewed with the Board the significantly greater scope of services it provides to the Invesco Funds relative to certain other client accounts. These additional services include provision of administrative services, officers and office space, oversight of service providers, preparation of annual registration statement updates and financial information and regulatory compliance under the Investment Company Act of 1940, as amended. Invesco Advisers also reviewed generally the higher frequency of shareholder purchases and redemptions in the Invesco Funds relative to the flow of assets for other client accounts. Invesco Advisers advised the Board that advance notice of redemptions is often provided to Invesco Advisers by institutional clients. The Board did note that sub-advisory fee rates charged by the Affiliated

Sub-Advisers to manage the Invesco Funds and to manage other client accounts tended to be more comparable, reflecting a more comparable scope of services. The Board concluded that the aggregate services provided to the Invesco Funds were sufficiently different from those provided to institutional clients to support the difference in fees.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule and was assisted in this review by a report from the Senior Officer. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2013. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Lipper and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and that the research received may be used with other clients of Invesco Advisers and may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives periodic reports from the Chief Compliance Officer of the Invesco Funds demonstrating that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisors from the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds are fair and reasonable.

The Board also considered the Fund may use an affiliated broker to execute certain trades for the Fund to among other things, control information leakage, and were advised that such trades would be executed in compliance with rules under the Investment Company Act of 1940, as amended.

Invesco V.I. Comstock Fund

Semiannual Report to Shareholders	June 30, 2014
Invesco V.I. Core Equity Fund

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund’s Form N-Q filings are available on the SEC website, sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.

Invesco Distributors, Inc.

VICEQ-SAR-1

NOT FDIC INSURED   |   MAY LOSE VALUE   |   NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 12/31/13 to 6/30/14, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.

Series I Shares	8.48%
Series II Shares	8.31
S&P 500 Index‚ (Broad Market Index)	7.14
Russell 1000 Index‚ (Style-Specific Index)	7.27
Lipper VUF Large-Cap Core Funds Index■ (Peer Group Index)	6.28
Source(s): ‚FactSet Research Systems Inc.; ■Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

    The Russell 1000® Index is an unmanaged index considered representative of large-cap stocks. The Russell 1000 Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

    The Lipper VUF Large-Cap Core Funds Index is an unmanaged index considered representative of large-cap core variable insurance underlying funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

 Average Annual Total Returns

 As of 6/30/14

Series I Shares
Inception (5/2/94)	8.76%
10 Years	8.11
5 Years	16.16
1 Year	23.71

Series II Shares
Inception (10/24/01)	7.36%
10 Years	7.84
5 Years	15.87
1 Year	23.37

The performance of the Fund’s Series I and Series II share classes will differ primarily due to different class expenses.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 0.90% and 1.15%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 0.92% and 1.17%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Invesco V.I. Core Equity Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.

    The most recent month-end performance at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2016. See current prospectus for more information.

Invesco V.I. Core Equity Fund

Schedule of Investments(a)

June 30, 2014

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–91.34%
Air Freight & Logistics–0.73%
FedEx Corp.	65,490	$9,913,876

Apparel, Accessories & Luxury Goods–0.93%
Prada S.p.A. (Italy)	1,779,800	12,595,741

Asset Management & Custody Banks–2.18%
Northern Trust Corp.	460,721	29,582,895

Auto Parts & Equipment–1.16%
Johnson Controls, Inc.	315,617	15,758,757

Automobile Manufacturers–1.03%
Daimler AG (Germany)	149,637	14,015,019

Biotechnology–2.47%
Celgene Corp.(b)	233,474	20,050,747
Gilead Sciences, Inc.(b)	161,460	13,386,649
		33,437,396

Brewers–1.55%
Molson Coors Brewing Co.–Class B	282,966	20,984,759

Casinos & Gaming–1.07%
Las Vegas Sands Corp.	190,412	14,513,203

Communications Equipment–3.62%
Cisco Systems, Inc.	584,320	14,520,352
F5 Networks, Inc.(b)	122,471	13,648,168
QUALCOMM, Inc.	263,258	20,850,034
		49,018,554

Construction Machinery & Heavy Trucks–0.79%
Caterpillar Inc.	98,247	10,676,501

Construction Materials–0.31%
CRH PLC (Ireland)	163,717	4,215,764

Consumer Finance–2.58%
American Express Co.	368,363	34,946,598

Department Stores–1.91%
Macy’s, Inc.	446,002	25,877,036

Diversified Banks–1.33%
U.S. Bancorp	415,308	17,991,143

Diversified Chemicals–0.86%
Dow Chemical Co. (The)	225,000	11,578,500

Electric Utilities–0.97%
Duke Energy Corp.	177,824	13,192,763

Electrical Components & Equipment–1.02%
Eaton Corp. PLC	179,554	13,857,978

Electronic Manufacturing Services–2.41%
TE Connectivity Ltd. (Switzerland)	527,911	32,646,016

Fertilizers & Agricultural Chemicals–1.09%
Mosaic Co. (The)	298,384	14,755,089

	Shares	Value
Food Retail–0.85%
Kroger Co. (The)	234,227	$11,577,841

Health Care Equipment–1.46%
Covidien PLC	219,399	19,785,402

Health Care Facilities–1.76%
HCA Holdings, Inc.(b)	421,656	23,772,965

Health Care Services–1.60%
Express Scripts Holding Co.(b)	312,306	21,652,175

Heavy Electrical Equipment–0.88%
ABB Ltd. (Switzerland)	518,750	11,971,095

Home Improvement Retail–1.02%
Lowe’s Cos., Inc.	286,473	13,747,839

Industrial Conglomerates–1.66%
General Electric Co.	855,546	22,483,749

Industrial Gases–1.26%
Praxair, Inc.	127,968	16,999,269

Industrial Machinery–4.39%
Illinois Tool Works Inc.	178,076	15,592,335
Parker Hannifin Corp.	120,618	15,165,301
Sandvik AB (Sweden)	1,182,196	16,136,105
SKF AB–Class B (Sweden)	493,148	12,570,832
		59,464,573

Insurance Brokers–1.89%
Marsh & McLennan Cos., Inc.	493,879	25,592,810

Integrated Oil & Gas–2.54%
Chevron Corp.	152,988	19,972,583
Occidental Petroleum Corp.	140,200	14,388,726
		34,361,309

Internet Software & Services–1.03%
eBay Inc.(b)	277,888	13,911,073

Investment Banking & Brokerage–1.28%
Charles Schwab Corp. (The)	641,912	17,286,690

IT Consulting & Other Services–0.99%
International Business Machines Corp.	74,295	13,467,455

Life Sciences Tools & Services–3.42%
Agilent Technologies, Inc.	291,185	16,725,666
Thermo Fisher Scientific, Inc.	159,746	18,850,028
Waters Corp.(b)	102,725	10,728,599
		46,304,293

Movies & Entertainment–0.75%
Twenty-First Century Fox, Inc.–Class A	290,845	10,223,202

Multi-Sector Holdings–2.20%
Berkshire Hathaway Inc.–Class A(b)	157	29,814,378

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Core Equity Fund

	Shares	Value
Oil & Gas Equipment & Services–5.75%
Cameron International Corp.(b)	314,882	$21,320,660
Halliburton Co.	333,073	23,651,514
Schlumberger Ltd.	103,485	12,206,056
Weatherford International PLC(b)	901,380	20,731,740
		77,909,970

Oil & Gas Exploration & Production–4.96%
Anadarko Petroleum Corp.	119,053	13,032,732
EOG Resources, Inc.	150,822	17,625,059
Noble Energy, Inc.	198,461	15,372,789
Pioneer Natural Resources Co.	92,140	21,174,693
		67,205,273

Packaged Foods & Meats–1.11%
Danone S.A. (France)	202,978	15,075,345

Paper Products–0.90%
International Paper Co.	241,225	12,174,626

Pharmaceuticals–8.94%
Allergan, Inc.	72,207	12,218,869
Bayer AG (Germany)	97,314	13,744,950
Merck & Co., Inc.	328,981	19,031,551
Pfizer Inc.	396,259	11,760,967
Roche Holding AG (Switzerland)	71,522	21,332,396
Sanofi–ADR (France)	515,460	27,407,008
Teva Pharmaceutical Industries Ltd.–ADR (Israel)	296,702	15,553,119
		121,048,860

Property & Casualty Insurance–1.81%
Progressive Corp. (The)	965,472	24,484,370

Railroads–1.95%
Norfolk Southern Corp.	110,365	11,370,906

	Shares	Value
Railroads–(continued)
Union Pacific Corp.	151,326	$15,094,768
		26,465,674

Restaurants–1.01%
Yum! Brands, Inc.	167,675	13,615,210

Semiconductor Equipment–1.49%
Applied Materials, Inc.	462,122	10,420,851
KLA-Tencor Corp.	134,659	9,781,630
		20,202,481

Semiconductors–3.76%
Analog Devices, Inc.	471,838	25,512,280
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	6,047,823	25,450,666
		50,962,946

Systems Software–1.32%
Microsoft Corp.	429,635	17,915,779

Technology Hardware, Storage & Peripherals–1.35%
EMC Corp.	694,137	18,283,569
Total Common Stocks & Other Equity Interests (Cost $800,847,093)		1,237,317,809

Money Market Funds–7.03%
Liquid Assets Portfolio–Institutional Class(c)	47,634,936	47,634,936
Premier Portfolio– Institutional Class(c)	47,634,936	47,634,936
Total Money Market Funds (Cost $95,269,872)		95,269,872
TOTAL INVESTMENTS–98.37% (Cost $896,116,965)		1,332,587,681
OTHER ASSETS LESS LIABILITIES–1.63%		21,996,561
NET ASSETS–100.00%		$1,354,584,242

Investment Abbreviations:

ADR	– American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Net Assets

as of June 30, 2014

Health Care	19.6%
Information Technology	16.0
Financials	13.3
Energy	13.2
Industrials	11.4
Consumer Discretionary	8.9
Materials	4.4
Consumer Staples	3.5
Utilities	1.0
Money Market Funds Plus Other Assets Less Liabilities	8.7

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Core Equity Fund

Statement of Assets and Liabilities

June 30, 2014

(Unaudited)

Statement of Operations

For the six months ended June 30, 2014

(Unaudited)

Assets:
Investments, at value (Cost $800,847,093)	$1,237,317,809
Investments in affiliated money market funds, at value and cost	95,269,872
Total investments, at value (Cost $896,116,965)	1,332,587,681
Foreign currencies, at value (Cost $1,470,298)	1,448,167
Receivable for:
Investments sold	21,672,614
Fund shares sold	511,418
Dividends	1,769,410
Investment for trustee deferred compensation and retirement plans	457,686
Other assets	191
Total assets	1,358,447,167

Liabilities:
Payable for:
Investments purchased	414,895
Fund shares reacquired	1,211,698
Accrued fees to affiliates	1,685,595
Accrued trustees’ and officers’ fees and benefits	941
Accrued other operating expenses	19,233
Trustee deferred compensation and retirement plans	530,563
Total liabilities	3,862,925
Net assets applicable to shares outstanding	$1,354,584,242

Net assets consist of:
Shares of beneficial interest	$853,029,641
Undistributed net investment income	18,030,835
Undistributed net realized gain	47,044,579
Net unrealized appreciation	436,479,187
$1,354,584,242

Net Assets:
Series I	$1,175,720,110
Series II	$178,864,132

Shares outstanding, $0.001 par value per share, with an unlimited number of shares authorized:
Series I	28,203,505
Series II	4,341,926
Series I:
Net asset value per share	$41.69
Series II:
Net asset value per share	$41.19

Investment income:
Dividends (net of foreign withholding taxes of $690,085)	$13,697,689
Dividends from affiliated money market funds	28,431
Total investment income	13,726,120

Expenses:
Advisory fees	3,979,242
Administrative services fees	1,739,950
Custodian fees	43,623
Distribution fees — Series II	205,708
Transfer agent fees	31,917
Trustees’ and officers’ fees and benefits	21,089
Other	41,304
Total expenses	6,062,833
Less: Fees waived	(108,903)
Net expenses	5,953,930
Net investment income	7,772,190

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	44,812,992
Foreign currencies	(35,707)
44,777,285
Change in net unrealized appreciation of:
Investment securities	54,562,992
Foreign currencies	6,923
54,569,915
Net realized and unrealized gain	99,347,200
Net increase in net assets resulting from operations	$107,119,390

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Core Equity Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2014 and the year ended December 31, 2013

(Unaudited)

	June 30, 2014	December 31, 2013
Operations:
Net investment income	$7,772,190	$10,753,222
Net realized gain	44,777,285	105,331,945
Change in net unrealized appreciation	54,569,915	200,766,398
Net increase in net assets resulting from operations	107,119,390	316,851,565

Distributions to shareholders from net investment income:
Series I	—	(15,433,838)
Series ll	—	(1,757,717)
Total distributions from net investment income	—	(17,191,555)

Share transactions–net:
Series l	(84,850,894)	(134,770,231)
Series ll	6,593,275	17,964,440
Net increase (decrease) in net assets resulting from share transactions	(78,257,619)	(116,805,791)
Net increase in net assets	28,861,771	182,854,219

Net assets:
Beginning of period	1,325,722,471	1,142,868,252
End of period (includes undistributed net investment income of $18,030,835 and $10,258,645, respectively)	$1,354,584,242	$1,325,722,471

Notes to Financial Statements

June 30, 2014

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco V.I. Core Equity Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty-four separate portfolios, (each constituting a “Fund”). The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Invesco V.I. Core Equity Fund

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

Invesco V.I. Core Equity Fund

G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

J.	Forward Foreign Currency Contracts — The Fund may enter into forward foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A forward foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $250 million	0.65%
Over $250 million	0.60%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2015, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 2.00% and Series II shares to 2.25% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2015. The fee waiver agreement cannot be terminated during its term. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.

Further, the Adviser has contractually agreed, through at least June 30, 2016, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended June 30, 2014, the Adviser waived advisory fees of $108,903.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for administrative services fees

Invesco V.I. Core Equity Fund

paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants’ accounts. Pursuant to such agreement, for the six months ended June 30, 2014, Invesco was paid $152,641 for accounting and fund administrative services and reimbursed $1,587,309 for services provided by insurance companies.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2014, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2014, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.

For the six months ended June 30, 2014, the Fund incurred $1,328 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of June 30, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$1,262,243,219	$70,344,462	$—	$1,332,587,681

NOTE 4—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 5—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

Invesco V.I. Core Equity Fund

NOTE 6—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in 8 tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of December 31, 2013.

NOTE 7—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2014 was $160,113,076 and $155,097,548, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$435,576,794
Aggregate unrealized (depreciation) of investment securities	(3,040,795)
Net unrealized appreciation of investment securities	$432,535,999

Cost of investments for tax purposes is $900,051,682.

NOTE 8—Share Information

	Summary of Share Activity
	Six months ended June 30, 2014(a)		Year ended December 31, 2013
	Shares	Amount	Shares	Amount
Sold:
Series I	413,782	$16,597,925	1,238,342	$43,467,088
Series II	468,626	18,310,667	1,014,754	35,054,079

Issued as reinvestment of dividends:
Series I	—	—	428,004	15,433,838
Series II	—	—	49,236	1,757,717

Reacquired:
Series I	(2,574,738)	(101,448,819)	(5,596,646)	(193,671,157)
Series II	(300,061)	(11,717,392)	(548,495)	(18,847,356)
Net increase (decrease) in share activity	(1,992,391)	$(78,257,619)	(3,414,805)	$(116,805,791)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 45% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Invesco V.I. Core Equity Fund

NOTE 9—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(c)
Series I
Six months ended 06/30/14	$38.43	$0.24	$3.02	$3.26	$—	$41.69	8.48%	$1,175,720	0.88	%(d)	0.90	%(d)	1.22	%(d)	13%
Year ended 12/31/13	30.14	0.31	8.47	8.78	(0.49)	38.43	29.25	1,167,023	0.88		0.90		0.89		25
Year ended 12/31/12	26.72	0.37	3.34	3.71	(0.29)	30.14	13.88	1,033,655	0.88		0.90		1.29		44
Year ended 12/31/11	27.03	0.24	(0.28)	(0.04)	(0.27)	26.72	(0.06)	1,091,171	0.87		0.89		0.86		35
Year ended 12/31/10	24.92	0.22	2.14	2.36	(0.25)	27.03	9.56	1,345,658	0.87		0.89		0.87		47
Year ended 12/31/09	19.75	0.19	5.39	5.58	(0.41)	24.92	28.30	1,456,822	0.88		0.90		0.96		21
Series II
Six months ended 06/30/14	38.03	0.19	2.97	3.16	—	41.19	8.31	178,864	1.13	(d)	1.15	(d)	0.97	(d)	13
Year ended 12/31/13	29.86	0.22	8.39	8.61	(0.44)	38.03	28.94	158,700	1.13		1.15		0.64		25
Year ended 12/31/12	26.51	0.30	3.31	3.61	(0.26)	29.86	13.61	109,213	1.13		1.15		1.04		44
Year ended 12/31/11	26.82	0.17	(0.27)	(0.10)	(0.21)	26.51	(0.29)	51,132	1.12		1.14		0.61		35
Year ended 12/31/10	24.75	0.15	2.12	2.27	(0.20)	26.82	9.25	35,025	1.12		1.14		0.62		47
Year ended 12/31/09	19.62	0.14	5.34	5.48	(0.35)	24.75	27.98	34,275	1.13		1.15		0.71		21

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $1,150,643 and $165,930 for Series I and Series II shares, respectively.

Invesco V.I. Core Equity Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2014 through June 30, 2014.

The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

Class	Beginning Account Value (01/01/14)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (06/30/14)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/14)	Expenses Paid During Period[2]
Series I	$1,000.00	$1,084.80	$4.55	$1,020.43	$4.41	0.88%
Series II	1,000.00	1,083.10	5.84	1,019.19	5.66	1.13

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2014 through June 30, 2014, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

Invesco V.I. Core Equity Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of Invesco V.I. Core Equity Fund’s (the Fund) investment advisory agreements. During contract renewal meetings held on June 16-17, 2014, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for the Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2014.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the management of a number of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned Invesco Funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether and on what terms to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Lipper Inc. (Lipper), an independent provider of investment company data. The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 17, 2014, and may not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Sub-Committees met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper VA Underlying Funds Large-Cap Core Funds Index. The Board noted that performance of Series I shares of the Fund was in the fifth quintile of its performance universe for the one and five year periods and the fourth quintile for the three year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Series I shares of the Fund was below the performance of the Index for the one, three and five year periods. Invesco Advisers noted that changes to the portfolio management team had been made in February 2014. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Invesco V.I. Core Equity Fund

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Series I shares of the Fund was below the median contractual management fee rate of funds in the expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees, but that Lipper does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least June 30, 2015 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates that are managed using an investment process substantially similar to the investment process used for the Fund. The Board noted that the Fund’s rate was the same as the rate of one mutual fund advised by Invesco Advisers using a similar investment process.

The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other client accounts that are managed using an investment process substantially similar to the investment process used for the Fund. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients. Invesco Advisers reviewed with the Board the significantly greater scope of services it provides to the Invesco Funds relative to certain other client accounts. These additional services include provision of administrative services, officers and office space, oversight of service providers, preparation of annual registration statement updates and financial information and regulatory compliance under the Investment Company Act of 1940, as amended. Invesco Advisers also reviewed generally the higher frequency of shareholder purchases and redemptions in the Invesco Funds relative to the flow of assets for other client accounts. Invesco Advisers advised the Board that advance notice of redemptions is often provided to Invesco Advisers by institutional clients. The Board did note that sub-advisory fee rates charged by the Affiliated Sub-Advisers to manage the Invesco Funds and to manage other client accounts tended to be more comparable, reflecting a more comparable scope of services. The Board concluded that the aggregate services provided to the Invesco Funds were sufficiently different from those provided to institutional clients to support the difference in fees.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule and was assisted in this review by a report from the Senior Officer. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2013. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Lipper and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and that the research received may be used with other clients of Invesco Advisers and may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives periodic reports from the Chief Compliance Officer of the Invesco Funds demonstrating that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisors from the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds are fair and reasonable.

The Board also considered the Fund may use an affiliated broker to execute certain trades for the Fund to among other things, control information leakage, and were advised that such trades would be executed in compliance with rules under the Investment Company Act of 1940, as amended.

Invesco V.I. Core Equity Fund

Semiannual Report to Shareholders	June 30, 2014
Invesco V.I. Diversified Dividend Fund

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund’s Form N-Q filings are available on the SEC website, sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.

Invesco Distributors, Inc.

VIDDI-SAR-1

NOT FDIC INSURED   |   MAY LOSE VALUE   |   NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 12/31/13 to 6/30/14, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.

Series I Shares	8.12%
Series II Shares	8.01
S&P 500 Index‚ (Broad Market Index)	7.14
Russell 1000 Value Index‚ (Style-Specific Index)	8.28
Lipper VUF Large-Cap Value Funds Index■ (Peer Group Index)	7.44
Source(s): ‚FactSet Research Systems Inc.; ■Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

    The Russell 1000® Value Index is an unmanaged index considered representative of large-cap value stocks. The Russell 1000 Value Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

    The Lipper VUF Large-Cap Value Funds Index is an unmanaged index considered representative of large-cap value variable insurance underlying funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

 Average Annual Total Returns

 As of 6/30/14

Series I Shares
Inception (3/1/90)	8.21%
10 Years	6.70
5 Years	17.77
1 Year	22.29

Series II Shares
Inception (6/5/00)	5.13%
10 Years	6.43
5 Years	17.48
1 Year	22.05

Effective June 1, 2010, Class X and Class Y shares of the predecessor fund, Morgan Stanley Variable Investment Dividend Growth Portfolio, advised by Morgan Stanley Investment Advisors Inc. were reorganized into Series I and Series II shares, respectively, of Invesco V.I. Dividend Growth Fund (renamed Invesco V.I. Diversified Dividend Fund on April 30, 2012). Returns shown above for Series I and Series II shares are blended returns of the predecessor fund and Invesco V.I. Diversified Dividend Fund. Share class returns will differ from the predecessor fund because of different expenses.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 0.72% and 0.97%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 0.73% and 0.98%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Invesco V.I. Diversified Dividend Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.

    The most recent month-end performance at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2016. See current prospectus for more information.

Invesco V.I. Diversified Dividend Fund

Schedule of Investments(a)

June 30, 2014

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–96.12%
Aerospace & Defense–3.71%
General Dynamics Corp.	73,366	$8,550,807
Raytheon Co.	81,515	7,519,759
		16,070,566

Air Freight & Logistics–1.18%
United Parcel Service, Inc.–Class B	49,828	5,115,342

Apparel Retail–0.97%
Guess?, Inc.	62,569	1,689,363
TJX Cos., Inc. (The)	47,086	2,502,621
		4,191,984

Apparel, Accessories & Luxury Goods–1.60%
Coach, Inc.	111,317	3,805,928
Columbia Sportswear Co.	37,739	3,119,129
		6,925,057

Asset Management & Custody Banks–2.99%
Federated Investors, Inc.–Class B	225,943	6,986,158
Legg Mason, Inc.	116,704	5,988,082
		12,974,240

Auto Parts & Equipment–1.03%
Johnson Controls, Inc.	89,840	4,485,711

Brewers–2.66%
Heineken N.V. (Netherlands)	160,567	11,527,490

Building Products–1.15%
Masco Corp.	225,474	5,005,523

Data Processing & Outsourced Services–1.02%
Automatic Data Processing, Inc.	55,577	4,406,145

Distillers & Vintners–0.20%
Treasury Wine Estates Ltd. (Australia)	181,615	858,027

Drug Retail–2.10%
Walgreen Co.	122,995	9,117,619

Electric Utilities–8.18%
American Electric Power Co., Inc.	99,433	5,545,379
Duke Energy Corp.	84,106	6,239,824
Entergy Corp.	38,636	3,171,629
Exelon Corp.	212,098	7,737,335
Pepco Holdings, Inc.	260,708	7,164,256
PPL Corp.	157,480	5,595,264
		35,453,687

Food Distributors–2.00%
Sysco Corp.	231,491	8,669,338

Gas Utilities–1.01%
AGL Resources Inc.	79,962	4,400,309

General Merchandise Stores–1.39%
Target Corp.	103,816	6,016,137

Health Care Equipment–2.17%
Medtronic, Inc.	45,106	2,875,959

	Shares	Value
Health Care Equipment–(continued)
Stryker Corp.	77,226	$6,511,696
		9,387,655

Heavy Electrical Equipment–0.92%
ABB Ltd. (Switzerland)	172,249	3,974,958

Hotels, Resorts & Cruise Lines–2.09%
Accor S.A. (France)	94,041	4,886,922
Marriott International Inc.–Class A	64,757	4,150,924
		9,037,846

Household Products–3.22%
Kimberly-Clark Corp.	64,056	7,124,308
Procter & Gamble Co. (The)	87,184	6,851,791
		13,976,099

Housewares & Specialties–1.47%
Newell Rubbermaid Inc.	204,995	6,352,795

Industrial Machinery–0.92%
Pentair PLC (United Kingdom)	55,119	3,975,182

Integrated Oil & Gas–3.49%
Royal Dutch Shell PLC–Class B (United Kingdom)	189,389	8,241,241
Total S.A. (France)	95,291	6,886,838
		15,128,079

Integrated Telecommunication Services–2.80%
AT&T Inc.	215,189	7,609,083
Deutsche Telekom AG (Germany)	257,198	4,507,920
		12,117,003

Investment Banking & Brokerage–1.47%
Charles Schwab Corp. (The)	236,650	6,372,984

Life & Health Insurance–3.06%
Lincoln National Corp.	117,640	6,051,402
Prudential Financial, Inc.	26,326	2,336,959
StanCorp Financial Group, Inc.	76,209	4,877,376
		13,265,737

Motorcycle Manufacturers–0.57%
Harley-Davidson, Inc.	35,543	2,482,679

Movies & Entertainment–0.92%
Time Warner Inc.	56,764	3,987,671

Multi-Utilities–2.79%
Consolidated Edison, Inc.	84,219	4,862,805
Dominion Resources, Inc.	41,924	2,998,404
Sempra Energy	40,480	4,238,661
		12,099,870

Oil & Gas Drilling–1.96%
Nabors Industries Ltd.	289,273	8,495,948

Oil & Gas Equipment & Services–1.51%
Baker Hughes Inc.	87,807	6,537,231

Packaged Foods & Meats–9.09%
Campbell Soup Co.	196,334	8,994,061

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Diversified Dividend Fund

	Shares	Value
Packaged Foods & Meats–(continued)
General Mills, Inc.	272,236	$14,303,279
Kraft Foods Group, Inc.	136,021	8,154,459
Mead Johnson Nutrition Co.	31,449	2,930,103
Mondelez International Inc.–Class A	133,706	5,028,683
		39,410,585

Paper Packaging–1.38%
Avery Dennison Corp.	53,304	2,731,830
Sonoco Products Co.	73,865	3,244,889
		5,976,719

Paper Products–0.66%
International Paper Co.	57,051	2,879,364

Personal Products–0.77%
L’Oreal S.A. (France)	19,251	3,319,493

Pharmaceuticals–4.30%
Bristol-Myers Squibb Co.	47,592	2,308,688
Eli Lilly and Co.	117,834	7,325,740
Johnson & Johnson	59,484	6,223,216
Novartis AG (Switzerland)	30,457	2,757,890
		18,615,534

Property & Casualty Insurance–0.87%
Travelers Cos., Inc. (The)	40,298	3,790,833

Publishing–0.00%
Time Inc.(b)	1	12

Regional Banks–7.93%
Cullen/Frost Bankers, Inc.	30,587	2,429,219
Fifth Third Bancorp	184,717	3,943,708
KeyCorp	470,815	6,746,779
M&T Bank Corp.	37,753	4,683,260
SunTrust Banks, Inc.	169,672	6,797,060
Zions Bancorp.	330,865	9,750,592
		34,350,618

	Shares	Value
Restaurants–1.48%
Brinker International, Inc.	44,809	$2,179,958
Darden Restaurants, Inc.	91,127	4,216,446
		6,396,404

Semiconductors–2.17%
Linear Technology Corp.	102,434	4,821,568
Texas Instruments Inc.	95,836	4,580,003
		9,401,571

Soft Drinks–2.32%
Coca-Cola Co. (The)	237,560	10,063,042

Specialized REIT’s–0.47%
Weyerhaeuser Co.	61,200	2,025,108

Systems Software–0.56%
Microsoft Corp.	57,999	2,418,558

Thrifts & Mortgage Finance–1.64%
Hudson City Bancorp, Inc.	723,424	7,111,258

Tobacco–1.93%
Altria Group, Inc.	113,157	4,745,804
Philip Morris International Inc.	43,125	3,635,869
		8,381,673
Total Common Stocks & Other Equity Interests (Cost $296,536,128)		416,549,684

Money Market Funds–3.75%
Liquid Assets Portfolio– Institutional Class(c)	8,134,291	8,134,291
Premier Portfolio–Institutional Class(c)	8,134,291	8,134,291
Total Money Market Funds (Cost $16,268,582)		16,268,582
TOTAL INVESTMENTS–99.87% (Cost $312,804,710)		432,818,266
OTHER ASSETS LESS LIABILITIES–0.13%		569,725
NET ASSETS–100.00%		$433,387,991

Investment Abbreviations:

REIT	– Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Net Assets

as of June 30, 2014

Consumer Staples	24.3%
Financials	18.4
Utilities	12.0
Consumer Discretionary	11.5
Industrials	8.5
Energy	7.0
Health Care	6.5
Information Technology	3.7
Telecommunication Services	2.8
Materials	1.4
Money Market Funds Plus Other Assets Less Liabilities	3.9

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Diversified Dividend Fund

Statement of Assets and Liabilities

June 30, 2014

(Unaudited)

Statement of Operations

For the six months ended June 30, 2014

(Unaudited)

Assets:
Investments, at value (Cost $296,536,128)	$416,549,684
Investments in affiliated money market funds, at value and cost	16,268,582
Total investments, at value (Cost $312,804,710)	432,818,266
Foreign currencies, at value (Cost $88,764)	89,780
Receivable for:
Investments sold	828,347
Fund shares sold	191,501
Dividends	572,988
Forward foreign currency contracts outstanding	6,945
Investment for trustee deferred compensation and retirement plans	78,743
Total assets	434,586,570

Liabilities:
Payable for:
Investments purchased	314,867
Fund shares reacquired	344,817
Accrued fees to affiliates	406,096
Accrued trustees’ and officers’ fees and benefits	583
Accrued other operating expenses	21,859
Trustee deferred compensation and retirement plans	110,357
Total liabilities	1,198,579
Net assets applicable to shares outstanding	$433,387,991

Net assets consist of:
Shares of beneficial interest	$350,128,394
Undistributed net investment income	10,297,278
Undistributed net realized gain (loss)	(47,059,904)
Net unrealized appreciation	120,022,223
$433,387,991

Net Assets:
Series I	$331,715,962
Series II	$101,672,029

Shares outstanding, $0.001 par value per share, with an unlimited number of shares authorized:
Series I	14,658,725
Series II	4,515,448
Series I:
Net asset value per share	$22.63
Series II:
Net asset value per share	$22.52

Investment income:
Dividends (net of foreign withholding taxes of $82,254)	$5,361,074
Dividends from affiliated money market funds	2,864
Total investment income	5,363,938

Expenses:
Advisory fees	1,031,225
Administrative services fees	397,592
Custodian fees	11,407
Distribution fees — Series II	122,328
Transfer agent fees	12,525
Trustees’ and officers’ fees and benefits	18,753
Other	28,395
Total expenses	1,622,225
Less: Fees waived	(9,471)
Net expenses	1,612,754
Net investment income	3,751,184

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	10,463,261
Foreign currencies	(1,896)
Forward foreign currency contracts	41,680
Option contracts written	32,388
10,535,433
Change in net unrealized appreciation of:
Investment securities	18,557,692
Foreign currencies	1,112
Forward foreign currency contracts	18,400
18,577,204
Net realized and unrealized gain	29,112,637
Net increase in net assets resulting from operations	$32,863,821

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Diversified Dividend Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2014 and the year ended December 31, 2013

(Unaudited)

	June 30, 2014	December 31, 2013
Operations:
Net investment income	$3,751,184	$6,615,506
Net realized gain	10,535,433	31,216,111
Change in net unrealized appreciation	18,577,204	65,226,663
Net increase in net assets resulting from operations	32,863,821	103,058,280

Distributions to shareholders from net investment income:
Series I	—	(6,904,089)
Series ll	—	(1,824,400)
Total distributions from net investment income	—	(8,728,489)

Share transactions–net:
Series l	(15,125,886)	(23,555,974)
Series ll	(3,558,447)	4,386,872
Net increase (decrease) in net assets resulting from share transactions	(18,684,333)	(19,169,102)
Net increase in net assets	14,179,488	75,160,689

Net assets:
Beginning of period	419,208,503	344,047,814
End of period (includes undistributed net investment income of $10,297,278 and $6,546,094, respectively)	$433,387,991	$419,208,503

Notes to Financial Statements

June 30, 2014

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco V.I. Diversified Dividend Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty-four separate portfolios, (each constituting a “Fund”). The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

The Fund’s investment objective is to provide reasonable current income and long-term growth of income and capital.

The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Invesco V.I. Diversified Dividend Fund

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

Invesco V.I. Diversified Dividend Fund

G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

J.	Forward Foreign Currency Contracts — The Fund may enter into forward foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A forward foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
K.	Call Options Written — The Fund may write covered call options. A covered call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. Written call options are recorded as a liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently “marked-to-market” to reflect the current market value of the option written. If a written covered call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written covered call option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized gains and losses on these contracts are included in the Statement of Operations. A risk in writing a covered call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $250 million	0.545%
Next $750 million	0.42%
Next $1 billion	0.395%
Over $2 billion	0.37%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2015, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed

Invesco V.I. Diversified Dividend Fund

below) of Series I shares to 2.00% and Series II shares to 2.25% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2015. The fee waiver agreement cannot be terminated during its term. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.

Further, the Adviser has contractually agreed, through at least June 30, 2016, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended June 30, 2014, the Adviser waived advisory fees of $9,471.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants’ accounts. Pursuant to such agreement, for the six months ended June 30, 2014, Invesco was paid $50,465 for accounting and fund administrative services and reimbursed $347,127 for services provided by insurance companies.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2014, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2014, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.

For the six months ended June 30, 2014, the Fund incurred $42 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of June 30, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the six months ended June 30, 2014 there were transfers from level 1 to level 2 of $3,319,493 and from level 2 to level 1 of $25,680,138, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$420,636,893	$12,181,373	$—	$432,818,266
Forward Foreign Currency Contracts*	—	6,945	—	6,945
Total Investments	$420,636,893	$12,188,318	$—	$432,825,211

*	Unrealized appreciation.

Invesco V.I. Diversified Dividend Fund

NOTE 4—Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of June 30, 2014:

	Value
Risk Exposure/Derivative Type	Assets	Liabilities
Currency risk
Forward foreign currency contracts(a)	$6,945	$—

(a)	Values are disclosed on the Statement of Assets and Liabilities under the caption Forward foreign currency contracts outstanding.

Effect of Derivative Investments for the six months ended June 30, 2014

The table below summarizes the gains on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain on Statement of Operations
	Forward Foreign Currency Contracts	Option Written
Realized Gain
Currency risk	$41,680	$—
Equity risk	—	32,388
Change in Unrealized Appreciation
Currency risk	18,400	—
Total	$60,080	$32,388

The table below summarizes the average notional value of forward foreign currency contracts and options written.

	Forward Foreign Currency Contracts	Options Written
Average notional value	$14,121,481	$1,381,333

Open Forward Foreign Currency Contracts at Period-End
Settlement Date	Counterparty	Contract to				Notional Value	Unrealized Appreciation
		Deliver		Receive
07/18/14	Deutsche Bank Securities Inc.	EUR	5,200,367	USD	7,124,867	$7,121,231	$3,636
07/18/14	Citibank Capital Inc.	EUR	5,300,324	USD	7,261,418	7,258,109	3,309
Total open forward foreign currency contracts – Currency Risk							$6,945

Currency Abbreviations:

EUR	– Euro
USD	– U.S. Dollar

Transactions During the Period
	Call Option Contracts
	Number of Contracts	Premiums Received
Beginning of period	—	$—
Written	642	32,388
Expired	(642)	(32,388)
End of period	—	$—

Offsetting Assets and Liabilities

Accounting Standards Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities, which was subsequently clarified in Financial Accounting Standards Board ASU 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” is intended to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting arrangements on the Statement of Assets and Liabilities and to enable investors to better understand the effect of those arrangements on its financial position. In order for an arrangement to be eligible for netting, the Fund must have a basis to conclude that such netting arrangements are legally enforceable. The Fund enters into netting agreements and collateral agreements in an attempt to reduce the Fund’s Counterparty credit risk by providing for a single net settlement with a Counterparty of all financial transactions covered by the agreement in an event of default as defined under such agreement.

Invesco V.I. Diversified Dividend Fund

There were no derivative instruments subject to a netting agreement for which the Fund is not currently netting. The following tables present derivative instruments that are either subject to an enforceable netting agreement or offset by collateral arrangements as of June 30, 2014.

Assets:
	Gross amounts presented in Statement of Assets & Liabilities	Gross amounts offset in Statement of Assets & Liabilities	Net amounts of assets presented in the Statement of Assets and Liabilities	Collateral Received
Counterparty				Financial Instruments	Cash	Net Amount
Deutsche Bank Securities Inc.	$3,636	$—	$3,636	$—	$—	$3,636
Citibank Capital Inc.	3,309	—	3,309	—	—	3,309
Total	$6,945	$—	$6,945	$—	$—	$6,945

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in 8 tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of December 31, 2013, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
December 31, 2016	$7,577,250	$—	$7,577,250
December 31, 2017	49,408,520	—	49,408,520
	$56,985,770	$—	$56,985,770

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2014 was $6,552,338 and $25,220,932, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$124,792,338
Aggregate unrealized (depreciation) of investment securities	(5,399,804)
Net unrealized appreciation of investment securities	$119,392,534

Cost of investments for tax purposes is $313,425,732.

Invesco V.I. Diversified Dividend Fund

NOTE 9—Share Information

	Summary of Share Activity
	Six months ended June 30, 2014(a)		Year ended December 31, 2013
	Shares	Amount	Shares	Amount
Sold:
Series I	988,335	$21,481,529	2,000,631	$37,904,984
Series II	414,807	8,878,308	1,107,260	21,023,400

Issued as reinvestment of dividends:
Series I	—	—	357,170	6,904,089
Series II	—	—	94,676	1,824,400

Reacquired:
Series I	(1,695,522)	(36,607,415)	(3,605,314)	(68,365,047)
Series II	(581,837)	(12,436,755)	(980,095)	(18,460,928)
Net increase (decrease) in share activity	(874,217)	$(18,684,333)	(1,025,672)	$(19,169,102)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 71% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(c)
Series I
Six months ended 06/30/14	$20.93	$0.20	$1.50	$1.70	$—	$22.63	8.12%	$331,716	0.72	%(d)	0.72	%(d)	1.85	%(d)	2%
Year ended 12/31/13	16.34	0.33	4.70	5.03	(0.44)	20.93	31.04	321,581	0.71		0.72		1.76		20
Year ended 12/31/12	14.04	0.35	2.27	2.62	(0.32)	16.34	18.72	271,407	0.67		0.68		2.29		11
Year ended 12/31/11	14.24	0.31	(0.27)	0.04	(0.24)	14.04	0.20	253,850	0.66		0.67		2.24		38
Year ended 12/31/10	13.13	0.21	1.14	1.35	(0.24)	14.24	10.48	179,518	0.68		0.79		1.59		78
Year ended 12/31/09	10.78	0.20	2.37	2.57	(0.22)	13.13	24.30	192,279	0.67		0.67		1.80		44
Series II
Six months ended 06/30/14	20.85	0.17	1.50	1.67	—	22.52	8.01	101,672	0.97	(d)	0.97	(d)	1.60	(d)	2
Year ended 12/31/13	16.28	0.29	4.69	4.98	(0.41)	20.85	30.76	97,628	0.96		0.97		1.51		20
Year ended 12/31/12	14.00	0.31	2.26	2.57	(0.29)	16.28	18.37	72,641	0.92		0.93		2.04		11
Year ended 12/31/11	14.20	0.28	(0.28)	0.00	(0.20)	14.00	(0.06)	68,424	0.91		0.92		1.99		38
Year ended 12/31/10	13.09	0.19	1.12	1.31	(0.20)	14.20	10.20	51,394	0.93		1.04		1.34		78
Year ended 12/31/09	10.75	0.17	2.36	2.53	(0.19)	13.09	23.94	64,463	0.92		0.92		1.55		44

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the period ended December 31, 2011, the portfolio turnover calculation excludes the value of securities purchased of $134,975,378 and sold of $57,441,776 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco V.I. Select Dimensions Dividend Growth Fund and Invesco V.I. Financial Services Fund into the Fund.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $322,051 and $98,674 for Series I and Series II shares, respectively.

Invesco V.I. Diversified Dividend Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2014 through June 30, 2014.

The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

Class	Beginning Account Value (01/01/14)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (06/30/14)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/14)	Expenses Paid During Period[2]
Series I	$1,000.00	$1,081.20	$3.72	$1,021.22	$3.61	0.72%
Series II	1,000.00	1,080.10	5.00	1,019.98	4.86	0.97

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2014 through June 30, 2014, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

Invesco V.I. Diversified Dividend Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of Invesco V.I. Diversified Dividend Fund’s (the Fund) investment advisory agreements. During contract renewal meetings held on June 16-17, 2014, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for the Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2014.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the management of a number of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned Invesco Funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether and on what terms to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Lipper Inc. (Lipper), an independent provider of investment company data. The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 17, 2014, and may not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Sub-Committees met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper VA Underlying Funds Large-Cap Value Funds Index. The Board noted that performance of Series I shares of the Fund was in the fourth quintile of its performance universe for the one year period, the second quintile for the three year period and the third quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Series I shares of the Fund was below the performance of the Index for the one year period, above the performance of the Index for the three year

Invesco V.I. Diversified Dividend Fund

period and at the same level as the performance of the Index for the five year period. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Series I shares of the Fund was below the median contractual management fee rate of funds in the expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees, but that Lipper does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least June 30, 2015 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates that are managed using an investment process substantially similar to the investment process used for the Fund. The Board noted that the Fund’s rate was above the rate of one such mutual fund and below the rate of an offshore fund advised by Invesco Advisers using a similar investment process.

The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other client accounts that are managed using an investment process substantially similar to the investment process used for the Fund. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients. Invesco Advisers reviewed with the Board the significantly greater scope of services it provides to the Invesco Funds relative to certain other client accounts. These additional services include provision of administrative services, officers and office space, oversight of service providers, preparation of annual registration statement updates and financial information and regulatory compliance under the Investment Company Act of 1940, as amended. Invesco Advisers also reviewed generally the higher frequency of shareholder purchases and redemptions in the Invesco Funds relative to the flow of assets for other client accounts. Invesco

Advisers advised the Board that advance notice of redemptions is often provided to Invesco Advisers by institutional clients. The Board did note that sub-advisory fee rates charged by the Affiliated Sub-Advisers to manage the Invesco Funds and to manage other client accounts tended to be more comparable, reflecting a more comparable scope of services. The Board concluded that the aggregate services provided to the Invesco Funds were sufficiently different from those provided to institutional clients to support the difference in fees.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule and was assisted in this review by a report from the Senior Officer. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2013. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Lipper and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and that the research received may be used with other clients of Invesco Advisers and may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives periodic reports from the Chief Compliance Officer of the Invesco Funds demonstrating that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisors from the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds are fair and reasonable.

The Board also considered the Fund may use an affiliated broker to execute certain trades for the Fund to among other things, control information leakage, and were advised that such trades would be executed in compliance with rules under the Investment Company Act of 1940, as amended.

Invesco V.I. Diversified Dividend Fund

Semiannual Report to Shareholders	June 30, 2014
Invesco V.I. Diversified Income Fund

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund’s Form N-Q filings are available on the SEC website, sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.

Invesco Distributors, Inc.

VIDIN-SAR-1

NOT FDIC INSURED   |   MAY LOSE VALUE   |   NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 12/31/13 to 6/30/14, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.

Series I Shares	6.74%
Series II Shares	6.79
Barclays U.S. Aggregate Index‚ (Broad Market Index)	3.93
Barclays U.S. Credit Index‚ (Style-Specific Index)	5.70
Lipper VUF Corporate Debt BBB-Rated Funds Index■ (Peer Group Index)	4.49
Source(s): ‚FactSet Research Systems Inc.; ■Lipper Inc.

The Barclays U.S. Aggregate Index is an unmanaged index considered representative of the US investment-grade, fixed-rate bond market.

    The Barclays U.S. Credit Index is an unmanaged index considered representative of publicly issued, SEC-registered US corporate and specified foreign debentures and secured notes.

    The Lipper VUF Corporate Debt BBB-Rated Funds Index is an unmanaged index considered representative of corporate debt BBB-rated variable insurance underlying funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

 Average Annual Total Returns

 As of 6/30/14

Series I Shares
Inception (5/5/93)	4.55%
10 Years	4.10
5 Years	8.75
1 Year	9.65

Series II Shares
Inception (3/14/02)	4.17%
10 Years	3.85
5 Years	8.49
1 Year	9.37

The performance of the Fund’s Series I and Series II share classes will differ primarily due to different class expenses.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 0.75% and 1.00%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 1.76% and 2.01%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Invesco V.I. Diversified Income Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.

    The most recent month-end performance at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

    Had the adviser not waived fees and/or reimbursed expenses, performance would have been lower.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least April 30, 2015. See current prospectus for more information.

Invesco V.I. Diversified Income Fund

Schedule of Investments(a)

June 30, 2014

(Unaudited)

	Principal Amount	Value
U.S. Dollar Denominated Bonds and Notes–84.83%
Advertising–0.03%
Omnicom Group Inc., Sr. Unsec. Gtd. Global Notes, 3.63%, 05/01/22	$5,000	$5,154

Aerospace & Defense–0.50%
Bombardier Inc. (Canada), Sr. Unsec. Notes, 5.75%, 03/15/22(b)	3,000	3,094
7.75%, 03/15/20(b)	19,000	21,589
DigitalGlobe Inc., Sr. Unsec. Gtd. Bonds, 5.25%, 02/01/21	6,000	5,970
GenCorp Inc., Sec. Gtd. Global Notes, 7.13%, 03/15/21	19,000	20,852
L-3 Communications Corp., Sr. Unsec. Gtd. Global Notes, 3.95%, 05/28/24	25,000	25,248
TransDigm Inc., Sr. Unsec. Gtd. Sub. Global Notes, 5.50%, 10/15/20	10,000	10,200
7.50%, 07/15/21	5,000	5,575
Sr. Unsec. Gtd. Sub. Notes, 6.00%, 07/15/22(b)	3,000	3,086
6.50%, 07/15/24(b)	3,000	3,124
		98,738

Agricultural & Farm Machinery–0.04%
Titan International Inc., Sr. Sec. Gtd. Global Notes, 6.88%, 10/01/20	7,000	7,140

Airlines–0.98%
American Airlines Pass Through Trust, Series 2011-1, Class B, Sec. Pass Through Ctfs., 7.00%, 01/31/18(b)	19,478	21,328
Continental Airlines Pass Through Trust, Series 2009-1, Sr. Sec. Pass Through Ctfs., 9.00%, 07/08/16	92,997	105,784
Series 2009-2, Class B, Sec. Global Pass Through Ctfs., 9.25%, 05/10/17	8,265	9,282
Delta Air Lines Pass Through Trust, Series 2010-2, Class A, Sr. Sec. Pass Through Ctfs., 4.95%, 05/23/19	43,506	47,517
US Airways Pass Through Trust, Series 2012-1, Class B, Sec. Pass Through Ctfs., 8.00%, 10/01/19	927	1,070
Series 2012-1, Class C, Sec. Pass Through Ctfs., 9.13%, 10/01/15	699	746
Virgin Australia Pass Through Trust (Australia), Series 2013-1, Class B, Sec. Gtd. Pass Through Ctfs., 6.00%, 10/23/20(b)	6,699	7,001
		192,728

Alternative Carriers–0.14%
Level 3 Financing Inc., Sr. Unsec. Gtd. Global Notes, 7.00%, 06/01/20	9,000	9,866
Sr. Unsec. Gtd. Notes, 6.13%, 01/15/21(b)	17,000	18,296
		28,162

	Principal Amount	Value
Apparel Retail–0.18%
Hot Topic, Inc., Sr. Sec. Gtd. Notes, 9.25%, 06/15/21(b)	$15,000	$16,706
Men’s Wearhouse Inc. (The), Sr. Unsec. Gtd. Notes, 7.00%, 07/01/22(b)	14,000	14,700
Neiman Marcus Group LTD LLC., Sr. Unsec. Gtd. Notes, 8.00%, 10/15/21(b)	4,000	4,330
		35,736

Apparel, Accessories & Luxury Goods–0.07%
Levi Strauss & Co., Sr. Unsec. Global Notes, 6.88%, 05/01/22	8,000	8,840
William Carter Co. (The), Sr. Unsec. Gtd. Notes, 5.25%, 08/15/21(b)	4,000	4,180
		13,020

Application Software–0.06%
Nuance Communications Inc., Sr. Unsec. Gtd. Notes, 5.38%, 08/15/20(b)	12,000	12,480

Asset Management & Custody Banks–2.15%
Affiliated Managers Group, Inc., Sr. Unsec. Global Notes, 4.25%, 02/15/24	100,000	103,568
Apollo Management Holdings L.P., Sr. Unsec. Gtd. Notes, 4.00%, 05/30/24(b)	25,000	25,145
Blackstone Holdings Finance Co. LLC, Sr. Unsec. Gtd. Notes, 5.00%, 06/15/44(b)	90,000	93,322
Carlyle Holdings II Finance LLC, Sr. Sec. Gtd. Notes, 5.63%, 03/30/43(b)	125,000	140,120
KKR Group Finance Co III LLC, Sr. Unsec. Gtd. Bonds, 5.13%, 06/01/44(b)	50,000	50,838
Signode Industrial Group Lux S.A./Signode Industrial Group U.S. Inc., Sr. Unsec. Notes, 6.38%, 05/01/22(b)	9,000	9,157
		422,150

Auto Parts & Equipment–1.63%
CTP Transportation Products LLC/CTP Finance Inc., Sr. Sec. Notes, 8.25%, 12/15/19(b)	10,000	10,825
Dana Holding Corp., Sr. Unsec. Notes, 5.38%, 09/15/21	17,000	17,850
Johnson Controls, Inc., Sr. Unsec. Global Notes, 4.63%, 07/02/44	135,000	135,409
4.95%, 07/02/64	37,000	37,580
Magna International Inc. (Canada), Sr. Unsec. Global Notes, 3.63%, 06/15/24	100,000	101,393
Stackpole International Intermediate Co. S.A./Stackpole International Powder Metal (Canada), Sr. Sec. Gtd. Notes, 7.75%, 10/15/21(b)	15,000	15,750
		318,807

Automobile Manufacturers–0.66%
General Motors Co., Sr. Unsec. Notes, 3.50%, 10/02/18(b)	80,000	82,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Diversified Income Fund

	Principal Amount	Value
Automobile Manufacturers–(continued)
Hyundai Capital America (South Korea), Sr. Unsec. Notes, 2.88%, 08/09/18(b)	$47,000	$47,971
		129,971

Automotive Retail–0.11%
Advance Auto Parts, Inc., Sr. Unsec. Gtd. Notes, 5.75%, 05/01/20	12,000	13,763
CST Brands, Inc., Sr. Unsec. Gtd. Global Notes, 5.00%, 05/01/23	8,000	8,000
		21,763

Biotechnology–0.93%
Celgene Corp., Sr. Unsec. Global Notes, 3.63%, 05/15/24	50,000	50,192
4.63%, 05/15/44	85,000	85,533
Gilead Sciences, Inc., Sr. Unsec. Global Bonds, 3.70%, 04/01/24	45,000	46,229
		181,954

Broadcasting–0.44%
Central European Media Enterprises Ltd. (Czech Republic), Sr. Sec. Gtd. PIK Global Notes, 15.00%, 12/01/17(l)	1,000	1,095
Clear Channel Worldwide Holdings Inc., Series B, Sr. Unsec. Gtd. Global Notes, 6.50%, 11/15/22	9,000	9,743
Sr. Unsec. Gtd. Sub. Global Notes, 7.63%, 03/15/20	3,000	3,251
Discovery Communications LLC, Sr. Unsec. Gtd. Global Notes, 4.88%, 04/01/43	70,000	70,744
Starz LLC/Starz Finance Corp., Sr. Unsec. Gtd. Global Notes, 5.00%, 09/15/19	2,000	2,090
		86,923

Building Products–0.62%
Builders FirstSource Inc., Sr. Sec. Notes, 7.63%, 06/01/21(b)	25,000	26,750
Building Materials Holding Corp., Sr. Sec. Notes, 9.00%, 09/15/18(b)	14,000	15,190
Gibraltar Industries Inc., Sr. Unsec. Gtd. Sub. Global Notes, 6.25%, 02/01/21	19,000	19,855
Norbord Inc. (Canada), Sr. Sec. Notes, 5.38%, 12/01/20(b)	5,000	5,097
Nortek Inc., Sr. Unsec. Gtd. Global Notes, 8.50%, 04/15/21	25,000	27,812
USG Corp., Sr. Unsec. Gtd. Notes, 5.88%, 11/01/21(b)	2,000	2,135
7.88%, 03/30/20(b)	12,000	13,350
Sr. Unsec. Notes, 9.75%, 01/15/18	10,000	12,000
		122,189

Cable & Satellite–3.43%
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec. Gtd. Global Notes, 5.25%, 03/15/21	14,000	14,490
Clear Channel Communications, Inc., Sr. Unsec. Notes, 10.00%, 01/15/18(b)	8,000	7,780
Comcast Corp., Sr. Unsec. Gtd. Global Notes, 4.25%, 01/15/33	80,000	82,219

	Principal Amount	Value
Cable & Satellite–(continued)
COX Communications Inc., Sr. Unsec. Notes, 8.38%, 03/01/39(b)	$75,000	$105,654
9.38%, 01/15/19(b)	140,000	181,334
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Sr. Unsec. Gtd. Global Notes, 5.15%, 03/15/42	50,000	52,694
Sr. Unsec. Gtd. Notes, 1.75%, 01/15/18	40,000	40,105
4.45%, 04/01/24	30,000	31,829
DISH DBS Corp., Sr. Unsec. Gtd. Global Notes, 5.13%, 05/01/20	33,000	34,856
Hughes Satellite Systems Corp., Sr. Sec. Gtd. Global Notes, 6.50%, 06/15/19	4,000	4,475
Sr. Unsec. Gtd. Global Notes, 7.63%, 06/15/21	8,000	9,190
Time Warner Cable, Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 07/01/18	55,000	65,044
Sr. Unsec. Gtd. Notes, 5.00%, 02/01/20	38,000	42,678
		672,348

Casinos & Gaming–0.41%
Boyd Gaming Corp., Sr. Unsec. Gtd. Global Notes, 9.00%, 07/01/20	17,000	18,827
Caesars Entertainment Operating Co. Inc., Sec. Global Notes, 10.00%, 12/15/15	4,000	4,080
Sr. Sec. Global Notes, 11.25%, 06/01/17	4,000	3,670
Caesars Entertainment Resort Properties LLC, Sr. Sec. Gtd. Notes, 8.00%, 10/01/20(b)	6,000	6,285
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance Inc., Sec. Gtd. Notes, 9.38%, 05/01/22(b)	2,000	2,045
MGM Resorts International, Sr. Unsec. Gtd. Global Notes, 6.63%, 12/15/21	5,000	5,600
6.75%, 10/01/20	5,000	5,600
Sr. Unsec. Gtd. Notes, 7.75%, 03/15/22	12,000	14,130
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Sr. Unsec. Global Notes, 5.38%, 03/15/22	20,000	20,900
		81,137

Catalog Retail–0.35%
QVC Inc., Sr. Sec. Gtd. Global Notes, 4.85%, 04/01/24	65,000	68,143

Coal & Consumable Fuels–0.24%
Alpha Natural Resources Inc., Sec. Gtd. Notes, 7.50%, 08/01/20(b)	2,000	1,950
Arch Coal Inc., Sec. Gtd. Notes, 8.00%, 01/15/19(b)	12,000	11,940
CONSOL Energy Inc., Sr. Unsec. Gtd. Global Notes, 6.38%, 03/01/21	6,000	6,420
Sr. Unsec. Gtd. Notes, 5.88%, 04/15/22(b)	10,000	10,575

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Diversified Income Fund

	Principal Amount	Value
Coal & Consumable Fuels–(continued)
Peabody Energy Corp., Sr. Unsec. Gtd. Notes, 6.50%, 09/15/20	$16,000	$16,220
		47,105

Commercial Printing–0.06%
RR Donnelley & Sons Co., Sr. Unsec. Global Notes, 7.88%, 03/15/21	10,000	11,475

Commodity Chemicals–0.01%
Eagle Spinco Inc., Sr. Unsec. Gtd. Global Notes, 4.63%, 02/15/21	2,000	2,005

Communications Equipment–0.30%
Avaya Inc., Sec. Gtd. Notes, 10.50%, 03/01/21(b)	4,000	3,715
Sr. Sec. Gtd. Notes, 7.00%, 04/01/19(b)	15,000	15,131
9.00%, 04/01/19(b)	13,000	13,569
Juniper Networks Inc., Sr. Unsec. Global Notes, 4.50%, 03/15/24	25,000	26,163
		58,578

Computer & Electronics Retail–0.03%
Rent-A-Center Inc., Sr. Unsec. Gtd. Global Notes, 6.63%, 11/15/20	5,000	5,231

Construction & Engineering–0.38%
Dycom Investments Inc., Sr. Unsec. Gtd. Sub. Global Notes, 7.13%, 01/15/21	15,000	16,162
Tutor Perini Corp., Sr. Unsec. Gtd. Global Notes, 7.63%, 11/01/18	25,000	26,344
URS Corp., Sr. Unsec. Gtd. Global Notes, 5.00%, 04/01/22	32,000	32,720
		75,226

Construction Machinery & Heavy Trucks–0.40%
Allied Specialty Vehicles, Inc., Sr. Sec. Notes, 8.50%, 11/01/19(b)	13,000	13,975
Commercial Vehicle Group Inc., Sec. Gtd. Global Notes, 7.88%, 04/15/19	15,000	15,675
Manitowoc Co. Inc. (The), Sr. Unsec. Gtd. Global Notes, 5.88%, 10/15/22	5,000	5,475
Meritor Inc., Sr. Unsec. Gtd. Notes, 6.25%, 02/15/24	9,000	9,405
6.75%, 06/15/21	3,000	3,247
Navistar International Corp., Sr. Unsec. Gtd. Notes, 8.25%, 11/01/21	10,000	10,525
Oshkosh Corp., Sr. Unsec. Gtd. Global Notes, 5.38%, 03/01/22	15,000	15,375
Terex Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 05/15/21	4,000	4,330
		78,007

Construction Materials–0.04%
CPG Merger Sub LLC, Sr. Unsec. Gtd. Notes, 8.00%, 10/01/21(b)	3,000	3,180
US Concrete, Inc., Sr. Sec. Gtd. Notes, 8.50%, 12/01/18(b)	4,000	4,340
		7,520

	Principal Amount	Value
Consumer Finance–0.43%
First Cash Financial Services, Inc., Sr. Unsec. Gtd. Notes, 6.75%, 04/01/21(b)	$4,000	$4,275
Navient Corp., Sr. Unsec. Medium-Term Global Notes, 6.25%, 01/25/16	75,000	80,113
		84,388

Data Processing & Outsourced Services–0.47%
Computer Sciences Corp., Sr. Unsec. Global Notes, 4.45%, 09/15/22	30,000	31,516
CoreLogic, Inc., Sr. Unsec. Gtd. Global Notes, 7.25%, 06/01/21	19,000	20,662
First Data Corp., Sec. Gtd. Notes, 8.25%, 01/15/21(b)	10,000	10,988
Sr. Unsec. Gtd. Global Notes, 12.63%, 01/15/21	14,000	17,290
Sr. Unsec. Gtd. Sub. Global Notes, 11.75%, 08/15/21	10,000	11,850
		92,306

Distillers & Vintners–0.01%
CEDC Finance Corp. International Inc. (Poland), Sr. Sec. Gtd. Global Notes, 10.00%, 04/30/18(c)	2,000	1,900

Diversified Banks–7.09%
Banco Inbursa S.A. Institucion de Banca Multiple (Mexico), Sr. Unsec. Notes, 4.13%, 06/06/24(b)	200,000	197,220
Bank of America Corp., Sr. Unsec. Global Notes, 6.50%, 08/01/16	130,000	144,079
Sr. Unsec. Notes, 5.88%, 01/05/21	35,000	40,911
Bank of Montreal (Canada), Sr. Unsec. Medium-Term Notes, 0.80%, 11/06/15	75,000	75,370
HSBC Holdings PLC (United Kingdom), Sr. Unsec. Global Notes, 4.00%, 03/30/22	45,000	48,173
Intesa Sanpaolo SpA (Italy), Sr. Unsec. Gtd. Notes, 3.88%, 01/15/19	200,000	210,283
JPMorgan Chase & Co, Series S, Jr. Unsec. Sub. Notes, 6.75%(d)	40,000	43,100
Series V, Jr. Unsec. Sub. Global Notes, 5.00%(d)	40,000	39,950
PNC Bank, N.A., Unsec. Sub. Global Notes, 3.80%, 07/25/23	45,000	46,648
Royal Bank of Scotland Group PLC (The) (United Kingdom), Unsec. Sub. Notes, 5.13%, 05/28/24	140,000	142,490
6.13%, 12/15/22	12,000	13,196
Societe Generale S.A. (France), Jr. Unsec. Sub. Notes, 6.00%(b)(d)	200,000	200,916
Wells Fargo & Co., Unsec. Sub. Global Notes, 5.38%, 11/02/43	170,000	187,116
		1,389,452

Diversified Chemicals–1.07%
OCP S.A. (Morocco), Sr. Unsec. Notes, 5.63%, 04/25/24(b)	200,000	210,500

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Diversified Income Fund

	Principal Amount	Value
Diversified Metals & Mining–2.64%
FMG Resources (August 2006) Pty. Ltd. (Australia), Sr. Unsec. Gtd. Notes, 6.88%, 04/01/22(b)	$22,000	$23,650
Glencore Finance Canada Ltd. (Canada), Sr. Unsec. Gtd. Notes, 4.25%, 10/25/22(b)	102,000	104,867
Glencore Funding LLC (Switzerland), Sr. Unsec. Gtd. Notes, 4.13%, 05/30/23(b)	73,000	73,577
4.63%, 04/29/24(b)	107,000	110,552
HudBay Minerals Inc. (Canada), Sr. Unsec. Gtd. Global Notes, 9.50%, 10/01/20	10,000	11,050
Imperial Metals Corp. (Canada), Sr. Unsec. Gtd. Notes, 7.00%, 03/15/19(b)	7,000	7,182
Magnetation LLC/ Mag Finance Corp., Sr. Sec. Gtd. Notes, 11.00%, 05/15/18(b)	13,000	14,268
Rio Tinto Finance USA Ltd. (United Kingdom), Sr. Unsec. Gtd. Global Notes, 7.13%, 07/15/28	20,000	26,210
Rio Tinto Finance USA PLC (United Kingdom), Sr. Unsec. Gtd. Global Notes, 3.50%, 03/22/22	80,000	82,189
Southern Copper Corp., Sr. Unsec. Global Notes, 5.25%, 11/08/42	70,000	64,501
		518,046

Diversified Support Services–0.45%
Envision Healthcare Corp., Sr. Unsec. Gtd. Notes, 5.13%, 07/01/22(b)	2,000	2,028
ERAC USA Finance LLC, Sr. Unsec. Gtd. Notes, 3.85%, 11/15/24(b)	85,000	85,372
		87,400

Drug Retail–0.92%
CVS Pass Through Trust, Sr. Sec. Mortgage Pass Through Ctfs., 5.77%, 01/10/33(b)	160,077	179,560

Electric Utilities–1.57%
Electricite de France S.A. (France), Sr. Unsec. Notes, 6.00%, 01/22/14(b)	145,000	164,044
Jr. Unsec. Sub. Notes, 5.63%(b)(d)	100,000	104,970
LSP Energy L.P./LSP Batesville Funding Corp., Series D, Sr. Sec. Bonds, 8.16%, 07/15/25(e)	25,000	0
Mississippi Power Co., Series 12, Class A, Sr. Unsec. Notes, 4.25%, 03/15/42	40,000	39,257
		308,271

Electronic Components–0.03%
Belden Inc., Sr. Unsec. Gtd. Sub. Notes, 5.50%, 09/01/22(b)	5,000	5,163

Electronic Manufacturing Services–0.01%
Sanmina Corp., Sr. Sec. Gtd. Notes, 4.38%, 06/01/19(b)	1,000	1,008

Environmental & Facilities Services–0.04%
ADS Waste Holdings, Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 10/01/20	4,000	4,350

	Principal Amount	Value
Environmental & Facilities Services–(continued)
Darling Ingredients Inc., Sr. Unsec. Gtd. Notes, 5.38%, 01/15/22(b)	$4,000	$4,170
		8,520

Fertilizers & Agricultural Chemicals–0.18%
Monsanto Co., Sr. Unsec. Global Notes, 4.70%, 07/15/64	30,000	30,197
Rentech Nitrogen Partners L.P./Rentech Nitrogen Finance Corp., Sec. Gtd. Notes, 6.50%, 04/15/21(b)	5,000	5,075
		35,272

Gas Utilities–0.07%
Ferrellgas L.P./Ferrellgas Finance Corp., Sr. Unsec. Global Notes, 6.50%, 05/01/21	5,000	5,244
Sr. Unsec. Notes, 6.75%, 01/15/22(b)	3,000	3,165
Suburban Propane Partners, L.P./Suburban Energy Finance Corp., Sr. Unsec. Global Notes, 7.38%, 08/01/21	4,000	4,390
		12,799

General Merchandise Stores–0.30%
Dollar General Corp., Sr. Unsec. Global Notes, 3.25%, 04/15/23	62,000	58,723

Gold–2.78%
Barrick North America Finance LLC (Canada), Sr. Unsec. Gtd. Global Notes, 4.40%, 05/30/21	130,000	136,079
5.70%, 05/30/41	50,000	51,860
Gold Fields Orogen Holding BVI Ltd. (South Africa), Sr. Unsec. Gtd. Notes, 4.88%, 10/07/20(b)	200,000	184,000
Kinross Gold Corp. (Canada), Sr. Unsec. Gtd. Global Notes, 6.88%, 09/01/41	75,000	77,149
New Gold Inc. (Canada), Sr. Unsec. Gtd. Notes, 7.00%, 04/15/20(b)	2,000	2,137
Sr. Unsec. Notes, 6.25%, 11/15/22(b)	16,000	16,653
Newcrest Finance Pty. Ltd. (Australia), Sr. Unsec. Gtd. Notes, 5.75%, 11/15/41(b)	35,000	31,569
Yamana Gold Inc. (Canada), Sr. Unsec. Notes, 4.95%, 07/15/24(b)	45,000	45,158
		544,605

Health Care Distributors–1.14%
AmerisourceBergen Corp., Sr. Unsec. Bonds, 3.40%, 05/15/24	60,000	59,759
McKesson Corp., Sr. Unsec. Global Notes, 3.80%, 03/15/24	80,000	81,942
4.88%, 03/15/44	78,000	81,473
		223,174

Health Care Equipment–0.84%
CareFusion Corp., Sr. Unsec. Global Notes, 3.88%, 05/15/24	40,000	40,447
4.88%, 05/15/44	45,000	45,488

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Diversified Income Fund

	Principal Amount	Value
Health Care Equipment–(continued)
Medtronic Inc., Sr. Unsec. Global Notes, 4.63%, 03/15/44	$65,000	$68,172
Universal Hospital Services Inc., Sec. Gtd. Global Notes, 7.63%, 08/15/20	10,000	10,525
		164,632

Health Care Facilities–0.47%
CHS/Community Health Systems Inc., Sr. Sec. Gtd. Notes, 5.13%, 08/01/21(b)	3,000	3,098
Sr. Unsec. Gtd. Notes, 6.88%, 02/01/22(b)	15,917	16,971
HCA Holdings, Inc., Sr. Unsec. Notes, 6.25%, 02/15/21	18,000	19,395
HCA, Inc., Sr. Sec. Gtd. Global Notes, 5.88%, 03/15/22	15,000	16,312
LifePoint Hospitals, Inc., Sr. Unsec. Gtd. Notes, 5.50%, 12/01/21(b)	2,000	2,110
Tenet Healthcare Corp., Sr. Sec. Gtd. Global Notes, 6.00%, 10/01/20	9,000	9,855
Sr. Unsec. Global Notes, 6.75%, 02/01/20	10,000	10,925
8.13%, 04/01/22	11,000	12,829
		91,495

Health Care REIT’s–1.15%
Aviv Healthcare Properties L.P./Aviv Healthcare Capital Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 10/15/21	2,000	2,140
HCP, Inc., Sr. Unsec. Global Notes, 4.25%, 11/15/23	45,000	46,804
Sr. Unsec. Notes, 3.75%, 02/01/16	25,000	26,144
MPT Operating Partnership L.P./MPT Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 05/01/21	7,000	7,683
Senior Housing Properties Trust, Sr. Unsec. Notes, 4.30%, 01/15/16	75,000	77,859
Ventas Realty L.P./Ventas Capital Corp., Sr. Unsec. Gtd. Notes, 2.00%, 02/15/18	65,000	65,696
		226,326

Health Care Services–0.90%
DaVita HealthCare Partners Inc, Sr. Unsec. Gtd. Global Notes, 5.13%, 07/15/24	7,000	7,079
Express Scripts Holding Co., Sr. Unsec. Gtd. Global Notes, 3.50%, 06/15/24	85,000	84,234
MPH Acquisition Holdings LLC, Sr. Unsec. Gtd. Notes, 6.63%, 04/01/22(b)	8,000	8,420
Orlando Lutheran Towers Inc., Unsec. Bonds, 8.00%, 07/01/17	75,000	75,698
		175,431

Health Care Supplies–0.02%
Crimson Merger Sub, Inc., Sr. Unsec. Notes, 6.63%, 05/15/22(b)	4,000	4,000

	Principal Amount	Value
Home Improvement Retail–0.03%
Hillman Group Inc. (The), Sr. Unsec. Notes, 6.38%, 07/15/22(b)	$5,000	$5,000

Homebuilding–1.21%
Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec. Notes, 6.88%, 02/15/21(b)	18,000	18,067
Beazer Homes USA Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 09/15/21	12,000	12,780
K. Hovnanian Enterprises Inc., Sr. Sec. Gtd. Notes, 7.25%, 10/15/20(b)	11,000	11,935
Sr. Unsec. Gtd. Notes, 7.00%, 01/15/19(b)	10,000	10,225
7.50%, 05/15/16	3,000	3,214
KB Home, Sr. Unsec. Gtd. Notes, 7.00%, 12/15/21	4,000	4,380
Lennar Corp., Sr. Unsec. Gtd. Global Notes, 6.95%, 06/01/18	10,000	11,325
MDC Holdings, Inc., Sr. Unsec. Gtd. Notes, 6.00%, 01/15/43	165,000	159,835
Ryland Group Inc. (The), Sr. Unsec. Gtd. Notes, 5.38%, 10/01/22	5,000	4,988
		236,749

Hotels, Resorts & Cruise Lines–0.35%
Carnival Corp., Sr. Unsec. Gtd. Global Notes, 3.95%, 10/15/20	60,000	63,461
Choice Hotels International, Inc., Sr. Unsec. Gtd. Notes, 5.75%, 07/01/22	4,000	4,323
		67,784

Household Products–0.09%
Reynolds Group Issuer Inc./LLC, Sr. Sec. Gtd. Global Notes, 5.75%, 10/15/20	17,000	17,977

Hypermarkets & Super Centers–0.15%
Wal-Mart Stores Inc., Sr. Unsec. Global Bonds, 4.30%, 04/22/44	30,000	30,044

Independent Power Producers & Energy Traders–0.15%
AES Corp., Sr. Unsec. Global Notes, 8.00%, 10/15/17	1,000	1,174
NRG Energy Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 01/15/18	4,000	4,610
7.88%, 05/15/21	22,000	24,585
		30,369

Industrial Conglomerates–1.46%
Hutchison Whampoa International (09) Ltd. (Hong Kong), Sr. Unsec. Gtd. Notes, 7.63%, 04/09/19(b)	130,000	159,080
Hutchison Whampoa International (09/19) Ltd. (Hong Kong), Sr. Unsec. Gtd. Notes, 5.75%, 09/11/19(b)	100,000	115,334
Unifrax I LLC/Unifrax Holding Co., Sr. Unsec. Gtd. Notes, 7.50%, 02/15/19(b)	12,000	12,615
		287,029

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Diversified Income Fund

	Principal Amount	Value
Industrial Machinery–0.09%
Waterjet Holdings, Inc., Sr. Sec. Gtd. Notes, 7.63%, 02/01/20(b)	$16,000	$17,000

Industrial REIT’s–0.26%
ProLogis L.P., Sr. Unsec. Gtd. Global Notes, 4.25%, 08/15/23	49,000	51,191

Insurance Brokers–0.67%
Marsh & McLennan Cos. Inc., Sr. Unsec. Notes, 9.25%, 04/15/19	100,000	131,128

Integrated Oil & Gas–2.01%
BP Capital Markets PLC (United Kingdom), Sr. Unsec. Gtd. Global Notes, 3.81%, 02/10/24	91,000	94,379
Ecopetrol S.A. (Colombia), Sr. Unsec. Global Notes, 5.88%, 05/28/45	135,000	139,914
Petrobras Global Finance B.V. (Brazil), Sr. Unsec. Gtd. Global Notes, 4.88%, 03/17/20	155,000	159,195
		393,488

Integrated Telecommunication Services–4.90%
AT&T Inc., Sr. Unsec. Global Notes, 1.70%, 06/01/17	60,000	60,830
2.95%, 05/15/16	35,000	36,381
4.80%, 06/15/44	40,000	40,925
Telefonica Emisiones SAU (Spain), Sr. Unsec. Gtd. Global Notes, 5.46%, 02/16/21	90,000	102,065
7.05%, 06/20/36	95,000	120,349
Verizon Communications, Inc., Sr. Unsec. Global Notes, 4.75%, 11/01/41	30,000	30,432
5.05%, 03/15/34	95,000	101,182
5.15%, 09/15/23	120,000	133,971
6.40%, 09/15/33	165,000	202,685
6.55%, 09/15/43	105,000	132,597
		961,417

Internet Software & Services–0.15%
CyrusOne L.P./CyrusOne Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.38%, 11/15/22	28,000	30,345

Investment Banking & Brokerage–3.57%
Charles Schwab Corp. (The), Series A, Jr. Unsec. Sub. Notes, 7.00%(d)	45,000	52,875
Goldman Sachs Group, Inc. (The), Sr. Unsec. Global Notes, 5.75%, 01/24/22	100,000	115,848
Sr. Unsec. Medium-Term Global Notes, 3.70%, 08/01/15	45,000	46,434
Sr. Unsec. Medium-Term Notes, 4.80%, 07/08/44	85,000	84,585
Series L, Jr. Unsec. Sub. Notes, 5.70%(d)	60,000	62,400
Macquarie Group Ltd. (Australia), Sr. Unsec. Notes, 6.00%, 01/14/20(b)	105,000	119,148

	Principal Amount	Value
Investment Banking & Brokerage–(continued)
Morgan Stanley, Series F, Sr. Unsec. Medium-Term Global Notes, 5.63%, 09/23/19	$130,000	$149,918
Series H, Jr. Unsec. Sub. Global Bonds, 5.45%(d)	30,000	30,600
Raymond James Financial, Inc., Sr. Unsec. Notes, 4.25%, 04/15/16	35,000	37,011
		698,819

Leisure Facilities–0.03%
Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp., Sr. Unsec. Gtd. Global Notes, 5.25%, 03/15/21	5,000	5,175

Life & Health Insurance–3.18%
MetLife Inc., Sr. Unsec. Global Notes, 4.13%, 08/13/42	110,000	106,769
Sr. Unsec. Notes, 6.75%, 06/01/16	55,000	61,154
Nationwide Financial Services, Inc., Sr. Unsec. Notes, 5.38%, 03/25/21(b)	165,000	184,147
Prudential Financial, Inc., Jr. Unsec. Sub. Global Notes, 8.88%, 06/15/38	130,000	159,413
Series D, Sr. Unsec. Medium-Term Notes, 7.38%, 06/15/19	90,000	111,570
		623,053

Managed Health Care–0.25%
Cigna Corp., Sr. Unsec. Notes, 4.50%, 03/15/21	45,000	49,273

Marine–0.06%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Sr. Sec. Gtd. Mortgage Notes, 8.13%, 11/15/21(b)	12,000	12,615

Metal & Glass Containers–0.09%
Ball Corp., Sr. Unsec. Gtd. Notes, 5.00%, 03/15/22	7,000	7,219
Berry Plastics Corp., Sec. Gtd. Notes, 5.50%, 05/15/22	11,000	11,137
		18,356

Movies & Entertainment–0.84%
AMC Entertainment Inc., Sr. Unsec. Gtd. Sub. Global Notes, 5.88%, 02/15/22	6,000	6,285
DreamWorks Animation SKG, Inc., Sr. Unsec. Gtd. Notes, 6.88%, 08/15/20(b)	12,000	13,140
Time Warner, Inc., Sr. Unsec. Gtd. Global Notes, 5.35%, 12/15/43	75,000	82,019
Viacom Inc., Sr. Unsec. Global Notes, 5.85%, 09/01/43	55,000	63,287
		164,731

Multi-Line Insurance–1.99%
American Financial Group, Inc., Sr. Unsec. Notes, 9.88%, 06/15/19	180,000	234,756
Genworth Holdings Inc., Sr. Unsec. Gtd. Global Notes, 4.90%, 08/15/23	50,000	53,791

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Diversified Income Fund

	Principal Amount	Value
Multi-Line Insurance–(continued)
Nationwide Mutual Insurance Co., Unsec. Sub. Notes, 4.95%, 04/22/44(b)	$100,000	$102,103
		390,650

Multi-Utilities–0.38%
Enable Midstream Partners L.P., Sr. Unsec. Notes, 3.90%, 05/15/24(b)	75,000	75,315

Office REIT’s–0.23%
Piedmont Operating Partnership L.P., Sr. Unsec. Gtd. Global Notes, 4.45%, 03/15/24	45,000	46,037

Office Services & Supplies–0.19%
Pitney Bowes Inc., Sr. Unsec. Global Notes, 4.63%, 03/15/24	35,000	36,291

Oil & Gas Drilling–0.91%
Parker Drilling Co., Sr. Unsec. Gtd. Notes, 6.75%, 07/15/22(b)	2,000	2,090
Pioneer Energy Services Corp., Sr. Unsec. Gtd. Notes, 6.13%, 03/15/22(b)	5,000	5,206
Rowan Cos. Inc., Sr. Unsec. Gtd. Notes, 4.75%, 01/15/24	60,000	63,644
5.85%, 01/15/44	100,000	108,225
		179,165

Oil & Gas Equipment & Services–0.14%
Exterran Partners L.P./EXLP Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 04/01/21	8,000	8,120
Gulfmark Offshore Inc., Sr. Unsec. Global Notes, 6.38%, 03/15/22	13,000	13,585
Key Energy Services, Inc., Sr. Unsec. Gtd. Notes, 6.75%, 03/01/21	5,000	5,237
		26,942

Oil & Gas Exploration & Production–1.03%
Antero Resources Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 12/01/20	3,000	3,225
Berry Petroleum Co. LLC, Sr. Unsec. Notes, 6.38%, 09/15/22	7,000	7,490
Bonanza Creek Energy Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 04/15/21	12,000	12,885
Chesapeake Energy Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 11/15/20	5,000	5,825
Cimarex Energy Co., Sr. Unsec. Gtd. Notes, 4.38%, 06/01/24	55,000	56,306
Continental Resources Inc., Sr. Unsec. Gtd. Global Notes, 5.00%, 09/15/22	60,000	65,390
Halcon Resources Corp., Sr. Unsec. Gtd. Global Notes, 9.75%, 07/15/20	7,000	7,700
Laredo Petroleum Inc., Sr. Unsec. Gtd. Global Notes, 7.38%, 05/01/22	2,000	2,242
Range Resources Corp., Sr. Unsec. Gtd. Sub. Notes, 5.00%, 08/15/22	2,000	2,138
Rice Energy Inc., Sr. Unsec. Gtd. Notes, 6.25%, 05/01/22(b)	10,000	10,350

	Principal Amount	Value
Oil & Gas Exploration & Production–(continued)
Rosetta Resources, Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 05/01/21	$4,000	$4,135
Sr. Unsec. Gtd. Notes, 5.88%, 06/01/22	5,000	5,275
Sanchez Energy Corp., Sr. Unsec. Gtd. Notes, 6.13%, 01/15/23(b)	5,000	5,175
SandRidge Energy Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 03/15/21	13,000	14,170
		202,306

Oil & Gas Refining & Marketing–0.66%
Calumet Specialty Products Partners L.P./Calumet Finance Corp., Sr. Unsec. Gtd. Notes, 6.50%, 04/15/21(b)	15,000	15,375
Petronas Capital Ltd. (Malaysia), Sr. Unsec. Gtd. Notes, 5.25%, 08/12/19(b)	100,000	113,719
		129,094

Oil & Gas Storage & Transportation–1.60%
Atlas Pipeline Partners L.P./Atlas Pipeline Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.63%, 10/01/20	18,000	19,305
Crestwood Midstream Partners L.P./ Crestwood Midstream Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 12/15/20	18,000	18,990
El Paso Pipeline Partners Operating Co. LLC, Sr. Unsec. Gtd. Notes, 4.70%, 11/01/42	35,000	32,684
Energy Transfer Partners L.P., Sr. Unsec. Global Notes, 6.05%, 06/01/41	60,000	68,138
Enterprise Products Operating LLC, Sr. Unsec. Gtd. Notes, 3.90%, 02/15/24	57,000	58,996
6.45%, 09/01/40	12,000	15,193
Penn Virginia Resource Partners L.P./Penn Virginia Resource Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.50%, 05/15/21	7,000	7,700
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.38%, 08/01/22	2,000	2,180
6.88%, 02/01/21	5,000	5,437
Teekay Corp. (Bermuda), Sr. Unsec. Global Notes, 8.50%, 01/15/20	5,000	5,800
Teekay Offshore Partners L.P./Teekay Offshore Finance Corp. (Bermuda), Sr. Unsec. Global Notes, 6.00%, 07/30/19	3,000	2,999
Tesoro Logistics L.P./Tesoro Logistics Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.13%, 10/15/21	3,000	3,218
Sr. Unsec. Gtd. Notes, 5.88%, 10/01/20(b)	6,000	6,330
Western Gas Partners L.P., Sr. Unsec. Notes, 5.45%, 04/01/44	60,000	66,179
		313,149

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Diversified Income Fund

	Principal Amount	Value
Other Diversified Financial Services–3.00%
Citigroup Inc., Sr. Unsec. Global Notes, 6.13%, 05/15/18	$65,000	$74,971
Unsec. Sub. Global Notes, 3.50%, 05/15/23	95,000	92,741
5.50%, 09/13/25	65,000	72,616
Series A, Jr. Unsec. Sub. Global Notes, 5.95%(d)	60,000	60,750
Football Trust V, Sec. Pass Through Ctfs., 5.35%, 10/05/20(b)	100,000	108,873
JPMorgan Chase & Co., Series R, Jr. Unsec. Sub. Global Notes, 6.00%(d)	120,000	122,850
Voya Financial, Inc., Jr. Unsec. Gtd. Sub. Global Notes, 5.65%, 05/15/53	55,000	56,100
		588,901

Packaged Foods & Meats–0.85%
Diamond Foods Inc., Sr. Unsec. Gtd. Notes, 7.00%, 03/15/19(b)	21,000	21,945
Mead Johnson Nutrition Co., Sr. Unsec. Global Notes, 4.60%, 06/01/44	117,000	117,829
Post Holdings Inc., Sr. Unsec. Gtd. Global Notes, 7.38%, 02/15/22	12,000	13,035
Sr. Unsec. Gtd. Notes, 6.00%, 12/15/22(b)	6,000	6,135
6.75%, 12/01/21(b)	3,000	3,191
Smithfield Foods Inc., Sr. Unsec. Notes, 5.25%, 08/01/18(b)	2,000	2,090
5.88%, 08/01/21(b)	2,000	2,125
		166,350

Paper Packaging–0.23%
Beverage Packaging Holdings Luxembourg II S.A., Sr. Unsec. Gtd. Notes, 5.63%, 12/15/16(b)	2,000	2,065
Sr. Unsec. Gtd. Sub. Notes, 6.00%, 06/15/17(b)	7,000	7,227
Rock-Tenn Co., Sr. Unsec. Gtd. Global Notes, 4.00%, 03/01/23	35,000	36,011
		45,303

Paper Products–0.11%
Neenah Paper Inc., Sr. Unsec. Gtd. Notes, 5.25%, 05/15/21(b)	2,000	2,040
PH Glatfelter Co., Sr. Unsec. Gtd. Global Notes, 5.38%, 10/15/20	19,000	19,902
		21,942

Personal Products–0.67%
Avon Products Inc., Sr. Unsec. Global Notes, 5.00%, 03/15/23	75,000	76,382
Estee Lauder Cos. Inc. (The), Sr. Unsec. Global Notes, 3.70%, 08/15/42	60,000	54,467
		130,849

Pharmaceuticals–1.71%
Actavis Funding SCS, Sr. Unsec. Gtd. Notes, 3.85%, 06/15/24(b)	105,000	105,793
4.85%, 06/15/44(b)	60,000	60,427

	Principal Amount	Value
Pharmaceuticals–(continued)
Bristol-Myers Squibb Co., Sr. Unsec. Deb., 6.88%, 08/01/97	$52,000	$72,354
Perrigo Co. PLC, Sr. Unsec. Gtd. Notes, 4.00%, 11/15/23(b)	50,000	50,827
Salix Pharmaceuticals Ltd., Sr. Unsec. Gtd. Notes, 6.00%, 01/15/21(b)	5,000	5,450
Valeant Pharmaceuticals International, Inc., Sr. Unsec. Gtd. Notes, 5.63%, 12/01/21(b)	14,000	14,403
6.38%, 10/15/20(b)	15,000	16,012
6.75%, 08/15/21(b)	4,000	4,280
7.50%, 07/15/21(b)	5,000	5,594
		335,140

Property & Casualty Insurance–1.94%
Allstate Corp. (The), Unsec. Sub. Global Notes, 5.75%, 08/15/53	75,000	80,906
CNA Financial Corp., Sr. Unsec. Notes, 7.35%, 11/15/19	160,000	197,805
Liberty Mutual Group Inc., Jr. Unsec. Gtd. Sub. Bonds, 7.80%, 03/15/37(b)	45,000	53,269
W.R. Berkley Corp., Sr. Unsec. Notes, 7.38%, 09/15/19	40,000	48,941
		380,921

Real Estate Development–0.03%
AV Homes, Inc., Sr. Unsec. Notes, 8.50%, 07/01/19(b)	5,000	5,094

Regional Banks–1.16%
Fifth Third Bancorp, Sr. Unsec. Notes, 3.50%, 03/15/22	70,000	72,300
Unsec. Sub. Notes, 4.30%, 01/16/24	55,000	57,413
Series J, Jr. Unsec. Sub. Bonds, 4.90%(d)	45,000	45,112
First Niagara Financial Group Inc., Unsec. Sub. Notes, 7.25%, 12/15/21	35,000	40,286
Synovus Financial Corp., Sr. Unsec. Global Notes, 7.88%, 02/15/19	10,000	11,500
		226,611

Reinsurance–0.33%
Reinsurance Group of America Inc., Sr. Unsec. Medium-Term Notes, 4.70%, 09/15/23	60,000	64,625

Renewable Electricity–0.19%
Oglethorpe Power Corp., Sr. Sec. First Mortgage Bonds, 4.55%, 06/01/44	36,000	36,497

Residential REIT’s–0.59%
Essex Portfolio L.P., Sr. Unsec. Gtd. Global Notes, 3.63%, 08/15/22	115,000	115,777

Retail REIT’s–0.46%
Realty Income Corp., Sr. Unsec. Notes, 2.00%, 01/31/18	90,000	90,450

Security & Alarm Services–0.04%
ADT Corp. (The), Sr. Unsec. Global Notes, 6.25%, 10/15/21	7,000	7,437

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Diversified Income Fund

	Principal Amount	Value
Semiconductor Equipment–0.22%
Amkor Technology Inc., Sr. Unsec. Global Notes, 6.38%, 10/01/22	$18,000	$19,327
6.63%, 06/01/21	11,000	11,825
Entegris Inc., Sr. Unsec. Gtd. Notes, 6.00%, 04/01/22(b)	11,000	11,358
		42,510

Semiconductors–0.27%
Advanced Micro Devices, Inc., Sr. Unsec. Notes, 6.75%, 03/01/19(b)	10,000	10,675
7.00%, 07/01/24(b)	2,000	2,050
Freescale Semiconductor Inc., Sr. Sec. Gtd. Notes, 6.00%, 01/15/22(b)	13,000	13,943
Sr. Unsec. Gtd. Global Notes, 8.05%, 02/01/20	10,000	10,900
Micron Technology Inc., Sr. Unsec. Notes, 5.88%, 02/15/22(b)	15,000	16,237
		53,805

Sovereign Debt–0.35%
Uruguay Government International Bond (Uruguay), Sr. Unsec. Bonds, 5.10%, 06/18/50	70,000	69,300

Specialized Finance–1.94%
Aircastle Ltd., Sr. Unsec. Global Notes, 7.63%, 04/15/20	18,000	20,970
CIT Group Inc., Sr. Unsec. Notes, 5.50%, 02/15/19(b)	12,000	13,080
CME Group Inc., Sr. Unsec. Global Notes, 5.30%, 09/15/43	45,000	51,776
Moody’s Corp., Sr. Unsec. Global Bonds, 5.50%, 09/01/20	110,000	125,139
Sr. Unsec. Global Notes, 4.88%, 02/15/24	158,000	169,486
		380,451

Specialized REIT’s–2.50%
American Tower Corp., Sr. Unsec. Global Notes, 3.50%, 01/31/23	50,000	49,163
Crown Castle International Corp., Sr. Unsec. Notes, 4.88%, 04/15/22	7,000	7,263
Crown Castle Towers LLC, Sr. Sec. Gtd. Notes, 4.88%, 08/15/20(b)	120,000	133,968
EPR Properties, Sr. Unsec. Gtd. Global Notes, 7.75%, 07/15/20	245,000	294,057
Weyerhaeuser Real Estate Co., Sr. Unsec. Notes, 5.88%, 06/15/24(b)	5,000	5,156
		489,607

Specialty Chemicals–0.08%
Chemtura Corp., Sr. Unsec. Gtd. Notes, 5.75%, 07/15/21	5,000	5,225
PolyOne Corp., Sr. Unsec. Global Notes, 5.25%, 03/15/23	10,000	10,350
		15,575

	Principal Amount	Value
Specialty Stores–0.19%
Michaels Stores Inc., Sr. Unsec. Gtd. Sub. Notes, 5.88%, 12/15/20(b)	$20,000	$20,500
Outerwall, Inc., Sr. Unsec. Gtd. Global Notes, 6.00%, 03/15/19	11,000	11,495
Sally Holdings LLC/Sally Capital Inc., Sr. Unsec. Gtd. Global Bonds, 5.50%, 11/01/23	6,000	6,210
		38,205

Steel–1.08%
ArcelorMittal (Luxembourg), Sr. Unsec. Global Notes, 6.00%, 03/01/21	24,000	26,040
6.75%, 02/25/22	13,000	14,609
Steel Dynamics Inc., Sr. Unsec. Gtd. Global Notes, 6.38%, 08/15/22	3,000	3,270
SunCoke Energy Partners L.P./SunCoke Energy Partners Finance Corp., Sr. Unsec. Gtd. Notes, 7.38%, 02/01/20(b)	3,000	3,206
7.38%, 02/01/20(b)	18,000	19,238
United States Steel Corp., Sr. Unsec. Global Notes, 7.50%, 03/15/22	5,000	5,475
Sr. Unsec. Notes, 7.38%, 04/01/20	4,000	4,420
Vale Overseas Ltd. (Brazil), Sr. Unsec. Gtd. Global Notes, 4.63%, 09/15/20	55,000	59,155
Vale S.A. (Brazil), Sr. Unsec. Global Notes, 5.63%, 09/11/42	65,000	63,027
Walter Energy, Inc., Sr. Sec. Gtd. Notes, 9.50%, 10/15/19(b)	8,000	8,180
Sr. Unsec. Gtd. Global Notes, 8.50%, 04/15/21	8,000	4,640
		211,260

Technology Distributors–0.01%
Anixter Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 05/01/19	2,000	2,160

Technology Hardware, Storage & Peripherals–0.46%
Seagate HDD Cayman, Sr. Unsec. Gtd. Bonds, 4.75%, 01/01/25(b)	90,000	89,437

Tobacco–0.54%
Altria Group, Inc., Sr. Unsec. Gtd. Global Notes, 4.75%, 05/05/21	95,000	104,909

Trading Companies & Distributors–0.75%
Air Lease Corp., Sr. Unsec. Global Notes, 3.88%, 04/01/21	85,000	86,780
Aircastle Ltd., Sr. Unsec. Notes, 5.13%, 03/15/21	6,000	6,225
International Lease Finance Corp., Sr. Unsec. Global Notes, 5.88%, 08/15/22	10,000	10,950
Sr. Unsec. Notes, 8.25%, 12/15/20	30,000	37,162
United Rentals North America Inc., Sr. Unsec. Global Notes, 8.25%, 02/01/21	5,000	5,588
		146,705

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Diversified Income Fund

	Principal Amount	Value
Wireless Telecommunication Services–1.69%
Intelsat Jackson Holdings S.A. (Luxembourg), Sr. Unsec. Gtd. Global Bonds, 6.63%, 12/15/22	$10,000	$10,487
Intelsat Luxembourg S.A. (Luxembourg), Sr. Unsec. Gtd. Global Bonds, 7.75%, 06/01/21	19,000	20,235
8.13%, 06/01/23	6,000	6,510
Rogers Communications Inc. (Canada), Sr. Unsec. Gtd. Global Notes, 3.00%, 03/15/23	50,000	48,290
4.50%, 03/15/43	30,000	29,267
Rogers Communications Inc. (Canada), Sr. Unsec. Gtd. Global Notes, 5.00%, 03/15/44	100,000	104,972
SBA Communications Corp., Sr. Unsec. Global Notes, 5.63%, 10/01/19	4,000	4,255
Sr. Unsec. Notes, 4.88%, 07/15/22(b)	9,000	8,977
Sprint Communications Inc., Sr. Unsec. Global Notes, 6.00%, 11/15/22	12,000	12,270
7.00%, 08/15/20	10,000	11,050
11.50%, 11/15/21	2,000	2,720
Sr. Unsec. Gtd. Notes, 7.00%, 03/01/20(b)	8,000	9,260
9.00%, 11/15/18(b)	7,000	8,523
Sprint Corp., Sr. Unsec. Gtd. Notes, 7.25%, 09/15/21(b)	6,000	6,630
7.88%, 09/15/23(b)	4,000	4,470
T-Mobile USA, Inc., Sr. Unsec. Gtd. Global Notes, 6.25%, 04/01/21	12,000	12,825
6.63%, 04/01/23	12,000	13,050
Sr. Unsec. Gtd. Notes, 6.63%, 04/28/21	6,000	6,510
6.84%, 04/28/23	10,000	10,912
		331,213
Total U.S. Dollar Denominated Bonds and Notes (Cost $15,552,673)		16,628,187

U.S. Treasury Securities–11.36%
U.S. Treasury Bills–0.15%
0.04%, 11/13/14(f)(g)	30,000	29,995

U.S. Treasury Notes–10.97%
1.63%, 06/30/19	546,000	545,980
2.50%, 05/15/24	1,606,000	1,603,086
		2,149,066

U.S. Treasury Bonds–0.24%
3.63%, 02/15/44	45,000	47,402
Total U.S. Treasury Securities (Cost $2,211,003)		2,226,463

	Shares
Preferred Stocks–1.00%
Diversified Banks–0.03%
Wells Fargo & Co., 5.85% Pfd.	200	5,188

Investment Banking & Brokerage–0.69%
Morgan Stanley, 6.88% Pfd.	5,000	135,850

	Shares	Value
Reinsurance–0.28%
Reinsurance Group of America, Inc., 6.20% Sr. Unsec. Sub. Pfd.	2,000	$54,880
Total Preferred Stocks (Cost $180,000)		195,918

	Principal Amount
Municipal Obligations–0.81%
Florida Development Finance Corp. (Palm Bay Academy Inc.); Series 2006 B, Taxable RB, 7.50%, 05/15/17 (e)	$65,000	41,603
Florida Hurricane Catastrophe Fund Finance Corp.; Series 2013 A, RB, 3.00%, 07/01/20	55,000	55,589
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project J); Series 2010 A, Taxable Build America RB, 6.64%, 04/01/57	50,000	61,270
Total Municipal Obligations (Cost $169,523)		158,462

Asset-Backed Securities–0.67%
Credit Suisse Mortgage Trust, Series 2009-2R, Class 1A11, Floating Rate Pass Through Ctfs., 2.62%, 09/26/34(b)(h)	28,430	28,972
Wells Fargo Mortgage Backed Securities Trust, Series 2004-Z, Class 2A1, Floating Rate Pass Through Ctfs., 2.61%, 12/25/34(h)	100,987	103,221
Total Asset-Backed Securities (Cost $116,267)		132,193

U.S. Government Sponsored Agency Mortgage-Backed Securities–0.51%
Federal Home Loan Mortgage Corp. (FHLMC)–0.24%
Pass Through Ctfs., 6.50%, 05/01/16 to 08/01/32	3,751	4,203
6.00%, 05/01/17 to 12/01/31	32,258	35,968
5.50%, 09/01/17	7,331	7,784
		47,955

Federal National Mortgage Association (FNMA)–0.20%
Pass Through Ctfs., 7.00%, 02/01/16 to 09/01/32	12,925	13,794
6.50%, 05/01/16 to 09/01/31	2,750	3,040
5.00%, 11/01/18	10,191	10,848
7.50%, 04/01/29	3,905	4,425
8.00%, 04/01/32	5,564	6,119
		38,226

Government National Mortgage Association (GNMA)–0.07%
Pass Through Ctfs., 7.50%, 06/15/23	4,579	5,054
8.50%, 11/15/24	1,331	1,337
7.00%, 07/15/31 to 08/15/31	1,488	1,708
6.50%, 11/15/31 to 03/15/32	3,842	4,381
6.00%, 11/15/32	1,516	1,745
		14,225
Total U.S. Government Sponsored Agency Mortgage- Backed Securities (Cost $93,570)		100,406

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Diversified Income Fund

	Principal Amount		Value
Non-U.S. Dollar Denominated Bonds & Notes–0.04%(i)
Casinos & Gaming–0.04%
Great Canadian Gaming Corp. (Canada), Sr. Unsec. Gtd. Notes, 6.63%, 07/25/22 (Cost $7,389)(b)	CAD	7,000	$7,028

	Shares
Common Stocks & Other Equity Interests–0.02%
Broadcasting–0.01%
Adelphia Communications Corp.(j)		900	702
Adelphia Recovery Trust– Series ACC-1(j)		87,412	874
			1,576

	Shares	Value
Paper Products–0.01%
NewPage Holdings Inc. (Acquired 07/21/11–08/29/11; Cost $6,004)(b)(k)	28	$1,960
Total Common Stocks & Other Equity Interests (Cost $28,185)		3,536
TOTAL INVESTMENTS–99.24% (Cost $18,358,610)		19,452,193
OTHER ASSETS LESS LIABILITIES–0.76%		149,339
NET ASSETS–100.00%		$19,601,532

Investment Abbreviations:

CAD	– Canadian Dollar
Ctfs.	– Certificates
Deb.	– Debentures
Gtd.	– Guaranteed
Jr.	– Junior
Pfd.	– Preferred
PIK	– Payment in Kind

RB	– Revenue Bonds
REIT	– Real Estate Investment Trust
Sec.	– Secured
Sr.	– Senior
Sub.	– Subordinated
Unsec.	– Unsecured

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at June 30, 2014 was $4,789,360, which represented 24.43% of the Fund’s Net Assets.
(c)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(d)	Perpetual bond with no specified maturity date.
(e)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at June 30, 2014 was $41,603, which represented less than 1% of the Fund’s Net Assets.
(f)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(g)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1L and Note 4.
(h)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on June 30, 2014.
(i)	Foreign denominated security. Principal amount is denominated in currency indicated.
(j)	Non-income producing security acquired as part of the Adelphia Communications bankruptcy reorganization.
(k)	Non-income producing security acquired as part of the NewPage Corp. bankruptcy reorganization.
(l)	All or a portion of this security is Payment-in-Kind.

Issuer	Cash Rate	PIK Rate
Central European Media Enterprises Ltd.	0.00%	15%

Portfolio Composition

By security type, based on Net Assets

as of June 30, 2014

U.S. Dollar Denominated Bonds and Notes	84.8%
U.S. Treasury Securities	11.4
Preferred Stocks	1.0
Security Types Each Less Than 1% of Portfolio	2.0
Other Assets Less Liabilities	0.8

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Diversified Income Fund

Statement of Assets and Liabilities

June 30, 2014

(Unaudited)

Statement of Operations

For the six months ended June 30, 2014

(Unaudited)

Assets:
Investments, at value (Cost $18,358,610)	$19,452,193
Foreign currencies, at value (Cost $13,018)	13,048
Receivable for:
Investments sold	1,040,988
Fund shares sold	724
Dividends and interest	227,036
Premiums paid on swap agreements	11,820
Investment for trustee deferred compensation and retirement plans	68,340
Other assets	369
Total assets	20,814,518

Liabilities:
Payable for:
Investments purchased	910,338
Fund shares reacquired	31,340
Amount due custodian	121,957
Swaps agreements	76
Variation margin — futures	3,836
Accrued fees to affiliates	19,063
Accrued trustees’ and officers’ fees and benefits	480
Accrued other operating expenses	39,176
Trustee deferred compensation and retirement plans	70,411
Unrealized depreciation on swap transactions — OTC	16,309
Total liabilities	1,212,986
Net assets applicable to shares outstanding	$19,601,532

Net assets consist of:
Shares of beneficial interest	$25,576,571
Undistributed net investment income	1,209,499
Undistributed net realized gain (loss)	(8,274,598)
Net unrealized appreciation	1,090,060
$19,601,532

Net Assets:
Series I	$19,426,760
Series II	$174,772

Shares outstanding, $0.001 par value per share, with an unlimited number of shares authorized:
Series I	2,920,520
Series II	26,455
Series I:
Net asset value per share	$6.65
Series II:
Net asset value per share	$6.61

Investment income:
Interest	$450,560
Dividends	17,775
Dividends from affiliated money market funds	160
Total investment income	468,495

Expenses:
Advisory fees	58,575
Administrative services fees	44,742
Custodian fees	8,478
Distribution fees — Series II	204
Transfer agent fees	4,305
Trustees’ and officers’ fees and benefits	12,497
Professional services fees	24,599
Other	26,744
Total expenses	180,144
Less: Fees waived and expenses reimbursed	(107,289)
Net expenses	72,855
Net investment income	395,640

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	337,366
Foreign currencies	25
Futures contracts	(47,188)
Swap agreements	(3,138)
287,065
Change in net unrealized appreciation (depreciation) of:
Investment securities	612,750
Foreign currencies	(15)
Futures contracts	2,348
Swap agreements	1,952
617,035
Net realized and unrealized gain	904,100
Net increase in net assets resulting from operations	$1,299,740

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Diversified Income Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2014 and the year ended December 31, 2013

(Unaudited)

	June 30, 2014	December 31, 2013
Operations:
Net investment income	$395,640	$889,582
Net realized gain	287,065	510,812
Change in net unrealized appreciation (depreciation)	617,035	(1,412,429)
Net increase (decrease) in net assets resulting from operations	1,299,740	(12,035)

Distributions to shareholders from net investment income:
Series I	—	(966,718)
Series ll	—	(9,476)
Total distributions from net investment income	—	(976,194)

Share transactions–net:
Series l	(1,533,542)	(2,091,881)
Series ll	(7,660)	(94,274)
Net increase (decrease) in net assets resulting from share transactions	(1,541,202)	(2,186,155)
Net increase (decrease) in net assets	(241,462)	(3,174,384)

Net assets:
Beginning of period	19,842,994	23,017,378
End of period (includes undistributed net investment income of $1,209,499 and $813,859, respectively)	$19,601,532	$19,842,994

Notes to Financial Statements

June 30, 2014

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco V.I. Diversified Income Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty-four separate portfolios, (each constituting a “Fund”). The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

The Fund’s investment objective is total return, comprised of current income and capital appreciation.

The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Invesco V.I. Diversified Income Fund

Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Invesco V.I. Diversified Income Fund

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Lower-Rated Securities — The Fund may invest in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.
J.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

K.	Forward Foreign Currency Contracts — The Fund may enter into forward foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A forward foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
L.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
M.

Swap Agreements — The Fund may enter into various swap transactions, including interest rate, total return, index, currency exchange rate and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between two parties (“Counterparties”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have

Invesco V.I. Diversified Income Fund

open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its Counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from Counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the Counterparty and by the designation of collateral by the Counterparty to cover the Fund’s exposure to the Counterparty.

Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

N.	Leverage Risk — Leverage exists when a Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
O.	Collateral — To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $250 million	0.60%
Over $250 million	0.55%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least April 30, 2015, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed

Invesco V.I. Diversified Income Fund

below) of Series I shares to 0.75% and Series II shares to 1.00% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2015. The fee waiver agreement cannot be terminated during its term. To the extent that the annualized expense ratio does not exceed the expense limitation, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

Further, the Adviser has contractually agreed, through at least June 30, 2016, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended June 30, 2014, the Adviser waived advisory fees of $58,575 and reimbursed Fund expenses of $48,714.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants’ accounts. Pursuant to such agreement, for the six months ended June 30, 2014, Invesco was paid $24,795 for accounting and fund administrative services and reimbursed $19,947 for services provided by insurance companies.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2014, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2014, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of June 30, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$195,918	$3,536	$—	$199,454
U.S. Treasury Securities	—	2,226,463	—	2,226,463
Corporate Debt Securities	—	16,635,215	0	16,635,215
U.S. Government Sponsored Agency Securities	—	100,406	—	100,406
Asset-Backed Securities	—	132,193	—	132,193
Municipal Obligations	—	158,462	—	158,462
	195,918	19,256,275	0	19,452,193
Futures*	12,749	—	—	12,749
Swap Agreements*	—	(16,309)	—	(16,309)
Total Investments	$208,667	$19,239,966	$0	$19,448,633

*	Unrealized appreciation (depreciation).

Invesco V.I. Diversified Income Fund

NOTE 4—Derivative Investments

Value of Derivative Investments at Period-End

	Value
Risk Exposure/Derivative Type	Assets	Liabilities
Credit risk
Swap agreements(a)	$—	$(16,309)
Interest rate risk
Futures contracts(b)	13,146	(397)
Total	$13,146	$(16,706)

(a)	Values are disclosed on the Statement of Assets and Liabilities under the caption Unrealized depreciation on swap transactions-OTC.
(b)	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

Effect of Derivative Investments for the six months ended June 30, 2014

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statement of Operations
	Futures	Swap Agreements
Realized Gain (Loss)
Credit risk	$—	$(3,138)
Interest rate risk	(47,188)	—
Change in Unrealized Appreciation
Credit risk	$—	$1,952
Interest rate risk	2,348	—
Total	$(44,840)	$(1,186)

The table below summarizes the average notional value of futures contracts and swap agreements outstanding during the period.

	Futures	Swap Agreements
Average notional value	$2,971,872	$250,000

Open Futures Contracts at Period-End — Interest Risk
Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 5 Year Notes	Long	3	September-2014	$358,383	$(54)
U.S. Treasury Long Bonds	Long	5	September-2014	685,938	5,263
U.S. Ultra Bond	Short	7	September-2014	(1,049,563)	(343)
U.S. Treasury 10 Year Notes	Short	11	September-2014	(1,376,891)	7,883
Total Futures Contracts — Interest Rate Risk					$12,749

Open Credit Default Swap Agreements at Period-End
Counterparty	Reference Entity	Buy/Sell Protection	(Pay)/Receive Fixed Rate	Expiration Date	Implied Credit Spread(a)	Notional Value	Upfront Payments	Unrealized Appreciation (Depreciation)
Bank of America Securities LLC	Citigroup Inc.	Buy	(1.00)%	06/20/17	0.39%	$250,000	$11,820	$(16,309)

(a)	Implied credit spreads represent the current level as of June 30, 2014 at which protection could be bought or sold given the terms of the existing credit default swap contract and serve as an indicator of the current status of the payment/performance risk of the credit default swap contract. An implied credit spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Offsetting Assets and Liabilities

Accounting Standards Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities, which was subsequently clarified in Financial Accounting Standards Board ASU 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” is intended to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting arrangements on the Statement of Assets and Liabilities and to enable investors to better understand the effect of those arrangements on its financial position. In order for an arrangement to be eligible for netting, the Fund must have a basis to conclude that such netting arrangements are legally enforceable. The Fund enters into netting agreements and collateral agreements in an attempt to reduce the Fund’s Counterparty credit risk by providing for a single net settlement with a Counterparty of all financial transactions covered by the agreement in an event of default as defined under such agreement.

Invesco V.I. Diversified Income Fund

There were no derivative instruments subject to a netting agreement for which the Fund is not currently netting. The following tables present derivative instruments that are either subject to an enforceable netting agreement or offset by collateral arrangements as of June 30, 2014.

Assets:
	Gross amounts presented in Statement of Assets & Liabilities(a)	Gross amounts offset in Statement of Assets & Liabilities	Net amounts of assets presented in the Statement of Assets and Liabilities	Collateral Received
Counterparty				Financial Instruments	Cash	Net Amount
Bank of America Securities LLC	$11,820	$(11,820)	$—	$—	$—	$—
Merrill Lynch & Co., Inc.	13,146	(397)	12,749	—	—	12,749
Total	$24,966	$(12,217)	$12,749	$—	$—	$12,749

Liabilities:
	Gross amounts presented in Statement of Assets & Liabilities(a)	Gross amounts offset in Statement of Assets & Liabilities	Net amounts of liabilities presented in the Statement of Assets and Liabilities	Collateral Pledged
Counterparty				Financial Instruments	Cash	Net Amount
Bank of America Securities LLC	$16,385	$(11,820)	$4,565	$—	$—	$4,565
Merrill Lynch & Co., Inc.	397	(397)	—	—	—	—
Total	$16,782	$(12,217)	$4,565	$—	$—	$4,565

(a)	Includes cumulative appreciation (depreciation) of futures contracts.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances

The Fund may borrow for leveraging in an amount up to 5% of the Fund’s total assets (excluding the amount borrowed) at the time the borrowing is made. In doing so, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. A Fund may not purchase additional securities when any borrowings from banks exceeds 5% of the Fund’s total assets.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in 8 tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of December 31, 2013, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
December 31, 2016	$1,183,108	$—	$1,183,108
December 31, 2017	7,359,092	—	7,359,092
	$8,542,200	$—	$8,542,200

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

Invesco V.I. Diversified Income Fund

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2014 was $11,329,352 and $13,736,431, respectively. During the same period, purchases and sales of U.S. Treasury obligations were $15,408,012 and $14,073,899, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$1,198,576
Aggregate unrealized (depreciation) of investment securities	(111,645)
Net unrealized appreciation of investment securities	$1,086,931

Cost of investments for tax purposes is $18,365,262.

NOTE 9—Share Information

	Summary of Share Activity
	Six months ended June 30, 2014(a)		Year ended December 31, 2013
	Shares	Amount	Shares	Amount
Sold:
Series I	60,327	$388,810	132,970	$858,712
Series II	1,534	10,003	551	3,523

Issued as reinvestment of dividends:
Series I	—	—	157,960	966,718
Series II	—	—	1,556	9,476

Reacquired:
Series I	(298,874)	(1,922,352)	(608,755)	(3,917,311)
Series II	(2,824)	(17,663)	(16,908)	(107,273)
Net increase (decrease) in share activity	(239,837)	$(1,541,202)	(332,626)	$(2,186,155)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 85% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net Investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(c)
Series I
Six months ended 06/30/14	$6.23	$0.13	$0.29	$0.42	$—	$6.65	6.74%	$19,427	0.74	%(d)	1.84	%(d)	4.06	%(d)	141%
Year ended 12/31/13	6.54	0.27	(0.27)	0.00	(0.31)	6.23	0.05	19,671	0.75		1.76		4.18		150
Year ended 12/31/12	6.19	0.27	0.39	0.66	(0.31)	6.54	10.71	22,741	0.75		1.49		4.19		66
Year ended 12/31/11	6.10	0.29	0.13	0.42	(0.33)	6.19	7.02	22,333	0.75		1.46		4.71		59
Year ended 12/31/10	5.88	0.31	0.28	0.59	(0.37)	6.10	10.05	23,229	0.75		1.36		5.03		87
Year ended 12/31/09	5.87	0.35	0.29	0.64	(0.63)	5.88	10.89	24,299	0.74		1.48		5.91		200
Series II
Six months ended 06/30/14	6.19	0.12	0.30	0.42	—	6.61	6.79	175	0.99	(d)	2.09	(d)	3.81	(d)	141
Year ended 12/31/13	6.50	0.25	(0.27)	(0.02)	(0.29)	6.19	(0.26)	172	1.00		2.01		3.93		150
Year ended 12/31/12	6.16	0.25	0.38	0.63	(0.29)	6.50	10.38	277	1.00		1.74		3.94		66
Year ended 12/31/11	6.07	0.28	0.13	0.41	(0.32)	6.16	6.72	227	1.00		1.71		4.46		59
Year ended 12/31/10	5.85	0.29	0.28	0.57	(0.35)	6.07	9.70	232	1.00		1.61		4.78		87
Year ended 12/31/09	5.83	0.34	0.29	0.63	(0.61)	5.85	10.70	291	0.99		1.73		5.66		200

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $19,522 and $165 for Series I and Series II shares, respectively.

Invesco V.I. Diversified Income Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2014 through June 30, 2014.

The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

Class	Beginning Account Value (01/01/14)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (06/30/14)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/14)	Expenses Paid During Period[2]
Series I	$1,000.00	$1,067.40	$3.79	$1,021.12	$3.71	0.74%
Series II	1,000.00	1,067.90	5.08	1,019.89	4.96	0.99

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2014 through June 30, 2014, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

Invesco V.I. Diversified Income Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of Invesco V.I. Diversified Income Fund’s (the Fund) investment advisory agreements. During contract renewal meetings held on June 16-17, 2014, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for the Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2014.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the management of a number of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned Invesco Funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether and on what terms to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Lipper Inc. (Lipper), an independent provider of investment company data. The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 17, 2014, and may not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Sub-Committees met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper VA Underlying Funds Corporate Debt BBB-Rated Funds Index. The Board noted that performance of Series I shares of the Fund was in the second quintile of its performance universe for the one year period, the first quintile for the three year period and the third quintile for the five year period (the first quintile being the best

Invesco V.I. Diversified Income Fund

performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Series I shares of the Fund was above the performance of the Index for the one, three, and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Series I shares of the Fund was the same as the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees, but that Lipper does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least April 30, 2015 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates that are managed using an investment process substantially similar to the investment process used for the Fund. The Board noted that the Fund’s rate was above the rate of one such mutual fund and one off-shore fund. The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts using an investment process substantially similar to the investment process used for the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule and was assisted in this review by a report from the Senior Officer. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2013. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds. The Board noted that Invesco Advisers and its subsidiaries did not make a profit from managing the Fund as a result of fee and expense waivers. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Lipper and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisors from the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds are fair and reasonable.

Invesco V.I. Diversified Income Fund

Semiannual Report to Shareholders	June 30, 2014
Invesco V.I. Equally-Weighted S&P 500 Fund

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund’s Form N-Q filings are available on the SEC website, sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.

Invesco Distributors, Inc.

MS-VIEWSP-SAR-1

NOT FDIC INSURED   |   MAY LOSE VALUE   |   NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 12/31/13 to 6/30/14, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.

Series I Shares	8.36%
Series II Shares	8.21
S&P 500 Index‚ (Broad Market Index)	7.14
S&P 500 Equal Weight Index‚ (Style-Specific Index)	8.66
Lipper VUF Multi-Cap Core Funds Index■ (Peer Group Index)	5.15
Source(s): ‚FactSet Research Systems Inc.; ■Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

    The S&P 500® Equal Weight Index is the equally weighted version of the S&P 500 Index.

    The Lipper VUF Multi-Cap Core Funds Index is an unmanaged index considered representative of multi-cap core variable insurance underlying funds tracked by Lipper.

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

 Average Annual Total Returns

 As of 6/30/14

Series I Shares
Inception (11/9/94)	11.16%
10 Years	9.69
5 Years	21.81
1 Year	26.65

Series II Shares
Inception (7/24/00)	8.78%
10 Years	9.42
5 Years	21.52
1 Year	26.31

Effective June 1, 2010, Class X and Class Y shares of the predecessor fund, Morgan Stanley V.I. Select Dimensions Equally-Weighted S&P 500 Fund, advised by Morgan Stanley Investment Advisors Inc. were reorganized into Series I and Series II shares, respectively, of Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund (renamed Invesco V.I. Equally-Weighted S&P 500 Fund on April 30, 2012). Returns shown above for Series I and Series II shares are blended returns of the predecessor fund and Invesco V.I. Equally-Weighted S&P 500 Fund. Share class returns will differ from the predecessor fund because of different expenses.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 0.59% and 0.84%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Invesco V.I. Equally-Weighted S&P 500 Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.

    The most recent month-end performance at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

Invesco V.I. Equally-Weighted S&P 500 Fund

Schedule of Investments(a)

June 30, 2014

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–99.35%
Advertising–0.39%
Interpublic Group of Cos., Inc. (The)	7,451	$145,369
Omnicom Group Inc.	2,075	147,782
		293,151

Aerospace & Defense–2.09%
Boeing Co. (The)	1,101	140,080
General Dynamics Corp.	1,222	142,424
Honeywell International Inc.	1,553	144,351
L-3 Communications Holdings, Inc.	1,160	140,070
Lockheed Martin Corp.	888	142,728
Northrop Grumman Corp.	1,206	144,274
Precision Castparts Corp.	551	139,073
Raytheon Co.	1,508	139,113
Rockwell Collins, Inc.	1,844	144,090
Textron Inc.	3,683	141,022
United Technologies Corp.	1,247	143,966
		1,561,191

Agricultural & Farm Machinery–0.20%
Deere & Co.	1,610	145,786

Agricultural Products–0.20%
Archer-Daniels-Midland Co.	3,324	146,622

Air Freight & Logistics–0.80%
C.H. Robinson Worldwide, Inc.	2,350	149,907
Expeditors International of Washington, Inc.	3,262	144,050
FedEx Corp.	1,038	157,132
United Parcel Service, Inc.–Class B	1,443	148,138
		599,227

Airlines–0.39%
Delta Air Lines, Inc.	3,714	143,806
Southwest Airlines Co.	5,541	148,831
		292,637

Aluminum–0.20%
Alcoa Inc.	10,039	149,481

Apparel Retail–0.98%
Gap, Inc. (The)	3,546	147,407
L Brands, Inc.	2,543	149,173
Ross Stores, Inc.	2,171	143,568
TJX Cos., Inc. (The)	2,660	141,379
Urban Outfitters, Inc.(b)	4,348	147,223
		728,750

Apparel, Accessories & Luxury Goods–1.35%
Coach, Inc.	3,701	126,537
Fossil Group, Inc.(b)	1,368	142,983
Michael Kors Holdings Ltd.(b)	1,551	137,496

	Shares	Value
Apparel, Accessories & Luxury Goods–(continued)
PVH Corp.	1,250	$145,750
Ralph Lauren Corp.	948	152,334
Under Armour, Inc.–Class A(b)	2,534	150,748
VF Corp.	2,364	148,932
		1,004,780

Application Software–1.01%
Adobe Systems Inc.(b)	2,181	157,817
Autodesk, Inc.(b)	2,686	151,437
Citrix Systems, Inc.(b)	2,289	143,177
Intuit Inc.	1,844	148,497
Salesforce.com, Inc.(b)	2,683	155,829
		756,757

Asset Management & Custody Banks–2.02%
Affiliated Managers Group, Inc.(b)	748	153,639
Ameriprise Financial, Inc.	1,255	150,600
Bank of New York Mellon Corp. (The)	4,122	154,493
BlackRock, Inc.	469	149,892
Franklin Resources, Inc.	2,619	151,483
Invesco Ltd.(c)	3,914	147,753
Legg Mason, Inc.	2,935	150,595
Northern Trust Corp.	2,343	150,444
State Street Corp.	2,199	147,905
T. Rowe Price Group Inc.	1,780	150,250
		1,507,054

Auto Parts & Equipment–0.59%
BorgWarner, Inc.	2,238	145,895
Delphi Automotive PLC (United Kingdom)	2,139	147,035
Johnson Controls, Inc.	2,934	146,495
		439,425

Automobile Manufacturers–0.40%
Ford Motor Co.	8,802	151,747
General Motors Co.	4,078	148,031
		299,778

Automotive Retail–0.84%
AutoNation, Inc.(b)	2,634	157,197
AutoZone, Inc.(b)	278	149,075
CarMax, Inc.(b)	3,298	171,529
O’Reilly Automotive, Inc.(b)	974	146,684
		624,485

Biotechnology–1.43%
Alexion Pharmaceuticals, Inc.(b)	889	138,906
Amgen Inc.	1,255	148,554
Biogen Idec Inc.(b)	470	148,196
Celgene Corp.(b)	1,820	156,302
Gilead Sciences, Inc.(b)	1,805	149,653

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Equally-Weighted S&P 500 Fund

	Shares	Value
Biotechnology–(continued)
Regeneron Pharmaceuticals, Inc.(b)	475	$134,173
Vertex Pharmaceuticals Inc.(b)	1,983	187,750
		1,063,534

Brewers–0.20%
Molson Coors Brewing Co.–Class B	2,046	151,731

Broadcasting–0.59%
CBS Corp.–Class B	2,411	149,819
Discovery Communications, Inc.–Class A(b)	1,874	139,201
Scripps Networks Interactive Inc.–Class A	1,883	152,787
		441,807

Building Products–0.40%
Allegion PLC	2,608	147,822
Masco Corp.	6,671	148,096
		295,918

Cable & Satellite–0.80%
Cablevision Systems Corp.–Class A	8,564	151,155
Comcast Corp.–Class A	2,777	149,069
DIRECTV(b)	1,753	149,023
Time Warner Cable Inc.	1,024	150,835
		600,082

Casinos & Gaming–0.20%
Wynn Resorts Ltd.	724	150,273

Coal & Consumable Fuels–0.39%
CONSOL Energy Inc.	3,162	145,673
Peabody Energy Corp.	8,681	141,935
		287,608

Commodity Chemicals–0.19%
LyondellBasell Industries N.V.–Class A	1,472	143,741

Communications Equipment–1.17%
Cisco Systems, Inc.	5,901	146,640
F5 Networks, Inc.(b)	1,293	144,092
Harris Corp.	1,916	145,137
Juniper Networks, Inc.(b)	5,928	145,473
Motorola Solutions, Inc.	2,183	145,322
QUALCOMM, Inc.	1,841	145,807
		872,471

Computer & Electronics Retail–0.43%
Best Buy Co., Inc.	5,089	157,810
GameStop Corp.–Class A	3,940	159,452
		317,262

Construction & Engineering–0.58%
Fluor Corp.	1,870	143,803
Jacobs Engineering Group, Inc.(b)	2,662	141,831
Quanta Services, Inc.(b)	4,298	148,625
		434,259

	Shares	Value
Construction Machinery & Heavy Trucks–0.78%
Caterpillar Inc.	1,364	$148,226
Cummins Inc.	933	143,953
Joy Global Inc.	2,386	146,930
PACCAR Inc.	2,303	144,697
		583,806

Construction Materials–0.19%
Vulcan Materials Co.	2,251	143,501

Consumer Electronics–0.40%
Garmin Ltd.	2,459	149,753
Harman International Industries, Inc.	1,414	151,906
		301,659

Consumer Finance–0.80%
American Express Co.	1,541	146,195
Capital One Financial Corp.	1,810	149,506
Discover Financial Services	2,388	148,008
Navient Corp.	8,744	154,856
		598,565

Data Processing & Outsourced Services–2.18%
Alliance Data Systems Corp.(b)	539	151,594
Automatic Data Processing, Inc.	1,848	146,509
Computer Sciences Corp.	2,303	145,550
Fidelity National Information Services, Inc.	2,706	148,127
Fiserv, Inc.(b)	2,428	146,457
MasterCard, Inc.–Class A	1,922	141,209
Paychex, Inc.	3,546	147,372
Total System Services, Inc.	4,780	150,140
Visa Inc.–Class A	689	145,179
Western Union Co. (The)	9,059	157,083
Xerox Corp.	11,560	143,806
		1,623,026

Department Stores–0.59%
Kohl’s Corp.	2,796	147,293
Macy’s, Inc.	2,539	147,313
Nordstrom, Inc.	2,147	145,846
		440,452

Distillers & Vintners–0.40%
Brown-Forman Corp.–Class B	1,555	146,435
Constellation Brands, Inc.–Class A(b)	1,764	155,461
		301,896

Distributors–0.20%
Genuine Parts Co.	1,712	150,314

Diversified Banks–0.98%
Bank of America Corp.	9,441	145,108
Comerica Inc.	2,909	145,915
JPMorgan Chase & Co.	2,555	147,219
U.S. Bancorp	3,384	146,595
Wells Fargo & Co.	2,808	147,589
		732,426

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Equally-Weighted S&P 500 Fund

	Shares	Value
Diversified Chemicals–0.75%
Dow Chemical Co. (The)	2,781	$143,110
E. I. du Pont de Nemours and Co.	2,134	139,649
Eastman Chemical Co.	1,640	143,254
FMC Corp.	1,887	134,336
		560,349

Diversified Metals & Mining–0.21%
Freeport-McMoRan Copper & Gold Inc.	4,291	156,622

Diversified REIT’s–0.20%
Vornado Realty Trust	1,394	148,782

Diversified Support Services–0.42%
Cintas Corp.	2,309	146,714
Iron Mountain Inc.	4,702	166,686
		313,400

Drug Retail–0.39%
CVS Caremark Corp.	1,911	144,032
Walgreen Co.	1,995	147,889
		291,921

Education Services–0.20%
Graham Holdings Co.–Class B	208	149,367

Electric Utilities–2.65%
American Electric Power Co., Inc.	2,774	154,706
Duke Energy Corp.	2,067	153,351
Edison International	2,655	154,282
Entergy Corp.	1,863	152,934
Exelon Corp.	4,080	148,838
FirstEnergy Corp.	4,264	148,046
NextEra Energy, Inc.	1,505	154,232
Northeast Utilities	3,213	151,879
Pepco Holdings, Inc.	5,327	146,386
Pinnacle West Capital Corp.	2,688	155,474
PPL Corp.	4,283	152,175
Southern Co. (The)	3,348	151,932
Xcel Energy, Inc.	4,749	153,060
		1,977,295

Electrical Components & Equipment–0.78%
AMETEK, Inc.	2,743	143,404
Eaton Corp. PLC	1,939	149,652
Emerson Electric Co.	2,192	145,461
Rockwell Automation, Inc.	1,158	144,935
		583,452

Electronic Components–0.40%
Amphenol Corp.–Class A	1,504	144,896
Corning Inc.	6,875	150,906
		295,802

Electronic Equipment & Instruments–0.19%
FLIR Systems, Inc.	4,073	141,455

	Shares	Value
Electronic Manufacturing Services–0.40%
Jabil Circuit, Inc.	7,365	$153,928
TE Connectivity Ltd. (Switzerland)	2,371	146,623
		300,551

Environmental & Facilities Services–0.60%
Republic Services, Inc.	3,970	150,741
Stericycle, Inc.(b)	1,229	145,538
Waste Management, Inc.	3,306	147,877
		444,156

Fertilizers & Agricultural Chemicals–0.60%
CF Industries Holdings, Inc.	619	148,888
Monsanto Co.	1,217	151,809
Mosaic Co. (The)	3,003	148,498
		449,195

Food Distributors–0.20%
Sysco Corp.	3,947	147,815

Food Retail–0.58%
Kroger Co. (The)	3,091	152,788
Safeway Inc.	4,276	146,838
Whole Foods Market, Inc.	3,460	133,660
		433,286

Footwear–0.20%
NIKE, Inc.–Class B	1,953	151,455

Gas Utilities–0.20%
AGL Resources Inc.	2,740	150,782

General Merchandise Stores–0.77%
Dollar General Corp.(b)	2,401	137,721
Dollar Tree, Inc.(b)	2,703	147,205
Family Dollar Stores, Inc.	2,186	144,582
Target Corp.	2,546	147,541
		577,049

Gold–0.21%
Newmont Mining Corp.	6,229	158,466

Health Care Distributors–0.79%
AmerisourceBergen Corp.	2,030	147,500
Cardinal Health, Inc.	2,151	147,472
McKesson Corp.	797	148,409
Patterson Cos. Inc.	3,764	148,716
		592,097

Health Care Equipment–2.85%
Abbott Laboratories	3,669	150,062
Baxter International Inc.	1,991	143,949
Becton, Dickinson and Co.	1,238	146,455
Boston Scientific Corp.(b)	11,388	145,425
C.R. Bard, Inc.	1,060	151,591
CareFusion Corp.(b)	3,411	151,278
Covidien PLC	2,024	182,524

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Equally-Weighted S&P 500 Fund

	Shares	Value
Health Care Equipment–(continued)
Edwards Lifesciences Corp.(b)	1,859	$159,576
Intuitive Surgical, Inc.(b)	367	151,131
Medtronic, Inc.	2,401	153,088
St. Jude Medical, Inc.	2,239	155,051
Stryker Corp.	1,746	147,223
Varian Medical Systems, Inc.(b)	1,780	147,989
Zimmer Holdings, Inc.	1,376	142,911
		2,128,253

Health Care Facilities–0.20%
Tenet Healthcare Corp.(b)	3,102	145,608

Health Care REIT’s–0.59%
HCP, Inc.	3,512	145,326
Health Care REIT, Inc.	2,307	144,580
Ventas, Inc.	2,288	146,661
		436,567

Health Care Services–0.78%
DaVita HealthCare Partners Inc.(b)	2,059	148,907
Express Scripts Holding Co.(b)	2,036	141,156
Laboratory Corp. of America Holdings(b)	1,431	146,534
Quest Diagnostics Inc.	2,461	144,436
		581,033

Health Care Supplies–0.19%
DENTSPLY International Inc.	3,049	144,370

Health Care Technology–0.19%
Cerner Corp.(b)	2,752	141,948

Home Entertainment Software–0.20%
Electronic Arts Inc.(b)	4,085	146,529

Home Furnishings–0.40%
Leggett & Platt, Inc.	4,355	149,289
Mohawk Industries, Inc.(b)	1,102	152,451
		301,740

Home Improvement Retail–0.41%
Home Depot, Inc. (The)	1,866	151,071
Lowe’s Cos., Inc.	3,206	153,856
		304,927

Homebuilding–0.61%
D.R. Horton, Inc.	6,218	152,838
Lennar Corp.–Class A	3,627	152,262
PulteGroup Inc.	7,505	151,301
		456,401

Homefurnishing Retail–0.19%
Bed Bath & Beyond Inc.(b)	2,420	138,860

Hotel and Resort REIT’s–0.19%
Host Hotels & Resorts Inc.	6,569	144,584

	Shares	Value
Hotels, Resorts & Cruise Lines–0.80%
Carnival Corp.	3,744	$140,962
Marriott International Inc.–Class A	2,374	152,173
Starwood Hotels & Resorts Worldwide, Inc.	1,842	148,870
Wyndham Worldwide Corp.	2,011	152,273
		594,278

Household Appliances–0.20%
Whirlpool Corp.	1,054	146,738

Household Products–0.78%
Clorox Co. (The)	1,617	147,794
Colgate-Palmolive Co.	2,148	146,451
Kimberly-Clark Corp.	1,316	146,365
Procter & Gamble Co. (The)	1,829	143,741
		584,351

Housewares & Specialties–0.20%
Newell Rubbermaid Inc.	4,741	146,924

Human Resource & Employment Services–0.20%
Robert Half International, Inc.	3,076	146,848

Hypermarkets & Super Centers–0.39%
Costco Wholesale Corp.	1,263	145,447
Wal-Mart Stores, Inc.	1,936	145,336
		290,783

Independent Power Producers & Energy Traders–0.41%
AES Corp. (The)	10,265	159,621
NRG Energy, Inc.	3,970	147,684
		307,305

Industrial Conglomerates–0.77%
3M Co.	1,016	145,532
Danaher Corp.	1,815	142,895
General Electric Co.(d)	5,390	141,649
Roper Industries, Inc.	996	145,426
		575,502

Industrial Gases–0.60%
Air Products and Chemicals, Inc.	1,202	154,601
Airgas, Inc.	1,373	149,534
Praxair, Inc.	1,107	147,054
		451,189

Industrial Machinery–1.95%
Dover Corp.	1,634	148,612
Flowserve Corp.	1,886	140,224
Illinois Tool Works Inc.	1,652	144,649
Ingersoll-Rand PLC	2,339	146,211
Pall Corp.	1,734	148,066
Parker Hannifin Corp.	1,145	143,961
Pentair PLC (United Kingdom)	1,939	139,841
Snap-on Inc.	1,251	148,269
Stanley Black & Decker Inc.	1,671	146,747

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Equally-Weighted S&P 500 Fund

	Shares	Value
Industrial Machinery–(continued)
Xylem, Inc.	3,779	$147,683
		1,454,263

Industrial REIT’s–0.20%
Prologis, Inc.	3,562	146,363

Insurance Brokers–0.39%
Aon PLC	1,620	145,946
Marsh & McLennan Cos., Inc.	2,867	148,568
		294,514

Integrated Oil & Gas–0.79%
Chevron Corp.	1,144	149,349
Exxon Mobil Corp.	1,419	142,865
Hess Corp.	1,518	150,115
Occidental Petroleum Corp.	1,411	144,811
		587,140

Integrated Telecommunication Services–0.98%
AT&T Inc.	4,161	147,133
CenturyLink Inc.	3,945	142,809
Frontier Communications Corp.	25,846	150,941
Verizon Communications Inc.	2,963	144,979
Windstream Holdings Inc.	14,874	148,145
		734,007

Internet Retail–1.01%
Amazon.com, Inc.(b)	446	144,852
Expedia, Inc.	1,963	154,606
Netflix Inc.(b)	340	149,804
Priceline Group Inc. (The)(b)	122	146,766
TripAdvisor Inc.(b)	1,428	155,166
		751,194

Internet Software & Services–1.18%
Akamai Technologies, Inc.(b)	2,477	151,246
eBay Inc.(b)	2,972	148,778
Facebook Inc.–Class A(b)	2,259	152,008
Google Inc.–Class A(b)	131	76,592
Google Inc.–Class C(b)	131	75,362
VeriSign, Inc.(b)	2,868	139,987
Yahoo! Inc.(b)	3,946	138,623
		882,596

Investment Banking & Brokerage–0.81%
Charles Schwab Corp. (The)	5,603	150,889
E*TRADE Financial Corp.(b)	7,226	153,625
Goldman Sachs Group, Inc. (The)	878	147,012
Morgan Stanley	4,614	149,170
		600,696

IT Consulting & Other Services–0.77%
Accenture PLC–Class A	1,761	142,359
Cognizant Technology Solutions Corp.– Class A(b)	3,074	150,349
International Business Machines Corp.	798	144,654

	Shares	Value
IT Consulting & Other Services–(continued)
Teradata Corp.(b)	3,356	$134,911
		572,273

Leisure Products–0.40%
Hasbro, Inc.	2,782	147,585
Mattel, Inc.	3,789	147,657
		295,242

Life & Health Insurance–1.39%
Aflac, Inc.	2,352	146,412
Lincoln National Corp.	2,883	148,302
MetLife, Inc.	2,688	149,345
Principal Financial Group, Inc.	2,989	150,885
Prudential Financial, Inc.	1,659	147,269
Torchmark Corp.	1,782	145,981
Unum Group	4,179	145,262
		1,033,456

Life Sciences Tools & Services–0.78%
Agilent Technologies, Inc.	2,491	143,083
PerkinElmer, Inc.	3,140	147,078
Thermo Fisher Scientific, Inc.	1,222	144,196
Waters Corp.(b)	1,389	145,067
		579,424

Managed Health Care–0.99%
Aetna Inc.	1,800	145,944
Cigna Corp.	1,600	147,152
Humana Inc.	1,168	149,177
UnitedHealth Group Inc.	1,836	150,093
WellPoint, Inc.	1,363	146,672
		739,038

Metal & Glass Containers–0.40%
Ball Corp.	2,394	150,056
Owens-Illinois, Inc.(b)	4,380	151,723
		301,779

Motorcycle Manufacturers–0.20%
Harley-Davidson, Inc.	2,109	147,314

Movies & Entertainment–0.79%
Time Warner Inc.	2,148	150,897
Twenty-First Century Fox, Inc.–Class A	4,103	144,220
Viacom Inc.–Class B	1,695	147,007
Walt Disney Co. (The)	1,759	150,817
		592,941

Multi-Line Insurance–0.97%
American International Group, Inc.	2,664	145,401
Assurant, Inc.	2,158	141,457
Genworth Financial Inc.–Class A(b)	8,365	145,551
Hartford Financial Services Group, Inc. (The)	4,079	146,069
Loews Corp.	3,348	147,345
		725,823

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Equally-Weighted S&P 500 Fund

	Shares	Value
Multi-Sector Holdings–0.39%
Berkshire Hathaway Inc.–Class B(b)	1,151	$145,671
Leucadia National Corp.	5,656	148,300
		293,971

Multi-Utilities–2.92%
Ameren Corp.	3,796	155,180
CenterPoint Energy, Inc.	6,071	155,053
CMS Energy Corp.	4,930	153,570
Consolidated Edison, Inc.	2,644	152,665
Dominion Resources, Inc.	2,129	152,266
DTE Energy Co.	1,957	152,392
Integrys Energy Group, Inc.	2,526	179,674
NiSource Inc.	3,937	154,882
PG&E Corp.	3,134	150,495
Public Service Enterprise Group Inc.	3,852	157,123
SCANA Corp.	2,875	154,704
Sempra Energy	1,448	151,620
TECO Energy, Inc.	8,382	154,899
Wisconsin Energy Corp.	3,233	151,692
		2,176,215

Office REIT’s–0.20%
Boston Properties, Inc.	1,242	146,780

Office Services & Supplies–0.20%
Pitney Bowes Inc.	5,305	146,524

Oil & Gas Drilling–1.40%
Diamond Offshore Drilling, Inc.	2,939	145,862
Ensco PLC–Class A	2,735	151,984
Helmerich & Payne, Inc.	1,288	149,550
Nabors Industries Ltd.	5,300	155,661
Noble Corp. PLC	4,394	147,463
Rowan Cos. PLC–Class A	4,498	143,621
Transocean Ltd.	3,287	148,014
		1,042,155

Oil & Gas Equipment & Services–1.24%
Baker Hughes Inc.	2,048	152,474
Cameron International Corp.(b)	2,245	152,009
FMC Technologies, Inc.(b)	2,476	151,209
Halliburton Co.	2,156	153,097
National Oilwell Varco Inc.	1,879	154,736
Schlumberger Ltd.	1,345	158,643
		922,168

Oil & Gas Exploration & Production–3.60%
Anadarko Petroleum Corp.	1,332	145,814
Apache Corp.	1,491	150,025
Cabot Oil & Gas Corp.	4,204	143,525
Chesapeake Energy Corp.(b)	5,065	150,076
Cimarex Energy Co.	1,049	150,490
ConocoPhillips	1,753	150,285
Denbury Resources Inc.	8,244	152,184

	Shares	Value
Oil & Gas Exploration & Production–(continued)
Devon Energy Corp.	1,867	$148,240
EOG Resources, Inc.	1,277	149,230
EQT Corp.	1,376	147,094
Marathon Oil Corp.	3,729	148,862
Murphy Oil Corp.	2,232	148,383
Newfield Exploration Co.(b)	3,602	159,208
Noble Energy, Inc.	1,913	148,181
Pioneer Natural Resources Co.	641	147,308
QEP Resources Inc.	4,508	155,526
Range Resources Corp.	1,652	143,641
Seventy Seven Energy Inc.(b)	1	15
Southwestern Energy Co.(b)	3,181	144,704
		2,682,791

Oil & Gas Refining & Marketing–0.74%
Marathon Petroleum Corp.	1,685	131,548
Phillips 66	1,745	140,351
Tesoro Corp.	2,512	147,379
Valero Energy Corp.	2,712	135,871
		555,149

Oil & Gas Storage & Transportation–0.85%
Kinder Morgan Inc.	4,142	150,189
ONEOK, Inc.	2,237	152,295
Spectra Energy Corp.	3,540	150,379
Williams Cos., Inc. (The)	3,089	179,811
		632,674

Other Diversified Financial Services–0.19%
Citigroup Inc.	3,066	144,409

Packaged Foods & Meats–2.56%
Campbell Soup Co.	3,215	147,279
ConAgra Foods, Inc.	4,485	133,115
General Mills, Inc.	2,683	140,965
Hershey Co. (The)	1,492	145,276
Hormel Foods Corp.	3,027	149,382
JM Smucker Co. (The)	1,384	147,493
Kellogg Co.	2,168	142,438
Keurig Green Mountain Inc.	1,216	151,526
Kraft Foods Group, Inc.	2,470	148,076
McCormick & Co., Inc.	2,032	145,471
Mead Johnson Nutrition Co.	1,666	155,221
Mondelez International Inc.–Class A	3,892	146,378
Tyson Foods, Inc.–Class A	4,114	154,440
		1,907,060

Paper Packaging–0.80%
Avery Dennison Corp.	2,930	150,163
Bemis Co., Inc.	3,561	144,790
MeadWestvaco Corp.	3,365	148,935
Sealed Air Corp.	4,378	149,596
		593,484

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Equally-Weighted S&P 500 Fund

	Shares	Value
Paper Products–0.21%
International Paper Co.	3,031	$152,975

Personal Products–0.38%
Avon Products, Inc.	9,923	144,975
Estee Lauder Cos. Inc. (The)–Class A	1,905	141,465
		286,440

Pharmaceuticals–2.41%
AbbVie Inc.	2,691	151,880
Actavis PLC(b)	697	155,466
Allergan, Inc.	900	152,298
Bristol-Myers Squibb Co.	3,095	150,138
Eli Lilly and Co.	2,474	153,809
Hospira, Inc.(b)	2,869	147,380
Johnson & Johnson	1,421	148,665
Merck & Co., Inc.	2,495	144,336
Mylan Inc.(b)	2,903	149,679
Perrigo Co. PLC	1,037	151,153
Pfizer Inc.	4,935	146,471
Zoetis Inc.	4,538	146,441
		1,797,716

Property & Casualty Insurance–1.36%
ACE Ltd.	1,402	145,387
Allstate Corp. (The)	2,470	145,038
Chubb Corp. (The)	1,558	143,601
Cincinnati Financial Corp.	2,981	143,207
Progressive Corp. (The)	5,764	146,175
Travelers Cos., Inc. (The)	1,527	143,645
XL Group PLC	4,442	145,387
		1,012,440

Publishing–0.42%
Gannett Co., Inc.	5,074	158,867
News Corp.–Class A(b)	8,460	151,772
Time Inc.(b)	1	3
		310,642

Railroads–0.79%
CSX Corp.	4,798	147,827
Kansas City Southern	1,392	149,654
Norfolk Southern Corp.	1,440	148,363
Union Pacific Corp.	1,444	144,039
		589,883

Real Estate Services–0.20%
CBRE Group, Inc.–Class A(b)	4,772	152,895

Regional Banks–1.77%
BB&T Corp.	3,797	149,716
Fifth Third Bancorp	6,821	145,628
Huntington Bancshares Inc.	15,442	147,317
KeyCorp	10,243	146,782
M&T Bank Corp.	1,183	146,751

	Shares	Value
Regional Banks–(continued)
PNC Financial Services Group, Inc. (The)	1,659	$147,734
Regions Financial Corp.	13,611	144,549
SunTrust Banks, Inc.	3,619	144,977
Zions Bancorp.	4,920	144,992
		1,318,446

Research & Consulting Services–0.61%
Dun & Bradstreet Corp. (The)	1,401	154,390
Equifax Inc.	2,033	147,474
Nielsen N.V.	3,141	152,056
		453,920

Residential REIT’s–0.80%
Apartment Investment & Management Co.–Class A	4,545	146,667
AvalonBay Communities, Inc.	1,040	147,878
Equity Residential	2,360	148,680
Essex Property Trust, Inc.	812	150,147
		593,372

Restaurants–0.98%
Chipotle Mexican Grill, Inc.(b)	247	146,350
Darden Restaurants, Inc.	2,933	135,710
McDonald’s Corp.	1,449	145,972
Starbucks Corp.	1,951	150,968
Yum! Brands, Inc.	1,838	149,246
		728,246

Retail REIT’s–0.79%
General Growth Properties, Inc.	6,200	146,072
Kimco Realty Corp.	6,434	147,853
Macerich Co. (The)	2,218	148,052
Simon Property Group, Inc.	887	147,490
		589,467

Security & Alarm Services–0.40%
ADT Corp. (The)	4,292	149,962
Tyco International Ltd.	3,241	147,790
		297,752

Semiconductor Equipment–0.60%
Applied Materials, Inc.	6,516	146,936
KLA-Tencor Corp.	2,125	154,360
Lam Research Corp.	2,218	149,892
		451,188

Semiconductors–2.37%
Altera Corp.	4,287	149,016
Analog Devices, Inc.	2,620	141,663
Avago Technologies Ltd. (Singapore)	2,041	147,095
Broadcom Corp.–Class A	3,801	141,093
First Solar, Inc.(b)	2,260	160,596
Intel Corp.	4,879	150,761
Linear Technology Corp.	3,093	145,588
Microchip Technology Inc.	2,966	144,770

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Equally-Weighted S&P 500 Fund

	Shares	Value
Semiconductors–(continued)
Micron Technology, Inc.(b)	4,676	$154,074
NVIDIA Corp.	7,459	138,290
Texas Instruments Inc.	3,015	144,087
Xilinx, Inc.	3,116	147,418
		1,764,451

Soft Drinks–1.01%
Coca-Cola Co. (The)	3,610	152,920
Coca-Cola Enterprises, Inc.	3,269	156,193
Dr Pepper Snapple Group, Inc.	2,522	147,739
Monster Beverage Corp.(b)	2,116	150,299
PepsiCo, Inc.	1,671	149,287
		756,438

Specialized Consumer Services–0.20%
H&R Block, Inc.	4,486	150,371

Specialized Finance–0.98%
CME Group Inc.–Class A	2,040	144,738
Intercontinental Exchange, Inc.	753	142,242
McGraw Hill Financial, Inc.	1,747	145,053
Moody’s Corp.	1,698	148,847
NASDAQ OMX Group, Inc. (The)	3,968	153,244
		734,124

Specialized REIT’s–1.00%
American Tower Corp.	1,647	148,197
Crown Castle International Corp.	1,975	146,664
Plum Creek Timber Co., Inc.	3,302	148,920
Public Storage	859	147,190
Weyerhaeuser Co.	4,726	156,383
		747,354

Specialty Chemicals–1.00%
Ecolab Inc.	1,347	149,975
International Flavors & Fragrances Inc.	1,445	150,685
PPG Industries, Inc.	714	150,047
Sherwin-Williams Co. (The)	718	148,561
Sigma-Aldrich Corp.	1,461	148,262
		747,530

Specialty Stores–0.77%
PetSmart, Inc.	2,503	149,679
Staples, Inc.	13,264	143,782
Tiffany & Co.	1,471	147,468
Tractor Supply Co.	2,242	135,417
		576,346

Steel–0.61%
Allegheny Technologies, Inc.	3,505	158,075
Nucor Corp.	2,866	141,151
United States Steel Corp.	6,086	158,479
		457,705

	Shares	Value
Systems Software–0.99%
CA, Inc.	5,036	$144,734
Microsoft Corp.	3,534	147,368
Oracle Corp.	3,458	140,153
Red Hat, Inc.(b)	2,807	155,143
Symantec Corp.	6,717	153,819
		741,217

Technology Hardware, Storage & Peripherals–1.38%
Apple Inc.	1,596	148,316
EMC Corp.	5,475	144,212
Hewlett-Packard Co.	4,145	139,604
NetApp, Inc.	4,087	149,257
SanDisk Corp.	1,479	154,452
Seagate Technology PLC	2,632	149,550
Western Digital Corp.	1,581	145,926
		1,031,317

Thrifts & Mortgage Finance–0.40%
Hudson City Bancorp, Inc.	14,798	145,464
People’s United Financial Inc.	9,836	149,212
		294,676

Tires & Rubber–0.21%
Goodyear Tire & Rubber Co. (The)	5,554	154,290

Tobacco–0.78%
Altria Group, Inc.	3,516	147,461
Lorillard, Inc.	2,384	145,353
Philip Morris International Inc.	1,640	138,268
Reynolds American Inc.	2,439	147,194
		578,276

Trading Companies & Distributors–0.39%
Fastenal Co.	2,940	145,500
NOW Inc.(b)	1	18
W.W. Grainger, Inc.	562	142,900
		288,418

Trucking–0.20%
Ryder System, Inc.	1,681	148,079
Total Common Stocks & Other Equity Interests (Cost $27,800,315)		74,108,907

Money Market Funds–0.91%
Liquid Assets Portfolio–Institutional Class(e)	341,203	341,203
Premier Portfolio–Institutional Class(e)	341,204	341,204
Total Money Market Funds (Cost $682,407)		682,407
TOTAL INVESTMENTS–100.26% (Cost $28,482,722)		74,791,314
OTHER ASSETS LESS LIABILITIES–(0.26)%		(196,536)
NET ASSETS–100.00%		$74,594,778

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Equally-Weighted S&P 500 Fund

Investment Abbreviations:

REIT	– Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The Fund’s Adviser is a subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund. See Note 4.
(d)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1I and Note 5.
(e)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Net Assets

as of June 30, 2014

Consumer Discretionary	17.1%
Financials	16.2
Industrials	12.8
Information Technology	12.6
Health Care	10.6
Energy	8.8
Consumer Staples	7.9
Utilities	6.4
Materials	5.8
Telecommunication Services	1.2
Money Market Funds Plus Other Assets Less Liabilities	0.6

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Equally-Weighted S&P 500 Fund

Statement of Assets and Liabilities

June 30, 2014

(Unaudited)

Statement of Operations

For the six months ended June 30, 2014

(Unaudited)

Assets:
Investments, at value (Cost $27,739,555)	$73,961,154
Investments in affiliates, at value (Cost $743,167)	830,160
Total investments, at value (Cost $28,482,722)	74,791,314
Receivable for:
Investments sold	160,527
Variation margin — futures contracts	313
Dividends	79,543
Investment for trustee deferred compensation and retirement plans	24,918
Other assets	8,160
Total assets	75,064,775

Liabilities:
Payable for:
Investments purchased	161,904
Fund shares reacquired	148,093
Accrued fees to affiliates	96,198
Accrued trustees’ and officers’ fees and benefits	664
Accrued other operating expenses	36,616
Trustee deferred compensation and retirement plans	26,522
Total liabilities	469,997
Net assets applicable to shares outstanding	$74,594,778

Net assets consist of:
Shares of beneficial interest	$11,144,387
Undistributed net investment income	1,265,579
Undistributed net realized gain	15,869,444
Net unrealized appreciation	46,315,368
$74,594,778

Net Assets:
Series I	$36,502,140
Series II	$38,092,638

Shares outstanding, $0.001 par value per share, with an unlimited number of shares authorized:
Series I	1,590,625
Series II	1,689,095
Series I:
Net asset value per share	$22.95
Series II:
Net asset value per share	$22.55

Investment income:
Dividends (net of foreign withholding taxes of $213)	$676,139
Dividends from affiliates	2,052
Total investment income	678,191

Expenses:
Advisory fees	44,253
Administrative services fees	97,376
Custodian fees	26,630
Distribution fees — Series II	46,796
Transfer agent fees	1,443
Trustees’ and officers’ fees and benefits	13,033
Professional services fees	22,743
Other	18,152
Total expenses	270,426
Less: Fees waived	(330)
Net expenses	270,096
Net investment income	408,095

Realized and unrealized gain (loss) from:
Net realized gain from:
Investment securities	5,833,561
Futures contracts	54,719
5,888,280
Change in net unrealized appreciation (depreciation) of:
Investment securities	(437,888)
Futures contracts	(1,688)
(439,576)
Net realized and unrealized gain	5,448,704
Net increase in net assets resulting from operations	$5,856,799

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Equally-Weighted S&P 500 Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2014 and the year ended December 31, 2013

(Unaudited)

	June 30, 2014	December 31, 2013
Operations:
Net investment income	$408,095	$784,423
Net realized gain	5,888,280	11,722,514
Change in net unrealized appreciation (depreciation)	(439,576)	10,263,102
Net increase in net assets resulting from operations	5,856,799	22,770,039

Distributions to shareholders from net investment income:
Series I	—	(621,458)
Series ll	—	(536,809)
Total distributions from net investment income	—	(1,158,267)

Distributions to shareholders from net realized gains:
Series l	—	(4,709,760)
Series ll	—	(4,814,561)
Total distributions from net realized gains	—	(9,524,321)

Share transactions–net:
Series l	(4,536,707)	(2,701,510)
Series ll	(3,728,401)	(3,659,148)
Net increase (decrease) in net assets resulting from share transactions	(8,265,108)	(6,360,658)
Net increase (decrease) in net assets	(2,408,309)	5,726,793

Net assets:
Beginning of period	77,003,087	71,276,294
End of period (includes undistributed net investment income of $1,265,579 and $857,484, respectively)	$74,594,778	$77,003,087

Notes to Financial Statements

June 30, 2014

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco V.I. Equally-Weighted S&P 500 Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty-four separate portfolios, (each constituting a “Fund”). The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

The Fund’s investment objective is to achieve a high level of total return on its assets through a combination of capital appreciation and current income.

The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Invesco V.I. Equally-Weighted S&P 500 Fund

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.
E.

Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s

Invesco V.I. Equally-Weighted S&P 500 Fund

taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
J.	Collateral — To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $2 billion	0.12%
Over $2 billion	0.10%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2015, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 2.00% and Series II shares to 2.25% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2015. The fee waiver agreement cannot be terminated during its term. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.

Invesco V.I. Equally-Weighted S&P 500 Fund

Further, the Adviser has contractually agreed, through at least June 30, 2016, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended June 30, 2014, the Adviser waived advisory fees of $330.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants’ accounts. Pursuant to such agreement, for the six months ended June 30, 2014, Invesco was paid $24,795 for accounting and fund administrative services and reimbursed $72,581 for services provided by insurance companies.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2014, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2014, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of June 30, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$74,791,314	$—	$—	$74,791,314
Futures Contracts*	6,776	—	—	6,776
Total Investments	$74,798,090	$—	$—	$74,798,090

*	Unrealized appreciation.

NOTE 4—Investments in Affiliates

The Fund’s Adviser is a subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund. The following is a summary of the transactions in, and earnings from, investments in Invesco Ltd. for the six months ended June 30, 2014.

	Value 12/31/13	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value 06/30/14	Dividend Income
Invesco Ltd.	$153,863	$7,988	$(19,014)	$379	$4,537	$147,753	$1,953

Invesco V.I. Equally-Weighted S&P 500 Fund

NOTE 5—Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of June 30, 2014:

	Value
Risk Exposure/Derivative Type	Assets	Liabilities
Equity risk
Futures contracts(a)	$6,776	$—

(a)	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s variation margin receivable is reported within the Statement of Assets and Liabilities.

Effect of Derivative Investments for the six months ended June 30, 2014

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Statement of Operations
Futures Contracts
Realized Gain
Equity risk	$54,719
Change in Unrealized Appreciation (Depreciation)
Equity risk	(1,688)
Total	$53,031

The table below summarizes the average notional value of futures contracts outstanding during the period.

Futures Contracts
Average notional value	$551,657

Open Futures Contracts at Period-End
Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation
E-Mini S&P 500 Index	Long	7	September-2014	$683,340	$6,776
Total Futures Contracts — Equity Risk					$6,776

Offsetting Assets and Liabilities

Accounting Standards Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities, which was subsequently clarified in Financial Accounting Standards Board ASU 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” is intended to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting arrangements on the Statement of Assets and Liabilities and to enable investors to better understand the effect of those arrangements on its financial position. In order for an arrangement to be eligible for netting, the Fund must have a basis to conclude that such netting arrangements are legally enforceable. The Fund enters into netting agreements and collateral agreements in an attempt to reduce the Fund’s Counterparty credit risk by providing for a single net settlement with a Counterparty of all financial transactions covered by the agreement in an event of default as defined under such agreement.

There were no derivative instruments subject to a netting agreement for which the Fund is not currently netting. The following tables present derivative instruments that are either subject to an enforceable netting agreement or offset by collateral arrangements as of June 30, 2014.

Assets:
	Gross amounts presented in Statement of Assets & Liabilities(a)	Gross amounts offset in Statement of Assets & Liabilities	Net amounts of assets presented in the Statement of Assets & Liabilities	Collateral Received
Counterparty				Financial Instruments	Cash	Net Amount
Goldman Sachs & Co.	$6,776	$—	$6,776	$—	$—	$6,776

(a)	Includes cumulative appreciation (depreciation) of futures contracts.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

Invesco V.I. Equally-Weighted S&P 500 Fund

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in 8 tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of December 31, 2013.

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2014 was $6,291,939 and $13,782,177, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$45,144,137
Aggregate unrealized (depreciation) of investment securities	(97,793)
Net unrealized appreciation of investment securities	$45,046,344

Cost of investments for tax purposes is $29,744,970.

NOTE 10—Share Information

	Summary of Share Activity
	Six months ended June 30, 2014(a)		Year ended December 31, 2013
	Shares	Amount	Shares	Amount
Sold:
Series I	7,667	$168,198	86,261	$1,732,320
Series II	8,009	169,256	94,261	1,879,565

Issued as reinvestment of dividends:
Series I	—	—	273,536	5,331,218
Series II	—	—	278,863	5,351,370

Reacquired:
Series I	(217,964)	(4,704,905)	(473,906)	(9,765,048)
Series II	(183,557)	(3,897,657)	(531,180)	(10,890,083)
Net increase (decrease) in share activity	(385,845)	$(8,265,108)	(272,165)	$(6,360,658)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 99% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Invesco V.I. Equally-Weighted S&P 500 Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(c)
Series I
Six months ended 06/30/14	$21.18	$0.13	$1.64	$1.77	$—	$—	$—	$22.95	8.36%	$36,502	0.61	%(d)	0.61	%(d)	1.23	%(d)	8%
Year ended 12/31/13	18.23	0.24	5.94	6.18	(0.38)	(2.85)	(3.23)	21.18	35.42	38,144	0.59		0.59		1.16		18
Year ended 12/31/12	18.33	0.33	2.73	3.06	(0.37)	(2.79)	(3.16)	18.23	17.09	34,914	0.46		0.59		1.69		23
Year ended 12/31/11	18.78	0.29	(0.40)	(0.11)	(0.34)	—	(0.34)	18.33	(0.36)	35,998	0.37		0.51		1.50		21
Year ended 12/31/10	15.69	0.26	3.07	3.33	(0.24)	—	(0.24)	18.78	21.51	43,669	0.35		0.40		1.59		21
Year ended 12/31/09	11.61	0.22	4.75	4.97	(0.34)	(0.55)	(0.89)	15.69	45.08	43,553	0.37	(e)	0.37	(e)	1.72	(e)	13
Series II
Six months ended 06/30/14	20.84	0.10	1.61	1.71	—	—	—	22.55	8.21	38,093	0.86	(d)	0.86	(d)	0.98	(d)	8
Year ended 12/31/13	17.98	0.19	5.84	6.03	(0.32)	(2.85)	(3.17)	20.84	35.04	38,860	0.84		0.84		0.91		18
Year ended 12/31/12	18.09	0.27	2.71	2.98	(0.30)	(2.79)	(3.09)	17.98	16.88	36,362	0.71		0.84		1.44		23
Year ended 12/31/11	18.53	0.23	(0.38)	(0.15)	(0.29)	—	(0.29)	18.09	(0.66)	41,523	0.62		0.76		1.25		21
Year ended 12/31/10	15.49	0.22	3.03	3.25	(0.21)	—	(0.21)	18.53	21.19	55,646	0.60		0.65		1.34		21
Year ended 12/31/09	11.45	0.19	4.69	4.88	(0.29)	(0.55)	(0.84)	15.49	44.79	57,578	0.62	(e)	0.62	(e)	1.47	(e)	13

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $36,618 and $37,747 for Series I and Series II shares, respectively.
(e)	The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios was less than 0.005% for the year ended December 31, 2009.

Invesco V.I. Equally-Weighted S&P 500 Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2014 through June 30, 2014.

The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

Class	Beginning Account Value (01/01/14)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (06/30/14)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/14)	Expenses Paid During Period[2]
Series I	$1,000.00	$1,083.60	$3.15	$1,021.77	$3.06	0.61%
Series II	1,000.00	1,082.10	4.44	1,020.53	4.31	0.86

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2014 through June 30, 2014, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

Invesco V.I. Equally-Weighted S&P 500 Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of Invesco V.I. Equally-Weighted S&P 500 Fund’s (the Fund) investment advisory agreements. During contract renewal meetings held on June 16-17, 2014, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for the Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2014.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the management of a number of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned Invesco Funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether and on what terms to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Lipper Inc. (Lipper), an independent provider of investment company data. The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 17, 2014, and may not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Sub-Committees met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper VA Underlying Funds Multi-Cap Core Funds Index. The Board noted that performance of Series I shares of the Fund was in the first quintile of the performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board

Invesco V.I. Equally-Weighted S&P 500 Fund

noted that performance of Series I shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Series I shares of the Fund was below the median contractual management fee rate of funds in the expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees, but that Lipper does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least June 30, 2015 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates that are managed using an investment process substantially similar to the investment process used for the Fund. The Board noted that the Fund’s effective advisory fee rate was the same as the effective advisory fee rate of one mutual fund with a similar investment process. The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts using a similar investment process.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule and was assisted in this review by a report from the Senior Officer. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2013. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds. The Board noted that although Invesco Advisers received a minimal amount of revenues from advising the Fund, Invesco Advisers and its subsidiaries did not make a profit from managing the Fund. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Lipper and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and that the research received may be used with other clients of Invesco Advisers and may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives periodic reports from the Chief Compliance Officer of the Invesco Funds demonstrating that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisors from the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds are fair and reasonable.

The Board also considered the Fund may use an affiliated broker to execute certain trades for the Fund to among other things, control information leakage, and were advised that such trades would be executed in compliance with rules under the Investment Company Act of 1940, as amended.

Invesco V.I. Equally-Weighted S&P 500 Fund

Semiannual Report to Shareholders	June 30, 2014
Invesco V.I. Equity and Income Fund

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund’s Form N-Q filings are available on the SEC website, sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.

Invesco Distributors, Inc.

VK-VIEQI-SAR-1

NOT FDIC INSURED   |   MAY LOSE VALUE   |   NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 12/31/13 to 6/30/14, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.

Series I Shares	6.14%
Series II Shares	5.94
Russell 1000 Value Index‚ (Style-Specific Index)	8.28
Barclays U.S. Government/Credit Index‚ (Style-Specific Index)	3.94
Source(s): ‚FactSet Research Systems Inc.

The Russell 1000® Value Index is an unmanaged index considered representative of large-cap value stocks. The Russell 1000 Value Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

    The Barclays U.S. Government/Credit Index includes Treasuries and agencies that represent the government portion of the index, and includes publicly issued US corporate and foreign debentures and secured notes that meet specified maturity, liquidity and quality requirements.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

 Average Annual Total Returns

 As of 6/30/14

Series I Shares
10 Years	7.82%
5 Years	14.71
1 Year	17.65

Series II Shares
Inception (4/30/03)	8.72%
10 Years	7.74
5 Years	14.54
1 Year	17.34

Effective June 1, 2010, Class II shares of the predecessor fund, Universal Institutional Funds Equity and Income Portfolio, advised by Morgan Stanley Investment Management Inc. were reorganized into Series II shares of Invesco Van Kampen V.I. Equity and Income Fund (renamed Invesco V.I. Equity and Income Fund on April 29, 2013). Returns shown above for Series II shares are blended returns of the predecessor fund and Invesco V.I. Equity and Income Fund. Share class returns will differ from the predecessor fund because of different expenses.

    Series I shares incepted on June 1, 2010. Series I shares performance shown prior to that date is that of the predecessor fund’s Class II shares and includes the 12b-1 fees applicable to the predecessor fund’s Class II shares. Class II shares performance reflects any applicable fee waivers or expense reimbursements. The inception date of the predecessor fund’s Class II shares is April 30, 2003.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 0.67% and 0.92%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 0.68% and 0.93%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Invesco V.I. Equity and Income Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.

    The most recent month-end performance at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

    Had the adviser not waived fees and/or reimbursed expenses in the past, performance would have been lower.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2016. See current prospectus for more information.

Invesco V.I. Equity and Income Fund

Schedule of Investments(a)

June 30, 2014

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–62.72%
Aerospace & Defense–0.70%
General Dynamics Corp.	81,636	$9,514,676

Agricultural Products–0.63%
Archer-Daniels-Midland Co.	194,904	8,597,215

Apparel Retail–0.77%
Abercrombie & Fitch Co.–Class A	240,134	10,385,796

Application Software–1.66%
Adobe Systems Inc.(b)	228,301	16,519,861
Citrix Systems, Inc.(b)	94,953	5,939,310
		22,459,171

Asset Management & Custody Banks–1.36%
Northern Trust Corp.	133,887	8,596,884
State Street Corp.	146,276	9,838,524
		18,435,408

Automobile Manufacturers–0.87%
General Motors Co.	325,527	11,816,630

Biotechnology–0.69%
Amgen Inc.	78,467	9,288,139

Cable & Satellite–2.08%
Comcast Corp.–Class A	261,322	14,027,765
Time Warner Cable Inc.	96,448	14,206,790
		28,234,555

Construction Machinery & Heavy Trucks–1.02%
Caterpillar Inc.	127,472	13,852,382

Diversified Banks–4.91%
Bank of America Corp.	652,020	10,021,548
Comerica Inc.	172,883	8,671,811
JPMorgan Chase & Co.	638,157	36,770,606
Wells Fargo & Co.	211,196	11,100,462
		66,564,427

Diversified Chemicals–0.79%
Dow Chemical Co. (The)	208,057	10,706,613

Diversified Metals & Mining–0.59%
Freeport-McMoRan Copper & Gold Inc.	219,279	8,003,684

Electric Utilities–0.82%
Edison International	74,110	4,306,532
Pinnacle West Capital Corp.	118,064	6,828,822
		11,135,354

Electronic Components–0.85%
Corning Inc.	523,573	11,492,427

Health Care Equipment–0.53%
Medtronic, Inc.	112,844	7,194,933

	Shares	Value
Hotels, Resorts & Cruise Lines–0.89%
Carnival Corp.	319,435	$12,026,728

Household Products–0.59%
Procter & Gamble Co. (The)	101,451	7,973,034

Industrial Conglomerates–1.64%
General Electric Co.	843,396	22,164,447

Industrial Machinery–0.80%
Ingersoll-Rand PLC	172,425	10,778,287

Insurance Brokers–2.11%
Aon PLC	90,880	8,187,379
Marsh & McLennan Cos., Inc.	272,943	14,143,906
Willis Group Holdings PLC	143,960	6,233,468
		28,564,753

Integrated Oil & Gas–4.30%
Exxon Mobil Corp.	87,054	8,764,597
Occidental Petroleum Corp.	100,162	10,279,626
Royal Dutch Shell PLC–Class A (United Kingdom)	574,823	23,793,434
Total S.A. (France)	213,156	15,405,137
		58,242,794

Integrated Telecommunication Services–1.07%
Koninklijke (Royal) KPN N.V. (Netherlands)(b)	365,229	1,330,788
Orange S.A. (France)	105,589	1,664,048
Telecom Italia S.p.A. (Italy)(b)	978,712	1,239,639
Telefonica S.A. (Spain)	97,379	1,669,430
Verizon Communications Inc.	174,601	8,543,227
		14,447,132

Internet Software & Services–1.17%
eBay Inc.(b)	316,724	15,855,203

Investment Banking & Brokerage–3.02%
Charles Schwab Corp. (The)	488,118	13,145,018
Goldman Sachs Group, Inc. (The)	51,691	8,655,141
Morgan Stanley	591,726	19,130,501
		40,930,660

IT Consulting & Other Services–0.62%
Amdocs Ltd.	180,129	8,345,377

Managed Health Care–2.00%
Cigna Corp.	80,339	7,388,778
UnitedHealth Group Inc.	105,219	8,601,653
WellPoint, Inc.	103,561	11,144,199
		27,134,630

Movies & Entertainment–1.61%
Time Warner Inc.	74,471	5,231,588
Viacom Inc.–Class B	191,979	16,650,338
		21,881,926

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Equity and Income Fund

	Shares	Value
Multi-Utilities–0.46%
PG&E Corp.	130,103	$6,247,546

Oil & Gas Equipment & Services–1.07%
Baker Hughes Inc.	195,064	14,522,515

Oil & Gas Exploration & Production–2.45%
Anadarko Petroleum Corp.	87,682	9,598,548
Apache Corp.	107,689	10,835,667
Canadian Natural Resources Ltd. (Canada)	277,322	12,743,297
		33,177,512

Other Diversified Financial Services–3.10%
Citigroup Inc.	718,245	33,829,340
Voya Financial, Inc.	225,009	8,176,827
		42,006,167

Packaged Foods & Meats–1.28%
Mondelez International Inc.–Class A	293,937	11,054,971
Unilever N.V.–New York Shares (Netherlands)	142,537	6,237,419
		17,292,390

Personal Products–1.12%
Avon Products, Inc.	1,035,897	15,134,455

Pharmaceuticals–5.07%
Bristol-Myers Squibb Co.	95,031	4,609,954
Eli Lilly and Co.	178,007	11,066,695
Hospira, Inc.(b)	32,580	1,673,635
Merck & Co., Inc.	237,339	13,730,061
Novartis AG (Switzerland)	129,580	11,733,507
Novartis AG–ADR (Switzerland)	10,208	924,130
Pfizer Inc.	218,417	6,482,616
Sanofi (France)	67,955	7,227,896
Teva Pharmaceutical Industries Ltd.–ADR (Israel)	214,180	11,227,316
		68,675,810

Property & Casualty Insurance–0.02%
Chubb Corp. (The)	2,692	248,122

Publishing–0.52%
Thomson Reuters Corp.	193,533	7,046,633

Railroads–0.68%
CSX Corp.	300,253	9,250,795

Regional Banks–2.30%
BB&T Corp.	200,548	7,907,608
Fifth Third Bancorp	358,584	7,655,768
PNC Financial Services Group, Inc. (The)	175,767	15,652,051
		31,215,427

Security & Alarm Services–1.11%
Tyco International Ltd.	331,127	15,099,391

Semiconductor Equipment–1.34%
Applied Materials, Inc.	807,408	18,207,050

	Shares	Value
Semiconductors–1.27%
Broadcom Corp.–Class A	200,231	$7,432,575
Intel Corp.	74,328	2,296,735
Texas Instruments Inc.	155,073	7,410,939
		17,140,249

Specialized Finance–0.50%
CME Group Inc.–Class A	95,189	6,753,660

Specialty Chemicals–0.31%
PPG Industries, Inc.	20,280	4,261,842

Systems Software–1.53%
Microsoft Corp.	234,238	9,767,724
Symantec Corp.	478,211	10,951,032
		20,718,756

Wireless Telecommunication Services–0.50%
Vodafone Group PLC–ADR (United Kingdom)	203,082	6,780,908
Total Common Stocks & Other Equity Interests (Cost $610,417,450)		849,805,609

	Principal Amount
Bonds and Notes–20.29%
Advertising–0.06%
Interpublic Group of Cos., Inc. (The), Sr. Unsec. Global Notes, 2.25%, 11/15/17	$370,000	376,328
4.20%, 04/15/24	360,000	371,706
		748,034

Aerospace & Defense–0.06%
L-3 Communications Corp., Sr. Unsec. Gtd. Global Notes, 3.95%, 05/28/24	435,000	439,321
Precision Castparts Corp., Sr. Unsec. Global Notes, 2.50%, 01/15/23	365,000	350,863
		790,184

Agricultural & Farm Machinery–0.09%
Deere & Co., Sr. Unsec. Notes, 2.60%, 06/08/22	1,275,000	1,248,222

Agricultural Products–0.02%
Ingredion Inc., Sr. Unsec. Notes, 6.63%, 04/15/37	255,000	315,519

Air Freight & Logistics–0.32%
FedEx Corp., Sr. Unsec. Gtd. Bonds, 4.90%, 01/15/34	440,000	474,284
Sr. Unsec. Gtd. Notes, 5.10%, 01/15/44	910,000	988,367
United Parcel Service Inc., Sr. Unsec. Global Notes, 2.45%, 10/01/22	295,000	286,522
UTi Worldwide Inc., Sr. Unsec. Conv. Notes, 4.50%, 03/01/19(c)	2,471,000	2,640,881
		4,390,054

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Equity and Income Fund

	Principal Amount	Value
Airlines–0.10%
Continental Airlines Pass Through Trust, Series 2010-1, Class A, Sr. Sec. Pass Through Ctfs., 4.75%, 01/12/21	$271,059	$294,607
Series 2012-1, Class A, Sr. Sec. Pass Through Ctfs., 4.15%, 04/11/24	484,898	508,840
Delta Air Lines Pass Through Trust, Series 2010-1, Class A, Sr. Sec. Pass Through Ctfs., 6.20%, 07/02/18	177,703	199,361
Virgin Australia Pass Through Trust (Australia), Series 2013-1, Class A, Sec. Gtd. Pass Through Ctfs., 5.00%, 10/23/23(c)	318,609	337,251
		1,340,059

Airport Services–0.04%
Heathrow Funding Ltd. (United Kingdom), Sr. Sec. Notes, 2.50%, 06/25/15(c)	535,000	544,027

Application Software–0.19%
Adobe Systems, Inc., Sr. Unsec. Global Notes, 4.75%, 02/01/20	185,000	206,000
Citrix Systems Inc., Sr. Unsec. Conv. Notes, 0.50%, 04/15/19(c)	2,171,000	2,301,260
		2,507,260

Asset Management & Custody Banks–0.09%
Apollo Management Holdings L.P., Sr. Unsec. Gtd. Notes, 4.00%, 05/30/24(c)	425,000	427,473
KKR Group Finance Co III LLC, Sr. Unsec. Gtd. Bonds, 5.13%, 06/01/44(c)	725,000	737,146
		1,164,619

Automobile Manufacturers–0.17%
Daimler Finance North America LLC (Germany), Sr. Unsec. Gtd. Notes, 1.88%, 09/15/14(c)	320,000	320,814
1.88%, 01/11/18(c)	555,000	560,621
Ford Motor Co., Sr. Unsec. Global Notes, 4.75%, 01/15/43	1,000,000	1,016,343
Ford Motor Credit Co. LLC., Sr. Unsec. Global Notes, 2.50%, 01/15/16	450,000	461,178
		2,358,956

Automotive Retail–0.09%
Advance Auto Parts, Inc., Sr. Unsec. Gtd. Notes, 4.50%, 12/01/23	660,000	696,881
5.75%, 05/01/20	399,000	457,634
		1,154,515

Biotechnology–0.72%
Celgene Corp., Sr. Unsec. Global Notes, 4.00%, 08/15/23	485,000	504,228
4.63%, 05/15/44	1,390,000	1,398,716
Cubist Pharmaceuticals Inc., Sr. Unsec. Conv. Bonds, 1.88%, 09/01/20(c)	1,815,000	2,073,637
Sr. Unsec. Conv. Notes, 1.13%, 09/01/18(c)	1,109,000	1,250,398

	Principal Amount	Value
Biotechnology–(continued)
Gilead Sciences, Inc., Sr. Unsec. Global Bonds, 2.05%, 04/01/19	$645,000	$645,474
Series D, Sr. Unsec. Conv. Notes, 1.63%, 05/01/16	1,059,000	3,862,046
		9,734,499

Brewers–0.08%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Sr. Unsec. Gtd. Global Notes, 0.80%, 07/15/15	325,000	326,555
3.63%, 04/15/15	395,000	405,344
FBG Finance Pty Ltd. (Australia), Sr. Unsec. Gtd. Notes, 5.13%, 06/15/15(c)	325,000	338,511
		1,070,410

Broadcasting–0.43%
Grupo Televisa S.A.B. (Mexico), Sr. Unsec. Global Notes, 5.00%, 05/13/45	350,000	348,079
Liberty Media Corp., Sr. Unsec. Conv. Notes, 1.38%, 10/15/23(c)	5,441,000	5,529,416
		5,877,495

Cable & Satellite–0.29%
Comcast Corp., Sr. Unsec. Gtd. Global Notes, 4.25%, 01/15/33	755,000	775,939
5.70%, 05/15/18	445,000	513,077
Sr. Unsec. Gtd. Notes, 6.45%, 03/15/37	305,000	390,244
COX Communications Inc., Sr. Unsec. Global Notes, 5.45%, 12/15/14	142,000	145,180
Sr. Unsec. Notes, 4.70%, 12/15/42(c)	440,000	428,145
8.38%, 03/01/39(c)	80,000	112,697
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Sr. Unsec. Gtd. Global Notes, 5.15%, 03/15/42	90,000	94,850
Sr. Unsec. Gtd. Notes, 1.75%, 01/15/18	390,000	391,022
NBCUniversal Media LLC, Sr. Unsec. Gtd. Global Notes, 5.15%, 04/30/20	175,000	200,977
5.95%, 04/01/41	215,000	264,115
Time Warner Cable, Inc., Sr. Unsec. Gtd. Deb., 5.88%, 11/15/40	470,000	550,896
		3,867,142

Casinos & Gaming–0.35%
MGM Resorts International, Sr. Unsec. Gtd. Conv. Notes, 4.25%, 04/15/15	3,219,000	4,733,942

Catalog Retail–0.15%
Liberty Interactive LLC, Sr. Unsec. Conv. Global Bonds, 0.75%, 03/30/23(d)	1,498,000	2,014,810

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Equity and Income Fund

	Principal Amount	Value
Commodity Chemicals–0.07%
Basell Finance Co. B.V. (Netherlands), Sr. Unsec. Gtd. Deb., 8.10%, 03/15/27(c)	$745,000	$1,003,088

Communications Equipment–0.51%
Ciena Corp., Sr. Unsec. Conv. Notes, 4.00%, 12/15/20(c)	3,177,000	4,418,016
JDS Uniphase Corp., Sr. Unsec. Conv. Deb., 0.63%, 08/15/18(c)(d)	2,083,000	2,093,415
Juniper Networks Inc., Sr. Unsec. Global Notes, 4.50%, 03/15/24	345,000	361,047
		6,872,478

Construction Machinery & Heavy Trucks–0.06%
Greenbrier Cos., Inc. (The), Sr. Unsec. Conv. Notes, 3.50%, 04/01/18	499,000	838,944

Construction Materials–0.49%
Cemex S.A.B. de C.V. (Mexico), Unsec. Sub. Conv. Notes, 4.88%, 03/15/15	5,300,000	6,648,188

Data Processing & Outsourced Services–0.04%
Computer Sciences Corp., Sr. Unsec. Global Notes, 4.45%, 09/15/22	490,000	514,768
Xerox Corp., Sr. Unsec. Notes, 4.25%, 02/15/15	40,000	40,928
		555,696

Distillers & Vintners–0.02%
Brown-Forman Corp., Sr. Unsec. Notes, 2.25%, 01/15/23	310,000	287,537

Diversified Banks–1.28%
Abbey National Treasury Services PLC (United Kingdom), Sr. Unsec. Gtd. Medium-Term Euro Notes, 3.88%, 11/10/14(c)	675,000	681,942
Banco Inbursa S.A. Institucion de Banca Multiple (Mexico), Sr. Unsec. Notes, 4.13%, 06/06/24(c)	480,000	473,328
Bank of America Corp., Sr. Unsec. Global Notes, 5.75%, 12/01/17	975,000	1,101,689
Sr. Unsec. Medium-Term Notes, 1.25%, 01/11/16	600,000	604,754
4.13%, 01/22/24	375,000	386,252
5.00%, 01/21/44	240,000	252,383
6.88%, 04/25/18	410,000	482,923
Series L, Sr. Unsec. Medium-Term Global Notes, 5.65%, 05/01/18	350,000	396,932
Barclays Bank PLC (United Kingdom), Sr. Unsec. Global Notes, 2.75%, 02/23/15	200,000	202,837
6.75%, 05/22/19	510,000	615,529
Unsec. Sub. Global Notes, 5.14%, 10/14/20	275,000	302,605
BBVA Bancomer S.A. (Mexico), Sr. Unsec. Notes, 4.38%, 04/10/24(c)	700,000	712,609

	Principal Amount	Value
Diversified Banks–(continued)
Bear Stearns Cos., LLC (The), Sr. Unsec. Global Notes, 7.25%, 02/01/18	$340,000	$403,879
Danske Bank A/S (Denmark), Sr. Unsec. Notes, 3.88%, 04/14/16(c)	565,000	593,840
HBOS PLC (United Kingdom), Unsec. Sub. Medium-Term Global Notes, 6.75%, 05/21/18(c)	325,000	374,719
HSBC Bank PLC (United Kingdom), Sr. Unsec. Notes, 4.13%, 08/12/20(c)	565,000	609,938
HSBC Holdings PLC (United Kingdom), Unsec. Sub. Global Notes, 4.25%, 03/14/24	235,000	243,341
JPMorgan Chase & Co., Sr. Unsec. Global Notes, 4.40%, 07/22/20	400,000	438,124
4.50%, 01/24/22	80,000	87,448
Sr. Unsec. Notes, 6.00%, 01/15/18	615,000	703,871
Series S, Jr. Unsec. Sub. Notes, 6.75%(e)	585,000	630,338
Series V, Jr. Unsec. Sub. Global Notes, 5.00%(e)	640,000	639,200
Korea Development Bank (The) (South Korea), Sr. Unsec. Global Notes, 4.38%, 08/10/15	200,000	207,679
Lloyds Bank PLC (United Kingdom), Sr. Unsec. Gtd. Global Notes, 2.30%, 11/27/18	550,000	558,697
Mizuho Financial Group Cayman 3 Ltd. (Japan), Unsec. Gtd. Sub. Notes, 4.60%, 03/27/24(c)	490,000	516,749
National Australia Bank Ltd. (Australia), Sr. Unsec. Bonds, 3.75%, 03/02/15(c)	190,000	193,948
Nordea Bank AB (Sweden), Sr. Unsec. Notes, 4.88%, 01/27/20(c)	245,000	274,744
Rabobank Nederland N.V. (Netherlands), Sr. Unsec. Medium-Term Global Notes, 4.75%, 01/15/20(c)	490,000	546,284
Santander U.S. Debt S.A. Unipersonal (Spain), Sr. Unsec. Gtd. Notes, 3.72%, 01/20/15(c)	200,000	202,852
Societe Generale S.A. (France), Unsec. Sub. Notes, 5.00%, 01/17/24(c)	735,000	763,339
Standard Chartered PLC (United Kingdom), Sr. Unsec. Notes, 3.85%, 04/27/15(c)	255,000	261,707
5.50%, 11/18/14(c)	100,000	101,857
Unsec. Sub. Notes, 5.70%, 03/26/44(c)	420,000	446,614
U.S. Bank N.A., Unsec. Sub. Notes, 3.78%, 04/29/20	450,000	460,279

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Equity and Income Fund

	Principal Amount	Value
Diversified Banks–(continued)
Wells Fargo & Co., Sr. Unsec. Global Notes, 1.50%, 01/16/18	$180,000	$179,826
3.63%, 04/15/15	50,000	51,287
Unsec. Sub. Global Notes, 4.13%, 08/15/23	1,194,000	1,245,316
Unsec. Sub. Medium-Term Notes, 4.10%, 06/03/26	450,000	455,577
		17,405,236

Diversified Capital Markets–0.07%
Credit Suisse AG (Switzerland), Unsec. Sub. Notes, 6.50%, 08/08/23(c)	686,000	779,333
UBS AG (Switzerland), Sr. Unsec. Medium-Term Global Bank Notes, 5.75%, 04/25/18	103,000	118,541
		897,874

Diversified Chemicals–0.03%
Dow Chemical Co. (The), Sr. Unsec. Global Notes, 4.38%, 11/15/42	370,000	355,397

Diversified Metals & Mining–0.33%
Anglo American Capital PLC (United Kingdom), Sr. Unsec. Gtd. Notes, 4.13%, 04/15/21(c)	535,000	548,596
9.38%, 04/08/19(c)	200,000	257,659
Freeport-McMoRan Copper & Gold Inc., Sr. Unsec. Global Notes, 1.40%, 02/13/15	455,000	456,839
Glencore Finance Canada Ltd. (Canada), Sr. Unsec. Gtd. Notes, 2.05%, 10/23/15(c)	420,000	425,352
2.70%, 10/25/17(c)	420,000	433,215
Glencore Funding LLC (Switzerland), Sr. Unsec. Gtd. Notes, 3.13%, 04/29/19(c)	1,055,000	1,077,364
Rio Tinto Finance USA Ltd. (United Kingdom), Sr. Unsec. Gtd. Global Notes, 7.13%, 07/15/28	200,000	262,099
9.00%, 05/01/19	295,000	386,969
Southern Copper Corp., Sr. Unsec. Global Notes, 5.25%, 11/08/42	645,000	594,332
5.38%, 04/16/20	5,000	5,543
6.75%, 04/16/40	10,000	10,928
		4,458,896

Diversified REIT’s–0.10%
Dexus Diversified Trust/Dexus Office Trust (Australia), Sr. Unsec. Gtd. Notes, 5.60%, 03/15/21(c)	1,155,000	1,305,438

Diversified Support Services–0.03%
Cintas Corp. No. 2, Sr. Unsec. Gtd. Notes, 2.85%, 06/01/16	380,000	392,938

Drug Retail–0.08%
CVS Pass Through Trust, Sr. Sec. Global Pass Through Ctfs., 6.04%, 12/10/28	969,675	1,113,641

	Principal Amount	Value
Electric Utilities–0.28%
Baltimore Gas & Electric Co., Sr. Unsec. Notes, 3.35%, 07/01/23	$615,000	$625,139
Electricite de France S.A. (France), Jr. Unsec. Sub. Notes, 5.63%(c)(e)	965,000	1,012,961
Sr. Unsec. Notes, 4.60%, 01/27/20(c)	150,000	166,493
4.88%, 01/22/44(c)	930,000	994,624
Iberdrola Finance Ireland Ltd. (Spain), Sr. Unsec. Gtd. Notes, 3.80%, 09/11/14(c)	200,000	201,171
Louisville Gas & Electric Co., Sr. Sec. First Mortgage Global Bonds, 1.63%, 11/15/15	405,000	411,221
Ohio Power Co., Series M, Sr. Unsec. Notes, 5.38%, 10/01/21	200,000	233,859
PPL Electric Utilities Corp., Sr. Sec. First Mortgage Bonds, 6.25%, 05/15/39	50,000	65,295
Virginia Electric & Power Co., Sr. Unsec. Notes, 5.00%, 06/30/19	15,000	17,056
		3,727,819

Electrical Components & Equipment–0.06%
Eaton Corp., Sr. Unsec. Gtd. Global Notes, 0.95%, 11/02/15	740,000	743,567

Fertilizers & Agricultural Chemicals–0.06%
Monsanto Co., Sr. Unsec. Global Notes, 2.13%, 07/15/19	305,000	306,040
3.38%, 07/15/24	210,000	211,724
3.60%, 07/15/42	365,000	323,283
		841,047

Food Retail–0.10%
Kroger Co. (The), Sr. Unsec. Global Notes, 3.30%, 01/15/21	1,295,000	1,327,311

General Merchandise Stores–0.06%
Target Corp., Sr. Unsec. Global Notes, 2.90%, 01/15/22	760,000	763,162

Gold–0.11%
Barrick North America Finance LLC (Canada), Sr. Unsec. Gtd. Global Notes, 5.70%, 05/30/41	500,000	518,603
Gold Fields Orogen Holding BVI Ltd. (South Africa), Sr. Unsec. Gtd. Notes, 4.88%, 10/07/20(c)	465,000	427,800
Newmont Mining Corp., Sr. Unsec. Gtd. Global Notes, 3.50%, 03/15/22	620,000	598,478
		1,544,881

Health Care Distributors–0.15%
AmerisourceBergen Corp., Sr. Unsec. Bonds, 3.40%, 05/15/24	940,000	936,221
McKesson Corp., Sr. Unsec. Global Notes, 2.28%, 03/15/19	1,095,000	1,099,885
		2,036,106

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Equity and Income Fund

	Principal Amount	Value
Health Care Equipment–0.57%
CareFusion Corp., Sr. Unsec. Global Notes, 3.88%, 05/15/24	$685,000	$692,658
4.88%, 05/15/44	750,000	758,140
Edwards Lifesciences Corp., Sr. Unsec. Global Notes, 2.88%, 10/15/18	731,000	747,039
Medtronic Inc., Sr. Unsec. Global Notes, 4.00%, 04/01/43	525,000	501,548
4.63%, 03/15/44	525,000	550,616
NuVasive Inc., Sr. Unsec. Conv. Notes, 2.75%, 07/01/17	1,104,000	1,268,220
Volcano Corp., Sr. Unsec. Conv. Notes, 1.75%, 12/01/17	3,297,000	3,200,151
		7,718,372

Health Care Facilities–0.51%
Brookdale Senior Living Inc., Sr. Unsec. Conv. Notes, 2.75%, 06/15/18	2,241,000	3,060,366
HealthSouth Corp., Sr. Unsec. Sub. Conv. Notes, 2.00%, 12/01/20(d)	3,465,000	3,813,665
		6,874,031

Health Care REIT’s–0.19%
HCP, Inc., Sr. Unsec. Global Notes, 4.20%, 03/01/24	480,000	495,452
Health Care REIT, Inc., Sr. Unsec. Global Notes, 4.50%, 01/15/24	615,000	647,223
Senior Housing Properties Trust, Sr. Unsec. Notes, 4.30%, 01/15/16	495,000	513,872
Ventas Realty L.P., Sr. Unsec. Gtd. Notes, 5.70%, 09/30/43	215,000	250,645
Ventas Realty L.P./Ventas Capital Corp., Sr. Unsec. Gtd. Notes, 2.70%, 04/01/20	430,000	428,102
4.25%, 03/01/22	200,000	211,953
		2,547,247

Health Care Services–0.73%
Express Scripts Holding Co., Sr. Unsec. Gtd. Global Notes, 2.25%, 06/15/19	940,000	938,096
Sr. Unsec. Gtd. Notes, 3.13%, 05/15/16	300,000	312,579
Medco Health Solutions Inc., Sr. Unsec. Gtd. Notes, 2.75%, 09/15/15	220,000	225,337
Sr. Unsec. Gtd. Sub. Conv. Notes, 3.50%, 02/15/44	1,903,000	2,164,663
3.75%, 04/01/42	2,681,000	4,448,784
Series OCR, Sr. Unsec. Gtd. Conv. Deb., 3.25%, 12/15/15(d)	1,625,000	1,736,719
		9,826,178

Homebuilding–0.08%
MDC Holdings, Inc., Sr. Unsec. Gtd. Notes, 6.00%, 01/15/43	1,050,000	1,017,133

	Principal Amount	Value
Hotels, Resorts & Cruise Lines–0.07%
Wyndham Worldwide Corp., Sr. Unsec. Notes, 2.95%, 03/01/17	$335,000	$348,026
5.63%, 03/01/21	580,000	654,540
		1,002,566

Housewares & Specialties–0.09%
Tupperware Brands Corp., Sr. Unsec. Gtd. Global Notes, 4.75%, 06/01/21	1,160,000	1,250,646

Hypermarkets & Super Centers–0.03%
Wal-Mart Stores, Inc., Sr. Unsec. Global Bonds, 3.30%, 04/22/24	360,000	364,112
Sr. Unsec. Global Notes, 6.50%, 08/15/37	50,000	66,002
		430,114

Industrial Conglomerates–0.09%
General Electric Capital Corp., Sr. Unsec. Medium-Term Global Notes, 6.00%, 08/07/19	300,000	355,711
Series C, Jr. Unsec. Sub. Global Bonds, 5.25%(e)	900,000	918,000
		1,273,711

Industrial Machinery–0.06%
Pentair Finance S.A., Sr. Unsec. Gtd. Global Notes, 5.00%, 05/15/21	690,000	762,941

Insurance Brokers–0.03%
Marsh & McLennan Cos., Inc., Sr. Unsec. Global Notes, 4.05%, 10/15/23	410,000	432,446

Integrated Oil & Gas–0.19%
BP Capital Markets PLC (United Kingdom), Sr. Unsec. Gtd. Global Notes, 2.24%, 05/10/19	985,000	993,307
Chevron Corp., Sr. Unsec. Global Notes, 1.72%, 06/24/18	520,000	524,594
Husky Energy Inc. (Canada), Sr. Unsec. Global Notes, 3.95%, 04/15/22	300,000	318,182
Petrobras Global Finance B.V. (Brazil), Sr. Unsec. Gtd. Global Notes, 5.63%, 05/20/43	645,000	580,489
Shell International Finance B.V. (Netherlands), Sr. Unsec. Gtd. Global Notes, 3.10%, 06/28/15	115,000	118,156
		2,534,728

Integrated Telecommunication Services–0.56%
AT&T Corp., Sr. Unsec. Gtd. Global Notes, 8.00%, 11/15/31	4,000	5,882
AT&T Inc., Sr. Unsec. Global Notes, 5.35%, 09/01/40	101,000	110,080
6.15%, 09/15/34	140,000	167,594
British Telecommunications PLC (United Kingdom), Sr. Unsec. Global Notes, 1.25%, 02/14/17	550,000	550,441

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Equity and Income Fund

	Principal Amount	Value
Integrated Telecommunication Services–(continued)
Deutsche Telekom International Finance B.V. (Germany), Sr. Unsec. Gtd. Global Bonds, 8.75%, 06/15/30	$155,000	$227,246
Telefonica Emisiones SAU (Spain), Sr. Unsec. Gtd. Global Notes, 7.05%, 06/20/36	360,000	456,061
Verizon Communications, Inc., Sr. Unsec. Global Notes, 3.00%, 04/01/16	230,000	238,560
5.15%, 09/15/23	1,390,000	1,551,830
6.40%, 09/15/33	1,910,000	2,346,231
6.40%, 02/15/38	300,000	369,020
6.55%, 09/15/43	1,240,000	1,565,908
		7,588,853

Internet Software & Services–0.13%
Baidu Inc. (China), Sr. Unsec. Global Notes, 3.25%, 08/06/18	685,000	711,204
Tencent Holdings Ltd. (China), Sr. Unsec. Notes, 3.38%, 05/02/19(c)	975,000	997,420
		1,708,624

Investment Banking & Brokerage–1.32%
Charles Schwab Corp. (The), Sr. Unsec. Notes, 4.45%, 07/22/20	510,000	568,927
Goldman Sachs Group, Inc. (The), Sr. Unsec. Global Notes, 5.25%, 07/27/21	400,000	449,651
6.15%, 04/01/18	550,000	630,788
Sr. Unsec. Medium-Term Global Notes, 3.70%, 08/01/15	65,000	67,072
Unsec. Global Notes, 2.63%, 01/31/19	535,000	543,094
Unsec. Sub. Global Notes, 6.75%, 10/01/37	385,000	461,047
Series 0000, Sr. Unsec. Exchangeable Basket-Linked Conv. Medium-Term Notes,
1.00%, 03/15/17(c)(f)	3,328,000	4,294,118
1.00%, 09/28/20(c)(g)	6,230,000	6,643,859
Jefferies Group LLC, Sr. Unsec. Conv. Deb., 3.88%, 11/01/17(d)	1,303,000	1,398,282
Macquarie Group Ltd. (Australia), Sr. Unsec. Notes, 6.00%, 01/14/20(c)	300,000	340,423
Morgan Stanley, Sr. Unsec. Global Notes, 6.38%, 07/24/42	705,000	878,234
Sr. Unsec. Medium-Term Global Notes, 4.00%, 07/24/15	610,000	631,842
Sr. Unsec. Notes, 3.45%, 11/02/15	715,000	740,645
5.75%, 01/25/21	220,000	256,096
		17,904,078

Life & Health Insurance–0.19%
Aegon N.V. (Netherlands), Sr. Unsec. Global Bonds, 4.63%, 12/01/15	275,000	289,906

	Principal Amount	Value
Life & Health Insurance–(continued)
Lincoln National Corp., Sr. Unsec. Global Notes, 4.00%, 09/01/23	$460,000	$478,676
MetLife, Inc., Sr. Unsec. Global Notes, 4.75%, 02/08/21	410,000	459,336
Pacific LifeCorp., Sr. Unsec. Notes, 6.00%, 02/10/20(c)	215,000	247,633
Prudential Financial, Inc., Sr. Unsec. Medium-Term Notes, 5.10%, 08/15/43	410,000	443,664
Series D, Sr. Unsec. Medium-Term Notes, 3.88%, 01/14/15	50,000	50,932
4.75%, 09/17/15	255,000	267,641
6.63%, 12/01/37	110,000	142,361
7.38%, 06/15/19	105,000	130,165
		2,510,314

Managed Health Care–0.59%
Aetna, Inc., Sr. Unsec. Global Notes, 3.95%, 09/01/20	605,000	657,193
UnitedHealth Group Inc., Sr. Unsec. Global Notes, 1.63%, 03/15/19	535,000	527,620
WellPoint Inc., Sr. Unsec. Conv. Bonds, 2.75%, 10/15/42	4,455,000	6,846,778
		8,031,591

Movies & Entertainment–0.05%
Live Nation Entertainment, Inc., Sr. Unsec. Conv. Notes, 2.50%, 05/15/19(c)	462,000	482,212
Time Warner, Inc., Sr. Unsec. Gtd. Notes, 5.88%, 11/15/16	130,000	144,734
		626,946

Multi-Utilities–0.03%
Enable Midstream Partners L.P., Sr. Unsec. Gtd. Notes, 2.40%, 05/15/19(c)	440,000	440,938

Office REIT’s–0.07%
Digital Realty Trust L.P., Sr. Unsec. Gtd. Global Notes, 4.50%, 07/15/15	335,000	344,616
Piedmont Operating Partnership L.P., Sr. Unsec. Gtd. Global Notes, 4.45%, 03/15/24	605,000	618,937
		963,553

Office Services & Supplies–0.04%
Pitney Bowes Inc., Sr. Unsec. Global Notes, 4.63%, 03/15/24	500,000	518,447

Oil & Gas Drilling–0.10%
Noble Holding International Ltd., Sr. Unsec. Gtd. Global Notes, 2.50%, 03/15/17	150,000	153,493
Rowan Cos. Inc., Sr. Unsec. Gtd. Notes, 5.85%, 01/15/44	1,165,000	1,260,825
		1,414,318

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Equity and Income Fund

	Principal Amount	Value
Oil & Gas Equipment & Services–0.11%
Helix Energy Solutions Group, Inc., Sr. Unsec. Conv. Notes, 3.25%, 03/15/18(d)	$1,126,000	$1,522,915

Oil & Gas Exploration & Production–0.74%
Cobalt International Energy Inc., Sr. Unsec. Conv. Notes, 2.63%, 12/01/19	4,246,000	3,922,243
Noble Energy, Inc., Sr. Unsec. Global Notes, 5.25%, 11/15/43	830,000	916,971
Petroleos Mexicanos (Mexico), Sr. Unsec. Gtd. Global Notes, 4.88%, 01/24/22	570,000	618,082
Southwestern Energy Co., Sr. Unsec. Gtd. Global Notes, 4.10%, 03/15/22	675,000	716,230
Stone Energy Corp., Sr. Unsec. Gtd. Conv. Notes, 1.75%, 03/01/17	3,053,000	3,879,218
		10,052,744

Oil & Gas Refining & Marketing–0.03%
Phillips 66, Sr. Unsec. Gtd. Global Notes, 1.95%, 03/05/15	385,000	388,934

Oil & Gas Storage & Transportation–0.30%
Enterprise Products Operating LLC, Sr. Unsec. Gtd. Global Notes, 5.25%, 01/31/20	155,000	177,097
Sr. Unsec. Gtd. Notes, 6.45%, 09/01/40	25,000	31,652
Series N, Sr. Unsec. Gtd. Notes, 6.50%, 01/31/19	245,000	291,022
Plains All American Pipeline L.P./PAA Finance Corp., Sr. Unsec. Global Notes, 3.65%, 06/01/22	355,000	366,879
Spectra Energy Capital LLC, Sr. Unsec. Gtd. Notes, 7.50%, 09/15/38	120,000	156,226
Sunoco Logistics Partners Operations L.P., Sr. Unsec. Gtd. Notes, 5.30%, 04/01/44	645,000	679,291
5.50%, 02/15/20	535,000	607,692
Texas Eastern Transmission L.P., Sr. Unsec. Notes, 7.00%, 07/15/32	185,000	244,833
Western Gas Partners L.P., Sr. Unsec. Notes, 5.45%, 04/01/44	600,000	661,785
Williams Partners L.P., Sr. Unsec. Global Notes, 5.40%, 03/04/44	890,000	953,919
		4,170,396

Other Diversified Financial Services–0.37%
Citigroup Inc., Sr. Unsec. Global Notes, 6.01%, 01/15/15	65,000	66,884
6.13%, 11/21/17	495,000	565,905
8.50%, 05/22/19	455,000	582,874
Unsec. Sub. Global Notes, 3.50%, 05/15/23	775,000	756,574
5.30%, 05/06/44	250,000	260,120
6.68%, 09/13/43	815,000	1,007,897

	Principal Amount	Value
Other Diversified Financial Services–(continued)
ERAC USA Finance LLC, Sr. Unsec. Gtd. Notes, 2.35%, 10/15/19(c)	$935,000	$933,635
ING Bank N.V. (Netherlands), Sr. Unsec. Notes, 3.75%, 03/07/17(c)	755,000	803,009
		4,976,898

Packaged Foods & Meats–0.07%
Grupo Bimbo S.A.B. de C.V. (Mexico), Sr. Unsec. Notes, 3.88%, 06/27/24(c)	765,000	763,880
Mondelez International Inc., Sr. Unsec. Global Notes, 6.50%, 02/09/40	174,000	222,930
		986,810

Paper Packaging–0.10%
Packaging Corp. of America, Sr. Unsec. Global Notes, 4.50%, 11/01/23	1,215,000	1,302,113

Paper Products–0.02%
International Paper Co., Sr. Unsec. Global Notes, 6.00%, 11/15/41	245,000	289,260

Personal Products–0.01%
Avon Products Inc., Sr. Unsec. Global Notes, 2.38%, 03/15/16	155,000	157,487

Pharmaceuticals–0.82%
AbbVie Inc., Sr. Unsec. Global Notes, 1.20%, 11/06/15	1,620,000	1,630,888
Actavis Funding SCS, Sr. Unsec. Gtd. Notes, 4.85%, 06/15/44(c)	950,000	956,762
GlaxoSmithKline Capital Inc. (United Kingdom), Sr. Unsec. Gtd. Global Bonds, 5.65%, 05/15/18	75,000	85,939
6.38%, 05/15/38	70,000	91,089
Merck Sharp & Dohme Corp., Sr. Unsec. Gtd. Global Notes, 5.00%, 06/30/19	280,000	319,098
Mylan Inc., Sr. Unsec. Gtd. Notes, 6.00%, 11/15/18(c)	1,045,000	1,094,637
Novartis Capital Corp. (Switzerland), Sr. Unsec. Gtd. Global Notes, 4.40%, 05/06/44	1,300,000	1,352,763
Perrigo Co. PLC, Sr. Unsec. Gtd. Notes, 2.30%, 11/08/18(c)	405,000	405,107
Salix Pharmaceuticals Ltd., Sr. Unsec. Conv. Notes, 1.50%, 03/15/19	2,467,000	4,855,364
Zoetis Inc., Sr. Unsec. Global Notes, 4.70%, 02/01/43	365,000	371,582
		11,163,229

Property & Casualty Insurance–0.16%
CNA Financial Corp., Sr. Unsec. Global Bonds, 5.88%, 08/15/20	325,000	380,847
Sr. Unsec. Notes, 7.35%, 11/15/19	25,000	30,907
Markel Corp., Sr. Unsec. Notes, 5.00%, 03/30/43	385,000	403,037
Old Republic International Corp., Sr. Unsec. Conv. Notes, 3.75%, 03/15/18	195,000	243,628

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Equity and Income Fund

	Principal Amount	Value
Property & Casualty Insurance–(continued)
Travelers Cos., Inc. (The), Sr. Unsec. Global Notes, 4.60%, 08/01/43	$665,000	$705,242
WR Berkley Corp., Sr. Unsec. Global Notes, 4.63%, 03/15/22	420,000	452,422
		2,216,083

Railroads–0.25%
Burlington Northern Santa Fe, LLC, Sr. Unsec. Deb., 5.15%, 09/01/43	1,990,000	2,203,674
CSX Corp., Sr. Unsec. Notes, 5.50%, 04/15/41	380,000	439,040
Union Pacific Corp., Sr. Unsec. Global Notes, 3.65%, 02/15/24	101,000	105,227
Sr. Unsec. Notes, 4.85%, 06/15/44	570,000	632,182
		3,380,123

Regional Banks–0.07%
Nationwide Building Society (United Kingdom), Sr. Unsec. Notes, 6.25%, 02/25/20(c)	485,000	573,078
PNC Funding Corp., Sr. Unsec. Gtd. Global Notes, 5.13%, 02/08/20	360,000	410,615
		983,693

Reinsurance–0.06%
Reinsurance Group of America Inc., Sr. Unsec. Medium-Term Notes, 4.70%, 09/15/23	780,000	840,119

Renewable Electricity–0.04%
Oglethorpe Power Corp., Sr. Sec. First Mortgage Bonds, 4.55%, 06/01/44	581,000	589,013

Retail REIT’s–0.02%
WEA Finance LLC (Australia), Sr. Unsec. Gtd. Notes, 7.13%, 04/15/18(c)	270,000	319,343

Semiconductor Equipment–0.52%
Lam Research Corp., Series B, Sr. Unsec. Conv. Notes, 1.25%, 05/15/18	3,026,000	4,149,403
Novellus Systems Inc., Sr. Unsec. Gtd. Conv. Notes, 2.63%, 05/15/41	1,399,000	2,838,221
		6,987,624

Semiconductors–0.66%
Micron Technology Inc., Series G, Sr. Unsec. Conv. Global Bonds, 3.00%, 11/15/28(d)	3,239,000	4,188,432
NVIDIA Corp., Sr. Unsec. Conv. Notes, 1.00%, 12/01/18(c)	4,339,000	4,810,866
		8,999,298

Soft Drinks–0.09%
PepsiCo, Inc., Sr. Unsec. Global Notes, 3.60%, 03/01/24	1,175,000	1,214,927

Sovereign Debt–0.01%
Brazilian Government International Bond (Brazil), Sr. Unsec. Global Bonds, 6.00%, 01/17/17	100,000	111,700

	Principal Amount	Value
Sovereign Debt–(continued)
Peruvian Government International Bond (Peru), Sr. Unsec. Global Notes, 7.13%, 03/30/19	$10,000	$12,188
		123,888

Specialized Finance–0.09%
Moody’s Corp., Sr. Unsec. Global Notes, 4.50%, 09/01/22	935,000	984,663
National Rural Utilities Cooperative Finance Corp., Sr. Sec. Collateral Trust Bonds, 3.05%, 02/15/22	195,000	198,344
		1,183,007

Specialized REIT’s–0.33%
American Tower Corp., Sr. Unsec. Global Notes, 3.40%, 02/15/19	740,000	776,003
4.63%, 04/01/15	170,000	175,105
5.00%, 02/15/24	560,000	608,598
Sr. Unsec. Notes, 4.50%, 01/15/18	950,000	1,035,947
Crown Castle Towers LLC, Sr. Sec. Gtd. Notes, 3.21%, 08/15/15(c)	370,000	376,003
6.11%, 01/15/20(c)	770,000	901,862
EPR Properties, Sr. Unsec. Gtd. Notes, 5.25%, 07/15/23	615,000	642,962
		4,516,480

Steel–0.40%
ArcelorMittal (Luxembourg), Sr. Unsec. Global Bonds, 10.35%, 06/01/19	446,000	571,995
Sr. Unsec. Global Notes, 4.25%, 08/05/15	585,000	600,385
6.13%, 06/01/18	15,000	16,519
7.25%, 03/01/41	115,000	123,625
United States Steel Corp., Sr. Unsec. Conv. Notes, 2.75%, 04/01/19	2,481,000	3,093,497
Vale Overseas Ltd. (Brazil), Sr. Unsec. Gtd. Global Notes, 4.63%, 09/15/20	20,000	21,511
5.63%, 09/15/19	660,000	742,870
Vale S.A. (Brazil), Sr. Unsec. Global Notes, 5.63%, 09/11/42	185,000	179,385
		5,349,787

Systems Software–0.26%
NetSuite Inc., Sr. Unsec. Conv. Notes, 0.25%, 06/01/18	2,326,000	2,397,234
Oracle Corp., Sr. Unsec. Notes, 4.30%, 07/08/34	1,145,000	1,144,542
		3,541,776

Technology Hardware, Storage & Peripherals–0.66%
Apple Inc., Sr. Unsec. Global Notes, 3.45%, 05/06/24	305,000	307,448
Hewlett-Packard Co., Sr. Unsec. Global Notes, 2.63%, 12/09/14	420,000	424,039
SanDisk Corp., Sr. Unsec. Conv. Notes, 0.50%, 10/15/20(c)	5,776,000	7,295,810

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Equity and Income Fund

	Principal Amount	Value
Technology Hardware, Storage & Peripherals–(continued)
Seagate HDD Cayman, Sr. Unsec. Gtd. Bonds, 4.75%, 01/01/25(c)	$900,000	$894,375
		8,921,672

Thrifts & Mortgage Finance–0.90%
MGIC Investment Corp., Sr. Unsec. Conv. Notes, 2.00%, 04/01/20	710,000	1,060,562
5.00%, 05/01/17	6,201,000	7,255,170
Radian Group Inc., Sr. Unsec. Conv. Notes, 2.25%, 03/01/19	412,000	619,545
3.00%, 11/15/17	2,275,000	3,301,594
		12,236,871

Tobacco–0.13%
Altria Group, Inc., Sr. Unsec. Gtd. Global Notes, 4.13%, 09/11/15	35,000	36,427
Philip Morris International Inc., Sr. Unsec. Global Notes, 3.60%, 11/15/23	405,000	419,068
4.88%, 11/15/43	1,210,000	1,309,231
		1,764,726

Trucking–0.07%
Penske Truck Leasing Co., L.P./PTL Finance Corp., Sr. Unsec. Notes, 2.50%, 03/15/16(c)	670,000	687,517
Ryder System, Inc., Sr. Unsec. Medium-Term Notes, 3.15%, 03/02/15	280,000	284,866
		972,383

Wireless Telecommunication Services–0.10%
America Movil S.A.B. de C.V. (Mexico), Sr. Unsec. Global Notes, 4.38%, 07/16/42	600,000	562,943
Sr. Unsec. Gtd. Global Notes, 2.38%, 09/08/16	255,000	262,354
Rogers Communications Inc. (Canada), Sr. Unsec. Gtd. Global Notes, 4.50%, 03/15/43	585,000	570,699
		1,395,996
Total Bonds and Notes (Cost $241,313,603)		274,904,361

U.S. Treasury Securities–7.95%
U.S. Treasury Bills–0.01%
0.04%, 11/13/14(h)(i)	175,000	174,971

U.S. Treasury Notes–7.67%
2.63%, 07/31/14	1,100,000	1,102,239
2.38%, 10/31/14	15,720,000	15,840,620
2.13%, 11/30/14	5,250,000	5,294,407
2.25%, 01/31/15	6,000,000	6,076,115
2.50%, 03/31/15	275,000	279,952
2.13%, 05/31/15	680,000	692,357
2.25%, 03/31/16	2,000,000	2,066,115
0.50%, 06/30/16	18,393,000	18,408,740
0.63%, 05/31/17	380,000	377,428
0.88%, 06/15/17	22,045,000	22,050,853

	Principal Amount	Value
U.S. Treasury Notes–(continued)
0.75%, 06/30/17	$9,000,000	$8,964,431
0.75%, 02/28/18	6,200,000	6,102,980
1.25%, 01/31/19	8,000,000	7,909,627
1.63%, 06/30/19	5,035,000	5,034,818
3.63%, 08/15/19	1,525,000	1,674,123
3.38%, 11/15/19	300,000	325,962
3.63%, 02/15/20	46,000	50,592
2.63%, 11/15/20	600,000	623,154
2.50%, 05/15/24	987,000	985,209
		103,859,722

U.S. Treasury Bonds–0.27%
5.38%, 02/15/31	1,720,000	2,255,951
4.50%, 08/15/39	40,000	48,672
4.38%, 05/15/40	80,000	95,757
3.63%, 02/15/44	1,260,000	1,327,243
		3,727,623
Total U.S. Treasury Securities (Cost $107,046,270)		107,762,316

	Shares
Preferred Stocks–0.94%
Asset Management & Custody Banks–0.17%
AMG Capital Trust II, $2.58 Jr. Gtd. Sub. Conv. Pfd.	25,000	1,576,563
State Street Corp., Series D, 5.90% Pfd.(b)	30,000	787,875
		2,364,438

Diversified Banks–0.09%
Wells Fargo & Co., 5.85% Pfd.	45,000	1,167,300

Oil & Gas Storage & Transportation–0.39%
El Paso Energy Capital Trust I, $2.38, Jr. Unsec. Gtd. Sub. Conv. Pfd.	95,499	5,281,095

Regional Banks–0.29%
KeyCorp, Series A, $7.75 Conv. Pfd.	30,290	3,969,504
Total Preferred Stocks (Cost $9,168,932)		12,782,337

	Principal Amount
U.S. Government Sponsored Agency Securities–0.52%
Federal Home Loan Mortgage Corp. (FHLMC)–0.38%
Unsec. Global Notes, 3.00%, 07/28/14	$1,020,000	1,022,266
4.88%, 06/13/18	1,000,000	1,136,499
5.00%, 04/18/17	1,500,000	1,673,149
5.50%, 08/23/17	140,000	159,419
6.75%, 03/15/31	750,000	1,077,189
		5,068,522

Federal National Mortgage Association (FNMA)–0.14%
Unsec. Global Notes, 2.63%, 11/20/14	130,000	131,275
4.38%, 10/15/15	1,700,000	1,789,423
		1,920,698
Total U.S. Government Sponsored Agency Securities (Cost $6,590,502)		6,989,220

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Equity and Income Fund

	Principal Amount	Value
U.S. Government Sponsored Agency Mortgage-Backed Securities–0.00%
Federal Home Loan Mortgage Corp. (FHLMC)–0.00%
Pass Through Ctfs., 6.50%, 02/01/26	$2,619	$2,953
5.50%, 02/01/37	134	149
		3,102

Federal National Mortgage Association (FNMA)–0.00%
Pass Through Ctfs., 6.00%, 01/01/17	395	410
5.50%, 03/01/21	225	246
8.00%, 08/01/21	2,308	2,478
9.50%, 04/01/30	6,118	7,223
		10,357
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $12,573)		13,459

	Shares	Value
Money Market Funds–7.65%
Liquid Assets Portfolio–Institutional Class(j)	51,790,016	$51,790,016
Premier Portfolio–Institutional Class(j)	51,790,015	51,790,015
Total Money Market Funds (Cost $103,580,031)		103,580,031
TOTAL INVESTMENTS–100.07% (Cost $1,078,129,361)		1,355,837,333
OTHER ASSETS LESS LIABILITIES–(0.07)%		(941,558)
NET ASSETS–100.00%		$1,354,895,775

Investment Abbreviations:

ADR	– American Depositary Receipt
Conv.	– Convertible
Ctfs.	– Certificates
Deb.	– Debentures

Gtd.	– Guaranteed
Jr.	– Junior
Pfd.	– Preferred
REIT	– Real Estate Investment Trust

Sec.	– Secured
Sr.	– Senior
Sub.	– Subordinated
Unsec.	– Unsecured

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at June 30, 2014 was $73,763,759, which represented 5.44% of the Fund’s Net Assets.
(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(e)	Perpetual bond with no specified maturity date.
(f)	Exchangeable for a basket of four common stocks and one ordinary share.
(g)	Exchangeable for a basket of five common stocks.
(h)	Security traded on a discount basis. The interest rate show represents the discount rate at the time of purchase by the Fund.
(i)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1K and Note 4.
(j)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Net Assets

as of June 30, 2014

Financials	23.3%
Health Care	12.4
Information Technology	11.4
Energy	9.7
Consumer Discretionary	8.6
Unknown	8.5
Industrials	7.1
Consumer Staples	4.2
Materials	3.2
Telecommunication Services	2.4
Utilities	1.6
Money Market Funds Plus Other Assets Less Liabilities	7.6

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Equity and Income Fund

Statement of Assets and Liabilities

June 30, 2014

(Unaudited)

Statement of Operations

For the six months ended June 30, 2014

(Unaudited)

Assets:
Investments, at value (Cost $974,549,330)	$1,252,257,302
Investments in affiliated money market funds, at value and cost	103,580,031
Total investments, at value (Cost $1,078,129,361)	1,355,837,333
Foreign currencies, at value (Cost $238,163)	238,948
Receivable for:
Investments sold	29,050,157
Fund shares sold	153,891
Dividends and interest	3,812,574
Investment for trustee deferred compensation and retirement plans	147,481
Total assets	1,389,240,384

Liabilities:
Payable for:
Investments purchased	29,967,561
Fund shares reacquired	1,243,673
Forward foreign currency contracts outstanding	571,856
Variation margin — futures	12,664
Accrued fees to affiliates	2,350,316
Accrued trustees’ and officers’ fees and benefits	536
Accrued other operating expenses	30,637
Trustee deferred compensation and retirement plans	167,366
Total liabilities	34,344,609
Net assets applicable to shares outstanding	$1,354,895,775

Net assets consist of:
Shares of beneficial interest	$926,752,626
Undistributed net investment income	30,112,624
Undistributed net realized gain	120,848,870
Net unrealized appreciation	277,181,655
$1,354,895,775

Net Assets:
Series I	$61,147,695
Series II	$1,293,748,080

Shares outstanding, $0.001 par value per share, with an unlimited number of shares authorized:
Series I	3,101,351
Series II	65,924,541
Series I:
Net asset value and offering price per share	$19.72
Series II:
Net asset value per share	$19.62

Investment income:
Dividends (net of foreign withholding taxes of $282,247)	$16,205,622
Dividends from affiliated money market funds	18,815
Interest	4,246,275
Total investment income	20,470,712

Expenses:
Advisory fees	2,470,036
Administrative services fees	1,712,857
Custodian fees	27,821
Distribution fees — Series II	1,557,758
Transfer agent fees	12,499
Trustees’ and officers’ fees and benefits	21,201
Other	92,273
Total expenses	5,894,445
Less: Fees waived	(64,075)
Net expenses	5,830,370
Net investment income	14,640,342

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	62,538,146
Foreign currencies	25,780
Forward foreign currency contracts	(958,912)
Futures contracts	(367,063)
61,237,951
Change in net unrealized appreciation (depreciation) of:
Investment securities	1,047,944
Foreign currencies	(268)
Forward foreign currency contracts	35,061
Futures contracts	(161,778)
920,959
Net realized and unrealized gain	62,158,910
Net increase in net assets resulting from operations	$76,799,252

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Equity and Income Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2014 and the year ended December 31, 2013

(Unaudited)

	June 30, 2014	December 31, 2013
Operations:
Net investment income	$14,640,342	$16,018,000
Net realized gain	61,237,951	91,385,848
Change in net unrealized appreciation	920,959	149,760,286
Net increase in net assets resulting from operations	76,799,252	257,164,134

Distributions to shareholders from net investment income:
Series I	—	(922,674)
Series ll	—	(17,292,155)
Total distributions from net investment income	—	(18,214,829)

Share transactions–net:
Series l	(2,634,575)	(5,778,611)
Series ll	(23,602,354)	54,234,443
Net increase(decrease) in net assets resulting from share transactions	(26,236,929)	48,455,832
Net increase in net assets	50,562,323	287,405,137

Net assets:
Beginning of period	1,304,333,452	1,016,928,315
End of period (includes undistributed net investment income of $30,112,624 and $15,472,282, respectively)	$1,354,895,775	$1,304,333,452

Notes to Financial Statements

June 30, 2014

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco V.I. Equity and Income Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty-four separate portfolios, (each constituting a “Fund”). The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

The Fund’s investment objectives are both capital appreciation and current income.

The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Invesco V.I. Equity and Income Fund

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain

Invesco V.I. Equity and Income Fund

tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

J.	Forward Foreign Currency Contracts — The Fund may enter into forward foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A forward foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
K.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
L.	Collateral — To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

Invesco V.I. Equity and Income Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $150 million	0.50%
Next $100 million	0.45%
Next $100 million	0.40%
Over $350 million	0.35%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2015, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 1.50% and Series II shares to 1.75% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2015. The fee waiver agreement cannot be terminated during its term. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.

Further, the Adviser has contractually agreed, through at least June 30, 2016, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended June 30, 2014, the Adviser waived advisory fees of $64,075.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants’ accounts. Pursuant to such agreement, for the six months ended June 30, 2014, Invesco was paid $152,576 for accounting and fund administrative services and reimbursed $1,560,281 for services provided by insurance companies.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2014, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2014, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.

For the six months ended June 30, 2014, the Fund incurred $3,332 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Invesco V.I. Equity and Income Fund

The following is a summary of the tiered valuation input levels, as of June 30, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$954,911,595	$11,256,382	$—	$966,167,977
U.S. Treasury Securities	—	107,762,316	—	107,762,316
U.S. Government Sponsored Agency Securities	—	7,002,679	—	7,002,679
Corporate Debt Securities	—	274,780,473	—	274,780,473
Foreign Government Debt Securities	—	123,888	—	123,888
	954,911,595	400,925,738	—	1,355,837,333
Forward Foreign Currency Contracts*	—	(571,856)	—	(571,856)
Futures*	40,843	—	—	40,843
Total Investments	$954,952,438	$400,353,882	$—	$1,355,306,320

*	Unrealized appreciation (depreciation).

NOTE 4—Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of June 30, 2014:

	Value
Risk Exposure/Derivative Type	Assets	Liabilities
Currency risk
Forward foreign currency contracts(a)	$—	$(571,856)
Interest rate risk
Futures contracts(b)	40,843	—
Total	$40,843	$(571,856)

(a)	Values are disclosed on the Statement of Assets and Liabilities under the caption Forward foreign currency contracts outstanding.
(b)	Includes cumulative appreciation of futures contracts. Only current day’s variation margin receivable is reported within the Statement of Assets and Liabilities.

Effect of Derivative Investments for the six months ended June 30, 2014

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statement of Operations
	Futures Contracts	Forward Foreign Currency Contracts
Realized Gain (Loss)
Currency risk	$—	$(958,912)
Interest rate risk	(367,063)	—
Change in Unrealized Appreciation (Depreciation)
Currency risk	$—	$35,061
Interest rate risk	(161,778)	—
Total	$(528,841)	$(923,851)

The table below summarizes the average notional value of futures contracts and forward foreign currency contracts outstanding during the period.

	Futures Contracts	Forward Foreign Currency Contracts
Average notional value	$12,840,164	$68,525,519

Invesco V.I. Equity and Income Fund

Open Forward Foreign Currency Contracts at Period-End
Settlement Date	Counterparty	Contract to				Notional Value	Unrealized Appreciation (Depreciation)
		Deliver		Receive
07/25/2014	Bank of New York Mellon (The)	CAD	7,893,285	USD	7,344,299	$7,392,303	$(48,004)
07/25/2014	State Street Bank and Trust Co.	CAD	7,902,291	USD	7,352,049	7,400,737	(48,688)
07/25/2014	Bank of New York Mellon (The)	CHF	4,244,220	USD	4,743,205	4,787,290	(44,085)
07/25/2014	State Street Bank and Trust Co.	CHF	4,223,068	USD	4,718,934	4,763,432	(44,498)
07/25/2014	Bank of New York Mellon (The)	EUR	9,592,684	USD	13,041,350	13,136,206	(94,856)
07/25/2014	State Street Bank and Trust Co.	EUR	9,666,740	USD	13,142,126	13,237,617	(95,491)
07/25/2014	Bank of New York Mellon (The)	GBP	6,693,712	USD	11,361,974	11,453,611	(91,637)
07/25/2014	State Street Bank and Trust Co.	GBP	6,689,120	USD	11,353,644	11,445,753	(92,109)
07/25/2014	Bank of New York Mellon (The)	ILS	4,231,364	USD	1,231,143	1,232,638	(1,495)
07/25/2014	State Street Bank and Trust Co.	ILS	24,810,886	USD	7,216,663	7,227,656	(10,993)
Total open forward foreign currency contracts — Currency Risk							$(571,856)

Currency Abbreviations:

CAD	– Canadian Dollar
CHF	– Swiss Franc
EUR	– Euro
GBP	– British Pound Sterling
ILS	– Israeli Shekel
USD	– U.S. Dollar

Open Futures Contracts at Period-End
Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation
U.S. Treasury 5 Year Notes	Short	45	September-2014	$(5,375,742)	$12,912
U.S. Treasury 10 Year Notes	Short	28	September-2014	(3,504,813)	14,378
U.S. Treasury Long Bond	Short	26	September-2014	(3,566,875)	13,553
Total Futures Contracts — Interest Rate Risk					$40,843

Offsetting Assets and Liabilities

Accounting Standards Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities, which was subsequently clarified in Financial Accounting Standards Board ASU 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” is intended to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting arrangements on the Statement of Assets and Liabilities and to enable investors to better understand the effect of those arrangements on its financial position. In order for an arrangement to be eligible for netting, the Fund must have a basis to conclude that such netting arrangements are legally enforceable. The Fund enters into netting agreements and collateral agreements in an attempt to reduce the Fund’s Counterparty credit risk by providing for a single net settlement with a Counterparty of all financial transactions covered by the agreement in an event of default as defined under such agreement.

There were no derivative instruments subject to a netting agreement for which the Fund is not currently netting. The following tables present derivative instruments that are either subject to an enforceable netting agreement or offset by collateral arrangements as of June 30, 2014.

Assets:
	Gross amounts presented in Statement of Assets & Liabilities*	Gross amounts offset in Statement of Assets & Liabilities	Net amounts of assets presented in the Statement of Assets and Liabilities	Collateral Received
Counterparty				Financial Instruments	Cash	Net Amount
Goldman Sachs & Co.	$40,843	$—	$40,843	$—	$—	$40,843

Liabilities:
	Gross amounts presented in Statement of Assets & Liabilities	Gross amounts offset in Statement of Assets & Liabilities	Net amounts of liabilities presented in the Statement of Assets and Liabilities	Collateral Pledged
Counterparty				Financial Instruments	Cash	Net Amount
Bank of New York Mellon (The)	$280,077	$—	$280,077	$—	$—	$280,077
State Street Bank and Trust Co.	291,779	—	291,779	—	—	291,779
Total	$571,856	$—	$571,856	$—	$—	$571,856

*	Includes cumulative appreciation of futures contracts.

Invesco V.I. Equity and Income Fund

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in 8 tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of December 31, 2013, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
December 31, 2016	$4,241,666	$—	$4,241,666
December 31, 2017	524,022	—	524,022
	$4,765,688	$—	$4,765,688

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2014 was $209,910,440 and $210,222,805, respectively. During the same period, purchases and sales of U.S. Treasury obligations were $276,574,797 and $282,418,839, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$283,854,349
Aggregate unrealized (depreciation) of investment securities	(9,152,896)
Net unrealized appreciation of investment securities	$274,701,453

Cost of investments for tax purposes is $1,081,135,880.

Invesco V.I. Equity and Income Fund

NOTE 9—Share Information

	Summary of Share Activity
	Six months ended June 30, 2014(a)		Year ended December 31, 2013
	Shares	Amount	Shares	Amount
Sold:
Series I	199,462	$3,808,709	337,298	$5,758,048
Series II	1,853,021	34,736,212	7,056,697	120,193,527

Issued as reinvestment of dividends:
Series I	—	—	52,544	922,674
Series II	—	—	987,559	17,292,155

Reacquired:
Series I	(342,111)	(6,443,284)	(726,382)	(12,459,333)
Series II	(3,098,481)	(58,338,566)	(4,866,125)	(83,251,239)
Net increase (decrease) in share activity	(1,388,109)	$(26,236,929)	2,841,591	$48,455,832

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 82% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(c)
Series I
Six months ended 06/30/14	$18.58	$0.23	$0.91	$1.14	$—	$19.72	6.14%	$61,148	0.65	%(d)	0.66	%(d)	2.49	%(d)	40%
Year ended 12/31/13	15.08	0.27	3.51	3.78	(0.28)	18.58	25.18	60,288	0.66		0.67		1.59		41
Year ended 12/31/12	13.65	0.28	1.42	1.70	(0.27)	15.08	12.49	53,990	0.66		0.67		1.85		31
Year ended 12/31/11	14.06	0.25	(0.41)	(0.16)	(0.25)	13.65	(1.19)	56,053	0.66		0.67		1.83		28
Year ended 12/31/10(e)	12.27	0.13	1.66	1.79	—	14.06	14.59	46	0.69	(f)	0.70	(f)	1.73	(f)	34
Series II
Six months ended 06/30/14	18.52	0.21	0.89	1.10	—	19.62	5.94	1,293,748	0.90	(d)	0.91	(d)	2.24	(d)	40
Year ended 12/31/13	15.05	0.23	3.50	3.73	(0.26)	18.52	24.88	1,244,045	0.91		0.92		1.34		41
Year ended 12/31/12	13.63	0.25	1.44	1.69	(0.27)	15.05	12.39	962,938	0.81		0.92		1.70		31
Year ended 12/31/11	14.05	0.25	(0.42)	(0.17)	(0.25)	13.63	(1.30)	864,716	0.71		0.92		1.78		28
Year ended 12/31/10	12.80	0.22	1.29	1.51	(0.26)	14.05	12.03	800,414	0.74		0.98		1.68		34
Year ended 12/31/09	10.77	0.24	2.11	2.35	(0.32)	12.80	22.49	672,782	0.74	(g)	1.04	(g)	2.09	(g)(h)	81

(a)	Calculate using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ending December 31, 2011, the portfolio turnover calculation excludes the value of securities purchased of $84,964,454 and sold of $24,142,395 in effect to realign the Fund’s portfolio holdings after the reorganization of Invesco V.I. Basic Balanced Fund, Invesco V.I. Income Builder Fund and Invesco V.I. Select Dimensions Balanced Fund into the Fund.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $59,469 and $1,256,534 for Series I and Series II shares, respectively.
(e)	Commencement date of June 1, 2010.
(f)	Annualized.
(g)	The ratios reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate was 0.01% for the year ended December 31, 2009.
(h)	Ratio of net investment income to average net assets without fee waivers and/or expenses absorbed was 1.79% for the year ended December 31, 2009.

Invesco V.I. Equity and Income Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2014 through June 30, 2014.

The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

Class	Beginning Account Value (01/01/14)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (06/30/14)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/14)	Expenses Paid During Period[2]
Series I	$1,000.00	$1,061.40	$3.32	$1,021.57	$3.26	0.65%
Series II	1,000.00	1,059.40	4.60	1,020.33	4.51	0.90

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2014 through June 30, 2014, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

Invesco V.I. Equity and Income Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of Invesco V.I. Equity and Income Fund’s (the Fund) investment advisory agreements. During contract renewal meetings held on June 16-17, 2014, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for the Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2014.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the management of a number of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned Invesco Funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether and on what terms to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Lipper Inc. (Lipper), an independent provider of investment company data. The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 17, 2014, and may not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Sub-Committees met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper VA Underlying Funds Mixed-Asset Target Allocation Growth Funds Index. The Board noted that performance of Series II shares of the Fund was in the first quintile of its performance universe for the one year period, the second quintile for the three year period and the third quintile for

Invesco V.I. Equity and Income Fund

the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Series II shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Series II shares of the Fund was below the median contractual management fee rate of funds in the expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees, but that Lipper does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least June 30, 2015 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers that are managed using an investment process substantially similar to the investment process used for the Fund. The Board noted that the Fund’s rate was above the rate of one such mutual fund and above the sub-adviser effective fee rate of two funds sub-advised by Invesco Advisers using a similar investment process and below the effective fee rate of one fund sub-advised by Invesco Advisers using a similar investment process. The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other client accounts that are managed using an investment process substantially similar to the investment process used for the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule and was assisted in this review by a report from the Senior Officer. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2013. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Lipper and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and that the research received may be used with other clients of Invesco Advisers and may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives periodic reports from the Chief Compliance Officer of the Invesco Funds demonstrating that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisors from the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds are fair and reasonable.

The Board also considered the Fund may use an affiliated broker to execute certain trades for the Fund to among other things, control information leakage, and were advised that such trades would be executed in compliance with rules under the Investment Company Act of 1940, as amended.

Invesco V.I. Equity and Income Fund

Semiannual Report to Shareholders	June 30, 2014
Invesco V.I. Global Core Equity Fund

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund’s Form N-Q filings are available on the SEC website, sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.

Invesco Distributors, Inc.

VIGCE-SAR-1

NOT FDIC INSURED   |   MAY LOSE VALUE   |   NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 12/31/13 to 6/30/14, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.

Series I Shares	4.86%
Series II Shares	4.65
MSCI World Index‚ (Broad Market/Style-Specific Index)	6.18
Lipper VUF Global Core Funds Index■ (Peer Group Index)	6.10
Source(s): ‚FactSet Research Systems Inc.; ■Lipper Inc.

The MSCI World IndexSM is an unmanaged index considered representative of stocks of developed countries. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

    The Lipper VUF Global Core Funds Index is an unmanaged index considered representative of global core variable insurance underlying funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

 Average Annual Total Returns

 As of 6/30/14

Series I Shares
Inception (1/2/97)	5.27%
10 Years	4.08
5 Years	11.14
1 Year	20.77

Series II Shares
10 Years	3.81%
5 Years	10.85
1 Year	20.40

Effective June 1, 2010, Class I shares of the predecessor fund, Universal Funds Global Value Equity Portfolio, advised by Morgan Stanley Investment Management Inc. were reorganized into Series I shares of Invesco Van Kampen V.I. Global Value Equity Fund (renamed Invesco V.I. Global Core Equity Fund on April 30, 2012). Returns shown above for Series I shares are blended returns of the predecessor fund and Invesco V.I. Global Value Equity Fund. Share class returns will differ from the predecessor fund because of different expenses.

    Series II shares incepted on June 1, 2010. Series II share performance shown prior to that date is that of the predecessor fund’s Class I shares restated to reflect the higher 12b-1 fees applicable to Series II shares. Class I share performance reflects any applicable fee waivers or expense reimbursements. The inception date of the predecessor fund’s Class I shares is January 2, 1997.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 1.09% and 1.34%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Invesco V.I. Global Core Equity Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.

    The most recent month-end performance at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

Invesco V.I. Global Core Equity Fund

Schedule of Investments

June 30, 2014

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–98.72%
Australia–0.32%
Navitas Ltd.	47,276	$317,864

Canada–2.27%
CAE, Inc.	47,852	626,067
Hudson’s Bay Co.(a)	53,160	842,489
Toronto-Dominion Bank (The)	15,764	811,543
		2,280,099

Finland–1.38%
Sampo Oyj–Class A	27,244	1,378,428

France–8.94%
BNP Paribas S.A.	5,651	383,375
Bouygues S.A.	18,161	755,734
Casino Guichard-Perrachon S.A.	6,651	881,851
Danone	26,901	1,997,960
Edenred	20,135	610,110
Lafarge S.A.(a)	4,072	353,505
LVMH Moet Hennessy Louis Vuitton S.A.	6,114	1,177,743
Publicis Groupe S.A.	7,390	626,779
Sanofi	20,533	2,183,951
		8,971,008

Germany–1.32%
SAP S.E.	7,823	604,159
Siemens AG	5,447	719,380
		1,323,539

Israel–1.16%
Teva Pharmaceutical Industries Ltd.–ADR	22,222	1,164,877

Italy–1.50%
Fiat S.p.A.(b)	58,485	576,393
Prada S.p.A.	131,400	929,925
		1,506,318

Japan–6.32%
Asahi Group Holdings, Ltd.(a)	25,400	797,276
Isuzu Motors Ltd.	92,000	609,517
KDDI Corp.	12,500	764,066
Mitsubishi UFJ Financial Group, Inc.	195,500	1,200,892
Sumitomo Corp.(a)	106,200	1,436,078
Tokio Marine Holdings, Inc.	13,300	438,209
Toyota Motor Corp.	18,200	1,094,752
		6,340,790

Netherlands–1.88%
Heineken N.V.	17,683	1,269,505
Koninklijke Philips N.V.	19,240	610,553
		1,880,058

Spain–0.56%
Acciona S.A.	6,336	565,921

	Shares	Value
Sweden–2.57%
Sandvik AB(a)	123,554	$1,686,421
SKF AB–Class B(a)	34,840	888,106
		2,574,527

Switzerland–3.93%
ABB Ltd.	59,187	1,365,847
Roche Holding AG	6,078	1,812,845
TE Connectivity Ltd.	12,362	764,466
		3,943,158

Taiwan–1.34%
Taiwan Semiconductor Manufacturing Co. Ltd.	318,000	1,338,219

United Kingdom–11.77%
British American Tobacco PLC	13,858	824,911
British Sky Broadcasting Group PLC	75,701	1,171,243
Diageo PLC	44,613	1,420,262
Imperial Tobacco Group PLC	18,359	825,625
Kingfisher PLC	110,770	680,602
Liberty Global PLC–Series A(a)(b)	17,444	771,374
Liberty Global PLC–Series C(b)	17,444	738,056
London Stock Exchange Group PLC	13,992	480,195
National Grid PLC	50,447	724,807
Rio Tinto PLC	36,332	1,960,540
Royal Dutch Shell PLC–Class A	20,579	851,819
Standard Chartered PLC	66,382	1,356,537
		11,805,971

United States–53.46%
Abercrombie & Fitch Co.–Class A	25,798	1,115,763
ACE Ltd.	7,297	756,699
American Express Co.	26,831	2,545,457
Amphenol Corp.–Class A	8,016	772,261
Archer-Daniels-Midland Co.	17,351	765,353
Berkshire Hathaway Inc.–Class A (b)	14	2,658,607
Cameron International Corp.(b)	11,586	784,488
Celgene Corp.(b)	14,894	1,279,097
Chevron Corp.	15,840	2,067,912
Cisco Systems, Inc.	28,254	702,112
CMS Energy Corp.	24,801	772,551
Concho Resources Inc.(b)	8,330	1,203,685
Dana Holding Corp.	35,028	855,384
Dick’s Sporting Goods, Inc.	16,185	753,574
Dow Chemical Co. (The)	15,148	779,516
Eaton Corp. PLC	9,730	750,961
eBay Inc.(b)	25,101	1,256,556
EMC Corp.	58,153	1,531,750
EOG Resources, Inc.	7,998	934,646
Express Scripts Holding Co.(b)	12,152	842,498
First Republic Bank	27,342	1,503,537

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Core Equity Fund

	Shares	Value
United States–(continued)
Freeport-McMoRan Copper & Gold Inc.	20,965	$765,223
GameStop Corp.–Class A(a)	26,192	1,059,990
Gilead Sciences, Inc.(b)	8,777	727,701
HCA Holdings, Inc.(b)	27,621	1,557,272
International Business Machines Corp.	11,939	2,164,183
Johnson Controls, Inc.	14,440	720,989
Joy Global Inc.(a)	19,926	1,227,043
Kroger Co. (The)	14,494	716,438
Las Vegas Sands Corp.	8,828	672,870
Linear Technology Corp.	15,385	724,172
Macy’s, Inc.	13,250	768,765
Marsh & McLennan Cos., Inc.	23,689	1,227,564
Microsoft Corp.	18,766	782,542
Moody’s Corp.	21,603	1,893,719
Mosaic Co. (The)	14,443	714,206
Noble Energy, Inc.	10,663	825,956
Northern Trust Corp.	30,918	1,985,245
Parker Hannifin Corp.	9,580	1,204,493
Perrigo Co. PLC	5,011	730,403
Pfizer Inc.	23,496	697,361
Philip Morris International Inc.	8,802	742,097
Progressive Corp. (The)	53,221	1,349,685
QUALCOMM, Inc.	18,019	1,427,105

	Shares	Value
United States–(continued)
ResMed Inc.(a)	24,689	$1,250,004
Tenet Healthcare Corp.(b)	26,357	1,237,198
Weatherford International PLC(b)	32,507	747,661
Yum! Brands, Inc.	13,190	1,071,028
		53,623,320
Total Common Stocks & Other Equity Interests (Cost $91,338,154)		99,014,097

Money Market Funds–0.99%
Liquid Assets Portfolio–Institutional Class(c)	495,602	495,602
Premier Portfolio–Institutional Class(c)	495,601	495,601
Total Money Market Funds (Cost $991,203)		991,203
TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–99.71% (Cost $92,329,357)		100,005,300

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–7.74%
Liquid Asset Portfolio–Institutional Class (Cost $7,764,727)(c)(d)	7,764,727	7,764,727
TOTAL INVESTMENTS–107.45% (Cost $100,094,084)		107,770,027
OTHER ASSETS LESS LIABILITIES–(7.45)%		(7,468,949)
NET ASSETS–100.00%		$100,301,078

Investment Abbreviations:

ADR	– American Depositary Receipt

Notes to Schedule of Investments:

(a)	All or a portion of this security was out on loan at June 30, 2014.
(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I. The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of June 30, 2014.

Counterparty	Gross Amount of Securities on Loan at Value	Cash Collateral Received for Securities Loaned*	Net Amount
State Street Bank and Trust Co.	$7,500,030	$(7,500,030)	$—

*	Amount does not include excess collateral received.

Portfolio Composition

By country, based on Net Assets

as of June 30, 2014

United States	53.5%
United Kingdom	11.8
France	8.9
Japan	6.3
Switzerland	3.9
Sweden	2.6
Canada	2.3
Countries each less than 2.0% of portfolio	9.4
Money Market Funds Plus Other Assets Less Liabilities	1.3

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Core Equity Fund

Statement of Assets and Liabilities

June 30, 2014

(Unaudited)

Statement of Operations

For the six months ended June 30, 2014

(Unaudited)

Assets:
Investments, at value (Cost $91,338,154)*	$99,014,097
Investments in affiliated money market funds, at value and cost	8,755,930
Total investments, at value (Cost $100,094,084)	107,770,027
Foreign currencies, at value (Cost $135,018)	139,656
Receivable for:
Investments sold	693,432
Dividends	169,068
Investment for trustee deferred compensation and retirement plans	29,831
Total assets	108,802,014

Liabilities:
Payable for:
Investments purchased	421,823
Fund shares reacquired	139,115
Collateral upon return of securities loaned	7,764,727
Accrued fees to affiliates	112,585
Accrued trustees’ and officers’ fees and benefits	666
Accrued other operating expenses	30,165
Trustee deferred compensation and retirement plans	31,855
Total liabilities	8,500,936
Net assets applicable to shares outstanding	$100,301,078

Net assets consist of:
Shares of beneficial interest	$95,597,199
Undistributed net investment income	2,552,304
Undistributed net realized gain (loss)	(5,530,042)
Net unrealized appreciation	7,681,617
$100,301,078

Net Assets:
Series I	$82,465,960
Series II	$17,835,118

Shares outstanding, $0.001 par value per share, with an unlimited number of shares authorized:
Series I	8,684,847
Series II	1,884,365
Series I:
Net asset value per share	$9.50
Series II:
Net asset value per share	$9.46

*	At June 30, 2014, securities with an aggregate value of $7,500,030 were on loan to brokers.

Investment income:
Dividends (net of foreign withholding taxes of $107,542)	$1,387,227
Dividends from affiliated money market funds (includes securities lending income of $44,692)	45,008
Total investment income	1,432,235

Expenses:
Advisory fees	335,767
Administrative services fees	125,232
Custodian fees	21,150
Distribution fees — Series II	24,636
Transfer agent fees	4,925
Trustees’ and officers’ fees and benefits	13,218
Other	29,797
Total expenses	554,725
Less: Fees waived	(1,076)
Net expenses	553,649
Net investment income	878,586

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	15,698,204
Foreign currencies	(13,403)
15,684,801
Change in net unrealized appreciation (depreciation) of:
Investment securities	(11,904,263)
Foreign currencies	2,169
(11,902,094)
Net realized and unrealized gain	3,782,707
Net increase in net assets resulting from operations	$4,661,293

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Core Equity Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2014 and the year ended December 31, 2013

(Unaudited)

	June 30, 2014	December 31, 2013
Operations:
Net investment income	$878,586	$1,735,967
Net realized gain	15,684,801	7,659,768
Change in net unrealized appreciation (depreciation)	(11,902,094)	10,623,406
Net increase in net assets resulting from operations	4,661,293	20,019,141

Distributions to shareholders from net investment income:
Series I	—	(1,522,471)
Series ll	—	(347,778)
Total distributions from net investment income	—	(1,870,249)

Share transactions–net:
Series l	(5,309,616)	(4,829,903)
Series ll	(4,311,110)	(3,576,358)
Net increase (decrease) in net assets resulting from share transactions	(9,620,726)	(8,406,261)
Net increase (decrease) in net assets	(4,959,433)	9,742,631

Net assets:
Beginning of period	105,260,511	95,517,880
End of period (includes undistributed net investment income of $2,552,304 and $1,673,718, respectively)	$100,301,078	$105,260,511

Notes to Financial Statements

June 30, 2014

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco V.I. Global Core Equity Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty-four separate portfolios, (each constituting a “Fund”). The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

The Fund’s investment objective is long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including U.S. issuers.

The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual

Invesco V.I. Global Core Equity Fund

trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

Invesco V.I. Global Core Equity Fund

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
J.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

K.	Forward Foreign Currency Contracts — The Fund may enter into forward foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A forward foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $1 billion	0.67%
Next $500 million	0.645%
Next $1 billion	0.62%
Next $1 billion	0.595%
Next $1 billion	0.57%
Over $4.5 billion	0.545%

Invesco V.I. Global Core Equity Fund

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2015, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 2.25% and Series II shares to 2.50% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2015. The fee waiver agreement cannot be terminated during its term. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.

Further, the Adviser has contractually agreed, through at least June 30, 2016, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended June 30, 2014, the Adviser waived advisory fees of $1,076.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants’ accounts. Pursuant to such agreement, for the six months ended June 30, 2014, Invesco was paid $24,794 for accounting and fund administrative services and reimbursed $100,438 for services provided by insurance companies.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2014, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2014, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of June 30, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco V.I. Global Core Equity Fund

During the six months ended June 30, 2014, there were transfers from Level 1 to Level 2 of $3,701,517 and from Level 2 to Level 1 of $11,854,463, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Australia	$317,864	$—	$—	$317,864
Canada	2,280,099	—	—	2,280,099
Finland	1,378,428	—	—	1,378,428
France	4,999,204	3,971,804	—	8,971,008
Germany	1,323,539	—	—	1,323,539
Israel	1,164,877	—	—	1,164,877
Italy	929,925	576,393	—	1,506,318
Japan	797,276	5,543,514	—	6,340,790
Netherlands	1,880,058	—	—	1,880,058
Spain	—	565,921	—	565,921
Sweden	—	2,574,527	—	2,574,527
Switzerland	2,577,311	1,365,847	—	3,943,158
Taiwan	—	1,338,219	—	1,338,219
United Kingdom	6,394,542	5,411,429	—	11,805,971
United States	62,379,250	—	—	62,379,250
	$86,422,373	$21,347,654	$—	$107,770,027

NOTE 4—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 5—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 6—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in 8 tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of December 31, 2013, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
December 31, 2016	$3,148,307	$—	$3,148,307
December 31, 2017	17,917,976	—	17,917,976
	$21,066,283	$—	$21,066,283

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

Invesco V.I. Global Core Equity Fund

NOTE 7—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2014 was $89,417,429 and $96,601,230, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$8,543,287
Aggregate unrealized (depreciation) of investment securities	(1,015,904)
Net unrealized appreciation of investment securities	$7,527,383

Cost of investments for tax purposes is $100,242,644.

NOTE 8—Share Information

	Summary of Share Activity
	Six months ended June 30, 2014(a)		Year ended December 31, 2013
	Shares	Amount	Shares	Amount
Sold:
Series I	255,570	$2,325,048	988,327	$8,287,585
Series II	3,163	29,105	17,976	148,266

Issued as reinvestment of dividends:
Series I	—	—	179,325	1,522,471
Series II	—	—	40,986	347,557

Reacquired:
Series I	(843,590)	(7,634,664)	(1,779,138)	(14,639,959)
Series II	(473,011)	(4,340,215)	(496,082)	(4,072,181)
Net increase (decrease) in share activity	(1,057,868)	$(9,620,726)	(1,048,606)	$(8,406,261)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 86% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Invesco V.I. Global Core Equity Fund

NOTE 9—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(c)
Series I
Six months ended 06/30/14	$9.06	$0.08	$0.36	$0.44	$—	$9.50	4.86%	$82,466	1.06	%(d)	1.06	%(d)	1.80	%(d)	90%
Year ended 12/31/13	7.54	0.15	1.54	1.69	(0.17)	9.06	22.50	83,982	1.08		1.08		1.81		32
Year ended 12/31/12	6.80	0.14	0.79	0.93	(0.19)	7.54	13.75	74,517	1.00		1.08		1.98		23
Year ended 12/31/11	7.87	0.20	(1.02)	(0.82)	(0.25)	6.80	(10.89)	78,125	0.97		1.00		2.70		62
Year ended 12/31/10	7.24	0.15	0.62	0.77	(0.14)	7.87	10.95	44,717	1.12		1.15		2.04		130
Year ended 12/31/09	6.75	0.22	0.77	0.99	(0.50)	7.24	15.99	45,972	1.15	(e)	1.20	(e)	3.33	(e)(f)	79
Series II
Six months ended 06/30/14	9.04	0.07	0.35	0.42	—	9.46	4.65	17,835	1.31	(d)	1.31	(d)	1.55	(d)	90
Year ended 12/31/13	7.52	0.13	1.53	1.66	(0.14)	9.04	22.25	21,279	1.33		1.33		1.56		32
Year ended 12/31/12	6.79	0.12	0.78	0.90	(0.17)	7.52	13.41	21,001	1.25		1.33		1.73		23
Year ended 12/31/11	7.86	0.18	(1.02)	(0.84)	(0.23)	6.79	(11.12)	21,742	1.22		1.25		2.45		62
Year ended 12/31/10(g)	6.52	0.07	1.27	1.34	—	7.86	20.55	12	1.40	(h)	1.45	(h)	1.76	(h)	130

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the period ended December 31, 2011, the portfolio turnover calculation excludes the value of securities purchased of $68,458,544 and sold of $8,561,566 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco V.I. Dividend Growth Fund into the Fund.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $81,188 and $19,872 for Series I and Series II, respectively.
(e)	The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios was less than 0.005% for the year ended December 31, 2009.
(f)	Ratio of net investment income to average net assets without fee waivers and/or expense absorbed was 3.28% for the year ended December 31, 2009.
(g)	Commencement date of June 1, 2010.
(h)	Annualized.

Invesco V.I. Global Core Equity Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2014 through June 30, 2014.

The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

Class	Beginning Account Value (01/01/14)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (06/30/14)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/14)	Expenses Paid During Period[2]
Series I	$1,000.00	$1,048.60	$5.38	$1,019.54	$5.31	1.06%
Series II	1,000.00	1,046.50	6.65	1,018.30	6.56	1.31

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2014 through June 30, 2014, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

Invesco V.I. Global Core Equity Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of Invesco V.I. Global Core Equity Fund’s (the Fund) investment advisory agreements. During contract renewal meetings held on June 16-17, 2014, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for the Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2014.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the management of a number of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned Invesco Funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether and on what terms to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Lipper Inc. (Lipper), an independent provider of investment company data. The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 17, 2014, and may not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Sub-Committees met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement as well as the sub-advisory contracts for the Fund, as Invesco Asset Management Limited currently manages certain assets of the Fund.

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper VA Underlying Funds Global Core Funds Index. The Board noted that performance of Series I shares of the Fund was in the fourth quintile of its performance universe for the one year period and the fifth quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the

Invesco V.I. Global Core Equity Fund

worst performing funds). The Board noted that the Fund’s performance was below the performance of the Index for the one, three and five year periods. Invesco Advisers noted that changes to the portfolio management team had been made in February 2014. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Series I shares of the Fund was below the median contractual management fee rate of funds in the expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees, but that Lipper does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least June 30, 2015 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other mutual funds or client accounts using an investment process substantially similar to the investment process used for the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers retains overall responsibility for, and provides services to, sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described herein. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule and was assisted in this review by a report from the Senior Officer. The Board also noted that the

Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2013. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Lipper and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and

that the research received may be used with other clients of Invesco Advisers and may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives periodic reports from the Chief Compliance Officer of the Invesco Funds demonstrating that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisors from the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds are fair and reasonable.

The Board also considered the Fund may use an affiliated broker to execute certain trades for the Fund to among other things, control information leakage, and were advised that such trades would be executed in compliance with rules under the Investment Company Act of 1940, as amended.

Invesco V.I. Global Core Equity Fund

Semiannual Report to Shareholders	June 30, 2014
Invesco V.I. Global Health Care Fund

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund’s Form N-Q filings are available on the SEC website, sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.

Invesco Distributors, Inc.

I-VIGHC-SAR-1

NOT FDIC INSURED   |   MAY LOSE VALUE   |   NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 12/31/13 to 6/30/14, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.

Series I Shares	9.17%
Series II Shares	9.03
MSCI World Index‚ (Broad Market Index)	6.18
MSCI World Health Care Index‚ (Style-Specific Index)	10.79
Lipper VUF Health/Biotechnology Funds Classification Average■ (Peer Group)	11.25

  Source(s): ‚FactSet Research Systems Inc.; ■Lipper Inc.

The MSCI World IndexSM is an unmanaged index considered representative of stocks of developed countries. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

    The MSCI World Health Care Index is an unmanaged index considered representative of health care stocks of developed countries. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

    The Lipper VUF Health/Biotechnology Funds Classification Average represents an average of the variable insurance underlying funds in the Lipper Health/Biotechnology Funds classification.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

 Average Annual Total Returns

 As of 6/30/14

Series I Shares
Inception (5/21/97)	9.35%
10 Years	9.31
5 Years	19.01
1 Year	29.61

Series II Shares
Inception (4/30/04)	8.92%
10 Years	9.03
5 Years	18.71
1 Year	29.29

The performance of the Fund’s Series I and Series II share classes will differ primarily due to different class expenses.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 1.10% and 1.35%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 1.11% and 1.36%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Invesco V.I. Global Health Care Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.

    The most recent month-end performance at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2016. See current prospectus for more information.

Invesco V.I. Global Health Care Fund

Schedule of Investments(a)

June 30, 2014

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–92.48%
Biotechnology–22.00%
ACADIA Pharmaceuticals Inc.(b)	50,257	$1,135,306
Alexion Pharmaceuticals, Inc.(b)	48,428	7,566,875
Biogen Idec Inc.(b)	23,529	7,418,929
BioMarin Pharmaceutical Inc.(b)	52,972	3,295,388
Celgene Corp.(b)	76,268	6,549,896
Celldex Therapeutics Inc.(b)	62,415	1,018,613
Exact Sciences Corp.(b)	95,887	1,632,955
Gilead Sciences, Inc.(b)	119,687	9,923,249
Incyte Corp.(b)	51,645	2,914,844
Insmed, Inc.(b)	40,671	812,606
Intercept Pharmaceuticals Inc.(b)	8,000	1,893,040
Keryx Biopharmaceuticals, Inc.(b)	99,428	1,529,203
Medivation Inc.(b)	42,556	3,280,216
NPS Pharmaceuticals, Inc.(b)	64,521	2,132,419
Vanda Pharmaceuticals Inc.(b)	131,482	2,127,379
Vertex Pharmaceuticals Inc.(b)	38,878	3,680,969
		56,911,887

Drug Retail–1.44%
CVS Caremark Corp.	33,142	2,497,913
Raia Drogasil S.A. (Brazil)	148,860	1,235,615
		3,733,528

Health Care Distributors–3.01%
Cardinal Health, Inc.	54,566	3,741,045
McKesson Corp.	21,796	4,058,633
		7,799,678

Health Care Equipment–6.18%
Abbott Laboratories	78,741	3,220,507
Covidien PLC	43,681	3,939,152
Olympus Corp. (Japan)(b)	98,500	3,401,523
ResMed Inc.	60,730	3,074,760
Wright Medical Group, Inc.(b)	75,099	2,358,109
		15,994,051

Health Care Facilities–7.83%
Community Health Systems Inc.(b)	105,210	4,773,377
HCA Holdings, Inc.(b)	119,781	6,753,253
Tenet Healthcare Corp.(b)	96,904	4,548,674
Universal Health Services, Inc.–Class B	43,545	4,169,869
		20,245,173

Health Care Services–3.46%
Air Methods Corp.(b)	46,991	2,427,085
Express Scripts Holding Co.(b)	88,191	6,114,282
Innovacare Inc. (Puerto Rico) (Acquired 12/12/12; Cost $480,796)(b)(c)	122,652	398,619
		8,939,986

	Shares	Value
Life Sciences Tools & Services–2.71%
Thermo Fisher Scientific, Inc.	37,863	$4,467,834
Waters Corp.(b)	24,349	2,543,010
		7,010,844

Managed Health Care–3.57%
Aetna Inc.	49,605	4,021,974
Qualicorp S.A. (Brazil)(b)	109,000	1,288,563
UnitedHealth Group Inc.	48,107	3,932,747
		9,243,284

Pharmaceuticals–42.28%
AbbVie Inc.	114,258	6,448,721
Allergan, Inc.	22,693	3,840,109
Auxilium Pharmaceuticals Inc.(b)	115,982	2,326,599
Bayer AG (Germany)	47,416	6,697,192
Bristol-Myers Squibb Co.	117,896	5,719,135
Endo International PLC(b)	60,096	4,207,922
GlaxoSmithKline PLC–ADR (United Kingdom)	110,524	5,910,824
Hikma Pharmaceuticals PLC (United Kingdom)	127,661	3,666,292
Horizon Pharma, Inc.(b)	88,655	1,402,522
Jazz Pharmaceuticals PLC(b)	24,721	3,634,234
Johnson & Johnson	61,686	6,453,589
Mylan Inc.(b)	80,761	4,164,037
Nippon Shinyaku Co., Ltd. (Japan)	116,000	3,377,311
Novartis AG–ADR (Switzerland)	104,043	9,419,013
Perrigo Co. PLC	27,129	3,954,323
Pfizer Inc.	317,032	9,409,510
Repros Therapeutics Inc.(b)	41,222	713,141
Roche Holding AG (Switzerland)	31,847	9,498,795
Sanofi–ADR (France)	193,285	10,276,963
Shire PLC–ADR (Ireland)	16,575	3,903,247
Teva Pharmaceutical Industries Ltd.–ADR (Israel)	83,442	4,374,031
		109,397,510
Total Common Stocks & Other Equity Interests (Cost $145,971,744)		239,275,941

Money Market Funds–7.49%
Liquid Assets Portfolio–Institutional Class(d)	9,685,626	9,685,626
Premier Portfolio–Institutional Class(d)	9,685,625	9,685,625
Total Money Market Funds (Cost $19,371,251)		19,371,251
TOTAL INVESTMENTS–99.97% (Cost $165,342,995)		258,647,192
OTHER ASSETS LESS LIABILITIES–0.03%		70,749
NET ASSETS–100.00%		$258,717,941

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Health Care Fund

Investment Abbreviations:

ADR	– American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Security purchased or received in transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at June 30, 2014 represented less than 1% of the Fund’s Net Assets.
(d)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By country, based on Net Assets

as of June 30, 2014

United States	68.0%
Switzerland	7.3
France	4.0
United Kingdom	3.7
Germany	2.6
Japan	2.6
Countries each less than 2.0% of portfolio	4.3
Money Market Funds Plus Other Assets Less Liabilities	7.5

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Health Care Fund

Statement of Assets and Liabilities

June 30, 2014

(Unaudited)

Statement of Operations

For the six months ended June 30, 2014

(Unaudited)

Assets:
Investments, at value (Cost $145,971,744)	$239,275,941
Investments in affiliated money market funds, at value and cost	19,371,251
Total investments, at value (Cost $165,342,995)	258,647,192
Foreign currencies, at value (Cost $18,140)	18,378
Receivable for:
Fund shares sold	337,180
Dividends	329,009
Investment for trustee deferred compensation and retirement plans	68,633
Other assets	161,901
Total assets	259,562,293

Liabilities:
Payable for:
Fund shares reacquired	227,406
Forward foreign currency contracts outstanding	158,632
Accrued fees to affiliates	348,258
Accrued trustees’ and officers’ fees and benefits	396
Accrued other operating expenses	31,629
Trustee deferred compensation and retirement plans	78,031
Total liabilities	844,352
Net assets applicable to shares outstanding	$258,717,941

Net assets consist of:
Shares of beneficial interest	$146,627,535
Undistributed net investment income	239,076
Undistributed net realized gain	18,699,573
Net unrealized appreciation	93,151,757
$258,717,941

Net Assets:
Series I	$192,154,529
Series II	$66,563,412

Shares outstanding, $0.001 par value per share, with an unlimited number of shares authorized:
Series I	6,002,153
Series II	2,136,705
Series I:
Net asset value per share	$32.01
Series II:
Net asset value per share	$31.15

Investment income:
Dividends (net of foreign withholding taxes of $117,830)	$1,721,929
Dividends from affiliated money market funds	3,990
Total investment income	1,725,919

Expenses:
Advisory fees	926,720
Administrative services fees	338,748
Custodian fees	10,785
Distribution fees — Series II	77,423
Transfer agent fees	24,449
Trustees’ and officers’ fees and benefits	14,198
Other	40,371
Total expenses	1,432,694
Less: Fees waived	(14,196)
Net expenses	1,418,498
Net investment income	307,421

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	8,351,043
Foreign currencies	(113)
Forward foreign currency contracts	(10,501)
8,340,429
Change in net unrealized appreciation (depreciation) of:
Investment securities	12,764,257
Foreign currencies	935
Forward foreign currency contracts	(10,271)
12,754,921
Net realized and unrealized gain	21,095,350
Net increase in net assets resulting from operations	$21,402,771

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Health Care Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2014 and the year ended December 31, 2013

(Unaudited)

	June 30, 2014	December 31, 2013
Operations:
Net investment income (loss)	$307,421	$(50,362)
Net realized gain	8,340,429	11,305,614
Change in net unrealized appreciation	12,754,921	56,251,050
Net increase in net assets resulting from operations	21,402,771	67,506,302

Distributions to shareholders from net investment income:
Series I	—	(1,103,498)
Series ll	—	(268,414)
Total distributions from net investment income	—	(1,371,912)

Share transactions–net:
Series l	(4,476,767)	238,003
Series ll	2,768,648	10,929,984
Net increase (decrease) in net assets resulting from share transactions	(1,708,119)	11,167,987
Net increase in net assets	19,694,652	77,302,377

Net assets:
Beginning of period	239,023,289	161,720,912
End of period (includes undistributed net investment income (loss) of $239,076 and $(68,345), respectively)	$258,717,941	$239,023,289

Notes to Financial Statements

June 30, 2014

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco V.I. Global Health Care Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty-four separate portfolios, (each constituting a “Fund”). The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual

Invesco V.I. Global Health Care Fund

trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

Invesco V.I. Global Health Care Fund

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

J.	Forward Foreign Currency Contracts — The Fund may enter into forward foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A forward foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
K.	Other Risks — The Fund’s performance is vulnerable to factors affecting the health care industry, including government regulation, obsolescence caused by scientific advances and technological innovations.

The Fund has invested in non-publicly traded companies, some of which are in the startup or development stages. These investments are inherently risky, as the market for the technologies or products these companies are developing are typically in the early stages and may never materialize. The Fund could lose its entire investment in these companies. These investments are valued at fair value as determined in good faith in accordance with procedures approved by the Board of Trustees. Investments in privately held venture capital securities are illiquid.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $250 million	0.75%
Next $250 million	0.74%
Next $500 million	0.73%
Next $1.5 billion	0.72%
Next $2.5 billion	0.71%
Next $2.5 billion	0.70%
Next $2.5 billion	0.69%
Over $10 billion	0.68%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

Invesco V.I. Global Health Care Fund

The Adviser has contractually agreed, through at least June 30, 2015, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 2.00% and Series II shares to 2.25% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2015. The fee waiver agreement cannot be terminated during its term. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.

Further, the Adviser has contractually agreed, through at least June 30, 2016, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended June 30, 2014, the Adviser waived advisory fees of $14,196.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants’ accounts. Pursuant to such agreement, for the six months ended June 30, 2014, Invesco was paid $30,899 for accounting and fund administrative services and reimbursed $307,849 for services provided by insurance companies.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2014, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2014, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.

For the six months ended June 30, 2014, the Fund incurred $776 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of June 30, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the six months ended June 30, 2014, there were transfers from Level 1 to Level 2 of $3,377,311 and from Level 2 to Level 1 of $13,165,087, due to foreign fair value adjustments, additionally, there were transfers from Level 2 to Level 3 of $398,619, due to security low volume trading.

	Level 1	Level 2	Level 3	Total
Equity Securities	$251,469,739	$6,778,834	$398,619	$258,647,192
Forward Foreign Currency Contracts*	—	(158,632)	—	(158,632)
Total Investments	$251,469,739	$6,620,202	$398,619	$258,488,560

*	Unrealized appreciation (depreciation).

Invesco V.I. Global Health Care Fund

NOTE 4—Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of June 30, 2014:

	Value
Risk Exposure/Derivative Type	Assets	Liabilities
Currency risk
Forward foreign currency contracts(a)	$—	$(158,632)

(a)	Values are disclosed on the Statement of Assets and Liabilities under the caption Forward foreign currency contracts outstanding.

Effect of Derivative Investments for the six months ended June 30, 2014

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Statement of Operations
Forward Foreign Currency Contracts
Realized Gain (Loss)
Currency risk	$(10,501)
Change in Unrealized Appreciation (Depreciation)
Currency risk	$(10,271)
Total	$(20,772)

The table below summarizes the average notional value of forward foreign currency contracts outstanding during the period.

Forward Foreign Currency Contracts
Average notional value	$11,976,694

Open Forward Foreign Currency Contracts at Period–End
Settlement Date	Counterparty	Contract to				Notional Value	Unrealized Appreciation (Depreciation)
		Deliver		Receive
07/11/14	Citibank Capital, Inc.	CHF	5,989,800	USD	6,661,254	$6,755,202	$(93,948)
07/11/14	Citibank Capital, Inc.	EUR	4,453,800	USD	6,034,097	6,098,781	(64,684)
Total open forward foreign currency contracts — Currency Risk							$(158,632)

Currency Abbreviations:

CHF	– Swiss Franc
EUR	– Euro
USD	– U.S. Dollar

Offsetting Assets and Liabilities

Accounting Standards Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities, which was subsequently clarified in Financial Accounting Standards Board ASU 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” is intended to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting arrangements on the Statement of Assets and Liabilities and to enable investors to better understand the effect of those arrangements on its financial position. In order for an arrangement to be eligible for netting, the Fund must have a basis to conclude that such netting arrangements are legally enforceable. The Fund enters into netting agreements and collateral agreements in an attempt to reduce the Fund’s Counterparty credit risk by providing for a single net settlement with a Counterparty of all financial transactions covered by the agreement in an event of default as defined under such agreement.

There were no derivative instruments subject to a netting agreement for which the Fund is not currently netting. The following tables present derivative instruments that are either subject to an enforceable netting agreement or offset by collateral arrangements as of June 30, 2014.

Liabilities:
	Gross amounts presented in Statement of Assets & Liabilities	Gross amounts offset in Statement of Assets & Liabilities	Net amounts of liabilities presented in the Statement of Assets and Liabilities	Collateral Pledged
Counterparty				Financial Instruments	Cash	Net Amount
Citibank Capital, Inc.	$158,632	$—	$158,632	$—	$—	$158,632

Invesco V.I. Global Health Care Fund

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in 8 tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of December 31, 2013.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2014 was $26,929,194 and $23,943,561, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$95,140,032
Aggregate unrealized (depreciation) of investment securities	(1,835,835)
Net unrealized appreciation of investment securities	$93,304,197

Cost of investments is the same for tax and financial reporting purposes.

Invesco V.I. Global Health Care Fund

NOTE 9—Share Information

	Summary of Share Activity
	Six months ended June 30, 2014(a)		Year ended December 31, 2013
	Shares	Amount	Shares	Amount
Sold:
Series I	622,396	$19,146,508	1,793,336	$44,988,563
Series II	214,759	6,429,980	585,408	14,448,063

Issued as reinvestment of dividends:
Series I	—	—	41,129	1,103,498
Series II	—	—	10,264	268,414

Reacquired:
Series I	(776,790)	(23,623,275)	(1,814,512)	(45,854,058)
Series II	(125,174)	(3,661,332)	(150,514)	(3,786,493)
Net increase (decrease) in share activity	(64,809)	$(1,708,119)	465,111	$11,167,987

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 61% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover(c)
Series I
Six months ended 06/30/14	$29.32	$0.05	$2.64	$2.69	$—	$32.01	9.17%	$192,155	1.09	%(d)	1.10	%(d)	0.31	%(d)	10%
Year ended 12/31/13	21.00	0.01	8.49	8.50	(0.18)	29.32	40.54	180,535	1.09		1.10		0.03		32
Year ended 12/31/12	17.37	0.12 (e)	3.51	3.63	—	21.00	20.90	128,898	1.12		1.13		0.63	(e)	43
Year ended 12/31/11	16.71	0.00	0.66	0.66	—	17.37	3.95	114,476	1.11		1.12		0.03		42
Year ended 12/31/10	15.87	(0.03)	0.87	0.84	—	16.71	5.29	124,441	1.11		1.12		(0.18)		16
Year ended 12/31/09	12.47	(0.01)	3.46	3.45	(0.05)	15.87	27.67	143,648	1.13		1.14		(0.05)		45
Series II
Six months ended 06/30/14	28.57	0.01	2.57	2.58	—	31.15	9.03	66,563	1.34	(d)	1.35	(d)	0.06	(d)	10
Year ended 12/31/13	20.49	(0.05)	8.27	8.22	(0.14)	28.57	40.16	58,488	1.34		1.35		(0.22)		32
Year ended 12/31/12	16.99	0.07 (e)	3.43	3.50	—	20.49	20.60	32,823	1.37		1.38		0.38	(e)	43
Year ended 12/31/11	16.38	(0.04)	0.65	0.61	—	16.99	3.72	27,448	1.36		1.37		(0.22)		42
Year ended 12/31/10	15.60	(0.07)	0.85	0.78	—	16.38	5.00	26,063	1.36		1.37		(0.43)		16
Year ended 12/31/09	12.26	(0.04)	3.40	3.36	(0.02)	15.60	27.39	26,722	1.38		1.39		(0.30)		45

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $186,721 and $62,452 for Series I and Series II, respectively.
(e)	Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets includes significant dividends received during the period. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the significant dividends are $(0.01) and (0.02)% and $(0.06) and (0.27)% for Series I and Series II, respectively.

Invesco V.I. Global Health Care Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2014 through June 30, 2014.

The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

Class	Beginning Account Value (01/01/14)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (06/30/14)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/14)	Expenses Paid During Period[2]
Series I	$1,000.00	$1,091.70	$5.64	$1,019.41	$5.44	1.09%
Series II	1,000.00	1,090.30	6.94	1,018.15	6.71	1.34

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2014 through June 30, 2014, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

Invesco V.I. Global Health Care Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of Invesco V.I. Global Health Care Fund’s (the Fund) investment advisory agreements. During contract renewal meetings held on June 16-17, 2014, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for the Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2014.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the management of a number of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned Invesco Funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether and on what terms to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Lipper Inc. (Lipper), an independent provider of investment company data. The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 17, 2014, and may not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Sub-Committees met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper VA Underlying Funds Health Biotechnology Funds Index. The Board noted that performance of Series I shares of the Fund was in the fifth quintile of its performance universe for the

Invesco V.I. Global Health Care Fund

one year period, the fourth quintile for the three year period and the third quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Series I shares of the Fund was below the performance of the Index for the one, three and five year periods. Invesco Advisers noted that changes had been made to the portfolio management team in February 2014. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee for Series I shares of the Fund was below the median contractual management fee rate of funds in the expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees, but that Lipper does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least June 30, 2015 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other mutual funds or client accounts using in investment process substantially similar to the investment process used for the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule and was assisted in this review by a report from the Senior Officer. The Board also noted that the

Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2013. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Lipper and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and

that the research received may be used with other clients of Invesco Advisers and may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives periodic reports from the Chief Compliance Officer of the Invesco Funds demonstrating that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisors from the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds are fair and reasonable.

The Board also considered the Fund may use an affiliated broker to execute certain trades for the Fund to among other things, control information leakage, and were advised that such trades would be executed in compliance with rules under the Investment Company Act of 1940, as amended.

Invesco V.I. Global Health Care Fund

Semiannual Report to Shareholders	June 30, 2014
Invesco V.I. Global Real Estate Fund

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund’s Form N-Q filings are available on the SEC website, sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.

Invesco Distributors, Inc.

VIGRE-SAR-1

NOT FDIC INSURED   |   MAY LOSE VALUE   |   NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 12/31/13 to 6/30/14, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.

Series I Shares	11.77%
Series II Shares	11.61
MSCI World Index‚ (Broad Market Index)	6.18
FTSE EPRA/NAREIT Developed Real Estate Index - Net Return‚ (Style-Specific Index)*	11.74
FTSE EPRA/NAREIT Developed Real Estate Index - Gross Return‚ (Former Style-Specific Index)*	12.21
Lipper VUF Real Estate Funds Classification Average■ (Peer Group)	16.79

Source(s): ‚FactSet Research Systems Inc.; ■Lipper Inc.

*	The Fund has elected to use the FTSE EPRA/NAREIT Developed Real Estate Index - Net Return as its style-specific benchmark rather than the FTSE EPRA/NAREIT Developed Real Estate Index - Gross Return because the FTSE EPRA/NAREIT Developed Real Estate Index - Net Return more closely reflects the performance of the types of securities in which the Fund invests.

    The MSCI World IndexSM is an unmanaged index considered representative of stocks of developed countries. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

    The FTSE EPRA/NAREIT Developed Real Estate Index – Net Return is an unmanaged index considered representative of global real estate companies and REITs. The index is computed using the net return, which withholds taxes for non-resident investors.

    The Lipper VUF Real Estate Funds Classification Average represents an average of all of the variable insurance underlying funds in the Lipper Real Estate Funds classification.

    The FTSE EPRA/NAREIT Developed Real Estate Index – Gross Return is an unmanaged index considered representative of global real estate companies and REITs. The index is computed using the gross return, which does not withhold taxes for non-resident investors.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

 Average Annual Total Returns

 As of 6/30/14

Series I Shares
Inception (3/31/98)	8.79%
10 Years	8.69
5 Years	15.51
1 Year	13.70

Series II Shares
Inception (4/30/04)	9.34%
10 Years	8.43
5 Years	15.25
1 Year	13.36

The performance of the Fund’s Series I and Series II share classes will differ primarily due to different class expenses.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 1.10% and 1.35%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Invesco V.I. Global Real Estate Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.

    The most recent month-end performance at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

    Had the adviser not waived fees and/or reimbursed expenses in the past, performance would have been lower.

Invesco V.I. Global Real Estate Fund

Schedule of Investments

June 30, 2014

(Unaudited)

	Shares	Value
Real Estate Investment Trusts, Common Stocks & Other Equity Interests–95.73%
Australia–6.26%
Dexus Property Group	3,164,259	$3,312,125
Federation Centres Ltd.	1,162,533	2,729,709
Goodman Group	514,697	2,451,064
Mirvac Group	1,799,605	3,029,194
Scentre Group(a)	1,740,313	5,251,569
Stockland	1,060,873	3,881,565
Westfield Corp.	498,712	3,362,541
		24,017,767

Austria–0.23%
Conwert Immobilien Invest S.E.	75,729	899,146

Brazil–0.48%
BR Properties S.A.	33,400	201,201
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	88,800	555,427
Even Construtora e Incorporadora S.A.	35,300	104,646
EZ TEC Empreendimentos e Participacoes S.A.	9,800	104,232
Helbor Empreendimentos S.A.	3,800	11,609
Iguatemi Empresa de Shopping Centers S.A.	11,100	111,427
MRV Engenharia e Participacoes S.A.	26,700	89,423
Multiplan Empreendimentos Imobiliarios S.A.	21,200	495,098
Tecnisa S.A.	48,600	157,491
		1,830,554

Canada–3.43%
Allied Properties REIT	122,400	4,055,145
Boardwalk REIT	30,700	1,877,678
Canadian REIT	68,300	2,943,877
Chartwell Retirement Residences	132,608	1,347,208
H&R REIT	135,500	2,941,125
		13,165,033

China–1.31%
China Overseas Land & Investment Ltd.	2,028,000	4,919,282
Shimao Property Holdings Ltd.	48,000	88,191
		5,007,473

Finland–0.36%
Sponda Oyj	259,341	1,384,951

France–3.95%
Gecina S.A.	14,591	2,127,812
ICADE	6,112	655,305
Klepierre	11,396	580,723
Mercialys S.A.	52,345	1,219,926
Unibail-Rodamco S.E.	36,288	10,545,610
		15,129,376

Germany–2.42%
Deutsche Wohnen AG	186,563	4,023,506
GAGFAH S.A.(a)	131,827	2,399,890
LEG Immobilien AG	42,574	2,867,900
		9,291,296

	Shares	Value
Hong Kong–6.98%
Henderson Land Development Co. Ltd.	396,990	$2,322,912
Hongkong Land Holdings Ltd.	702,000	4,682,340
Hysan Development Co. Ltd.	287,000	1,344,202
Link REIT (The)	1,260,000	6,779,263
New World Development Co. Ltd.	1,650,000	1,877,709
Sun Hung Kai Properties Ltd.	610,000	8,366,407
Sun Hung Kai Properties Ltd.–Wts. expiring 04/22/16(a)	32,916	42,980
Wharf Holdings Ltd. (The)	186,000	1,339,131
		26,754,944

Japan–13.08%
Activia Properties, Inc.	171	1,503,909
Frontier Real Estate Investment Corp.	256	1,392,321
Hulic Co., Ltd.	130,500	1,725,556
Hulic Reit, Inc.	663	1,052,973
Japan Logistics Fund Inc.	516	1,223,915
Japan Prime Realty Investment Corp.	639	2,292,730
Japan Real Estate Investment Corp.	633	3,686,408
Japan Retail Fund Investment Corp.	415	933,146
Kenedix Office Investment Corp.	420	2,284,276
Mitsubishi Estate Co. Ltd.	232,000	5,739,635
Mitsui Fudosan Co., Ltd.	513,000	17,347,109
Mori Hills REIT Investment Corp.	889	1,288,177
Nippon Prologis REIT Inc.	742	1,729,942
Sumitomo Realty & Development Co., Ltd.	161,000	6,927,163
United Urban Investment Corp.	656	1,058,691
		50,185,951

Malta–0.00%
BGP Holdings PLC (Acquired 08/06/09; Cost $0)(a)(b)	3,053,090	0

Mexico–0.15%
Fibra Uno Administracion S.A. de C.V.	166,593	584,147

Netherlands–0.08%
Wereldhave N.V.	3,076	285,993

Norway–0.17%
Norwegian Property ASA(a)	524,675	645,804

Singapore–3.39%
Ascendas REIT	1,255,000	2,314,941
CapitaCommercial Trust	1,845,000	2,515,438
CapitaLand Ltd.	999,000	2,563,798
CapitaMall Trust	469,000	742,862
CDL Hospitality Trusts	522,000	736,803
Global Logistic Properties Ltd.	1,360,000	2,944,903
Keppel Land Ltd.	435,000	1,179,164
		12,997,909

Sweden–1.15%
Castellum AB	135,914	2,408,982
Fabege AB	62,218	880,461
Wihlborgs Fastigheter AB	58,355	1,117,945
		4,407,388

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Real Estate Fund

	Shares	Value
United Kingdom–5.92%
Big Yellow Group PLC	122,549	$1,040,323
Derwent London PLC	49,555	2,269,333
Great Portland Estates PLC	333,608	3,690,189
Hammerson PLC	408,331	4,049,646
Land Securities Group PLC	528,508	9,360,826
Quintain Estates & Development PLC(a)	515,032	780,108
UNITE Group PLC (The)	227,152	1,531,756
		22,722,181

United States–46.37%
AvalonBay Communities, Inc.	94,821	13,482,598
Boston Properties, Inc.	77,720	9,184,950
Brixmor Property Group Inc.	112,900	2,591,055
Brookdale Senior Living Inc.(a)	46,746	1,558,512
Cousins Properties, Inc.	395,538	4,924,448
CubeSmart	121,300	2,222,216
DDR Corp.	493,099	8,693,335
EastGroup Properties, Inc.	25,200	1,618,596
Empire State Realty Trust Inc.–Class A	122,300	2,017,950
Essex Property Trust, Inc.	34,545	6,387,716
Federal Realty Investment Trust	43,173	5,220,479
General Growth Properties, Inc.	263,424	6,206,269
Health Care REIT, Inc.	150,227	9,414,726
Healthcare Realty Trust, Inc.	112,535	2,860,640
Healthcare Trust of America, Inc.–Class A	341,238	4,108,506
Hilton Worldwide Holdings Inc.(a)	88,857	2,070,368
Host Hotels & Resorts Inc.	208,162	4,581,646
Hudson Pacific Properties Inc.	132,700	3,362,618
LaSalle Hotel Properties	133,934	4,726,531

	Shares	Value
United States–(continued)
Liberty Property Trust	7,475	$283,527
Mid-America Apartment Communities, Inc.	72,707	5,311,246
National Health Investors, Inc.	37,800	2,364,768
National Retail Properties Inc.	113,883	4,235,309
Pebblebrook Hotel Trust	18,915	699,098
Piedmont Office Realty Trust Inc.–Class A	217,884	4,126,723
Prologis, Inc.	286,620	11,777,216
Public Storage	47,000	8,053,450
Realty Income Corp.	84,625	3,759,042
Retail Opportunity Investments Corp.	180,184	2,834,294
RLJ Lodging Trust	145,865	4,214,040
Simon Property Group, Inc.	119,006	19,788,318
SL Green Realty Corp.	86,758	9,492,193
UDR, Inc.	156,855	4,490,759
Washington Prime Group Inc.(a)	64,503	1,208,786
		177,871,928
Total Real Estate Investment Trusts, Common Stocks & Other Equity Interests (Cost $294,917,361)		367,181,841

Money Market Funds–4.75%
Liquid Assets Portfolio–Institutional Class(c)	9,113,866	9,113,866
Premier Portfolio–Institutional Class(c)	9,113,866	9,113,866
Total Money Market Funds (Cost $18,227,732)		18,227,732
TOTAL INVESTMENTS–100.48% (Cost $313,145,093)		385,409,573
OTHER ASSETS LESS LIABILITIES–(0.48)%		(1,837,410)
NET ASSETS–100.00%		$383,572,163

Investment Abbreviations:

REIT	– Real Estate Investment Trust
Wts.	– Warrants

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	Security purchased or received in transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at June 30, 2014 represented less than 1% of the Fund’s Net Assets.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By country, based on Net Assets

as of June 30, 2014

United States	46.4%
Japan	13.1
Hong Kong	7.0
Australia	6.3
United Kingdom	5.9
France	3.9
Canada	3.4
Singapore	3.4
Germany	2.4
Countries each less than 2.0% of portfolio	3.9
Money Market Funds Plus Other Assets Less Liabilities	4.3

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Real Estate Fund

Statement of Assets and Liabilities

June 30, 2014

(Unaudited)

Statement of Operations

For the six months ended June 30, 2014

(Unaudited)

Assets:
Investments, at value (Cost $294,917,361)	$367,181,841
Investments in affiliated money market funds, at value and cost	18,227,732
Total investments, at value (Cost $313,145,093)	385,409,573
Foreign currencies, at value (Cost $189,833)	190,917
Receivable for:
Investments sold	9,908,011
Fund shares sold	278,947
Dividends	1,704,828
Investment for trustee deferred compensation and retirement plans	60,481
Other assets	902
Total assets	397,553,659

Liabilities:
Payable for:
Investments purchased	12,531,815
Fund shares reacquired	778,863
Accrued fees to affiliates	560,386
Accrued trustees’ and officers’ fees and benefits	569
Accrued other operating expenses	41,963
Trustee deferred compensation and retirement plans	67,900
Total liabilities	13,981,496
Net assets applicable to shares outstanding	$383,572,163

Net assets consist of:
Shares of beneficial interest	$323,795,501
Undistributed net investment income	3,005,960
Undistributed net realized gain (loss)	(15,514,902)
Net unrealized appreciation	72,285,604
$383,572,163

Net Assets:
Series I	$210,848,093
Series II	$172,724,070

Shares outstanding, $0.001 par value per share, with an unlimited number of shares authorized:
Series I	12,339,679
Series II	10,385,566
Series I:
Net asset value per share	$17.09
Series II:
Net asset value per share	$16.63

Investment income:
Dividends (net of foreign withholding taxes of $392,632)	$6,269,105
Dividends from affiliated money market funds	1,504
Total investment income	6,270,609

Expenses:
Advisory fees	1,365,901
Administrative services fees	497,630
Custodian fees	68,172
Distribution fees — Series II	215,404
Transfer agent fees	18,618
Trustees’ and officers’ fees and benefits	14,969
Other	33,002
Total expenses	2,213,696
Less: Fees waived	(4,832)
Net expenses	2,208,864
Net investment income	4,061,745

Realized and unrealized gain from:
Net realized gain from:
Investment securities	8,070,187
Foreign currencies	12,557
8,082,744
Change in net unrealized appreciation of:
Investment securities	28,104,470
Foreign currencies	25,561
28,130,031
Net realized and unrealized gain	36,212,775
Net increase in net assets resulting from operations	$40,274,520

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Real Estate Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2014 and the year ended December 31, 2013

(Unaudited)

	June 30, 2014	December 31, 2013
Operations:
Net investment income	$4,061,745	$4,488,219
Net realized gain	8,082,744	16,689,192
Change in net unrealized appreciation (depreciation)	28,130,031	(14,467,845)
Net increase in net assets resulting from operations	40,274,520	6,709,566

Distributions to shareholders from net investment income:
Series I	—	(7,233,276)
Series ll	—	(6,251,428)
Total distributions from net investment income	—	(13,484,704)

Share transactions–net:
Series l	(506,238)	15,656,375
Series ll	(16,176,207)	49,946,312
Net increase (decrease) in net assets resulting from share transactions	(16,682,445)	65,602,687
Net increase in net assets	23,592,075	58,827,549

Net assets:
Beginning of period	359,980,088	301,152,539
End of period (includes undistributed net investment income of $3,005,960 and $(1,055,785), respectively)	$383,572,163	$359,980,088

Notes to Financial Statements

June 30, 2014

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco V.I. Global Real Estate Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty-four separate portfolios, (each constituting a “Fund”). The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

The Fund’s investment objective is total return through growth of capital and current income.

The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual

Invesco V.I. Global Real Estate Fund

trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital as a reduction to the cost of investments in the Statement of Assets and Liabilities. These recharacterizations are reflected in the accompanying financial statements.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.
E.

Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s

Invesco V.I. Global Real Estate Fund

taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

J.	Forward Foreign Currency Contracts — The Fund may enter into forward foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A forward foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
K.	Other Risks — The Fund’s investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund’s investments may tend to rise and fall more rapidly.

Because, the Fund concentrates its assets in the real estate industry, an investment in the Fund will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments.

Invesco V.I. Global Real Estate Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $250 million	0.75%
Next $250 million	0.74%
Next $500 million	0.73%
Next $1.5 billion	0.72%
Next $2.5 billion	0.71%
Next $2.5 billion	0.70%
Next $2.5 billion	0.69%
Over $10 billion	0.68%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2015, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 2.00% and Series II shares to 2.25% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2015. The fee waiver agreement cannot be terminated during its term. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.

Further, the Adviser has contractually agreed, through at least June 30, 2016, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended June 30, 2014, the Adviser waived advisory fees of $4,832.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants’ accounts. Pursuant to such agreement, for the six months ended June 30, 2014, Invesco was paid $44,548 for accounting and fund administrative services and reimbursed $453,082 for services provided by insurance companies.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2014, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2014, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Invesco V.I. Global Real Estate Fund

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of June 30, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the six months ended June 30, 2014, there were transfers from Level 1 to Level 2 of $6,099,171 and from Level 2 to Level 1 of $22,106,924, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Australia	$24,017,767	$—	$—	$24,017,767
Austria	899,146	—	—	899,146
Brazil	1,830,554	—	—	1,830,554
Canada	13,165,033	—	—	13,165,033
China	5,007,473	—	—	5,007,473
Finland	1,384,951	—	—	1,384,951
France	4,583,766	10,545,610	—	15,129,376
Germany	9,291,296	—	—	9,291,296
Hong Kong	26,754,944	—	—	26,754,944
Japan	18,446,488	31,739,463	—	50,185,951
Malta	—	—	0	0
Mexico	584,147	—	—	584,147
Netherlands	285,993	—	—	285,993
Norway	645,804	—	—	645,804
Singapore	12,997,909	—	—	12,997,909
Sweden	1,998,406	2,408,982	—	4,407,388
United Kingdom	3,352,187	19,369,994	—	22,722,181
United States	196,099,660	—	—	196,099,660
Total Investments	$321,345,524	$64,064,049	$0	$385,409,573

NOTE 4—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 5—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 6—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in 8 tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize

Invesco V.I. Global Real Estate Fund

capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of December 31, 2013, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
December 31, 2017	$18,050,383	$—	$18,050,383

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 7—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2014 was $93,112,320 and $113,848,833, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$61,868,272
Aggregate unrealized (depreciation) of investment securities	(1,492,065)
Net unrealized appreciation of investment securities	$60,376,207

Cost of investments for tax purposes is $325,033,366.

NOTE 8—Share Information

	Summary of Share Activity
	Six months ended June 30, 2014(a)		Year ended December 31, 2013
	Shares	Amount	Shares	Amount
Sold:
Series I	2,099,679	$34,579,689	2,782,023	$44,529,853
Series II	1,721,528	26,918,010	4,044,745	63,141,654

Issued as reinvestment of dividends:
Series I	—	—	466,362	7,233,276
Series II	—	—	413,454	6,251,428

Reacquired:
Series I	(2,173,618)	(35,085,927)	(2,268,921)	(36,106,754)
Series II	(2,753,189)	(43,094,217)	(1,261,354)	(19,446,770)
Net increase (decrease) in share activity	(1,105,600)	$(16,682,445)	4,176,309	$65,602,687

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 62% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Invesco V.I. Global Real Estate Fund

NOTE 9—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(c)
Series I
Six months ended 06/30/14	$15.29	$0.19	$1.61	$1.80	$—	$17.09	11.77%	$210,848	1.09	%(d)	1.09	%(d)	2.34	%(d)	26%
Year ended 12/31/13	15.47	0.22	0.21	0.43	(0.61)	15.29	2.71	189,835	1.10		1.10		1.41		49
Year ended 12/31/12	12.14	0.27	3.14	3.41	(0.08)	15.47	28.12	176,933	1.14		1.14		1.94		51
Year ended 12/31/11	13.58	0.24	(1.16)	(0.92)	(0.52)	12.14	(6.51)	134,254	1.14		1.14		1.77		47
Year ended 12/31/10	12.14	0.35	1.74	2.09	(0.65)	13.58	17.51	131,462	1.20		1.20		2.82		87
Year ended 12/31/09	9.23	0.26	2.65	2.91	—	12.14	31.53	128,224	1.26		1.26		2.59		72
Series II
Six months ended 06/30/14	14.90	0.16	1.57	1.73	—	16.63	11.61	172,724	1.34	(d)	1.34	(d)	2.09	(d)	26
Year ended 12/31/13	15.11	0.18	0.20	0.38	(0.59)	14.90	2.44	170,145	1.35		1.35		1.16		49
Year ended 12/31/12	11.87	0.23	3.07	3.30	(0.06)	15.11	27.85	124,219	1.39		1.39		1.69		51
Year ended 12/31/11	13.31	0.20	(1.13)	(0.93)	(0.51)	11.87	(6.73)	62,349	1.39		1.39		1.52		47
Year ended 12/31/10	11.93	0.32	1.70	2.02	(0.64)	13.31	17.24	34,014	1.45		1.45		2.57		87
Year ended 12/31/09	9.10	0.24	2.59	2.83	—	11.93	31.10	11,786	1.45		1.51		2.40		72

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $195,092 and $173,752 for Series I and Series II shares, respectively.

Invesco V.I. Global Real Estate Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2014 through June 30, 2014.

The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

Class	Beginning Account Value (01/01/14)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (06/30/14)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/14)	Expenses Paid During Period[2]
Series I	$1,000.00	$1,117.70	$5.72	$1,019.39	$5.46	1.09%
Series II	1,000.00	1,116.10	7.03	1,018.15	6.71	1.34

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2014 through June 30, 2014, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

Invesco V.I. Global Real Estate Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of Invesco V.I. Global Real Estate Fund’s (the Fund) investment advisory agreements. During contract renewal meetings held on June 16-17, 2014, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for the Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2014.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the management of a number of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned Invesco Funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether and on what terms to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Lipper Inc. (Lipper), an independent provider of investment company data. The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 17, 2014, and may not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Sub-Committees met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement as well as the sub-advisory contracts for the Fund, as Invesco Asset Management Limited currently manages certain assets of the Fund.

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper VA Underlying Funds Global Real Estate Funds Index. The Board noted that performance of Series I shares of the Fund was in the fifth quintile of the performance universe for the one year period and in the third quintile for the three and five year periods. (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Series I shares of the Fund was below the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Invesco V.I. Global Real Estate Fund

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Series I shares of the Fund was below the median contractual management fee rate of funds in the expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees, but that Lipper does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least June 30, 2015 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates that are managed using an investment process substantially similar to the investment process used for the Fund. The Board noted that the Fund’s effective advisory fee rate was above the effective advisory fee rate of one mutual fund advised by Invesco and below the total account fee of a mutual fund sub-advised by Invesco Advisers. The Board also noted that Invesco Advisers advises or sub-advises four funds with a similar investment process, but the fee structures were not comparable.

The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other client accounts that are managed using an investment process substantially similar to the investment process used for the Fund. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients. Invesco Advisers reviewed with the Board the significantly greater scope of services it provides to the Invesco Funds relative to certain other client accounts. These additional services include provision of administrative services, officers and office space, oversight of service providers, preparation of annual registration statement updates and financial information and regulatory compliance under the Investment Company Act of 1940, as amended. Invesco Advisers also reviewed generally the higher frequency of shareholder purchases and redemptions in the Invesco Funds relative to the flow of assets for other client accounts. Invesco Advisers advised the Board that advance notice of redemptions is often provided to Invesco Advisers by institutional clients. The Board did note that sub-advisory fee rates charged by the Affiliated Sub-Advisers to manage the Invesco Funds and to manage other client accounts tended to be more comparable, reflecting a more comparable scope of services. The Board concluded that the aggregate services provided to the Invesco Funds were sufficiently different from those provided to institutional clients to support the difference in fees.

The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers retains overall responsibility for, and provides services to, sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described herein other than day-to-day portfolio management. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule and was assisted in this review by a report from the Senior Officer. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2013. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Lipper and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and that the research received may be used with other clients of Invesco Advisers and may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives periodic reports from the Chief Compliance Officer of the Invesco Funds demonstrating that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisors from the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds are fair and reasonable.

The Board also considered the Fund may use an affiliated broker to execute certain trades for the Fund to among other things, control information leakage, and were advised that such trades would be executed in compliance with rules under the Investment Company Act of 1940, as amended.

Invesco V.I. Global Real Estate Fund

Semiannual Report to Shareholders	June 30, 2014
Invesco V.I. Government Securities Fund

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund’s Form N-Q filings are available on the SEC website, sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.

Invesco Distributors, Inc.

VIGOV-SAR-1

NOT FDIC INSURED   |   MAY LOSE VALUE   |   NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 12/31/13 to 6/30/14, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.

Series I Shares	2.32%
Series II Shares	2.17
Barclays U.S. Aggregate Index‚ (Broad Market Index)	3.93
Barclays U.S. Government Index‚ (Style-Specific Index)	2.66
Lipper VUF General U.S. Government Funds Index■ (Peer Group Index)	2.67
Source(s): ‚FactSet Research Systems Inc.; ■Lipper Inc.

The Barclays U.S. Aggregate Index is an unmanaged index considered representative of the US investment-grade, fixed-rate bond market.

    The Barclays U.S. Government Index is an unmanaged index considered representative of fixed income obligations issued by the US Treasury, government agencies and quasi-federal corporations.

    The Lipper VUF General U.S. Government Funds Index is an unmanaged index considered representative of general US government variable insurance underlying funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

 Average Annual Total Returns

 As of 6/30/14

Series I Shares
Inception (5/5/93)	4.68%
10 Years	4.10
5 Years	3.43
1 Year	1.94

Series II Shares
Inception (9/19/01)	3.80%
10 Years	3.83
5 Years	3.16
1 Year	1.65

The performance of the Fund’s Series I and Series II share classes will differ primarily due to different class expenses.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 0.76% and 1.01%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Invesco V.I. Government Securities Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.

    The most recent month-end performance at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

Invesco V.I. Government Securities Fund

Schedule of Investments

June 30, 2014

(Unaudited)

	Principal Amount	Value
U.S. Government Sponsored Agency Mortgage-Backed Securities–57.57%
Collateralized Mortgage Obligations–26.15%
Fannie Mae REMICs, 4.00%, 07/25/18 to 07/25/40	$7,450,813	$7,889,688
5.00%, 08/25/19 to 09/25/37	4,698,069	4,846,966
4.25%, 12/25/19 to 02/25/37	4,692,035	4,933,974
4.50%, 10/25/22 to 07/25/27	1,271,315	1,300,919
3.00%, 10/25/25 to 09/25/36	5,924,250	6,063,551
2.50%, 03/25/26	2,528,516	2,585,841
7.00%, 09/18/27	588,640	663,623
6.50%, 03/25/32	1,587,705	1,772,303
5.75%, 10/25/35	1,045,086	1,170,120
0.45%, 05/25/36(a)	6,434,979	6,424,744
0.65%, 03/25/37 to 05/25/41(a)	11,727,625	11,761,180
0.55%, 06/25/38(a)	9,964,398	9,975,912
6.58%, 06/25/39(a)	6,425,477	7,408,622
0.70%, 02/25/41(a)	6,848,579	6,880,452
0.67%, 11/25/41(a)	2,717,219	2,734,266
Federal Home Loan Bank, 5.07%, 10/20/15	792,417	829,293
5.46%, 11/27/15	11,202,328	11,866,761
5.77%, 03/23/18	1,590,278	1,761,962
Freddie Mac REMICs, 4.00%, 12/15/17 to 06/15/39	7,400,584	7,656,622
5.00%, 02/15/18 to 09/15/31	3,014,413	3,160,371
4.50%, 07/15/18 to 10/15/36	793,175	831,617
3.00%, 10/15/18 to 04/15/26	5,899,577	6,093,224
3.75%, 10/15/18	1,546,354	1,572,730
4.25%, 01/15/19	170,279	171,386
3.50%, 12/15/27	416,860	426,999
0.55%, 04/15/28 to 06/15/37(a)	8,258,909	8,274,719
0.65%, 12/15/35 to 03/15/40(a)	9,087,981	9,129,828
0.45%, 03/15/36(a)	6,420,010	6,437,126
0.50%, 11/15/36(a)	8,770,218	8,760,861
1.01%, 11/15/39(a)	2,018,649	2,052,728
0.60%, 03/15/40 to 02/15/42(a)	21,332,195	21,348,157
Ginnie Mae REMICs, 6.00%, 01/16/25	1,346,328	1,505,038
4.75%, 09/20/32	333,142	339,220
4.50%, 03/20/33 to 09/16/34	8,461,355	8,672,948
4.00%, 04/16/33 to 02/20/38	4,443,653	4,572,822
5.74%, 08/20/34(a)	2,232,555	2,470,311
5.00%, 08/16/35	160,904	164,381
5.86%, 01/20/39(a)	7,375,003	8,320,191
0.95%, 09/16/39(a)	2,759,891	2,815,869
4.51%, 07/20/41(a)	1,928,545	2,073,541
		197,720,866

Federal Deposit Insurance Co. (FDIC)–0.06%
Series 2010-S1, Class 1A, Gtd. Floating Rate Notes , 0.70%, 02/25/48 (Acquired 03/05/10; Cost $442,731)(a)(b)	442,731	442,986

	Principal Amount	Value
Federal Home Loan Mortgage Corp. (FHLMC)–11.55%
Pass Through Ctfs., 7.00%, 07/01/14 to 12/01/37	$6,854,220	$7,778,870
8.00%, 07/01/15 to 09/01/36	7,594,089	9,094,414
6.50%, 11/01/15 to 12/01/35	5,963,973	6,741,498
6.00%, 02/01/16 to 07/01/38	2,400,821	2,621,558
5.00%, 07/01/18 to 01/01/40	3,157,274	3,500,524
10.50%, 08/01/19	770	791
4.50%, 09/01/20 to 08/01/41	18,499,441	20,167,255
8.50%, 09/01/20 to 08/01/31	699,209	801,805
10.00%, 03/01/21	29,750	33,008
9.00%, 06/01/21 to 06/01/22	195,346	212,677
7.50%, 09/01/22 to 08/01/36	2,255,423	2,552,230
5.50%, 12/01/22	1,085,769	1,162,707
3.50%, 08/01/26	1,694,298	1,796,500
3.00%, 05/01/27	2,467,868	2,570,595
7.05%, 05/20/27	194,412	216,926
6.03%, 10/20/30	1,301,481	1,504,973
Pass Through Ctfs., ARM, 2.54%, 09/01/35(a)	9,427,096	10,078,749
2.45%, 07/01/36(a)	7,587,285	8,092,624
2.21%, 10/01/36(a)	4,412,259	4,666,615
2.53%, 10/01/36(a)	315,541	336,688
2.62%, 11/01/37(a)	3,072,477	3,302,758
2.68%, 01/01/38(a)	150,565	162,188
		87,395,953

Federal National Mortgage Association (FNMA)–15.35%
Pass Through Ctfs., 8.00%, 08/01/14 to 11/01/37	6,372,804	7,436,015
7.00%, 09/01/14 to 06/01/36	9,373,299	10,303,623
6.50%, 12/01/14 to 11/01/37	6,551,457	7,276,544
7.50%, 02/01/15 to 08/01/37	8,525,212	9,814,130
6.00%, 09/01/17 to 10/01/38	5,011,485	5,625,642
5.00%, 11/01/17 to 12/01/33	767,486	828,909
8.50%, 11/01/17 to 08/01/37	2,704,583	3,159,437
4.50%, 04/01/19 to 08/01/41	14,960,935	16,217,553
5.50%, 03/01/21 to 05/01/35	3,207,804	3,603,758
6.75%, 07/01/24	664,924	756,357
6.95%, 10/01/25	23,900	25,014
3.50%, 03/01/27 to 08/01/27	16,909,135	18,096,066
3.00%, 05/01/27 to 08/01/27	8,046,498	8,371,197
Pass Through Ctfs., ARM, 2.49%, 10/01/34(a)	3,767,066	4,059,538
2.33%, 05/01/35(a)	724,082	770,716
2.35%, 03/01/38(a)	167,504	178,421
2.85%, 02/01/42(a)	3,477,465	3,625,786
2.30%, 06/01/43(a)	4,569,493	4,578,707
2.24%, 08/01/43(a)	4,374,066	4,452,660
Pass Through Ctfs., BAL, 3.84%, 04/01/18	6,406,958	6,896,457
		116,076,530

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Government Securities Fund

	Principal Amount		Value
Government National Mortgage Association (GNMA)–4.46%
Pass Through Ctfs., 6.50%, 08/20/14 to 01/15/37	$6,434,083		$7,263,528
7.50%, 10/15/14 to 10/15/35	4,019,884		4,618,468
11.00%, 10/15/15	606		609
7.00%, 04/15/17 to 01/15/37	2,245,686		2,480,306
8.00%, 05/15/17 to 01/15/37	2,297,848		2,706,959
10.50%, 09/15/17	532		535
8.50%, 12/15/17 to 01/15/37	365,048		400,596
10.00%, 06/15/19	12,647		14,078
6.00%, 09/15/20 to 08/15/33	1,046,038		1,168,356
5.00%, 02/15/25	360,825		396,558
6.95%, 08/20/25 to 08/20/27	370,813		386,714
6.38%, 10/20/27 to 04/20/28	465,344		521,951
6.10%, 12/20/33	5,997,630		7,128,253
3.50%, 10/20/42	6,406,016		6,628,001
			33,714,912
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $425,008,025)			435,351,247

U.S. Treasury Securities–16.18%
U.S. Treasury Bills–0.24%(c)(d)
0.04%, 11/13/14	1,820,000		1,819,692

U.S. Treasury Notes–8.25%
0.88%, 11/30/16	4,600,000		4,627,727
0.63%, 05/31/17	5,000,000		4,966,162
0.75%, 06/30/17	6,250,000		6,225,300
0.63%, 08/31/17	1,500,000		1,483,533
0.75%, 12/31/17	5,000,000		4,936,574
1.38%, 12/31/18	3,000,000		2,987,199
1.50%, 12/31/18	5,500,000		5,502,315
1.50%, 05/31/19	9,000,000		8,954,650
1.63%, 06/30/19	5,000,000		4,999,816
3.63%, 02/15/20	2,000,000		2,199,657
2.00%, 09/30/20	5,000,000		5,008,545
2.13%, 06/30/21	4,500,000		4,498,618
2.13%, 08/15/21	2,700,000		2,697,912
2.00%, 11/15/21	3,300,000		3,258,274
			62,346,282

U.S. Treasury Bonds–2.03%
8.75%, 05/15/20	3,500,000		4,857,935
7.88%, 02/15/21	1,100,000		1,503,596
5.38%, 02/15/31	3,800,000		4,984,078
3.38%, 05/15/44	4,000,000		4,019,693
			15,365,302

U.S. Treasury Inflation-Indexed Bonds–5.66%
2.00%, 01/15/16	9,554,560	(e)	10,073,369
0.13%, 04/15/18	21,534,660	(e)	22,237,702
0.63%, 01/15/24	10,159,200	(e)	10,518,797
			42,829,868
Total U.S. Treasury Securities (Cost $121,220,662)			122,361,144

	Principal Amount	Value
U.S. Government Sponsored Agency Securities–16.11%
Federal Agricultural Mortgage Corp.–3.53%
Sec. Gtd. Notes, 5.13%, 04/19/17(b)	$14,000,000	$15,578,145
Sr. Unsec. Medium-Term Notes, 2.00%, 07/27/16	4,000,000	4,110,117
Unsec. Medium-Term Notes, 0.85%, 08/11/14	7,000,000	7,006,081
		26,694,343

Federal Farm Credit Bank (FFCB)–1.75%
Unsec. Bonds, 1.05%, 03/28/16	7,000,000	7,080,331
5.43%, 06/07/24	2,885,000	3,503,147
Unsec. Medium-Term Notes, 5.75%, 12/07/28	2,100,000	2,662,439
		13,245,917

Federal Home Loan Bank (FHLB)–3.88%
Unsec. Bonds, 1.50%, 10/12/17	4,800,000	4,857,462
2.00%, 09/14/18	2,500,000	2,550,885
4.50%, 09/13/19	5,000,000	5,659,660
1.88%, 03/13/20	6,000,000	5,976,329
3.38%, 06/12/20	6,220,000	6,708,762
2.88%, 09/11/20	3,455,000	3,615,700
		29,368,798

Federal Home Loan Mortgage Corp. (FHLMC)–2.40%
Unsec. Global Notes, 0.88%, 02/22/17	6,850,000	6,867,483
0.75%, 01/12/18	1,650,000	1,624,570
1.25%, 08/01/19	4,800,000	4,686,429
2.38%, 01/13/22	5,000,000	4,997,496
		18,175,978

Federal National Mortgage Association (FNMA)–1.85%
Unsec. Global Notes, 1.63%, 11/27/18	5,000,000	5,022,008
1.88%, 02/19/19	8,800,000	8,915,300
		13,937,308

Financing Corp (FICO)–0.47%
Sec. Bonds, 9.80%, 04/06/18	700,000	910,110
Series E, Sec. Bonds, 9.65%, 11/02/18	1,985,000	2,640,089
		3,550,199

Tennessee Valley Authority (TVA)–2.23%
Sr. Unsec. Global Bonds, 4.88%, 12/15/16	13,553,000	14,932,284
Sr. Unsec. Global Notes, 1.88%, 08/15/22	2,000,000	1,890,798
		16,823,082
Total U.S. Government Sponsored Agency Securities (Cost $120,119,195)		121,795,625

Bonds–6.87%
Collateralized Mortgage Obligations–5.35%
La Hipotecaria El Salvadorian Mortgage Trust (El Savador), Series 2013-1A, Class A, Pass Through Ctfs., 3.50%, 10/25/41 (Acquired 04/22/13; Cost $12,455,109)(b)	12,033,922	12,613,055

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Government Securities Fund

	Principal Amount	Value
Collateralized Mortgage Obligations–(continued)
La Hipotecaria Panamanian Mortgage Trust (El Savador), Series 2010-1GA, Class A, Floating Rate Pass Through Ctfs., 2.75%, 09/08/39 (Acquired 04/22/13; Cost $21,349,797)(a)(b)	$20,665,260	$21,420,844
LSTAR Commercial Mortgage Trust, Series 2014-2, Class A2, Pass Through Ctfs., 2.77%, 01/20/41(b)	6,300,000	6,386,430
		40,420,329

Credit Cards–0.93%
Citibank Credit Card Issuance Trust, Series 2014-A5, Class A5, Pass Through Ctfs., 2.68%, 06/07/23	7,000,000	7,036,512

Sovereign Debt–0.59%
Israel Government Agency for International Development (AID) Bond (Israel), Unsec. Gtd. Global Bonds, 5.13%, 11/01/24	3,800,000	4,477,041
Total Bonds (Cost $50,855,722)		51,933,882

	Principal Amount	Value
Corporate Notes–2.22%
Private Export Funding Corp.–2.22%
Sec. Gtd. Notes, 2.13%, 07/15/16	$5,000,000	$5,142,206
1.38%, 02/15/17	5,000,000	5,059,674
4.30%, 12/15/21	1,540,000	1,715,839
Sr. Sec. Gtd. Notes, 1.45%, 08/15/19	5,000,000	4,900,753
Total Corporate Notes (Cost $16,537,468)		16,818,472

	Shares
Money Market Funds–0.86%
Government & Agency Portfolio, Institutional Class (Cost $6,467,959)(f)	6,467,959	6,467,959
SWAPTIONS PURCHASED–0.03% (Cost $268,125)(g)		230,989
TOTAL INVESTMENTS–99.84% (Cost $740,477,156)		754,959,318
OTHER ASSETS LESS LIABILITIES–0.16%		1,218,945
NET ASSETS–100.00%		$756,178,263

Investment Abbreviations:

ARM	– Adjustable Rate Mortgage
BAL	– Balloon
Ctfs.	– Certificates

Gtd.	– Guaranteed
REMIC	– Real Estate Mortgage Investment Conduits
Sec.	– Secured

Sr.	– Senior
Unsec.	– Unsecured

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on June 30, 2014.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at June 30, 2014 was $56,441,460, which represented 7.46% of the Fund’s Net Assets.
(c)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(d)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1I and Note 4.
(e)	Principal amount of security and interest payments are adjusted for inflation.
(f)	The money market fund and the Fund are affiliated by having the same investment adviser.
(g)	The table below details swaptions purchased.

Open Over-The-Counter Swaptions Purchased
Description	Type of Contract	Counterparty	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Currency	Notional Value	Value
1 Year Interest Rate Swap	Put	Barclays Bank PLC	0.461%	Pay	3 Month USD BBA LIBOR	12/09/14	USD	$330,000,000	$230,989
Total Swaptions Purchased (Cost $268,125) — Interest Rate Risk									$230,989

Abbreviations:

BBA	– British Banker’s Association
LIBOR	– London InterBank Offered Rate
USD	– U.S. Dollar

Portfolio Composition

By security type, based on Net Assets

as of June 30, 2014

U.S. Government Sponsored Agency Mortgage-Backed Securities	57.6%
U.S. Treasury Securities	16.2
U.S. Government Sponsored Agency Securities	16.1
Bonds	6.9
Corporate Notes	2.2
Swaptions Purchased	0.0
Money Market Funds Plus Other Assets Less Liabilities	1.0

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Government Securities Fund

Statement of Assets and Liabilities

June 30, 2014

(Unaudited)

Statement of Operations

For the six months ended June 30, 2014

(Unaudited)

Assets:
Investments, at value (Cost $734,009,197)	$748,491,359
Investments in affiliated money market funds, at value and cost	6,467,959
Total investments, at value (Cost $740,477,156)	754,959,318
Receivable for:
Variation margin — futures contracts	350,938
Fund shares sold	72,678
Dividends and interest	2,575,338
Principal paydowns	365,933
Investment for trustee deferred compensation and retirement plans	240,441
Other assets	13,249
Total assets	758,577,895

Liabilities:
Payable for:
Fund shares reacquired	1,014,267
Accrued fees to affiliates	1,074,540
Accrued trustees’ and officers’ fees and benefits	896
Accrued other operating expenses	32,490
Trustee deferred compensation and retirement plans	277,439
Total liabilities	2,399,632
Net assets applicable to shares outstanding	$756,178,263

Net assets consist of:
Shares of beneficial interest	$736,004,193
Undistributed net investment income	25,767,867
Undistributed net realized gain (loss)	(21,440,876)
Net unrealized appreciation	15,847,079
$756,178,263

Net Assets:
Series I	$535,079,575
Series II	$221,098,688

Shares outstanding, $0.001 par value per share, with an unlimited number of shares authorized:
Series I	44,931,550
Series II	18,754,313
Series I:
Net asset value per share	$11.91
Series II:
Net asset value per share	$11.79

Investment income:
Interest	$8,497,073
Dividends from affiliated money market funds	869
Total investment income	8,497,942

Expenses:
Advisory fees	1,800,876
Administrative services fees	1,026,789
Custodian fees	33,270
Distribution fees — Series II	279,716
Transfer agent fees	25,442
Trustees’ and officers’ fees and benefits	17,442
Other	125,222
Total expenses	3,308,757
Less: Fees waived	(990)
Net expenses	3,307,767
Net investment income	5,190,175

Realized and unrealized gain from:
Net realized gain from:
Investment securities	195,145
Futures contracts	3,931,050
4,126,195
Change in net unrealized appreciation of:
Investment securities	6,104,000
Futures contracts	2,175,297
8,279,297
Net realized and unrealized gain	12,405,492
Net increase in net assets resulting from operations	$17,595,667

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Government Securities Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2014 and the year ended December 31, 2013

(Unaudited)

	June 30, 2014	December 31, 2013
Operations:
Net investment income	$5,190,175	$9,968,610
Net realized gain (loss)	4,126,195	(11,506,190)
Change in net unrealized appreciation (depreciation)	8,279,297	(25,851,310)
Net increase (decrease) in net assets resulting from operations	17,595,667	(27,388,890)

Distributions to shareholders from net investment income:
Series I	—	(22,128,544)
Series ll	—	(7,761,089)
Total distributions from net investment income	—	(29,889,633)

Share transactions–net:
Series l	(43,320,717)	(265,152,570)
Series ll	(11,023,732)	(18,936,311)
Net increase (decrease) in net assets resulting from share transactions	(54,344,449)	(284,088,881)
Net increase (decrease) in net assets	(36,748,782)	(341,367,404)

Net assets:
Beginning of period	792,927,045	1,134,294,449
End of period (includes undistributed net investment income of $25,767,867 and $20,577,692, respectively)	$756,178,263	$792,927,045

Notes to Financial Statements

June 30, 2014

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco V.I. Government Securities Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty-four separate portfolios, (each constituting a “Fund”). The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

The Fund’s investment objective is total return, comprised of current income and capital appreciation.

The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Invesco V.I. Government Securities Fund

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

Invesco V.I. Government Securities Fund

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Dollar Rolls and Forward Commitment Transactions — The Fund may enter into dollar roll transactions to enhance the Fund’s performance. The Fund executes its dollar roll transactions in the to be announced (“TBA”) market whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by the sale of the security with a simultaneous agreement to repurchase at a future date.

The Fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. These transactions increase the Fund’s portfolio turnover rate. The Fund will segregate liquid assets in an amount equal to its dollar roll commitments. Dollar roll transactions are considered borrowings under the 1940 Act.

Dollar roll transactions involve the risk that a counter-party to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Dollar rolls transactions also involve the risk that the value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement.

J.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
K.	Put Options Purchased — The Fund may purchase put options including options on securities indexes and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option’s underlying instrument may be a security, securities index, or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund’s resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

Additionally, the Fund may enter into an option on a swap agreement, also called a “swaption,” is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties.

L.	Other Risks — The Fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government. Many securities purchased by the Fund are not guaranteed by the U.S. Government.
M.	Collateral — To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

Invesco V.I. Government Securities Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $250 million	0.50%
Over $250 million	0.45%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2015, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waivers and/or expense reimbursements (excluding certain items discussed below) of Series I shares to 1.50% and Series II shares to 1.75% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waivers and/or expense reimbursements to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2015. The fee waiver agreement cannot be terminated during its term. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.

Further, the Adviser has contractually agreed, through at least June 30, 2016, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended June 30, 2014, the Adviser waived advisory fees of $990.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants’ accounts. Pursuant to such agreement, for the six months ended June 30, 2014, Invesco was paid $91,356 for accounting and fund administrative services and reimbursed $935,433 for services provided by insurance companies.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2014, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2014, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Invesco V.I. Government Securities Fund

The following is a summary of the tiered valuation input levels, as of June 30, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$6,467,959	$—	$—	$6,467,959
U.S. Treasury Securities	—	122,361,144	—	122,361,144
U.S. Government Sponsored Agency Securities	—	557,146,872	—	557,146,872
Corporate Debt Securities	—	16,818,472	—	16,818,472
Bonds	—	47,456,841	—	47,456,841
Foreign Sovereign Debt Securities	—	4,477,041	—	4,477,041
Swaptions Purchased	—	230,989	—	230,989
	6,467,959	748,491,359	—	754,959,318
Futures Contracts*	1,364,918	—	—	1,364,918
Total Investments	$7,832,877	$748,491,359	$—	$756,324,236

*	Unrealized appreciation.

NOTE 4—Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of June 30, 2014:

	Value
Risk Exposure/Derivative Type	Assets	Liabilities
Interest rate risk
Futures contracts(a)	$1,382,944	$(18,026)
Swaptions purchased(b)	—	(37,136)
Total	$1,382,944	$(55,162)

(a)	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.
(b)	Swaptions purchased at value as reported in the Schedule of Investments.

Effect of Derivative Investments for the six months ended June 30, 2014

The table below summarizes the gains on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain on Statement of Operations(a)
Futures Contracts
Realized Gain
Interest rate risk	$3,931,050
Change in Unrealized Appreciation
Interest rate risk	2,175,297
Total	$6,106,347

(a)	Swaptions purchased are included in the net realized gain from investment securities and net change in unrealized appreciation (depreciation) on investment securities.

The table below summarizes the six month average notional value of futures contracts and the one month average notional value for swaptions purchased.

	Futures Contracts	Swaptions Purchased
Average notional value	$217,300,680	$330,000,000

Open Futures Contracts at Period-End
Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2 Year Notes	Long	140	September-2014	$30,743,125	$(18,026)
U.S. Treasury 5 Year Notes	Long	164	September-2014	19,591,594	53,258
U.S. Treasury 10 Year Notes	Long	230	September-2014	28,789,531	86,930
U.S. Ultra Bonds	Long	598	September-2014	89,662,625	1,077,923
U.S. Treasury 30 Year Bonds	Short	268	September-2014	(36,766,250)	164,833
Total Futures Contracts — Interest Rate Risk					$1,364,918

Invesco V.I. Government Securities Fund

Offsetting Assets and Liabilities

Accounting Standards Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities, which was subsequently clarified in Financial Accounting Standards Board ASU 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” is intended to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting arrangements on the Statement of Assets and Liabilities and to enable investors to better understand the effect of those arrangements on its financial position. In order for an arrangement to be eligible for netting, the Fund must have a basis to conclude that such netting arrangements are legally enforceable. The Fund enters into netting agreements and collateral agreements in an attempt to reduce the Fund’s Counterparty credit risk by providing for a single net settlement with a Counterparty of all financial transactions covered by the agreement in an event of default as defined under such agreement.

There were no derivative instruments subject to a netting agreement for which the Fund is not currently netting. The following tables present derivative instruments that are either subject to an enforceable netting agreement or offset by collateral arrangements as of June 30, 2014.

Assets:
	Gross amounts presented in Statement of Assets & Liabilities(a)	Gross amounts offset in Statement of Assets & Liabilities	Net amounts of assets presented in Statement of Assets & Liabilities	Collateral Received
Counterparty				Financial Instruments	Cash	Net Amount
Bank of America Securities LLC	$1,382,944	$(18,026)	$1,364,918	$—	$—	$1,364,918

Liabilities:
	Gross amounts presented in Statement of Assets & Liabilities(a)	Gross amounts offset in Statement of Assets & Liabilities	Net amounts of liabilities presented in Statement of Assets & Liabilities	Collateral Pledged
Counterparty				Financial Instruments	Cash	Net Amount
Bank of America Securities LLC	$18,026	$(18,026)	$—	$—	$—	$—

(a)	Includes cumulative appreciation (depreciation) of futures contracts.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances

The Fund may borrow for leveraging in an amount up to 5% of the Fund’s total assets (excluding the amount borrowed) at the time the borrowing is made. In doing so, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. A Fund may not purchase additional securities when any borrowings from banks exceeds 5% of the Fund’s total assets.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in 8 tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

Invesco V.I. Government Securities Fund

The Fund had a capital loss carryforward as of December 31, 2013, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
December 31, 2017	$3,845,839	$—	$3,845,839
Not subject to expiration	13,796,425	8,373,704	22,170,129
	$17,642,264	$8,373,704	$26,015,968

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2014 was $92,537,814 and $89,301,864, respectively. During the same period, purchases and sales of U.S. Treasury obligations were $49,077,929 and $89,080,970, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$16,513,426
Aggregate unrealized (depreciation) of investment securities	(2,121,927)
Net unrealized appreciation of investment securities	$14,391,499

Cost of investments for tax purposes is $740,567,819.

NOTE 9—Share Information

	Summary of Share Activity
	Six months ended June 30, 2014(a)		Year ended December 31, 2013
	Shares	Amount	Shares	Amount
Sold:
Series I	2,487,616	$29,291,996	4,151,119	$50,366,115
Series II	537,850	6,274,703	2,789,136	33,454,648

Issued as reinvestment of dividends:
Series I	—	—	1,892,946	22,128,544
Series II	—	—	669,059	7,761,089

Reacquired:
Series I	(6,157,941)	(72,612,713)	(27,869,610)	(337,647,229)
Series II	(1,480,413)	(17,298,435)	(5,008,779)	(60,152,048)
Net increase (decrease) in share activity	(4,612,888)	$(54,344,449)	(23,376,129)	$(284,088,881)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 83% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Invesco V.I. Government Securities Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(c)
Series I
Six months ended 06/30/14	$11.64	$0.08	$0.19	$0.27	$—	$—	$—	$11.91	2.32%	$535,080	0.78	%(d)	0.78	%(d)	1.42	%(d)	19%
Year ended 12/31/13	12.40	0.13	(0.45)	(0.32)	(0.44)	—	(0.44)	11.64	(2.62)	565,690	0.74		0.76		1.10		139
Year ended 12/31/12	12.49	0.19	0.12	0.31	(0.40)	—	(0.40)	12.40	2.47	873,212	0.65		0.76		1.49		118
Year ended 12/31/11	12.00	0.25	0.67	0.92	(0.43)	—	(0.43)	12.49	7.91	970,029	0.63		0.75		2.03		85
Year ended 12/31/10	11.95	0.24	0.41	0.65	(0.60)	—	(0.60)	12.00	5.40	1,072,405	0.73		0.75		1.98		61
Year ended 12/31/09	13.05	0.45	(0.43)	0.02	(0.65)	(0.47)	(1.12)	11.95	(0.01)	1,192,967	0.73		0.75		3.47		55
Series II
Six months ended 06/30/14	11.54	0.10	0.15	0.25	—	—	—	11.79	2.17	221,099	1.03	(d)	1.03	(d)	1.17	(d)	19
Year ended 12/31/13	12.29	0.10	(0.45)	(0.35)	(0.40)	—	(0.40)	11.54	(2.85)	227,237	0.99		1.01		0.85		139
Year ended 12/31/12	12.39	0.16	0.12	0.28	(0.38)	—	(0.38)	12.29	2.22	261,083	0.90		1.01		1.24		118
Year ended 12/31/11	11.92	0.21	0.67	0.88	(0.41)	—	(0.41)	12.39	7.63	295,318	0.88		1.00		1.78		85
Year ended 12/31/10	11.88	0.22	0.40	0.62	(0.58)	—	(0.58)	11.92	5.10	24,074	0.98		1.00		1.73		61
Year ended 12/31/09	12.97	0.41	(0.43)	(0.02)	(0.60)	(0.47)	(1.07)	11.88	(0.26)	14,462	0.98		1.00		3.22		55

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the period ended December 31, 2011, the portfolio turnover calculation excludes the value of securities purchased of $309,171,077 and sold of $25,033,352 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Van Kampen V.I. Government Fund into the Fund.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $553,617 and $225,627 for Series I and Series II shares, respectively.

Invesco V.I. Government Securities Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2014 through June 30, 2014.

The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

Class	Beginning Account Value (01/01/14)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (06/30/14)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/14)	Expenses Paid During Period[2]
Series I	$1,000.00	$1,023.20	$3.91	$1,020.93	$3.91	0.78%
Series II	1,000.00	1,021.70	5.16	1,019.69	5.16	1.03

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2014 through June 30, 2014, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

Invesco V.I. Government Securities Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of Invesco V.I. Government Securities Fund’s (the Fund) investment advisory agreements. During contract renewal meetings held on June 16-17, 2014, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for the Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2014.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the management of a number of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned Invesco Funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether and on what terms to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Lipper Inc. (Lipper), an independent provider of investment company data. The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 17, 2014, and may not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Sub-Committees met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper VA Underlying Funds General U.S. Government Funds Index. The Board noted that performance of Series I shares of the Fund was in the third quintile of its performance universe for the one year period, the second quintile for the three year period and the fourth quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Series I shares of the Fund was below the performance of the Index for the one, three, and five year periods. The Board noted that unlike many peers, the Fund does not invest up to 20% of its assets in non-U.S.

Invesco V.I. Government Securities Fund

government or non-government securities. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Series I shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees, but that Lipper does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least June 30, 2015 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other mutual funds or client accounts using an investment process substantially similar to the investment process used for the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule and was assisted in this review by a report from the Senior Officer. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2013. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Lipper and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisors from the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds are fair and reasonable.

Invesco V.I. Government Securities Fund

Semiannual Report to Shareholders	June 30, 2014
Invesco V.I. Growth and Income Fund

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund’s Form N-Q filings are available on the SEC website, sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.

Invesco Distributors, Inc.

VK-VIGRI-SAR-1

NOT FDIC INSURED   |   MAY LOSE VALUE   |   NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 12/31/13 to 6/30/14, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.

Series I Shares	6.73%
Series II Shares	6.59
S&P 500 Index‚ (Broad Market Index)	7.14
Russell 1000 Value Index‚ (Style-Specific Index)	8.28
Lipper VUF Large-Cap Value Funds Index■ (Peer Group Index)	7.44
Source(s): ‚FactSet Research Systems Inc.; ■Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

    The Russell 1000® Value Index is an unmanaged index considered representative of large-cap value stocks. The Russell 1000 Value Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

    The Lipper VUF Large-Cap Value Funds Index is an unmanaged index considered representative of large-cap value variable insurance underlying funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

 Average Annual Total Returns

 As of 6/30/14

Series I Shares
Inception (12/23/96)	9.26%
10 Years	8.30
5 Years	17.83
1 Year	21.70

Series II Shares
Inception (9/18/00)	6.57%
10 Years	8.04
5 Years	17.54
1 Year	21.43

Effective June 1, 2010, Class I and Class II shares of the predecessor fund, Van Kampen Life Investment Trust Growth and Income Portfolio, advised by Van Kampen Asset Management were reorganized into Series I and Series II shares, respectively, of Invesco Van Kampen V.I. Growth and Income Fund (renamed Invesco V.I. Growth and Income Fund on April 29, 2013). Returns shown above for Series I and Series II shares are blended returns of the predecessor fund and Invesco V.I. Growth and Income Fund. Share class returns will differ from the predecessor fund because of different expenses.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 0.78% and 1.03%, respectively.1,2 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 0.84% and 1.09%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Invesco V.I. Growth and Income Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.

    The most recent month-end performance at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least April 30, 2015. See current prospectus for more information.
2	Total annual Fund operating expenses after any contractual fee waivers by the adviser in effect through at least June 30, 2016. See current prospectus for more information.

Invesco V.I. Growth and Income Fund

Schedule of Investments(a)

June 30, 2014

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–95.56%
Aerospace & Defense–1.04%
General Dynamics Corp.	183,172	$21,348,697

Agricultural Products–0.94%
Archer-Daniels-Midland Co.	437,586	19,301,918

Apparel Retail–1.14%
Abercrombie & Fitch Co.–Class A	538,514	23,290,730

Application Software–2.45%
Adobe Systems Inc.(b)	511,170	36,988,261
Citrix Systems, Inc.(b)	211,716	13,242,836
		50,231,097

Asset Management & Custody Banks–2.07%
Northern Trust Corp.	319,788	20,533,587
State Street Corp.	327,168	22,005,320
		42,538,907

Automobile Manufacturers–1.29%
General Motors Co.	730,149	26,504,409

Biotechnology–1.02%
Amgen Inc.	176,523	20,895,027

Cable & Satellite–3.07%
Comcast Corp.–Class A	584,488	31,375,316
Time Warner Cable Inc.	215,161	31,693,215
		63,068,531

Construction Machinery & Heavy Trucks–1.51%
Caterpillar Inc.	286,018	31,081,576

Diversified Banks–7.79%
Bank of America Corp.	1,459,645	22,434,744
Comerica Inc.	448,987	22,521,188
JPMorgan Chase & Co.	1,531,928	88,269,691
Wells Fargo & Co.	507,887	26,694,541
		159,920,164

Diversified Chemicals–1.17%
Dow Chemical Co. (The)	467,117	24,037,841

Diversified Metals & Mining–0.88%
Freeport-McMoRan Copper & Gold Inc.	492,920	17,991,580

Electric Utilities–1.38%
Edison International	184,884	10,743,609
Pinnacle West Capital Corp.	304,264	17,598,630
		28,342,239

Electronic Components–1.36%
Corning Inc.	1,275,942	28,006,927

Health Care Equipment–0.78%
Medtronic, Inc.	252,366	16,090,856

	Shares	Value
Hotels, Resorts & Cruise Lines–1.42%
Carnival Corp.	774,155	$29,146,936

Household Products–0.88%
Procter & Gamble Co. (The)	230,636	18,125,683

Industrial Conglomerates–2.42%
General Electric Co.	1,892,377	49,731,668

Industrial Machinery–1.18%
Ingersoll-Rand PLC	388,919	24,311,327

Insurance Brokers–3.18%
Aon PLC	218,535	19,687,818
Marsh & McLennan Cos., Inc.	610,693	31,646,111
Willis Group Holdings PLC	322,772	13,976,028
		65,309,957

Integrated Oil & Gas–6.61%
Exxon Mobil Corp.	197,988	19,933,432
Occidental Petroleum Corp.	243,702	25,011,136
Royal Dutch Shell PLC–Class A (United Kingdom)	1,330,932	55,090,772
Total S.A. (France)	493,528	35,668,085
		135,703,425

Integrated Telecommunication Services–1.66%
Koninklijke (Royal) KPN N.V. (Netherlands)(b)	815,910	2,972,937
Orange S.A. (France)	236,073	3,720,433
Telecom Italia S.p.A. (Italy)(b)	2,243,460	2,841,572
Telefonica S.A. (Spain)	217,543	3,729,478
Verizon Communications Inc.	425,582	20,823,728
		34,088,148

Internet Software & Services–1.74%
eBay Inc.(b)	714,011	35,743,391

Investment Banking & Brokerage–4.74%
Charles Schwab Corp. (The)	1,109,095	29,867,928
Goldman Sachs Group, Inc. (The)	115,615	19,358,576
Morgan Stanley	1,487,884	48,103,290
		97,329,794

IT Consulting & Other Services–1.17%
Amdocs Ltd.	518,135	24,005,194

Managed Health Care–3.18%
Cigna Corp.	193,168	17,765,661
UnitedHealth Group Inc.	252,980	20,681,115
WellPoint, Inc.	248,996	26,794,459
		65,241,235

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Growth and Income Fund

	Shares	Value
Movies & Entertainment–2.44%
Time Warner Inc.	181,628	$12,759,367
Viacom Inc.–Class B	429,846	37,280,544
		50,039,911

Multi-Utilities–0.71%
PG&E Corp.	302,832	14,541,993

Oil & Gas Equipment & Services–1.68%
Baker Hughes Inc.	464,182	34,558,350

Oil & Gas Exploration & Production–3.90%
Anadarko Petroleum Corp.	211,283	23,129,150
Apache Corp.	242,210	24,371,170
Canadian Natural Resources Ltd. (Canada)	707,637	32,516,816
		80,017,136

Other Diversified Financial Services–4.57%
Citigroup Inc.	1,607,900	75,732,090
Voya Financial, Inc.	499,834	18,163,967
		93,896,057

Packaged Foods & Meats–1.91%
Mondelez International Inc.–Class A	663,044	24,937,085
Unilever N.V.–New York Shares (Netherlands)	325,421	14,240,423
		39,177,508

Personal Products–1.64%
Avon Products, Inc.	2,300,381	33,608,566

Pharmaceuticals–7.68%
Bristol-Myers Squibb Co.	212,777	10,321,812
Eli Lilly and Co.	404,771	25,164,613
Hospira, Inc.(b)	72,706	3,734,907
Merck & Co., Inc.	535,664	30,988,162
Novartis AG (Switzerland)	319,429	28,924,390
Novartis AG–ADR (Switzerland)	26,692	2,416,427
Pfizer Inc.	491,344	14,583,090
Sanofi (France)	152,180	16,186,318
Teva Pharmaceutical Industries Ltd.– ADR (Israel)	483,969	25,369,655
		157,689,374

Property & Casualty Insurance–0.05%
Chubb Corp. (The)	11,235	1,035,530

Publishing–0.78%
Thomson Reuters Corp.	436,867	15,906,557

Railroads–1.01%
CSX Corp.	672,658	20,724,593

	Shares	Value
Regional Banks–3.40%
BB&T Corp.	448,556	$17,686,563
Fifth Third Bancorp	802,030	17,123,340
PNC Financial Services Group, Inc. (The)	393,131	35,008,316
		69,818,219

Security & Alarm Services–1.67%
Tyco International Ltd.	752,773	34,326,449

Semiconductor Equipment–1.99%
Applied Materials, Inc.	1,807,804	40,765,980

Semiconductors–1.61%
Broadcom Corp.–Class A	299,508	11,117,737
Intel Corp.	166,262	5,137,496
Texas Instruments Inc.	349,994	16,726,213
		32,981,446

Specialized Finance–0.74%
CME Group Inc.–Class A	212,905	15,105,610

Specialty Chemicals–0.46%
PPG Industries, Inc.	45,363	9,533,034

Systems Software–2.45%
Microsoft Corp.	570,832	23,803,694
Symantec Corp.	1,153,296	26,410,479
		50,214,173

Wireless Telecommunication Services–0.80%
Vodafone Group PLC–ADR (United Kingdom)	490,932	16,392,219
Total Common Stocks & Other Equity Interests (Cost $1,485,570,595)		1,961,719,962

Money Market Funds–4.71%
Liquid Assets Portfolio–Institutional Class(c)	48,343,577	48,343,577
Premier Portfolio–Institutional Class(c)	48,343,577	48,343,577
Total Money Market Funds (Cost $96,687,154)		96,687,154
TOTAL INVESTMENTS–100.27% (Cost $1,582,257,749)		2,058,407,116
OTHER ASSETS LESS LIABILITIES–(0.27)%		(5,509,147)
NET ASSETS–100.00%		$2,052,897,969

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Growth and Income Fund

Investment Abbreviations:

ADR	– American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Net Assets

as of June 30, 2014

Financials	26.5%
Information Technology	12.8
Health Care	12.7
Energy	12.2
Consumer Discretionary	10.1
Industrials	8.8
Consumer Staples	5.4
Materials	2.5
Telecommunication Services	2.5
Utilities	2.1
Money Market Funds Plus Other Assets Less Liabilities	4.4

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Growth and Income Fund

Statement of Assets and Liabilities

June 30, 2014

(Unaudited)

Statement of Operations

For the six months ended June 30, 2014

(Unaudited)

Assets:
Investments, at value (Cost $1,485,570,595)	$1,961,719,962
Investments in affiliated money market funds, at value and cost	96,687,154
Total investments, at value (Cost $1,582,257,749)	2,058,407,116
Foreign currencies, at value (Cost $542,873)	544,670
Receivable for:
Investments sold	7,245,863
Fund shares sold	23,757
Dividends	3,303,934
Fund expenses absorbed	77,216
Investment for trustee deferred compensation and retirement plans	181,760
Total assets	2,069,784,316

Liabilities:
Payable for:
Investments purchased	5,427,044
Fund shares reacquired	5,844,326
Forward foreign currency contracts outstanding	1,347,474
Accrued fees to affiliates	3,984,676
Accrued trustees’ and officers’ fees and benefits	1,103
Accrued other operating expenses	64,416
Trustee deferred compensation and retirement plans	217,308
Total liabilities	16,886,347
Net assets applicable to shares outstanding	$2,052,897,969

Net assets consist of:
Shares of beneficial interest	$998,710,732
Undistributed net investment income	59,319,148
Undistributed net realized gain	520,053,161
Net unrealized appreciation	474,814,928
$2,052,897,969

Net Assets:
Series I	$164,643,981
Series II	$1,888,253,988

Shares outstanding, $0.001 par value per share, with an unlimited number of shares authorized:
Series I	5,867,487
Series II	67,543,164
Series I:
Net asset value per share	$28.06
Series II:
Net asset value per share	$27.96

Investment income:
Dividends (net of foreign withholding taxes of $731,754)	$44,157,657
Dividends from affiliated money market funds	11,729
Total investment income	44,169,386

Expenses:
Advisory fees	6,428,758
Administrative services fees	2,966,302
Custodian fees	38,507
Distribution fees — Series II	2,659,965
Transfer agent fees	14,933
Trustees’ and officers’ fees and benefits	27,479
Other	58,110
Total expenses	12,194,054
Less: Fees waived	(637,464)
Net expenses	11,556,590
Net investment income	32,612,796

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	289,261,273
Foreign currencies	59,701
Forward foreign currency contracts	(2,727,720)
286,593,254
Change in net unrealized appreciation (depreciation) of:
Investment securities	(185,581,704)
Foreign currencies	7,818
Forward foreign currency contracts	330,899
(185,242,987)
Net realized and unrealized gain	101,350,267
Net increase in net assets resulting from operations	$133,963,063

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Growth and Income Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2014 and the year ended December 31, 2013

(Unaudited)

	June 30, 2014	December 31, 2013
Operations:
Net investment income	$32,612,796	$26,853,402
Net realized gain	286,593,254	233,036,749
Change in net unrealized appreciation (depreciation)	(185,242,987)	415,214,219
Net increase in net assets resulting from operations	133,963,063	675,104,370

Distributions to shareholders from net investment income:
Series I	—	(2,305,237)
Series ll	—	(27,699,552)
Total distributions from net investment income	—	(30,004,789)

Distributions to shareholders from net realized gains:
Series l	—	(1,362,853)
Series ll	—	(19,141,457)
Total distributions from net realized gains	—	(20,504,310)

Share transactions–net:
Series l	(16,592,136)	(11,114,225)
Series ll	(570,856,473)	(193,330,275)
Net increase (decrease) in net assets resulting from share transactions	(587,448,609)	(204,444,500)
Net increase (decrease) in net assets	(453,485,546)	420,150,771

Net assets:
Beginning of period	2,506,383,515	2,086,232,744
End of period (includes undistributed net investment income of $59,319,148 and $26,706,352, respectively)	$2,052,897,969	$2,506,383,515

Notes to Financial Statements

June 30, 2014

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco V.I. Growth and Income Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty-four separate portfolios, (each constituting a “Fund”). The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

The Fund’s investment objective is to seek long-term growth of capital and income.

The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Invesco V.I. Growth and Income Fund

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain

Invesco V.I. Growth and Income Fund

tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

J.	Forward Foreign Currency Contracts — The Fund may enter into forward foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A forward foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $500 million	0.60%
Over $500 million	0.55%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least April 30, 2015, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 0.78% and Series II shares to 1.03% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2015. The fee waiver agreement cannot be terminated during its term. To the extent that the annualized expense ratio does not exceed the expense limitation, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

Invesco V.I. Growth and Income Fund

Further, the Adviser has contractually agreed, through at least June 30, 2016, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended June 30, 2014, the Adviser waived advisory fees of $637,464.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants’ accounts. Pursuant to such agreement, for the six months ended June 30, 2014, Invesco was paid $225,885 for accounting and fund administrative services and reimbursed $2,740,417 for services provided by insurance companies.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2014, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2014, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.

For the six months ended June 30, 2014, the Fund incurred $8,203 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of June 30, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the six months ended June 30, 2014, there were transfers from Level 2 to Level 1 of $71,294,890, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$2,038,500,365	$19,906,751	$—	$2,058,407,116
Forward Foreign Currency Contracts*	—	(1,347,474)	—	(1,347,474)
Total Investments	$2,038,500,365	$18,559,277	$—	$2,057,059,642

*	Unrealized appreciation (depreciation).

NOTE 4—Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of June 30, 2014:

	Value
Risk Exposure/Derivative Type	Assets	Liabilities
Currency risk
Forward foreign currency contracts(a)	$—	$(1,347,474)

(a)	Values are disclosed on the Statement of Assets and Liabilities under the caption Forward foreign currency contracts outstanding.

Invesco V.I. Growth and Income Fund

Effect of Derivative Investments for the six months ended June 30, 2014

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (loss) on Statement of Operations
Forward Foreign Currency Contracts
Realized Gain (loss)
Currency risk	$(2,727,720)
Change in Unrealized Appreciation
Currency risk	330,899
Total	$(2,396,821)

The table below summarizes the average notional value of forward foreign currency contracts outstanding during the period.

Forward Foreign Currency Contracts
Average notional value	$149,827,995

Open Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Notional Value	Unrealized Appreciation (Depreciation)
		Deliver		Receive
07/25/14	Bank of New York Mellon (The)	CAD	19,315,297	USD	17,971,898	$18,089,366	$(117,468)
07/25/14	State Street Bank and Trust Co.	CAD	19,337,338	USD	17,990,866	18,110,008	(119,142)
07/25/14	Bank of New York Mellon (The)	CHF	10,508,964	USD	11,744,484	11,853,641	(109,157)
07/25/14	State Street Bank and Trust Co.	CHF	10,456,592	USD	11,684,387	11,794,568	(110,181)
07/25/14	Bank of New York Mellon (The)	EUR	21,861,197	USD	29,720,516	29,936,687	(216,171)
07/25/14	State Street Bank and Trust Co.	EUR	22,029,964	USD	29,950,177	30,167,796	(217,619)
07/25/14	Bank of New York Mellon (The)	GBP	15,646,913	USD	26,559,227	26,773,433	(214,206)
07/25/14	State Street Bank and Trust Co.	GBP	15,636,180	USD	26,539,757	26,755,067	(215,310)
07/25/14	Bank of New York Mellon (The)	ILS	9,561,345	USD	2,781,935	2,785,314	(3,379)
07/25/14	State Street Bank and Trust Co.	ILS	56,063,591	USD	16,307,036	16,331,877	(24,841)
Total open forward foreign currency contracts							$(1,347,474)

Currency Abbreviations:

CAD	– Canadian Dollar
GBP	– British Pound Sterling

CHF	– Swiss Franc
ILS	– Israeli Shekel

EUR	– Euro
USD	– U.S. Dollar

Offsetting Assets and Liabilities

Accounting Standards Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities, which was subsequently clarified in Financial Accounting Standards Board ASU 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” is intended to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting arrangements on the Statement of Assets and Liabilities and to enable investors to better understand the effect of those arrangements on its financial position. In order for an arrangement to be eligible for netting, the Fund must have a basis to conclude that such netting arrangements are legally enforceable. The Fund enters into netting agreements and collateral agreements in an attempt to reduce the Fund’s Counterparty credit risk by providing for a single net settlement with a Counterparty of all financial transactions covered by the agreement in an event of default as defined under such agreement.

There were no derivative instruments subject to a netting agreement for which the Fund is not currently netting. The following tables present derivative instruments that are either subject to an enforceable netting agreement or offset by collateral arrangements as of June 30, 2014.

Liabilities:
	Gross amounts presented in Statement of Assets & Liabilities	Gross amounts offset in Statement of Assets & Liabilities	Net amounts of liabilities presented in the Statement of Assets and Liabilities	Collateral Pledged
Counterparty				Financial Instruments	Cash	Net Amount
Bank of New York Mellon (The)	$660,381	$—	$660,381	$—	$—	$660,381
State Street Bank and Trust Co.	687,093	—	687,093	—	—	687,093
Total	$1,347,474	$—	$1,347,474	$—	$—	$1,347,474

Invesco V.I. Growth and Income Fund

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in 8 tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of December 31, 2013.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2014 was $305,371,389 and $877,587,152, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$501,543,644
Aggregate unrealized (depreciation) of investment securities	(25,866,949)
Net unrealized appreciation of investment securities	$475,676,695

Cost of investments for tax purposes is $1,582,730,421.

Invesco V.I. Growth and Income Fund

NOTE 9—Share Information

	Summary of Share Activity
	Six months ended June 30, 2014(a)		Year ended December 31, 2013
	Shares	Amount	Shares	Amount
Sold:
Series I	253,605	$6,761,933	732,389	$17,501,732
Series II	278,378	7,338,578	3,449,020	79,001,588

Issued as reinvestment of dividends:
Series I	—	—	150,517	3,668,090
Series II	—	—	1,925,237	46,841,009

Reacquired:
Series I	(876,335)	(23,354,069)	(1,364,259)	(32,284,047)
Series II	(21,792,625)	(578,195,051)	(13,466,001)	(319,172,872)
Net increase (decrease) in share activity	(22,136,977)	$(587,448,609)	(8,573,097)	$(204,444,500)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 80% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 10—Financial Highlights

	Net asset value, beginning of period	Net investment income(a)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(b)
Series I(g)
Six months ended 06/30/14	$26.29	$0.41	(c)	$1.36	$1.77	$—	$—	$—	$28.06	6.73	%(d)	$164,644	0.78	%(e)	0.83	%(e)	3.07	%(c)(e)	14%
Year ended 12/31/13	20.07	0.32		6.47	6.79	(0.36)	(0.21)	(0.57)	26.29	34.08	(d)	170,637	0.75		0.83		1.37		29
Year ended 12/31/12	17.77	0.33		2.27	2.60	(0.30)	—	(0.30)	20.07	14.63	(d)	139,947	0.66		0.84		1.72		31
Year ended 12/31/11	18.40	0.30		(0.70)	(0.40)	(0.23)	—	(0.23)	17.77	(2.01	)(d)	156,617	0.61		0.84		1.65		28
Year ended 12/31/10	16.37	0.24		1.81	2.05	(0.02)	—	(0.02)	18.40	12.51	(d)	154,488	0.61		0.74		1.42		30
Year ended 12/31/09	13.74	0.24		2.98	3.22	(0.59)	—	(0.59)	16.37	24.37		153,653	0.62		—		1.72		55
Series II(g)
Six months ended 06/30/14	26.23	0.37	(c)	1.36	1.73	—	—	—	27.96	6.59	(d)	1,888,254	1.03	(e)	1.08	(e)	2.82	(c)(e)	14
Year ended 12/31/13	20.03	0.26		6.46	6.72	(0.31)	(0.21)	(0.52)	26.23	33.77	(d)	2,335,747	1.00		1.08		1.12		29
Year ended 12/31/12	17.74	0.28		2.27	2.55	(0.26)	—	(0.26)	20.03	14.35	(d)	1,946,286	0.91		1.09		1.47		31
Year ended 12/31/11	18.37	0.25		(0.69)	(0.44)	(0.19)	—	(0.19)	17.74	(2.26	)(d)	1,724,830	0.86		1.09		1.40		28
Year ended 12/31/10	16.39	0.20		1.80	2.00	(0.02)	—	(0.02)	18.37	12.19	(d)	1,725,378	0.86		0.99		1.17		30
Year ended 12/31/09	13.71	0.20		2.99	3.19	(0.51)	—	(0.51)	16.39	24.11	(f)	1,514,691	0.87		—		1.45		55

(a)	Calculated using average shares outstanding.
(b)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(c)	Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include significant cash dividends received during the period. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the significant dividends are $0.18 and 1.34%, $0.14 and 1.09%, for Series I and Series II, respectively.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $166,042 and $2,145,607 for Series I and Series II shares, respectively.
(f)	These returns include combined Rule 12b-1 fees and service fees of up to 0.25%.
(g)	On June 1, 2010, the Class I and Class II shares of the Van Kampen Life Investment Trust Growth and Income Portfolio were reorganized into Series I and Series II shares, respectively of the Fund.

Invesco V.I. Growth and Income Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2014 through June 30, 2014.

The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

Class	Beginning Account Value (01/01/14)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (06/30/14)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/14)	Expenses Paid During Period[2]
Series I	$1,000.00	$1,067.30	$4.00	$1,020.93	$3.91	0.78%
Series II	1,000.00	1,065.90	5.28	1,019.69	5.16	1.03

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2014 through June 30, 2014, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

Invesco V.I. Growth and Income Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of Invesco V.I. Growth and Income Fund’s (the Fund) investment advisory agreements. During contract renewal meetings held on June 16-17, 2014, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for the Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2014.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the management of a number of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned Invesco Funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether and on what terms to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Lipper Inc. (Lipper), an independent provider of investment company data. The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 17, 2014, and may not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Sub-Committees met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper VA Underlying Funds Large-Cap Value Funds Index. The Board noted that performance of Series I shares of the Fund was in the second quintile of its performance universe for the one year period and the third quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Series I shares of the Fund was above the performance of the Index for the one year period and below the performance of the Index for the three and five year periods. The Trustees also reviewed more recent Fund

Invesco V.I. Growth and Income Fund

performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Series I shares of the Fund was below the median contractual management fee rate of funds in the expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees, but that Lipper does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least April 30, 2015 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates that are managed using an investment process substantially similar to the investment process used for the Fund. The Board noted that the Fund’s rate was above the rate of one such mutual fund and above the sub-adviser effective rate for two mutual funds sub-advised by Invesco Advisers using a similar investment process.

The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other client accounts that are managed using an investment process substantially similar to the investment process used for the Fund. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients. Invesco Advisers reviewed with the Board the significantly greater scope of services it provides to the Invesco Funds relative to certain other client accounts. These additional services include provision of administrative services, officers and office space, oversight of service providers, preparation of annual registration statement updates and financial information and regulatory compliance under the Investment Company Act of 1940, as amended. Invesco Advisers also reviewed generally the higher frequency of shareholder purchases and redemptions in the Invesco Funds relative to the flow of assets for other client accounts. Invesco Advisers advised the Board that advance notice of redemptions is often provided to Invesco Advisers by institutional clients. The Board did note that sub-advisory fee rates charged by the Affiliated Sub-Advisers to manage the Invesco Funds and to manage other client accounts tended to be more comparable, reflecting a more comparable scope of services. The Board concluded that the aggregate services provided to the Invesco Funds were sufficiently different from those provided to institutional clients to support the difference in fees.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule and was assisted in this review by a report from the Senior Officer. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2013. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Lipper and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and that the research received may be used with other clients of Invesco Advisers and may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives periodic reports from the Chief Compliance Officer of the Invesco Funds demonstrating that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisors from the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds are fair and reasonable.

The Board also considered the Fund may use an affiliated broker to execute certain trades for the Fund to among other things, control information leakage, and were advised that such trades would be executed in compliance with rules under the Investment Company Act of 1940, as amended.

Invesco V.I. Growth and Income Fund

Semiannual Report to Shareholders	June 30, 2014
Invesco V.I. High Yield Fund

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund’s Form N-Q filings are available on the SEC website, sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.

Invesco Distributors, Inc.

VIHYI-SAR-1

NOT FDIC INSURED   |   MAY LOSE VALUE   |   NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 12/31/13 to 6/30/14, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.

Series I Shares	5.26%
Series II Shares	5.11
Barclays U.S. Aggregate Index‚ (Broad Market Index)	3.93
Barclays U.S. Corporate High Yield 2% Issuer Cap Index‚ (Style-Specific Index)	5.46
Lipper VUF High Current Yield Bond Funds Classification Average■ (Peer Group)	4.72
Source(s): ‚FactSet Research Systems Inc.; ■Lipper Inc.

The Barclays U.S. Aggregate Index is an unmanaged index considered representative of the US investment-grade, fixed-rate bond market.

    The Barclays U.S. Corporate High Yield 2% Issuer Cap Index is an unmanaged index comprising US corporate, fixed-rate, noninvestment-grade debt with at least one year to maturity and at least $150 million in par outstanding. Index weights for each issuer are capped at 2%.

    The Lipper VUF High Current Yield Bond Funds Classification Average represents an average of all variable insurance underlying funds in the Lipper High Current Yield Bond Funds classification.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

 Average Annual Total Returns

 As of 6/30/14

Series I Shares
Inception (5/1/98)	4.65%
10 Years	8.03
5 Years	12.96
1 Year	11.84

Series II Shares
Inception (3/26/02)	8.10%
10 Years	7.78
5 Years	12.68
1 Year	11.43

The performance of the Fund’s Series I and Series II share classes will differ primarily due to different class expenses.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 1.03% and 1.28%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Invesco V.I. High Yield Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.

    The most recent month-end performance at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

    Had the adviser not waived fees and/or reimbursed expenses in the past, performance would have been lower.

Invesco V.I. High Yield Fund

Schedule of Investments(a)

June 30, 2014

(Unaudited)

	Principal Amount	Value
U.S. Dollar Denominated Bonds and Notes–87.29%
Aerospace & Defense–2.24%
B/E Aerospace Inc., Sr. Unsec. Notes, 5.25%, 04/01/22	$125,000	$136,719
Bombardier Inc. (Canada), Sr. Unsec. Notes,
5.75%, 03/15/22(b)	135,000	139,219
6.00%, 10/15/22(b)	58,000	60,030
7.75%, 03/15/20(b)	927,000	1,053,303
DigitalGlobe Inc., Sr. Unsec. Gtd. Bonds, 5.25%, 02/01/21	263,000	261,685
GenCorp Inc., Sec. Gtd. Global Notes, 7.13%, 03/15/21	766,000	840,685
TransDigm Inc.,
Sr. Unsec. Gtd. Sub. Global Notes, 5.50%, 10/15/20	195,000	198,900
7.50%, 07/15/21	335,000	373,525
Sr. Unsec. Gtd. Sub. Notes, 6.00%, 07/15/22(b)	270,000	277,762
6.50%, 07/15/24(b)	227,000	236,364
		3,578,192

Agricultural Products–0.24%
Darling Ingredients Inc., Sr. Unsec. Gtd. Notes, 5.38%, 01/15/22(b)	373,000	388,853

Airlines–0.60%
American Airlines Pass Through Trust, Series 2011-1, Class B, Sec. Pass Through Ctfs., 7.00%, 01/31/18(b)	280,479	307,124
Continental Airlines Pass Through Trust,
Series 2000-2, Class B, Sec. Pass Through Ctfs., 8.31%, 04/02/18	27,971	30,838
Series 2009-2, Class B, Sec. Global Pass Through Ctfs., 9.25%, 05/10/17	170,803	191,833
UAL Pass Through Trust, Series 2009-2, Class B, Sr. Sec. Gtd. Pass Through Ctfs., 12.00%, 01/15/16(b)	154,830	173,506
US Airways Pass Through Trust,
Series 1998-1, Class C, Sec. Pass Through Ctfs., 6.82%, 01/30/15	122,903	123,533
Series 2012-1, Class B, Sec. Pass Through Ctfs., 8.00%, 10/01/19	64,864	74,837
Series 2012-1, Class C, Sec. Pass Through Ctfs., 9.13%, 10/01/15	59,337	63,342
		965,013

Alternative Carriers–1.08%
Level 3 Financing Inc.,
Sr. Unsec. Gtd. Global Notes, 7.00%, 06/01/20	491,000	538,259
Sr. Unsec. Gtd. Notes, 6.13%, 01/15/21(b)	1,111,000	1,195,713
		1,733,972

	Principal Amount	Value
Apparel Retail–1.53%
Hot Topic, Inc., Sr. Sec. Gtd. Notes, 9.25%, 06/15/21(b)	$897,000	$999,034
L Brands Inc.,
Sr. Unsec. Gtd. Global Notes, 5.63%, 02/15/22	160,000	173,800
Sr. Unsec. Gtd. Notes,
6.63%, 04/01/21	80,000	91,300
7.00%, 05/01/20	150,000	172,688
Men’s Wearhouse Inc. (The), Sr. Unsec. Gtd. Notes, 7.00%, 07/01/22(b)	780,000	819,000
Neiman Marcus Group LTD LLC., Sr. Unsec. Gtd. Notes, 8.00%, 10/15/21(b)	185,000	200,262
		2,456,084

Apparel, Accessories & Luxury Goods–0.44%
Levi Strauss & Co., Sr. Unsec. Global Notes, 6.88%, 05/01/22	505,000	558,025
PVH Corp., Sr. Unsec. Global Notes, 4.50%, 12/15/22	70,000	69,300
William Carter Co. (The), Sr. Unsec. Gtd. Notes, 5.25%, 08/15/21(b)	69,000	72,105
		699,430

Application Software–0.31%
Nuance Communications Inc., Sr. Unsec. Gtd. Notes, 5.38%, 08/15/20(b)	484,000	503,360

Auto Parts & Equipment–2.07%
CTP Transportation Products LLC/CTP Finance Inc., Sr. Sec. Notes, 8.25%, 12/15/19(b)	395,000	427,587
Dana Holding Corp., Sr. Unsec. Notes, 5.38%, 09/15/21	813,000	853,650
Gestamp Funding Luxembourg S.A. (Spain), Sr. Sec. Gtd. Notes, 5.63%, 05/31/20(b)	220,000	231,000
Schaeffler Finance B.V. (Germany),
Sr. Sec. Gtd. Notes, 4.25%, 05/15/21(b)	272,000	271,943
Sr. Sec. Notes, 4.75%, 05/15/21(b)	200,000	206,000
Schaeffler Holding Finance B.V. (Germany), Sr. Sec. Gtd. PIK Notes, 6.88%, 08/15/18(b)(c)	400,000	423,500
Stackpole International Intermediate Co. S.A./Stackpole International Powder Metal (Canada), Sr. Sec. Gtd. Notes, 7.75%, 10/15/21(b)	863,000	906,150
		3,319,830

Automotive Retail–0.30%
CST Brands, Inc., Sr. Unsec. Gtd. Global Notes, 5.00%, 05/01/23	485,000	485,000

Biotechnology–0.00%
Savient Pharmaceuticals, Inc., Sr. Unsec. Conv. Notes, 4.75%, 02/01/18(d)	120,000	0

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. High Yield Fund

	Principal Amount	Value
Broadcasting–0.96%
Central European Media Enterprises Ltd. (Czech Republic), Sr. Sec. Gtd. PIK Global Notes, 15.00%, 12/01/17(c)	$76,000	$83,250
Clear Channel Communications, Inc., Sr. Unsec. Notes, 10.00%, 01/15/18(b)	459,000	446,378
Clear Channel Worldwide Holdings Inc., Series B,
Sr. Unsec. Gtd. Global Notes, 6.50%, 11/15/22	438,000	474,135
Sr. Unsec. Gtd. Sub. Global Notes, 7.63%, 03/15/20	68,000	73,695
LIN Television Corp., Sr. Unsec. Gtd. Global Notes, 6.38%, 01/15/21	388,000	410,310
Starz LLC/Starz Finance Corp., Sr. Unsec. Gtd. Global Notes, 5.00%, 09/15/19	50,000	52,250
		1,540,018

Building Products–3.39%
Builders FirstSource Inc., Sr. Sec. Notes, 7.63%, 06/01/21(b)	1,060,000	1,134,200
Building Materials Holding Corp., Sr. Sec. Notes, 9.00%, 09/15/18(b)	622,000	674,870
Gibraltar Industries Inc., Sr. Unsec. Gtd. Sub. Global Notes, 6.25%, 02/01/21	1,010,000	1,055,450
Norbord Inc. (Canada), Sr. Sec. Notes, 5.38%, 12/01/20(b)	209,000	213,035
Nortek Inc., Sr. Unsec. Gtd. Global Notes, 8.50%, 04/15/21	900,000	1,001,250
USG Corp.,
Sr. Unsec. Gtd. Notes, 5.88%, 11/01/21(b)	101,000	107,818
7.88%, 03/30/20(b)	445,000	495,062
Sr. Unsec. Notes, 9.75%, 01/15/18	620,000	744,000
		5,425,685

Cable & Satellite–3.80%
Altice S.A. (Luxembourg), Sr. Sec. Gtd. Notes, 7.75%, 05/15/22(b)	490,000	524,300
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec. Gtd. Global Notes, 5.25%, 03/15/21	1,034,000	1,070,190
DISH DBS Corp., Sr. Unsec. Gtd. Global Notes, 5.13%, 05/01/20	1,437,000	1,517,831
Hughes Satellite Systems Corp.,
Sr. Sec. Gtd. Global Notes, 6.50%, 06/15/19	345,000	385,969
Sr. Unsec. Gtd. Global Notes, 7.63%, 06/15/21	177,000	203,329
Intelsat Jackson Holdings S.A. (Luxembourg), Sr. Unsec. Gtd. Global Bonds, 6.63%, 12/15/22	998,000	1,046,652
Numericable Group S.A. (France),
Sr. Sec. Bonds, 6.00%, 05/15/22(b)	340,000	355,385
6.25%, 05/15/24(b)	290,000	304,138
VTR Finance B.V. (Chile), Sr. Sec. Notes, 6.88%, 01/15/24(b)	625,000	668,750
		6,076,544

	Principal Amount	Value
Casinos & Gaming–2.06%
Boyd Gaming Corp., Sr. Unsec. Gtd. Global Notes, 9.00%, 07/01/20	$512,000	$567,040
Caesars Entertainment Operating Co. Inc.,
Sec. Global Notes, 10.00%, 12/15/15	246,000	250,920
Sr. Sec. Global Notes, 11.25%, 06/01/17	145,000	133,038
Caesars Entertainment Resort Properties LLC, Sr. Sec. Gtd. Notes, 8.00%, 10/01/20(b)	195,000	204,263
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance Inc., Sec. Gtd. Notes, 9.38%, 05/01/22(b)	116,000	118,610
MGM Resorts International,
Sr. Unsec. Gtd. Conv. Notes, 4.25%, 04/15/15	95,000	139,709
Sr. Unsec. Gtd. Global Notes, 6.63%, 12/15/21	180,000	201,600
6.75%, 10/01/20	319,000	357,280
Sr. Unsec. Gtd. Notes, 7.75%, 03/15/22	855,000	1,006,762
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Sr. Unsec. Global Notes, 5.38%, 03/15/22	305,000	318,725
		3,297,947

Coal & Consumable Fuels–1.43%
Alpha Natural Resources Inc., Sec. Gtd. Notes, 7.50%, 08/01/20(b)	177,000	172,575
Arch Coal Inc., Sec. Gtd. Notes, 8.00%, 01/15/19(b)	331,000	329,345
CONSOL Energy Inc.,
Sr. Unsec. Gtd. Global Notes, 6.38%, 03/01/21	440,000	470,800
Sr. Unsec. Gtd. Notes, 5.88%, 04/15/22(b)	558,000	590,085
Peabody Energy Corp., Sr. Unsec. Gtd. Notes, 6.50%, 09/15/20	722,000	731,927
		2,294,732

Communications Equipment–1.14%
Avaya Inc.,
Sec. Gtd. Notes, 10.50%, 03/01/21(b)	370,000	343,638
Sr. Sec. Gtd. Notes,
7.00%, 04/01/19(b)	955,000	963,356
9.00%, 04/01/19(b)	498,000	519,787
		1,826,781

Computer & Electronics Retail–0.30%
Rent-A-Center Inc., Sr. Unsec. Gtd. Global Notes, 6.63%, 11/15/20	465,000	486,506

Construction & Engineering–1.09%
Dycom Investments Inc., Sr. Unsec. Gtd. Sub. Global Notes, 7.13%, 01/15/21	730,000	786,575
Tutor Perini Corp., Sr. Unsec. Gtd. Global Notes, 7.63%, 11/01/18	910,000	958,912
		1,745,487

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. High Yield Fund

	Principal Amount	Value
Construction Machinery & Heavy Trucks–3.03%
Allied Specialty Vehicles, Inc., Sr. Sec. Notes, 8.50%, 11/01/19(b)	$742,000	$797,650
Commercial Vehicle Group Inc., Sec. Gtd. Global Notes, 7.88%, 04/15/19(b)	845,000	883,025
Manitowoc Co. Inc. (The), Sr. Unsec. Gtd. Global Notes, 5.88%, 10/15/22	400,000	438,000
Meritor Inc., Sr. Unsec. Gtd. Notes,
6.25%, 02/15/24	469,000	490,105
6.75%, 06/15/21	177,000	191,602
Navistar International Corp., Sr. Unsec. Gtd. Notes, 8.25%, 11/01/21	460,000	484,150
Oshkosh Corp., Sr. Unsec. Gtd. Global Notes, 5.38%, 03/01/22	818,000	838,450
Terex Corp.,
Sr. Unsec. Gtd. Global Notes, 6.00%, 05/15/21	105,000	113,663
Sr. Unsec. Gtd. Notes, 6.50%, 04/01/20	40,000	43,600
Titan International Inc., Sr. Sec. Gtd. Global Notes, 6.88%, 10/01/20	564,000	575,280
		4,855,525

Construction Materials–0.93%
Cemex Finance LLC (Mexico), Sr. Sec. Gtd. Notes, 6.00%, 04/01/24(b)	300,000	314,250
Cemex S.A.B. de C.V. (Mexico), Sr. Sec. Gtd. Notes,
5.88%, 03/25/19(b)	630,000	663,075
7.25%, 01/15/21(b)	200,000	220,000
CPG Merger Sub LLC, Sr. Unsec. Gtd. Notes, 8.00%, 10/01/21(b)	120,000	127,200
US Concrete, Inc., Sr. Sec. Gtd. Notes, 8.50%, 12/01/18(b)	153,000	166,005
		1,490,530

Consumer Finance–1.05%
Ally Financial Inc., Sr. Unsec. Gtd. Global Notes,
7.50%, 09/15/20	175,000	211,750
8.00%, 03/15/20	1,040,000	1,271,400
First Cash Financial Services, Inc., Sr. Unsec. Gtd. Notes, 6.75%, 04/01/21(b)	178,000	190,237
		1,673,387

Data Processing & Outsourced Services–2.05%
CoreLogic, Inc., Sr. Unsec. Gtd. Global Notes, 7.25%, 06/01/21	930,000	1,011,375
First Data Corp.,
Sec. Gtd. Notes, 8.25%, 01/15/21(b)	992,000	1,089,960
Sr. Unsec. Gtd. Global Notes, 12.63%, 01/15/21	286,000	353,210
Sr. Unsec. Gtd. Sub. Global Notes, 11.75%, 08/15/21	698,000	827,130
		3,281,675

	Principal Amount	Value
Distillers & Vintners–0.28%
CEDC Finance Corp. International Inc. (Poland), Sr. Sec. Gtd. Global Notes, 9.00%, 04/30/18(e)	$243,474	$231,300
Constellation Brands Inc., Sr. Unsec. Gtd. Notes,
3.75%, 05/01/21	193,000	192,759
6.00%, 05/01/22	25,000	28,125
		452,184

Diversified Banks–0.13%
Royal Bank of Scotland Group PLC (The) (United Kingdom), Unsec. Sub. Notes, 6.13%, 12/15/22	195,000	214,430

Diversified Metals & Mining–1.94%
FMG Resources Pty. Ltd. (Australia), Sr. Unsec. Gtd. Notes, 6.88%, 04/01/22(b)	856,000	920,200
HudBay Minerals Inc. (Canada), Sr. Unsec. Gtd. Global Notes, 9.50%, 10/01/20	461,000	509,405
Imperial Metals Corp. (Canada), Sr. Unsec. Gtd. Notes, 7.00%, 03/15/19(b)	563,000	577,646
Vedanta Resources PLC (India),
Sr. Unsec. Notes, 9.50%, 07/18/18(b)	395,000	459,214
REGS, Sr. Unsec. Euro Notes, 6.00%, 01/31/19(b)	200,000	207,760
Walter Energy, Inc.,
Sr. Sec. Gtd. Notes, 9.50%, 10/15/19(b)	312,000	319,020
Sr. Unsec. Gtd. Global Notes, 8.50%, 04/15/21	183,000	106,140
		3,099,385

Diversified Support Services–0.07%
Envision Healthcare Corp., Sr. Unsec. Gtd. Notes, 5.13%, 07/01/22(b)	111,000	112,526

Electric Utilities–0.00%
LSP Energy L.P./LSP Batesville Funding Corp., Series D, Sr. Sec. Bonds, 8.16%, 07/15/25(d)	275,000	0

Electrical Components & Equipment–0.17%
Belden Inc., Sr. Unsec. Gtd. Sub. Notes, 5.50%, 09/01/22(b)	270,000	278,775

Electronic Manufacturing Services–0.05%
Sanmina Corp., Sr. Sec. Gtd. Notes, 4.38%, 06/01/19(b)	83,000	83,623

Environmental & Facilities Services–0.11%
ADS Waste Holdings, Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 10/01/20	161,000	175,088

Forest Products–0.00%
Emerald Plantation Holdings Ltd. (Cayman Islands), Sr. Sec. Gtd. Global PIK Notes, 6.00%, 01/30/20(c)(f)	5,751	4,543
Sino-Forest Corp. (Hong Kong), Sr. Unsec. Gtd. Notes, 6.25%, 10/21/17(b)(d)(f)	40,000	100
		4,643

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. High Yield Fund

	Principal Amount	Value
Gas Utilities–1.07%
Ferrellgas L.P./Ferrellgas Finance Corp.,
Sr. Unsec. Global Notes, 6.50%, 05/01/21	$785,000	$823,269
Sr. Unsec. Notes, 6.75%, 01/15/22(b)	127,000	133,985
Suburban Propane Partners, L.P./Suburban Energy Finance Corp., Sr. Unsec. Global Notes,
5.50%, 06/01/24	528,000	535,920
7.38%, 08/01/21	203,000	222,792
		1,715,966

Gold–0.58%
New Gold Inc. (Canada),
Sr. Unsec. Gtd. Notes, 7.00%, 04/15/20(b)	96,000	102,595
Sr. Unsec. Notes, 6.25%, 11/15/22(b)	790,000	822,232
		924,827

Health Care Equipment–0.24%
Universal Hospital Services Inc., Sec. Gtd. Global Notes, 7.63%, 08/15/20	360,000	378,900

Health Care Facilities–3.20%
Aviv Healthcare Properties L.P./Aviv Healthcare Capital Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 10/15/21	49,000	52,430
Community Health Systems Inc.,
Sr. Sec. Gtd. Notes, 5.13%, 08/01/21(b)	143,000	147,648
Sr. Unsec. Gtd. Notes, 6.88%, 02/01/22(b)	982,202	1,047,273
HCA Holdings, Inc., Sr. Unsec. Notes, 6.25%, 02/15/21	859,000	925,572
HCA, Inc.,
Sr. Sec. Gtd. Global Notes, 5.88%, 03/15/22	475,000	516,563
Sr. Unsec. Gtd. Global Notes, 7.50%, 02/15/22	224,000	260,120
LifePoint Hospitals, Inc., Sr. Unsec. Gtd. Notes, 5.50%, 12/01/21(b)	113,000	119,215
Tenet Healthcare Corp.,
Sr. Sec. Gtd. Global Notes, 6.00%, 10/01/20	395,000	432,525
Sr. Unsec. Global Notes,
6.75%, 02/01/20	565,000	617,262
8.13%, 04/01/22	856,000	998,310
		5,116,918

Health Care Services–0.63%
DaVita HealthCare Partners Inc., Sr. Unsec. Gtd. Global Notes,
5.13%, 07/15/24	314,000	317,533
5.75%, 08/15/22	140,000	150,850
MPH Acquisition Holdings LLC, Sr. Unsec. Gtd. Notes, 6.63%, 04/01/22(b)	506,000	532,565
		1,000,948

	Principal Amount	Value
Health Care Supplies–0.17%
Crimson Merger Sub, Inc., Sr. Unsec. Notes, 6.63%, 05/15/22(b)	$273,000	$273,000

Home Improvement Retail–0.18%
Hillman Group Inc. (The), Sr. Unsec. Notes, 6.38%, 07/15/22(b)	287,000	287,000

Homebuilding–2.07%
Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec. Notes, 6.88%, 02/15/21(b)	942,000	945,532
Beazer Homes USA Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 09/15/21	360,000	383,400
K. Hovnanian Enterprises Inc.,
Sr. Sec. Gtd. Notes, 7.25%, 10/15/20(b)	352,000	381,920
Sr. Unsec. Gtd. Notes,
7.00%, 01/15/19(b)	400,000	409,000
7.50%, 05/15/16	125,000	133,906
KB Home, Sr. Unsec. Gtd. Notes,
7.00%, 12/15/21	181,000	198,195
7.50%, 09/15/22	105,000	117,075
Lennar Corp., Sr. Unsec. Gtd. Global Notes, 6.95%, 06/01/18	520,000	588,900
Ryland Group Inc. (The), Sr. Unsec. Gtd. Notes, 5.38%, 10/01/22	163,000	162,593
		3,320,521

Hotels, Resorts & Cruise Lines–0.19%
Choice Hotels International, Inc., Sr. Unsec. Gtd. Notes, 5.75%, 07/01/22	282,000	304,736

Household Products–1.08%
Reynolds Group Issuer Inc./LLC,
Sr. Sec. Gtd. Global Notes, 5.75%, 10/15/20	746,000	788,895
Sr. Unsec. Gtd. Global Notes,
8.25%, 02/15/21	428,000	466,520
9.88%, 08/15/19	420,000	466,200
		1,721,615

Independent Power Producers & Energy Traders–0.94%
AES Corp., Sr. Unsec. Global Notes, 7.38%, 07/01/21	640,000	752,800
NRG Energy Inc.,
Sr. Unsec. Gtd. Global Notes, 7.63%, 01/15/18	233,000	268,532
Sr. Unsec. Gtd. Notes, 6.25%, 07/15/22(b)	298,000	316,625
Red Oak Power LLC, Series A, Sr. Sec. Bonds, 8.54%, 11/30/19	154,450	168,737
		1,506,694

Industrial Conglomerates–0.40%
Unifrax I LLC/Unifrax Holding Co., Sr. Unsec. Gtd. Notes, 7.50%, 02/15/19(b)	607,000	638,109

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. High Yield Fund

	Principal Amount	Value
Industrial Machinery–0.51%
Waterjet Holdings, Inc., Sr. Sec. Gtd. Notes, 7.63%, 02/01/20(b)	$764,000	$811,750

Integrated Telecommunication Services–0.56%
Altice Financing S.A. (Luxembourg), Sr. Sec. Gtd. Notes, 6.50%, 01/15/22(b)	200,000	215,500
Telecom Italia S.p.A. (Italy), Sr. Unsec. Notes, 5.30%, 05/30/24(b)	200,000	201,368
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec. Gtd. Global Notes, 5.25%, 01/15/21	450,000	478,125
		894,993

Internet Software & Services–0.90%
CyrusOne L.P./CyrusOne Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.38%, 11/15/22	1,335,000	1,446,806

Investment Banking & Brokerage–0.11%
Goldman Sachs Group, Inc. (The), Series L, Jr. Unsec. Sub. Notes, 5.70% (g)	85,000	88,400
Morgan Stanley, Series H, Jr. Unsec. Sub. Global Bonds, 5.45% (g)	85,000	86,700
		175,100

Leisure Facilities–0.15%
Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp., Sr. Unsec. Gtd. Global Notes, 5.25%, 03/15/21	235,000	243,225

Marine–0.40%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Sr. Sec. Gtd. Mortgage Notes, 8.13%, 11/15/21(b)	603,000	633,904

Metal & Glass Containers–1.33%
Ball Corp., Sr. Unsec. Gtd. Notes, 5.00%, 03/15/22	300,000	309,375
Berry Plastics Corp., Sec. Gtd. Notes, 5.50%, 05/15/22	1,272,000	1,287,900
Signode Industrial Group Lux S.A./Signode Industrial Group U.S. Inc., Sr. Unsec. Notes, 6.38%, 05/01/22(b)	514,000	522,995
		2,120,270

Movies & Entertainment–0.89%
AMC Entertainment Inc., Sr. Unsec. Gtd. Sub. Global Notes, 5.88%, 02/15/22	335,000	350,913
DreamWorks Animation SKG, Inc., Sr. Unsec. Gtd. Notes, 6.88%, 08/15/20(b)	375,000	410,625
Outerwall, Inc., Sr. Unsec. Gtd. Global Notes, 6.00%, 03/15/19	630,000	658,350
		1,419,888

Oil & Gas Drilling–1.67%
Odebrecht Offshore Drilling Finance Ltd. (Brazil), Sr. Sec. Gtd. Notes, 6.63%, 10/01/22(b)	197,780	210,860

	Principal Amount	Value
Oil & Gas Drilling–(continued)
Parker Drilling Co.,
Sr. Unsec. Gtd. Global Notes, 7.50%, 08/01/20	$650,000	$705,250
Sr. Unsec. Gtd. Notes, 6.75%, 07/15/22(b)	120,000	125,400
Pioneer Energy Services Corp., Sr. Unsec. Gtd. Notes, 6.13%, 03/15/22(b)	574,000	597,678
Precision Drilling Corp. (Canada),
Sr. Unsec. Gtd. Global Notes, 6.50%, 12/15/21	585,000	637,650
Sr. Unsec. Gtd. Notes, 5.25%, 11/15/24(b)	165,000	166,758
Sidewinder Drilling Inc., Sr. Unsec. Notes, 9.75%, 11/15/19(b)	217,000	222,425
		2,666,021

Oil & Gas Equipment & Services–1.43%
Bristow Group, Inc., Sr. Unsec. Gtd. Notes, 6.25%, 10/15/22	356,000	386,705
Exterran Partners L.P./EXLP Finance Corp.,
Sr. Unsec. Gtd. Global Notes, 6.00%, 04/01/21	745,000	756,175
Sr. Unsec. Gtd. Notes, 6.00%, 10/01/22(b)	288,000	292,320
Gulfmark Offshore Inc., Sr. Unsec. Global Notes, 6.38%, 03/15/22	360,000	376,200
Hiland Partners L.P./Hiland Partners Finance Corp., Sr. Unsec. Gtd. Notes, 5.50%, 05/15/22(b)	244,000	248,575
Key Energy Services, Inc., Sr. Unsec. Gtd. Notes, 6.75%, 03/01/21	74,000	77,515
McDermott International Inc., Sec. Gtd. Notes, 8.00%, 05/01/21(b)	150,000	156,375
		2,293,865

Oil & Gas Exploration & Production–6.20%
Antero Resources Finance Corp., Sr. Unsec. Gtd. Global Notes, 5.38%, 11/01/21	270,000	282,825
Approach Resources Inc., Sr. Unsec. Gtd. Global Notes, 7.00%, 06/15/21	540,000	567,675
Athlon Holdings L.P./Athlon Finance Corp., Sr. Unsec. Gtd. Notes, 6.00%, 05/01/22(b)	326,000	339,040
Baytex Energy Corp. (Canada), Sr. Unsec. Gtd. Notes, 5.63%, 06/01/24(b)	469,000	473,506
Berry Petroleum Co. LLC,
Sr. Unsec. Notes, 6.38%, 09/15/22	267,000	285,690
6.75%, 11/01/20	178,000	190,460
Bonanza Creek Energy Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 04/15/21	235,000	252,331
Chaparral Energy Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 11/15/22	540,000	587,250
Denbury Resources Inc., Sr. Unsec. Gtd. Sub. Notes, 5.50%, 05/01/22	393,000	404,299
Energy XXI Gulf Coast Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 12/15/21	536,000	578,880
EV Energy Partners L.P./EV Energy Finance Corp., Sr. Unsec. Gtd. Global Notes, 8.00%, 04/15/19	581,000	612,955

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. High Yield Fund

	Principal Amount	Value
Oil & Gas Exploration & Production–(continued)
EXCO Resources, Inc., Sr. Unsec. Gtd. Notes, 8.50%, 04/15/22	$745,000	$808,325
FTS International, Inc., Sr. Sec. Gtd. Notes, 6.25%, 05/01/22(b)	214,000	220,420
Halcon Resources Corp., Sr. Unsec. Gtd. Global Notes,
8.88%, 05/15/21	373,000	402,840
9.75%, 07/15/20	332,000	365,200
Laredo Petroleum Inc., Sr. Unsec. Gtd. Global Notes, 7.38%, 05/01/22	55,000	61,669
Lonestar Resources America Inc., Sr. Unsec. Notes, 8.75%, 04/15/19(b)	336,000	341,040
MEG Energy Corp. (Canada), Sr. Unsec. Gtd. Notes, 6.50%, 03/15/21(b)	280,000	298,200
QEP Resources Inc.,
Sr. Unsec. Global Notes, 5.25%, 05/01/23	215,000	222,525
Sr. Unsec. Notes, 5.38%, 10/01/22	226,000	234,475
Range Resources Corp., Sr. Unsec. Gtd. Sub. Notes, 5.00%, 08/15/22	80,000	85,500
Rice Energy Inc., Sr. Unsec. Gtd. Notes, 6.25%, 05/01/22(b)	969,000	1,002,915
Rosetta Resources, Inc.,
Sr. Unsec. Gtd. Global Notes, 5.63%, 05/01/21	146,000	150,927
Sr. Unsec. Gtd. Notes, 5.88%, 06/01/22	487,000	513,785
Sanchez Energy Corp., Sr. Unsec. Gtd. Notes, 6.13%, 01/15/23(b)	302,000	312,570
SandRidge Energy Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 03/15/21	301,000	328,090
		9,923,392

Oil & Gas Refining & Marketing–0.63%
Calumet Specialty Products Partners L.P./Calumet Finance Corp., Sr. Unsec. Gtd. Notes, 6.50%, 04/15/21(b)	986,000	1,010,650

Oil & Gas Storage & Transportation–4.87%
Access Midstream Partners L.P./ACMP Finance Corp.,
Sr. Unsec. Gtd. Global Notes, 4.88%, 05/15/23	443,000	469,580
Sr. Unsec. Gtd. Notes, 4.88%, 03/15/24	257,000	273,063
Atlas Pipeline Partners L.P./Atlas Pipeline Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.63%, 10/01/20	705,000	756,112
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 12/15/20	997,000	1,051,835
Energy Transfer Equity L.P., Sr. Sec. Gtd. Notes, 7.50%, 10/15/20	888,000	1,031,190
MarkWest Energy Partners L.P./MarkWest Energy Finance Corp., Sr. Unsec. Gtd. Notes, 5.50%, 02/15/23	723,000	775,417
NGL Energy Partners L.P./NGL Energy Finance Corp., Sr. Unsec. Gtd. Notes, 6.88%, 10/15/21(b)	768,000	825,600

	Principal Amount	Value
Oil & Gas Storage & Transportation–(continued)
Penn Virginia Resource Partners L.P./Penn Virginia Resource Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.50%, 05/15/21	$296,000	$325,600
Regency Energy Partners L.P./Regency Energy Finance Corp., Sr. Unsec. Gtd. Global Notes, 5.75%, 09/01/20	371,000	403,463
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.,
Sr. Unsec. Gtd. Global Notes, 6.38%, 08/01/22	83,000	90,470
6.88%, 02/01/21	538,000	585,075
Teekay Corp. (Bermuda), Sr. Unsec. Global Notes, 8.50%, 01/15/20	160,000	185,600
Teekay Offshore Partners L.P./Teekay Offshore Finance Corp. (Bermuda), Sr. Unsec. Global Notes, 6.00%, 07/30/19	214,000	213,923
Tesoro Logistics L.P./Tesoro Logistics Finance Corp.,
Sr. Unsec. Gtd. Global Notes, 5.88%, 10/01/20	374,000	395,505
6.13%, 10/15/21	116,000	124,410
Sr. Unsec. Gtd. Notes, 5.88%, 10/01/20(b)	272,000	286,960
		7,793,803

Other Diversified Financial Services–0.13%
Carlson Travel Holdings, Inc., Sr. Unsec. Notes, 7.50%, 08/15/19(b)	200,000	204,500

Packaged Foods & Meats–3.13%
Bertin S.A./Bertin Finance Ltd. (Brazil), Sr. Unsec. Gtd. Bonds, 10.25%, 10/05/16(b)	200,000	231,000
Chiquita Brands International Inc., Sr. Unsec. Conv. Notes, 4.25%, 08/15/16	627,000	634,446
Chiquita Brands International Inc./ Chiquita Brands LLC, Sr. Sec. Gtd. Global Notes, 7.88%, 02/01/21	108,000	118,125
Diamond Foods Inc., Sr. Unsec. Gtd. Notes, 7.00%, 03/15/19(b)	901,000	941,545
FAGE Dairy Industry S.A./FAGE USA Dairy Industry, Inc. (Greece), Sr. Unsec. Gtd. Notes, 9.88%, 02/01/20(b)	281,000	303,129
JBS Investments GmbH (Brazil),
Sr. Unsec. Gtd. Notes, 7.25%, 04/03/24(b)	400,000	418,000
REGS, Sr. Unsec. Gtd. Euro Notes, 7.25%, 04/03/24(b)	200,000	207,500
JBS S.A. (Brazil),
Sr. Unsec. Notes, 10.50%, 08/04/16 (Acquired 08/30/13-02/24/14; Cost $332,440)(b)	300,000	345,000
REGS, Sr. Unsec. Euro Notes, 10.50%, 08/04/16(b)	300,000	348,000
Marfrig Holding Europe B.V. (Brazil), Sr. Unsec. Gtd. Notes, 6.88%, 06/24/19(b)	204,000	208,080

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. High Yield Fund

	Principal Amount	Value
Packaged Foods & Meats–(continued)
Post Holdings Inc., Sr. Unsec. Gtd. Global Notes,
7.38%, 02/15/22	$427,000	$463,829
Sr. Unsec. Gtd. Notes,
6.00%, 12/15/22(b)	343,000	350,717
6.75%, 12/01/21(b)	114,000	121,267
Smithfield Foods Inc., Sr. Unsec. Notes,
5.25%, 08/01/18(b)	100,000	104,500
5.88%, 08/01/21(b)	100,000	106,250
6.63%, 08/15/22	91,000	99,759
		5,001,147

Paper Packaging–0.10%
Beverage Packaging Holdings Luxembourg II S.A.,
Sr. Unsec. Gtd. Notes, 5.63%, 12/15/16(b)	61,000	62,983
Sr. Unsec. Gtd. Sub. Notes, 6.00%, 06/15/17(b)	99,000	102,217
		165,200

Paper Products–0.53%
Neenah Paper Inc., Sr. Unsec. Gtd. Notes, 5.25%, 05/15/21(b)	84,000	85,680
PH Glatfelter Co., Sr. Unsec. Gtd. Global Notes, 5.38%, 10/15/20	735,000	769,913
		855,593

Personal Products–0.49%
Albea Beauty Holdings S.A. (France), Sr. Sec. Gtd. Notes, 8.38%, 11/01/19(b)	704,000	778,467

Pharmaceuticals–1.46%
Salix Pharmaceuticals Ltd., Sr. Unsec. Gtd. Notes, 6.00%, 01/15/21(b)	220,000	239,800
Valeant Pharmaceuticals International, Inc., Sr. Unsec. Gtd. Notes,
5.63%, 12/01/21(b)	706,000	726,297
6.38%, 10/15/20(b)	315,000	336,263
6.75%, 08/15/21(b)	273,000	292,110
7.25%, 07/15/22(b)	116,000	126,730
7.50%, 07/15/21(b)	545,000	609,719
		2,330,919

Real Estate Development–0.17%
AV Homes, Inc., Sr. Unsec. Notes, 8.50%, 07/01/19(b)	270,000	275,063

Regional Banks–0.54%
Synovus Financial Corp., Sr. Unsec. Global Notes, 7.88%, 02/15/19	750,000	862,500

Security & Alarm Services–0.19%
ADT Corp. (The), Sr. Unsec. Global Notes, 6.25%, 10/15/21	292,000	310,250

	Principal Amount	Value
Semiconductor Equipment–1.34%
Amkor Technology Inc., Sr. Unsec. Global Notes,
6.38%, 10/01/22	$823,000	$883,696
6.63%, 06/01/21	705,000	757,875
Entegris Inc., Sr. Unsec. Gtd. Notes, 6.00%, 04/01/22(b)	488,000	503,860
		2,145,431

Semiconductors–2.03%
Advanced Micro Devices, Inc., Sr. Unsec. Notes,
6.75%, 03/01/19(b)	543,000	579,653
7.00%, 07/01/24(b)	82,000	84,050
Freescale Semiconductor Inc.,
Sr. Sec. Gtd. Notes, 6.00%, 01/15/22(b)	1,061,000	1,137,922
Sr. Unsec. Gtd. Global Notes, 8.05%, 02/01/20	349,000	380,410
Micron Technology Inc., Sr. Unsec. Notes, 5.88%, 02/15/22(b)	488,000	528,260
NXP B.V./NXP Funding LLC (Netherlands), Sr. Unsec. Gtd. Notes, 5.75%, 02/15/21(b)	500,000	531,720
		3,242,015

Specialized Finance–2.21%
Aircastle Ltd.,
Sr. Unsec. Global Notes, 7.63%, 04/15/20	584,000	680,360
Sr. Unsec. Notes, 5.13%, 03/15/21	375,000	389,062
CIT Group Inc.,
Sr. Unsec. Global Notes, 5.00%, 08/15/22	396,000	413,820
Sr. Unsec. Notes, 5.50%, 02/15/19(b)	350,000	381,500
Fly Leasing Ltd. (Ireland), Sr. Unsec. Gtd. Global Notes, 6.75%, 12/15/20	621,000	664,470
International Lease Finance Corp.,
Sr. Unsec. Global Notes, 5.88%, 08/15/22	265,000	290,175
Sr. Unsec. Notes, 8.25%, 12/15/20	585,000	724,669
		3,544,056

Specialized REIT’s–0.46%
Crown Castle International Corp., Sr. Unsec. Notes, 4.88%, 04/15/22	363,000	376,613
MPT Operating Partnership L.P./MPT Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 05/01/21	320,000	351,200
		727,813

Specialty Chemicals–0.56%
Axalta Coating Systems US Holdings Inc./ Axalta Coating Systems Dutch Holding B.V., Sr. Unsec. Gtd. Notes, 7.38%, 05/01/21(b)	150,000	164,475
Chemtura Corp., Sr. Unsec. Gtd. Notes, 5.75%, 07/15/21	211,000	220,495
Eagle Spinco Inc., Sr. Unsec. Gtd. Global Notes, 4.63%, 02/15/21	75,000	75,188

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. High Yield Fund

	Principal Amount	Value
Specialty Chemicals–(continued)
PolyOne Corp., Sr. Unsec. Global Notes, 5.25%, 03/15/23	$425,000	$439,875
		900,033

Specialty REITS–0.17%
Weyerhaeuser Real Estate Co., Sr. Unsec. Notes, 5.88%, 06/15/24(b)	260,000	268,125

Specialty Stores–0.80%
Michaels Stores Inc., Sr. Unsec. Gtd. Sub. Notes, 5.88%, 12/15/20(b)	1,009,000	1,034,225
Sally Holdings LLC/Sally Capital Inc., Sr. Unsec. Gtd. Global Bonds, 5.50%, 11/01/23	236,000	244,260
		1,278,485

Steel–2.23%
ArcelorMittal (Luxembourg), Sr. Unsec. Global Notes,
6.00%, 03/01/21	725,000	786,625
6.75%, 02/25/22	290,000	325,887
Magnetation LLC/ Mag Finance Corp., Sr. Sec. Gtd. Notes, 11.00%, 05/15/18(b)	698,000	766,055
Steel Dynamics Inc., Sr. Unsec. Gtd. Global Notes, 6.38%, 08/15/22	110,000	119,900
SunCoke Energy Partners L.P./SunCoke Energy Partners Finance Corp., Sr. Unsec. Gtd. Notes, 7.38%, 02/01/20(b)	903,000	965,082
United States Steel Corp.,
Sr. Unsec. Global Notes, 7.50%, 03/15/22	40,000	43,800
Sr. Unsec. Notes, 7.38%, 04/01/20	500,000	552,500
		3,559,849

Technology Distributors–0.21%
Anixter Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 05/01/19	315,000	340,200

Technology Hardware, Storage & Peripherals–0.25%
Seagate HDD Cayman, Sr. Unsec. Gtd. Bonds, 4.75%, 01/01/25(b)	409,000	406,444

Trading Companies & Distributors–0.31%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Sr. Unsec. Gtd. Notes, 4.50%, 05/15/21(b)	230,000	235,175
United Rentals North America Inc., Sr. Unsec. Global Notes, 8.25%, 02/01/21	235,000	262,613
		497,788

Trucking–0.24%
Avis Budget Car Rental LLC/Avis Budget Finance Inc., Sr. Unsec. Gtd. Notes, 5.13%, 06/01/22(b)	348,000	349,740
Hertz Corp. (The), Sr. Unsec. Gtd. Global Notes, 5.88%, 10/15/20	25,000	26,344
		376,084

	Principal Amount		Value
Wireless Telecommunication Services–6.55%
Digicel Group Ltd. (Jamaica), Sr. Unsec. Notes, 8.25%, 09/30/20(b)		$400,000	$441,000
Digicel Ltd. (Jamaica), Sr. Unsec. Notes, 6.00%, 04/15/21(b)		600,000	623,250
Intelsat Luxembourg S.A. (Luxembourg), Sr. Unsec. Gtd. Global Bonds,
7.75%, 06/01/21		930,000	990,450
8.13%, 06/01/23		165,000	179,025
SBA Communications Corp.,
Sr. Unsec. Global Notes, 5.63%, 10/01/19		80,000	85,100
Sr. Unsec. Notes, 4.88%, 07/15/22(b)		560,000	558,600
Sprint Communications Inc.,
Sr. Unsec. Global Notes, 6.00%, 11/15/22		591,000	604,297
7.00%, 08/15/20		336,000	371,280
11.50%, 11/15/21		150,000	204,000
Sr. Unsec. Gtd. Notes, 7.00%, 03/01/20(b)		165,000	190,987
9.00%, 11/15/18(b)		350,000	426,125
Sprint Corp., Sr. Unsec. Gtd. Notes,
7.25%, 09/15/21(b)		712,000	786,760
7.88%, 09/15/23(b)		472,000	527,460
T-Mobile USA, Inc.,
Sr. Unsec. Gtd. Global Notes, 6.25%, 04/01/21		297,000	317,419
6.63%, 04/01/23		1,796,000	1,953,150
Sr. Unsec. Gtd. Notes, 6.63%, 04/28/21		299,000	324,415
6.84%, 04/28/23		287,000	313,189
Wind Acquisition Finance S.A. (Italy),
Sr. Sec. Notes, 4.75%, 07/15/20(b)		350,000	353,500
Sr. Unsec. Gtd. Notes, 7.38%, 04/23/21(b)		1,145,000	1,232,020
			10,482,027
Total U.S. Dollar Denominated Bonds and Notes (Cost $141,473,835)			139,720,095

Non-U.S. Dollar Denominated Bonds & Notes–6.16%(h)
Apparel, Accessories & Luxury Goods–0.28%
Boardriders S.A., Sr. Unsec. Gtd. Notes, 8.88%, 12/15/17(b)	EUR	315,000	451,818

Auto Parts & Equipment–0.33%
Autodis S.A. (France), Sr. Sec. Gtd. Notes, 6.50%, 02/01/19(b)	EUR	360,000	522,771

Broadcasting–0.19%
CET 21 spol sro (Czech Republic), Sr. Sec. Gtd. Notes, 9.00%, 11/01/17(b)	EUR	215,000	312,063

Casinos & Gaming–0.47%
Gala Group Finance PLC (United Kingdom), REGS, Sr. Sec. Gtd. Euro Notes, 8.88%, 09/01/18(b)	GBP	198,000	362,354

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. High Yield Fund

	Principal Amount		Value
Casinos & Gaming–(continued)
Great Canadian Gaming Corp. (Canada), Sr. Unsec. Gtd. Notes, 6.63%, 07/25/22(b)	CAD	215,000	$215,856
William Hill PLC (United Kingdom), Sr. Unsec. Gtd. Euro Notes, 4.25%, 06/05/20	GBP	100,000	169,456
			747,666

Construction & Engineering–0.10%
Astaldi SpA (Italy), REGS, Sr. Unsec. Euro Notes, 7.13%, 12/01/20(b)	EUR	105,000	157,608

Construction Materials–0.82%
Grupo Isolux Corsan Finance B.V. (Spain), Sr. Unsec. Gtd. Bonds, 6.63%, 04/15/21(b)	EUR	300,000	420,033
Manutencoop Facility Management SpA (Italy),
Sr. Sec. Gtd. Notes, 8.50%, 08/01/20(b)	EUR	230,000	344,071
REGS, Sr. Sec. Gtd. Euro Notes, 8.50%, 08/01/20(b)	EUR	100,000	149,596
Spie BondCo 3 SCA (Luxembourg), REGS, Sr. Unsec. Gtd. Medium-Term Euro Notes, 11.00%, 08/15/19(b)	EUR	255,000	396,323
			1,310,023

Food Distributors–0.58%
Bakkavor Finance 2 PLC (United Kingdom), REGS, Sr. Sec. Gtd. Euro Notes, 8.25%, 02/15/18(b)	GBP	505,000	924,809

Hotels, Resorts & Cruise Lines–0.40%
Thomas Cook Finance PLC (United Kingdom), Sr. Unsec. Gtd. Notes, 7.75%, 06/15/20(b)	EUR	180,000	270,782
Thomas Cook Group PLC (United Kingdom), Sr. Unsec. Gtd. Medium-Term Euro Notes, 7.75%, 06/22/17	GBP	200,000	374,391
			645,173

Independent Power Producers & Energy Traders–0.23%
Infinis PLC (United Kingdom), Sr. Sec. Notes, 7.00%, 02/15/19(b)	GBP	200,000	369,684

Integrated Telecommunication Services–0.24%
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec. Gtd. Global Notes, 5.50%, 01/15/21	GBP	103,000	183,882
REGS, Sr. Sec. Gtd. Notes, 6.00%, 04/15/21(b)	GBP	107,000	193,661
			377,543

Internet Software & Services–0.26%
Adria Bidco B.V. (Serbia), REGS, Sr. Sec. Gtd. Euro Notes, 7.88%, 11/15/20(b)	EUR	280,000	417,910

	Principal Amount		Value
Metal & Glass Containers–0.11%
Greif Neveda Holdings Inc., SCS, REGS, Sr. Unsec. Gtd. Medium-Term Euro Notes, 7.38%, 07/15/21(b)	EUR	105,000	$171,813

Multi-Sector Holdings–0.36%
Odeon & UCI Finco PLC (United Kingdom),
Sr. Sec. Gtd. Notes, 9.00%, 08/01/18(b)	GBP	110,000	197,923
REGS, Sr. Sec. Gtd. Medium-Term Euro Notes, 9.00%, 08/01/18(b)	GBP	210,000	377,853
			575,776

Other Diversified Financial Services–1.03%
AG Spring Finance II Ltd. (Spain), Sr. Sec. Notes, 9.50%, 06/01/19(b)	EUR	120,000	156,511
Boats Investments Netherlands B.V. (Netherlands), REGS-Series 97, Sr. Sec. PIK Medium-Term Mortgage Euro Notes, 0.00%, 03/31/17(b)(c)	EUR	106,820	65,961
Cabot Financial Luxembourg S.A. (United Kingdom), REGS, Sr. Sec. Gtd. Euro Notes, 10.38%, 10/01/19(b)	GBP	115,000	225,000
Financiere Gaillon 8 SAS (France), Sr. Unsec. Notes, 7.00%, 09/30/19(b)	EUR	280,000	391,072
GCS Holdco Finance I S.A. (Luxembourg), Sr. Sec. Gtd. Notes, 6.50%, 11/15/18(b)	EUR	127,000	185,205
Lowell Group Financing PLC (United Kingdom), REGS, Sr. Sec. Gtd. Euro Notes, 10.75%, 04/01/19(b)	GBP	320,000	616,824
			1,640,573

Personal Products–0.10%
Albea Beauty Holdings S.A. (France), REGS, Sr. Sec. Gtd. Medium-Term Euro Notes, 8.75%, 11/01/19(b)	EUR	110,000	166,062

Pharmaceuticals–0.12%
Rottapharm Ltd. (Italy), REGS, Sr. Unsec. Gtd. Euro Notes, 6.13%, 11/15/19(b)	EUR	130,000	193,273

Publishing–0.10%
Johnston Press Bond PLC (United Kingdom), Sr. Sec. Notes, 8.63%, 06/01/19(b)	GBP	100,000	167,941

Research & Consulting Services–0.12%
La Financiere Atalian S.A. (Luxembourg), REGS, Sr. Unsec. Gtd. Euro Bonds, 7.25%, 01/15/20(b)	EUR	130,000	194,030

Specialized Finance–0.23%
HSS Financing PLC (United Kingdom),
Sr. Sec. Gtd. Notes, 6.75%, 08/01/19(b)	GBP	100,000	180,350
REGS, Sr. Sec. Gtd. Euro Notes, 6.75%, 08/01/19(b)	GBP	100,000	180,349
			360,699

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. High Yield Fund

	Principal Amount		Value
Wireless Telecommunication Services–0.09%
Matterhorn Mobile Holdings S.A. (Luxembourg), REGS, Sr. Sec. Gtd. Medium-Term Euro Notes, 8.25%, 02/15/20(b)	EUR	100,000	$150,281
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $9,189,367)			9,857,516

	Shares
Common Stocks & Other Equity Interests–0.88%
Automobile Manufacturers–0.52%
General Motors Co.(i)		14,296	518,928
General Motors Co.–Wts. expiring 07/10/16(i)(j)		5,864	156,034
General Motors Co.–Wts. expiring 07/10/19(i)(j)		5,864	108,831
Motors Liquidation Co. GUC Trust(j)		1,538	39,373
			823,166

Broadcasting–0.01%
Adelphia Communications Corp.(k)		3,280	2,558
Adelphia Recovery Trust–Series ACC-1(k)		318,570	3,186
Adelphia Recovery Trust–Series Arahova(k)		109,170	1,310
			7,054

Construction Materials–0.14%
U.S. Concrete, Inc.(j)		9,253	229,012

Forest Products–0.00%
Emerald Plantation Holdings Ltd. (Cayman Islands)(f)(j)		6,205	1,086

Integrated Telecommunication Services–0.15%
Hawaiian Telcom Holdco Inc.–Wts. expiring 10/28/15 (l)		1,527	22,523
Largo Ltd. (Luxembourg)–Class A(j)		17,563	21,885
Largo Ltd. (Luxembourg)–Class B(j)		158,069	196,964
			241,372

Other Diversified Financial Services–0.00%
SW Acquisition L.P.(j)		1	0

	Shares	Value
Paper Products–0.05%
NewPage Holdings Inc. (Acquired 07/21/11-08/29/11; Cost $245,385)(b)(m)	1,140	$79,800

Semiconductors–0.01%
Magnachip Semiconductor Corp. (South Korea)(j)	1,372	19,345
Total Common Stocks & Other Equity Interests (Cost $2,625,297)		1,400,835

	Principal Amount

Variable Rate Senior Loan Interests–0.85%
Casinos & Gaming–0.09%
Caesars Entertainment Operating Co. Inc., Sr. Sec. Gtd. Term Loan, 9.75%, 01/28/18(n)	$150,000	148,236

Diversified Real Estate Activities–0.76%
Weyerhaeuser Real Estate Co., Sr. Unsec. Gtd. Term Loan, 0.00%, 11/03/14(n)(o)	1,215,000	1,215,000
Total Variable Rate Senior Loan Interests (Cost $1,363,927)		1,363,236

U.S. Treasury Bills–0.04%
0.00%, 11/13/14(p)	30,000	29,995
0.05%, 11/13/14(p)	30,000	29,995
Total U.S. Treasury Bills (Cost $59,989)		59,990

	Shares
Money Market Funds–8.85%
Liquid Assets Portfolio–Institutional Class(q)	7,086,365	7,086,365
Premier Portfolio–Institutional Class(q)	7,086,365	7,086,365
Total Money Market Funds (Cost $14,172,730)		14,172,730
TOTAL INVESTMENTS–104.07% (Cost $168,885,145)		166,574,402
OTHER ASSETS LESS LIABILITIES–(4.07)%		(6,515,579)
NET ASSETS–100.00%		$160,058,823

Investment Abbreviations:

CAD	– Canadian Dollar
Conv.	– Convertible
Ctfs.	– Certificates
EUR	– Euro
GBP	– British Pound
Gtd.	– Guaranteed
Jr.	– Junior
PIK	– Payment in Kind
REGS	– Regulation S
REIT	– Real Estate Investment Trust
Sec.	– Secured
Sr.	– Senior
Sub.	– Subordinated
Unsec.	– Unsecured
Wts.	– Warrants

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. High Yield Fund

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at June 30, 2014 was $70,362,201, which represented 43.96% of the Fund’s Net Assets.
(c)	All or a portion of this security is Payment-in-Kind.

Issuer	Cash Rate	PIK Rate
Boats Investments Netherlands B.V., REGS, Series 97, Sr. Sec. PIK Medium-Term Mortgage Euro Notes	0.00%	11.00%
Central European Media Enterprises Ltd., Sr. Sec. Gtd. PIK Global Notes	0.00	15.00
Emerald Plantation Holdings Ltd., Sr. Sec. Gtd. Global PIK Notes	6.00	8.00
Schaeffler Holding Finance B.V., Sr. Sec. Gtd. PIK Notes	6.88	7.63

(d)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at June 30, 2014 was $100, which represented less than 1% of the Fund’s Net Assets.
(e)	Step coupon bond issued at discount. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(f)	Acquired as part of the Sino-Forest Corp. reorganization.
(g)	Perpetual bond with no specified maturity date.
(h)	Foreign denominated security. Principal amount is denominated in currency indicated.
(i)	Acquired as part of the General Motors reorganization.
(j)	Non-income producing security.
(k)	Non-income producing security acquired as part of the Adelphia Communications bankruptcy reorganization.
(l)	Non-income producing security acquired as part of the Hawaiian Telcom bankruptcy reorganization.
(m)	Non-income producing security acquired as part of the NewPage Corp. bankruptcy reorganization.
(n)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”), and may be subject to contractual and legal restrictions on sale. Senior secured corporate loans and senior secured debt securities in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Inter-Bank Offered Rate (“LIBOR”), on set dates, typically every 30 days but not greater than one year; and/or have interest rates that float at a margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(o)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding. See Note 8.
(p)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(q)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By credit quality, based on Total Investments as of June 30, 2014

BBB	1.3%
BB	44.8
B	44.1
CCC	7.5
C	0.2
Not Rated	2.1

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. High Yield Fund

Statement of Assets and Liabilities

June 30, 2014

(Unaudited)

Statement of Operations

For the six months ended June 30, 2014

(Unaudited)

Assets:
Investments, at value (Cost $154,712,415)	$152,401,672
Investments in affiliated money market funds, at value and cost	14,172,730
Total investments, at value (Cost $168,885,145)	166,574,402
Foreign currencies, at value (Cost $1,564,010)	1,575,406
Receivable for:
Investments sold	2,063,288
Fund shares sold	389,327
Dividends and interest	2,456,663
Investment for trustee deferred compensation and retirement plans	84,697
Total assets	173,143,783

Liabilities:
Payable for:
Investments purchased	4,171,697
Fund shares reacquired	145,216
Amount due custodian	8,268,639
Forward foreign currency contracts outstanding	171,574
Variation margin — centrally cleared swap agreements	1,706
Accrued fees to affiliates	206,442
Accrued trustees’ and officers’ fees and benefits	514
Accrued other operating expenses	30,664
Trustee deferred compensation and retirement plans	88,508
Total liabilities	13,084,960
Net assets applicable to shares outstanding	$160,058,823

Net assets consist of:
Shares of beneficial interest	$158,176,825
Undistributed net investment income	10,827,503
Undistributed net realized gain (loss)	(6,485,977)
Net unrealized appreciation (depreciation)	(2,459,528)
$160,058,823

Net Assets:
Series I	$105,755,887
Series II	$54,302,936

Shares outstanding, $0.001 par value per share, with an unlimited number of shares authorized:
Series I	17,640,645
Series II	9,110,427
Series I:
Net asset value per share	$6.00
Series II:
Net asset value per share	$5.96

Investment income:
Interest	$4,542,797
Dividends (net of foreign withholding taxes of $21)	66,058
Dividends from affiliated money market funds	969
Total investment income	4,609,824

Expenses:
Advisory fees	468,493
Administrative services fees	189,371
Custodian fees	8,099
Distribution fees — Series II	61,397
Transfer agent fees	10,613
Trustees’ and officers’ fees and benefits	13,480
Other	41,972
Total expenses	793,425
Less: Fees waived	(89,747)
Net expenses	703,678
Net investment income	3,906,146

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	3,061,451
Foreign currencies	(12,279)
Forward foreign currency contracts	(15,879)
Swap agreements	70,620
3,103,913
Change in net unrealized appreciation (depreciation) of:
Investment securities	768,448
Foreign currencies	16,789
Forward foreign currency contracts	(93,826)
Swap agreements	(55,234)
636,177
Net realized and unrealized gain	3,740,090
Net increase in net assets resulting from operations	$7,646,236

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. High Yield Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2014 and the year ended December 31, 2013

(Unaudited)

	June 30, 2014	December 31, 2013
Operations:
Net investment income	$3,906,146	$7,439,662
Net realized gain	3,103,913	2,772,367
Change in net unrealized appreciation (depreciation)	636,177	(1,942,674)
Net increase in net assets resulting from operations	7,646,236	8,269,355

Distributions to shareholders from net investment income:
Series I	—	(4,719,053)
Series ll	—	(2,040,917)
Total distributions from net investment income	—	(6,759,970)

Share transactions–net:
Series l	2,111,478	3,352,924
Series ll	7,430,706	23,475,224
Net increase in net assets resulting from share transactions	9,542,184	26,828,148
Net increase in net assets	17,188,420	28,337,533

Net assets:
Beginning of period	142,870,403	114,532,870
End of period (includes undistributed net investment income of $10,827,503 and $6,921,357, respectively)	$160,058,823	$142,870,403

Notes to Financial Statements

June 30, 2014

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco V.I. High Yield Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty-four separate portfolios, (each constituting a “Fund”). The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

The Fund’s investment objective is total return, comprised of current income and capital appreciation.

The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net

Invesco V.I. High Yield Fund

asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Invesco V.I. High Yield Fund

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Lower-Rated Securities — The Fund normally invests at least 80% of its net assets in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.
J.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

K.	Forward Foreign Currency Contracts — The Fund may enter into forward foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A forward foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
L.	Securities Purchased on a When-Issued and Delayed Delivery Basis — The Fund may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.
M.	Swap Agreements — The Fund may enter into various swap transactions, including interest rate, total return, index, currency exchange rate and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between two parties (“Counterparties”). A swap agreement may be negotiated bilaterally and traded over the counter (OTC) between two parties (“uncleared/OTC”) or, in some instances, must be transacted through a future commission merchant (FCM) and cleared through a clearinghouse that serves as a central Counterparty (“centrally cleared swap”).These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be

Invesco V.I. High Yield Fund

exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

In a centrally cleared swap, the Fund’s ultimate Counterparty is a central clearinghouse. The Fund initially will enter into centrally cleared swaps through an executing broker. When a Fund enters into a centrally cleared swap, it must deliver to the central Counterparty (via the FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the central Counterparty, but an FCM may require additional initial margin above the amount required by the central Counterparty. Initial margin deposits required upon entering into centrally cleared swaps are satisfied by cash or securities as collateral at the FCM. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded on the Statement of Assets and Liabilities. During the term of a cleared swap agreement, a “variation margin” amount may be required to be paid by the Fund or may be received by the Fund, based on the daily change in price of the underlying reference instrument subject to the swap agreement and is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities until the centrally cleared swap is terminated at which time a realized gain or loss is recorded.

A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its Counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from Counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the Counterparty and by the designation of collateral by the Counterparty to cover the Fund’s exposure to the Counterparty.

Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

Changes in the value of centrally cleared and OTC swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

N.	Bank Loan Risk Disclosures — Although the resale, or secondary market for floating rate loans has grown substantially over the past decade, both in overall size and number of market participants, there is no organized exchange or board of trade on which floating rate loans are traded. Instead, the secondary market for floating rate loans is a private, unregulated interdealer or interbank resale market. Such a market may therefore be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods. Similar to other asset classes, bank loan funds may be exposed to counterparty credit risk, or the risk than an entity with which the Fund has unsettled or open transactions may fail to or be unable to perform on its commitments. The Fund manages counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
O.	Leverage Risk — Leverage exists when a Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
P.	Other Risks — The Fund invests in corporate loans from U.S. or non-U.S. companies (the “Borrowers”). The investment of the Fund in a corporate loan may take the form of participation interests or assignments. If the Fund purchases a participation interest from a syndicate of lenders (“Lenders”) or one of the participants in the syndicate (“Participant”), one or more of which administers the loan on behalf of all the Lenders (the “Agent Bank”), the Fund would be required to rely on the Lender that sold the participation interest not only for the enforcement of the Fund’s rights against the Borrower but also for the receipt and processing of payments due to the Fund under the corporate loans. As such, the Fund is subject to the credit risk of the Borrower and the Participant. Lenders and Participants interposed between the Fund and a Borrower, together with Agent Banks, are referred to as “Intermediate Participants”.

Invesco V.I. High Yield Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $200 million	0.625%
Next $300 million	0.55%
Next $500 million	0.50%
Over $1 billion	0.45%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

Effective May 1, 2014, the Adviser has contractually agreed, through at least June 30, 2015, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 1.50% and Series II shares to 1.75% of average daily net assets. Prior to May 1, 2014, the Adviser had contractually agreed to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 0.80% and Series II shares to 1.05% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2015. The fee waiver agreement cannot be terminated during its term. To the extent that the annualized expense ratio does not exceed the expense limitation, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

Further, the Adviser has contractually agreed, through at least June 30, 2016, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended June 30, 2014, the Adviser waived advisory fees of $89,747.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants’ accounts. Pursuant to such agreement, for the six months ended June 30, 2014, Invesco was paid $24,795 for accounting and fund administrative services and reimbursed $164,576 for services provided by insurance companies.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2014, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2014, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Invesco V.I. High Yield Fund

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of June 30, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$15,269,172	$304,393	$—	$15,573,565
Corporate Debt Securities	—	141,083,331	—	141,083,331
Foreign Debt Securities	—	9,857,516	—	9,857,516
Treasury Securities	—	59,990	—	59,990
	$15,269,172	$151,305,230	—	$166,574,402
Forward Foreign Currency Contracts*	—	(171,574)	—	(171,574)
Swap Agreements*	—	7,161	—	7,161
Total Investments	$15,269,172	$151,140,817	$—	$166,409,989

*	Unrealized appreciation (depreciation).

NOTE 4—Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of June 30, 2014:

	Value
Risk Exposure/Derivative Type	Assets	Liabilities
Credit risk:
Swap agreements(a)	$7,161	$—
Currency risk:
Forward foreign currency contracts(b)	5,024	(176,598)
Total	$12,185	$(176,598)

(a)	Includes cumulative appreciation of centrally cleared swap agreements. Only current day’s variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.
(b)	Values are disclosed on the Statement of Assets and Liabilities under the caption Forward foreign currency contracts outstanding.

Effect of Derivative Investments for the six months ended June 30, 2014

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statement of Operations
	Forward Foreign Currency Contracts	Swap Agreements
Realized Gain (Loss):
Credit risk	$—	$70,620
Currency risk	(15,879)	—
Change in Unrealized Appreciation (Depreciation):
Credit risk	—	(55,234)
Currency risk	(93,826)	—
Total	$(109,705)	$15,386

The table below summarizes the average notional value of forward foreign currency contracts and swap agreements outstanding during the period.

	Forward Foreign Currency Contracts	Swap Agreements
Average notional value	$13,924,337	$554,120

Invesco V.I. High Yield Fund

Open Forward Foreign Currency Contracts at Period-End
Settlement Date	Counterparty	Contract to				Notional Value	Unrealized Appreciation (Depreciation)
		Deliver		Receive
07/25/14	Citigroup Global Markets Inc	GBP	1,202,391	USD	2,006,495	$2,057,650	$(51,155)
07/25/14	RBC Capital Markets Corp.	CAD	528,000	USD	478,093	494,488	(16,395)
07/25/14	RBC Capital Markets Corp.	USD	243,997	CAD	261,796	245,180	1,183
09/02/14	Citigroup Global Markets Inc	EUR	5,075,000	USD	6,905,882	6,950,669	(44,787)
09/02/14	Citigroup Global Markets Inc	USD	508,370	EUR	373,988	512,211	3,841
09/02/14	RBC Capital Markets Corp.	GBP	1,577,088	USD	2,633,429	2,697,690	(64,261)
Total forward foreign currency contracts — Currency Risk							$(171,574)

Currency Abbreviations:

CAD	– Canadian Dollar
EUR	– Euro
GBP	– British Pound Sterling
USD	– U.S. Dollar

Open Centrally Cleared Credit Default Swap Agreements
Counterparty/Clearinghouse	Reference Entity	Buy/ Sell Protection	(Pay)/ Receive Fixed Rate	Expiration Date	Implied Credit Spread(a)	Notional Value	Upfront Payments	Unrealized Appreciation
Credit Suisse Securities (USA) LLC/CME	Markit CDX North America, High Yield Index	Sell	5.00%	06/20/2019	3.03%	$1,231,326	$90,427	$7,161
Total Credit Default Swap Agreements — Credit Risk								$7,161

Abbreviations:

CME	– Chicago Mercantile Exchange

Offsetting Assets and Liabilities

Accounting Standards Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities, which was subsequently clarified in Financial Accounting Standards Board ASU 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” is intended to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting arrangements on the Statement of Assets and Liabilities and to enable investors to better understand the effect of those arrangements on its financial position. In order for an arrangement to be eligible for netting, the Fund must have a basis to conclude that such netting arrangements are legally enforceable. The Fund enters into netting agreements and collateral agreements in an attempt to reduce the Fund’s Counterparty credit risk by providing for a single net settlement with a Counterparty of all financial transactions covered by the agreement in an event of default as defined under such agreement.

There were no derivative instruments subject to a netting agreement for which the Fund is not currently netting. The following tables present derivative instruments that are either subject to an enforceable netting agreement or offset by collateral arrangements as of June 30, 2014.

Assets:
	Gross amounts presented in Statement of Assets & Liabilities	Gross amounts offset in Statement of Assets & Liabilities	Net amounts of assets presented in the Statement of Assets and Liabilities	Collateral Received
Counterparty				Financial Instruments	Cash	Net Amount
Citigroup Global Markets Inc.(a)	$3,841	$(3,841)	$—	$—	$—	$—
Credit Suisse Securities (USA) LLC(b)	7,161	—	7,161	—	—	7,161
RBC Capital Markets Corp.(a)	1,183	(1,183)	—	—	—	—
Total	$12,185	$(5,024)	$7,161	$—	$—	$7,161

Liabilities:
	Gross amounts presented in Statement of Assets & Liabilities	Gross amounts offset in Statement of Assets & Liabilities	Net amounts of liabilities presented in the Statement of Assets and Liabilities	Collateral Pledged
Counterparty				Financial Instruments	Cash	Net Amount
Citigroup Global Markets Inc.(a)	$95,942	$(3,841)	$92,101	$—	$—	$92,101
RBC Capital Markets Corp.(a)	80,656	(1,183)	79,473	—	—	79,473
Total	$176,598	$(5,024)	$171,574	$—	$—	$171,574

(a)	Forward foreign currency contracts Counterparty.
(b)	Swap agreements Counterparty.

Invesco V.I. High Yield Fund

NOTE 5—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2014, the Fund engaged in securities purchases of $4,546,349.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7—Cash Balances

The Fund may borrow for leveraging in an amount up to 5% of the Fund’s total assets (excluding the amount borrowed) at the time the borrowing is made. In doing so, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. A Fund may not purchase additional securities when any borrowings from banks exceeds 5% of the Fund’s total assets.

NOTE 8—Unfunded Loan Commitments

As of June 30, 2014, the Fund had unfunded loan commitments, which could be extended at the option of the borrower, pursuant to the following loan agreements with the following borrowers:

Borrower	Type	Principal Amount	Value
Weyerhaeuer Real Estate Co.	Term Loan	$1,215,000	$1,215,000

NOTE 9—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in 8 tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of December 31, 2013, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
December 31, 2016	$4,917,331	$—	$4,917,331
December 31, 2017	4,682,142	—	4,682,142
Total capital loss carryforward	$9,599,473	$—	$9,599,473

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

Invesco V.I. High Yield Fund

NOTE 10—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2014 was $86,026,207 and $75,467,096, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$6,753,997
Aggregate unrealized (depreciation) of investment securities	(9,174,134)
Net unrealized appreciation (depreciation) of investment securities	$(2,420,137)

Cost of investments for tax purposes is $168,994,539.

NOTE 11—Share Information

	Summary of Share Activity
	Six months ended June 30, 2014(a)		Year ended December 31, 2013
	Shares	Amount	Shares	Amount
Sold:
Series I	2,123,041	$12,425,806	6,224,196	$35,375,283
Series II	1,693,517	9,854,183	2,847,094	16,256,247

Issued as reinvestment of dividends:
Series I	—	—	858,009	4,719,053
Series II	—	—	372,430	2,040,917

Issued in connection with acquisitions:(b)
Series I	—	—	2,383,944	13,917,969
Series II	—	—	2,020,980	11,783,481

Reacquired:
Series I	(1,766,227)	(10,314,328)	(8,855,490)	(50,659,381)
Series II	(415,618)	(2,423,477)	(1,164,125)	(6,605,421)
Net increase in share activity	1,634,713	$9,542,184	4,687,038	$26,828,148

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 73% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	As of the opening of business on April 29, 2013, the Fund acquired all the net assets of Invesco V.I. High Yield Securities Fund (the “Target Fund”) pursuant to a plan of reorganization approved by the Trustees of the Fund on December 6, 2012 and by the shareholders of the Target Fund on March 28, 2013. The acquisition was accomplished by a tax-free exchange of 4,404,924 shares of the Fund for 23,160,520 shares outstanding of the Target Fund as of the close of business on April 26, 2013. Shares of the Target Fund were exchanged for the like class of shares of the Fund, based on the relative net asset value of the Target Fund to the net asset value of the Fund on the close of business, April 26, 2013. The Target Fund’s net assets as of the close of business on April 26, 2013 of $25,701,450, including $(5,548,317) of unrealized appreciation (depreciation), were combined with those of the Fund. The net assets of the Fund immediately before the acquisition were $116,562,405 and $142,263,855 immediately after the acquisition.
The pro forma results of operations for the year ended December 31, 2013 assuming the reorganization had been completed on January 1, 2013, the beginning of the annual reporting period are as follows:

Net investment income	$7,875,193
Net realized/unrealized gains	1,314,954
Change in net assets resulting from operations	$9,190,147

The combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Target Fund that have been included in the Fund’s Statement of Operations since April 30, 2013.

Invesco V.I. High Yield Fund

NOTE 12—Senior Loan Participation Commitments

The Fund invests in participations, assignments, or acts as a party to the primary lending syndicate of a Senior Loan interest to corporations, partnerships, and other entities. When the Fund purchases a participation of a Senior Loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation, but not with the borrower directly. As such, the Fund assumes the credit risk of the borrower, selling participant or other persons interpositioned between the Fund and the borrower.

As of June 30, 2014, the following sets forth the selling participants with respect to interest in Senior Loans purchased by the Fund on a participation basis.

Selling Participant	Principal Amount	Value
Credit Suisse First Boston	$150,000	$148,236
Morgan Stanley	1,215,000	1,215,000
Total	$1,365,000	$1,363,236

NOTE 13—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(c)
Series I
Six months ended 06/30/14	$5.70	$0.15	$0.15	$0.30	$—	$6.00	5.26%	$105,756	0.86	%(d)	0.98	%(d)	5.29	%(d)	52%
Year ended 12/31/13	5.61	0.33	0.05	0.38	(0.29)	5.70	7.01	98,455	0.81		1.03		5.79		74
Year ended 12/31/12	5.04	0.33	0.53	0.86	(0.29)	5.61	17.17	93,529	0.79		1.04		6.10		58
Year ended 12/31/11	5.35	0.35	(0.29)	0.06	(0.37)	5.04	0.96	106,557	0.83		1.06		6.84		71
Year ended 12/31/10	5.22	0.43	0.26	0.69	(0.56)	5.35	13.57	55,803	0.95		1.17		8.04		102
Year ended 12/31/09	3.69	0.47	1.47	1.94	(0.41)	5.22	52.79	60,649	0.95		1.22		10.29		125
Series II
Six months ended 06/30/14	5.67	0.15	0.14	0.29	—	5.96	5.11	54,303	1.11	(d)	1.23	(d)	5.04	(d)	52
Year ended 12/31/13	5.59	0.32	0.05	0.37	(0.29)	5.67	6.76	44,416	1.06		1.28		5.54		74
Year ended 12/31/12	5.03	0.32	0.52	0.84	(0.28)	5.59	16.96	21,004	1.04		1.29		5.85		58
Year ended 12/31/11	5.35	0.33	(0.29)	0.04	(0.36)	5.03	0.61	5,363	1.08		1.31		6.59		71
Year ended 12/31/10	5.22	0.42	0.26	0.68	(0.55)	5.35	13.27	497	1.20		1.42		7.79		102
Year ended 12/31/09	3.68	0.46	1.48	1.94	(0.40)	5.22	52.77	464	1.20		1.47		10.04		125

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the period ended December 31, 2013, the portfolio turnover calculation excludes the value of securities purchased of $32,385,318 and sold of $10,521,731 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco V.I. High Yield Securities Fund into the Fund. For the period ending December 31, 2011, the portfolio turnover calculation excludes the value of securities purchased of $30,901,742 and sold of $8,109,618 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Van Kampen V.I. High Yield Fund into the Fund.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $101,636 and $49,525 for Series I and Series II shares, respectively.

Invesco V.I. High Yield Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2014 through June 30, 2014.

The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

Class	Beginning Account Value (01/01/14)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio[2]
		Ending Account Value (06/30/14)[1]	Expenses Paid During Period[2,3]	Ending Account Value (06/30/14)	Expenses Paid During Period[2,4]
Series I	$1,000.00	$1,052.60	$4.38	$1,020.53	$4.31	0.86%
Series II	1,000.00	1,051.10	5.65	1,019.29	5.56	1.11

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2014 through June 30, 2014, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year. Effective May 1, 2014, the Fund’s adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expense of Series I and Series II shares to 1.50% and 1.75% of average daily net assets, respectively. The annualized expense ratios restated as if these agreements had been in effect throughout the entire most recent fiscal half year are 0.98% and 1.23% for Series I and Series II shares, respectively.
[3]	The actual expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent fiscal half year are $4.99 and $6.26 for Series I and Series II shares, respectively.
[4]	The hypothetical expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent fiscal half year are $4.91 and $6.16 for Series I and Series II shares, respectively.

Invesco V.I. High Yield Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of Invesco V.I. High Yield Fund’s (the Fund) investment advisory agreements. During contract renewal meetings held on June 16-17, 2014, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for the Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2014.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the management of a number of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned Invesco Funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether and on what terms to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Lipper Inc. (Lipper), an independent provider of investment company data. The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 17, 2014, and may not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Sub-Committees met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper VA Underlying Funds High Yield Funds Index. The Board noted that performance of Series I shares of the Fund was in the second quintile of its performance universe for the one and five year periods and the third quintile for the three year period (the first quintile being the best performing funds and the fifth quintile being the

Invesco V.I. High Yield Fund

worst performing funds). The Board noted that performance of Series I shares of the Fund was above the performance of the Index for the one, three and five year periods. The Board noted that additional analytical resources as well as a high yield trader had been added to the high yield team in 2013. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Series I shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees, but that Lipper does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least June 30, 2015 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates that are managed using an investment process substantially similar to the investment process used for the Fund. The Board noted that the Fund’s rate was above the rates of one mutual fund and one off-shore fund and below the rate of one off-shore fund.

The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other client accounts that are managed using an investment process substantially similar to the investment process used for the Fund. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients. Invesco Advisers reviewed with the Board the significantly greater scope of services it provides to the Invesco Funds relative to certain other client accounts. These additional services include provision of administrative services, officers and office space, oversight of service providers, preparation of annual registration statement updates and financial information and regulatory compliance under the Investment Company Act of 1940, as amended. Invesco Advisers also reviewed generally the higher frequency of shareholder purchases and redemptions in the Invesco Funds relative to the flow of assets for other client accounts. Invesco Advisers advised the Board that advance notice of redemptions is often provided to Invesco Advisers by institutional clients. The Board did note that sub-advisory fee rates charged by the Affiliated Sub-Advisers to manage the Invesco Funds and to manage other client accounts tended to be more comparable, reflecting a more comparable scope of services. The Board concluded that the aggregate services provided to the Invesco Funds were sufficiently different from those provided to institutional clients to support the difference in fees.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule and was assisted in this review by a report from the Senior Officer. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2013. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds. The Board noted that Invesco Advisers operated at a profit from providing advisory services to the Fund, but did not make a profit after considering services provided by subsidiaries. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Lipper and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisors from the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds are fair and reasonable.

Invesco V.I. High Yield Fund

Semiannual Report to Shareholders	June 30, 2014
Invesco V.I. International Growth Fund

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund’s Form N-Q filings are available on the SEC website, sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.

Invesco Distributors, Inc.

VIIGR-SAR-1

NOT FDIC INSURED   |   MAY LOSE VALUE   |   NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 12/31/13 to 6/30/14, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.

Series I Shares	6.29%
Series II Shares	6.14
MSCI EAFE Index‚ (Broad Market Index)	4.78
Custom International Growth Index■ (Style-Specific Index)	4.77
Lipper VUF International Growth Funds Index♦ (Peer Group Index)	4.39

 Source(s): ‚FactSet Research Systems Inc.; ■Invesco, FactSet Research Systems Inc.;

wLipper Inc.

The MSCI EAFE® Index is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

    The Custom International Growth Index is an index comprised of the MSCI EAFE Growth Index through February 28, 2013, and the MSCI All Country World ex US Growth Index thereafter.

    The Lipper VUF International Growth Funds Index is an unmanaged index considered representative of international growth variable insurance underlying funds tracked by Lipper.

    The MSCI EAFE® Growth Index is an unmanaged index considered representative of growth stocks of Europe, Australasia and the Far East. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

    The MSCI All Country World ex US Growth Index is a market capitalization weighted index that includes growth companies in developed and emerging markets throughout the world, excluding the US. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

 Average Annual Total Returns

 As of 6/30/14

Series I Shares
Inception (5/5/93)	8.06%
10 Years	9.65
5 Years	13.42
1 Year	24.50

Series II Shares
Inception (9/19/01)	8.97%
10 Years	9.37
5 Years	13.13
1 Year	24.16

The performance of the Fund’s Series I and Series II share classes will differ primarily due to different class expenses.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 1.02% and 1.27%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 1.03% and 1.28%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Invesco V.I. International Growth Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.

    The most recent month-end performance at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2016. See current prospectus for more information.

Invesco V.I. International Growth Fund

Schedule of Investments

June 30, 2014

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–93.09%
Australia–3.22%
Amcor Ltd.	2,826,648	$27,801,468
Brambles Ltd.	2,206,719	19,123,802
CSL Ltd.	186,161	11,682,841
		58,608,111

Belgium–1.52%
Anheuser-Busch InBev N.V.	240,744	27,657,699

Brazil–3.86%
Banco Bradesco S.A.–ADR	1,661,413	24,123,717
BM&FBovespa S.A.	5,930,400	31,215,457
BRF S.A.	613,548	14,886,765
		70,225,939

Canada–8.62%
Agrium Inc.	157,129	14,394,901
Canadian National Railway Co.	245,365	15,959,073
Cenovus Energy Inc.	484,842	15,717,605
CGI Group Inc.–Class A(a)	800,212	28,363,653
Encana Corp.	906,527	21,477,978
Fairfax Financial Holdings Ltd.	36,429	17,283,120
Suncor Energy, Inc.	1,023,330	43,637,784
		156,834,114

China–3.88%
Baidu, Inc.–ADR(a)	161,356	30,142,914
CNOOC Ltd.	5,232,000	9,396,862
Great Wall Motor Co. Ltd.–Class H	4,021,500	14,943,642
Industrial & Commercial Bank of China Ltd.–Class H	25,394,000	16,054,733
		70,538,151

Denmark–2.47%
Carlsberg AS–Class B	232,258	25,016,862
Novo Nordisk AS–Class B	430,920	19,891,483
		44,908,345

France–4.95%
Publicis Groupe S.A.	384,762	32,633,374
Schneider Electric S.E.	242,713	22,891,280
Total S.A.	478,654	34,593,116
		90,117,770

Germany–6.59%
Adidas AG	175,778	17,804,048
Allianz S.E.	158,747	26,454,205
Deutsche Boerse AG	310,096	24,067,147
Deutsche Post AG	466,503	16,870,247
SAP S.E.	450,134	34,763,183
		119,958,830

	Shares	Value
Hong Kong–3.39%
Galaxy Entertainment Group Ltd.	4,547,000	$36,374,123
Hutchison Whampoa Ltd.	1,856,000	25,383,980
		61,758,103

Ireland–2.29%
Shire PLC	532,100	41,618,494

Israel–2.02%
Teva Pharmaceutical Industries Ltd.–ADR	701,348	36,764,662

Japan–6.44%
Denso Corp.	258,200	12,346,339
FANUC Corp.	104,600	18,074,885
Japan Tobacco, Inc.	605,600	22,116,082
Keyence Corp.	37,500	16,402,061
Komatsu Ltd.	752,437	17,495,976
Toyota Motor Corp.	510,400	30,701,167
		117,136,510

Mexico–1.78%
Fomento Economico Mexicano, S.A.B. de C.V.–ADR	92,356	8,649,139
Grupo Televisa S.A.B.–ADR	692,526	23,760,567
		32,409,706

Netherlands–1.14%
Unilever N.V.	472,091	20,656,805

Singapore–4.39%
Avago Technologies Ltd.	398,675	28,732,508
Keppel Corp. Ltd.	2,521,661	21,821,094
United Overseas Bank Ltd.	1,619,000	29,240,420
		79,794,022

South Korea–3.03%
Hyundai Mobis Co., Ltd.	90,465	25,391,426
Samsung Electronics Co., Ltd.	22,717	29,680,457
		55,071,883

Spain–1.05%
Amadeus IT Holding S.A.–Class A	464,891	19,153,131

Sweden–2.21%
Investor AB–Class B	586,305	21,976,897
Telefonaktiebolaget LM Ericsson–Class B	1,502,346	18,157,039
		40,133,936

Switzerland–7.64%
ABB Ltd.	934,989	21,576,564
Julius Baer Group Ltd.	379,453	15,643,664
Novartis AG	222,096	20,110,858
Roche Holding AG	119,323	35,589,686

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. International Growth Fund

	Shares	Value
Switzerland–(continued)
Syngenta AG	62,271	$23,265,670
UBS AG	1,245,858	22,829,222
		139,015,664

Taiwan–1.83%
Taiwan Semiconductor Manufacturing Co. Ltd.–ADR	1,552,877	33,216,039

Thailand–1.05%
Kasikornbank PCL–NVDR	3,051,900	19,191,973

Turkey–1.13%
Akbank T.A.S.	5,586,130	20,539,957

United Kingdom–18.59%
Aberdeen Asset Management PLC	2,425,764	18,844,544
British American Tobacco PLC	677,149	40,307,951
British Sky Broadcasting Group PLC	2,365,194	36,594,187
Centrica PLC	2,719,522	14,549,848
Compass Group PLC	2,424,707	42,330,152
Informa PLC	1,568,643	12,911,411
Kingfisher PLC	2,438,114	14,980,467

	Shares	Value
United Kingdom–(continued)
Next PLC	144,586	$16,022,967
Reed Elsevier PLC	3,086,330	49,606,760
Royal Dutch Shell PLC–Class B	667,051	29,026,649
Smith & Nephew PLC	1,406,610	25,013,021
WPP PLC	1,746,656	38,035,582
		338,223,539
Total Common Stocks & Other Equity Interests (Cost $1,110,489,081)		1,693,533,383

Money Market Funds–7.84%
Liquid Assets Portfolio–Institutional Class(b)	71,328,080	71,328,080
Premier Portfolio–Institutional Class(b)	71,328,080	71,328,080
Total Money Market Funds (Cost $142,656,160)		142,656,160
TOTAL INVESTMENTS–100.93% (Cost $1,253,145,241)		1,836,189,543
OTHER ASSETS LESS LIABILITIES–(0.93)%		(17,038,756)
NET ASSETS–100.00%		$1,819,150,787

Investment Abbreviations:

ADR	– American Depositary Receipt
NVDR	– Non-Voting Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Net Assets

as of June 30, 2014

Consumer Discretionary	22.2%
Financials	15.8
Information Technology	13.1
Health Care	10.5
Industrials	9.8
Consumer Staples	8.8
Energy	8.5
Materials	3.6
Utilities	0.8
Money Market Funds Plus Other Assets Less Liabilities	6.9

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. International Growth Fund

Statement of Assets and Liabilities

June 30, 2014

(Unaudited)

Statement of Operations

For the six months ended June 30, 2014

(Unaudited)

Assets:
Investments, at value (Cost $1,110,489,081)	$1,693,533,383
Investments in affiliated money market funds, at value and cost	142,656,160
Total investments, at value (Cost $1,253,145,241)	1,836,189,543
Foreign currencies, at value (Cost $3,600,702)	3,658,590
Receivable for:
Fund shares sold	1,803,906
Dividends	5,732,210
Investment for trustee deferred compensation and retirement plans	249,201
Other assets	191
Total assets	1,847,633,641

Liabilities:
Payable for:
Investments purchased	22,471,775
Fund shares reacquired	2,214,200
Accrued fees to affiliates	2,828,732
Accrued trustees’ and officers’ fees and benefits	948
Accrued other operating expenses	226,799
Accrued foreign taxes	452,272
Trustee deferred compensation and retirement plans	288,128
Total liabilities	28,482,854
Net assets applicable to shares outstanding	$1,819,150,787

Net assets consist of:
Shares of beneficial interest	$1,318,608,318
Undistributed net investment income	35,288,444
Undistributed net realized gain (loss)	(117,842,153)
Net unrealized appreciation	583,096,178
$1,819,150,787

Net Assets:
Series I	$710,513,318
Series II	$1,108,637,469

Shares outstanding, $0.001 par value per share, with an unlimited number of shares authorized:
Series I	18,928,941
Series II	29,943,941
Series I:
Net asset value per share	$37.54
Series II:
Net asset value per share	$37.02

Investment income:
Dividends (net of foreign withholding taxes of $2,377,992)	$30,328,259
Dividends from affiliated money market funds	25,769
Total investment income	30,354,028

Expenses:
Advisory fees	6,169,539
Administrative services fees	2,313,480
Custodian fees	377,567
Distribution fees — Series II	1,336,862
Transfer agent fees	55,253
Trustees’ and officers’ fees and benefits	24,510
Other	79,009
Total expenses	10,356,220
Less: Fees waived	(84,536)
Net expenses	10,271,684
Net investment income	20,082,344

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities (net of tax on the sale of foreign investments of $7,215)	66,776,881
Foreign currencies	(304,921)
66,471,960
Change in net unrealized appreciation (depreciation) of:
Investment securities (net of foreign taxes on holdings of $445,057)	21,820,452
Foreign currencies	(13,693)
21,806,759
Net realized and unrealized gain	88,278,719
Net increase in net assets resulting from operations	$108,361,063

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. International Growth Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2014 and the year ended December 31, 2013

(Unaudited)

	June 30, 2014	December 31, 2013
Operations:
Net investment income	$20,082,344	$19,018,143
Net realized gain	66,471,960	56,339,312
Change in net unrealized appreciation	21,806,759	199,236,580
Net increase in net assets resulting from operations	108,361,063	274,594,035

Distributions to shareholders from net investment income:
Series I	—	(7,786,744)
Series ll	—	(10,137,283)
Total distributions from net investment income	—	(17,924,027)

Share transactions–net:
Series l	(17,613,546)	(8,312,424)
Series ll	(20,830,395)	82,024,719
Net increase (decrease) in net assets resulting from share transactions	(38,443,941)	73,712,295
Net increase in net assets	69,917,122	330,382,303

Net assets:
Beginning of period	1,749,233,665	1,418,851,362
End of period (includes undistributed net investment income of $35,288,444 and $15,206,100, respectively)	$1,819,150,787	$1,749,233,665

Notes to Financial Statements

June 30, 2014

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco V.I. International Growth Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty-four separate portfolios, (each constituting a “Fund”). The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Invesco V.I. International Growth Fund

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

Invesco V.I. International Growth Fund

G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

J.	Forward Foreign Currency Contracts — The Fund may enter into forward foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A forward foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $250 million	0.75%
Over $250 million	0.70%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2015, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 2.25% and Series II shares to 2.50% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2015. The fee waiver agreement cannot be terminated during its term. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.

Further, the Adviser has contractually agreed, through at least June 30, 2016, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended June 30, 2014, the Adviser waived advisory fees of $84,536.

Invesco V.I. International Growth Fund

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants’ accounts. Pursuant to such agreement, for the six months ended June 30, 2014, Invesco was paid $190,289 for accounting and fund administrative services and reimbursed $2,123,191 for services provided by insurance companies.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2014, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2014, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of June 30, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the six months ended June 30, 2014, there were transfers from Level 1 to Level 2 of $74,787,619 and from Level 2 to Level 1 of $566,627,006, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Australia	$58,608,111	$—	$—	$58,608,111
Belgium	27,657,699	—	—	27,657,699
Brazil	70,225,939	—	—	70,225,939
Canada	156,834,114	—	—	156,834,114
China	70,538,151	—	—	70,538,151
Denmark	25,016,862	19,891,483	—	44,908,345
France	67,226,490	22,891,280	—	90,117,770
Germany	119,958,830	—	—	119,958,830
Hong Kong	61,758,103	—	—	61,758,103
Ireland	41,618,494	—	—	41,618,494
Israel	36,764,662	—	—	36,764,662
Japan	—	117,136,510	—	117,136,510
Mexico	32,409,706	—	—	32,409,706
Netherlands	20,656,805	—	—	20,656,805
Singapore	79,794,022	—	—	79,794,022
South Korea	55,071,883	—	—	55,071,883
Spain	—	19,153,131	—	19,153,131
Sweden	18,157,039	21,976,897	—	40,133,936
Switzerland	71,344,208	67,671,456	—	139,015,664

Invesco V.I. International Growth Fund

	Level 1	Level 2	Level 3	Total
Taiwan	$33,216,039	$—	$—	$33,216,039
Thailand	19,191,973	—	—	19,191,973
Turkey	20,539,957	—	—	20,539,957
United Kingdom	195,339,634	142,883,905	—	338,223,539
United States	142,656,160	—	—	142,656,160
Total Investments	$1,424,584,881	$411,604,662	$—	$1,836,189,543

NOTE 4—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 5—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 6—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in 8 tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of December 31, 2013, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
December 31, 2016	$8,033,622	$—	$8,033,622
December 31, 2017	123,514,234	—	123,514,234
December 31, 2018	37,802,555	—	37,802,555
	$169,350,411	$—	$169,350,411

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 7—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2014 was $222,189,904 and $261,587,410, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$566,645,478
Aggregate unrealized (depreciation) of investment securities	(7,380,590)
Net unrealized appreciation of investment securities	$559,264,888

Cost of investments for tax purposes is $1,276,924,655.

Invesco V.I. International Growth Fund

NOTE 8—Share Information

	Summary of Share Activity
	Six months ended June 30, 2014(a)		Year ended December 31, 2013
	Shares	Amount	Shares	Amount
Sold:
Series I	1,579,297	$56,192,339	3,847,472	$123,710,056
Series II	2,313,665	81,079,700	5,793,394	183,196,471

Issued as reinvestment of dividends:
Series I	—	—	231,886	7,786,744
Series II	—	—	305,524	10,137,283

Reacquired:
Series I	(2,081,415)	(73,805,885)	(4,344,114)	(139,809,224)
Series II	(2,842,320)	(101,910,095)	(3,499,681)	(111,309,035)
Net increase (decrease) in share activity	(1,030,773)	$(38,443,941)	2,334,481	$73,712,295

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 39% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 9—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(c)
Series I
Six months ended 06/30/14	$35.32	$0.43	$1.79	$2.22	$—	$37.54	6.29%	$710,513	1.02	%(d)	1.03	%(d)	2.46	%(d)	14%
Year ended 12/31/13	30.03	0.44	5.25	5.69	(0.40)	35.32	19.01	686,305	1.01		1.02		1.37		24
Year ended 12/31/12	26.37	0.35	3.73	4.08	(0.42)	30.03	15.53	591,491	1.00		1.01		1.24		24
Year ended 12/31/11	28.69	0.50	(2.38)	(1.88)	(0.44)	26.37	(6.74)	544,143	1.02		1.03		1.75		26
Year ended 12/31/10	26.01	0.38	2.92	3.30	(0.62)	28.69	12.86	586,219	1.03		1.04		1.46		38
Year ended 12/31/09	19.49	0.32	6.55	6.87	(0.35)	26.01	35.24	556,883	1.02		1.04		1.47		27
Series II
Six months ended 06/30/14	34.88	0.38	1.76	2.14	—	37.02	6.14	1,108,637	1.27	(d)	1.28	(d)	2.21	(d)	14
Year ended 12/31/13	29.68	0.36	5.18	5.54	(0.34)	34.88	18.72	1,062,929	1.26		1.27		1.12		24
Year ended 12/31/12	26.08	0.28	3.69	3.97	(0.37)	29.68	15.26	827,361	1.25		1.26		0.99		24
Year ended 12/31/11	28.35	0.42	(2.36)	(1.94)	(0.33)	26.08	(6.99)	607,269	1.27		1.28		1.50		26
Year ended 12/31/10	25.63	0.31	2.89	3.20	(0.48)	28.35	12.61	569,610	1.28		1.29		1.21		38
Year ended 12/31/09	19.23	0.27	6.44	6.71	(0.31)	25.63	34.91	1,500,514	1.27		1.29		1.22		27

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended December 31, 2011, the portfolio turnover calculation excludes the value of securities purchased of $23,376,285 and sold of $8,831,296 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Van Kampen V.I. International Growth Equity Fund into the Fund.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $681,124 and $1,078,353 for Series I and Series II shares, respectively.

Invesco V.I. International Growth Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2014 through June 30, 2014.

The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

Class	Beginning Account Value (01/01/14)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (06/30/14)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/14)	Expenses Paid During Period[2]
Series I	$1,000.00	$1,062.90	$5.22	$1,019.74	$5.11	1.02%
Series II	1,000.00	1,061.40	6.49	1,018.50	6.36	1.27

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2014 through June 30, 2014, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

Invesco V.I. International Growth Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of Invesco V.I. International Growth Fund’s (the Fund) investment advisory agreements. During contract renewal meetings held on June 16-17, 2014, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for the Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2014.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that the continuation of the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the management of a number of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned Invesco Funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether and on what terms to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Lipper Inc. (Lipper), an independent provider of investment company data. The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 17, 2014, and may not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Sub-Committees met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper VA Underlying Fund International Growth Funds Index. The Board noted that performance of Series I shares of the Fund was in the third quintile of the performance universe for the one year period and the second quintile for the three and five year periods (the first quintile

Invesco V.I. International Growth Fund

being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Series I shares of the Fund was below the performance of the Index for the one year period and above the performance of the Index for the three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Series I shares of the Fund was below the median contractual management fee rate of funds in the expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees, but that Lipper does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least June 30, 2015 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates that are managed using an investment process substantially similar to the investment process used for the Fund. The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other funds or client accounts using a similar investment process.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule and was assisted in this review by a report from the Senior Officer. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2013. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds and the Fund. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Lipper and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and that the research received may be used with other clients of Invesco Advisers and may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives periodic reports from the Chief Compliance Officer of the Invesco Funds demonstrating that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisors from the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds are fair and reasonable.

The Board also considered the Fund may use an affiliated broker to execute certain trades for the Fund to among other things, control information leakage, and were advised that such trades would be executed in compliance with rules under the Investment Company Act of 1940, as amended.

Invesco V.I. International Growth Fund

Semiannual Report to Shareholders	June 30, 2014
Invesco V.I. Managed Volatility Fund
Effective April 30, 2014, Invesco V.I. Utilities Fund was renamed Invesco V.I. Managed Volatility Fund.

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund’s Form N-Q filings are available on the SEC website, sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.

Invesco Distributors, Inc.

I-VIMGV-SAR-1

NOT FDIC INSURED   |   MAY LOSE VALUE   |   NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 12/31/13 to 6/30/14, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.

Series I Shares	17.67%
Series II Shares	17.49
Russell 1000 Value Index‚ (Broad Market Index)*	8.28
S&P 500 Index‚ (Former Broad Market Index)*	7.14
Barclays U.S. Government/Credit Index‚ (Style-Specific Index)**	3.94
S&P 500 Utilities Index‚ (Former Style-Specific Index)**	18.65
Lipper VUF Equity Income Funds Index■ (Peer Group Index)***	7.57
Lipper VUF Utility Funds Classification Average■ (Former Peer Group)***	17.20

Source(s): ‚FactSet Research Systems Inc.; ■Lipper Inc.

*	The Fund has elected to use the Russell 1000 Value Index to represent its broad market benchmark rather than the S&P 500 Index because the Russell 1000 Value Index more closely reflects the performance of the types of securities in which the Fund invests.
**	The Fund has elected to use the Barclays U.S. Government/Credit Index to represent its style-specific benchmark rather than the S&P 500 Utilities Index because the Barclays U.S. Government/Credit Index more closely reflects the performance of the types of securities in which the Fund invests.
***	The Fund has elected to use the Lipper VUF Equity Income Funds Index to represent its peer group benchmark rather than the Lipper VUF Utility Funds Classification Average because the Lipper VUF Equity Income Funds Index more closely reflects the performance of the types of securities in which the Fund invests.

The Russell 1000 Value Index is an unmanaged index considered representative of large-cap value stocks. The Russell 1000 Value Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

    The S&P 500® Index is an unmanaged index considered representative of the US stock market.

    The Barclays U.S. Government/Credit Index includes treasuries and agencies that represent the government portion of the index, and includes publicly issued US corporate and foreign debentures and secured notes that meet specified maturity, liquidity and quality requirements.

    The S&P 500® Utilities Index is an unmanaged index considered representative of the utilities market.

    The Lipper VUF Equity Income Funds Index is an unmanaged index considered representative of equity income variable insurance underlying funds tracked by Lipper.

    The Lipper VUF Utility Funds Classification Average represents an average of all variable insurance underlying funds in the Lipper Utility Funds classification.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

The performance of the Fund’s Series I and Series II share classes will differ primarily due to different class expenses.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 1.03% and 1.28%, respectively.1,2 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II

 Average Annual Total Returns

 As of 6/30/14

Series I Shares
Inception (12/30/94)	7.76%
10 Years	10.71
5 Years	13.90
1 Year	20.44

Series II Shares
Inception (4/30/04)	10.53%
10 Years	10.43
5 Years	13.60
1 Year	20.14

shares was 1.09% and 1.34%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Invesco V.I. Managed Volatility Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.

    The most recent month-end performance at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least April 30, 2015. See current prospectus for more information.
2	Total annual Fund operating expenses after any contractual fee waivers by the adviser in effect through at least June 30, 2016. See current prospectus for more information.

Invesco V.I. Managed Volatility Fund

Schedule of Investments(a)

June 30, 2014

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–64.48%
Aerospace & Defense–0.72%
General Dynamics Corp.	4,582	$534,032

Agricultural Products–0.65%
Archer-Daniels-Midland Co.	10,943	482,696

Apparel Retail–0.77%
Abercrombie & Fitch Co.–Class A	13,300	575,225

Application Software–1.70%
Adobe Systems Inc.(b)	12,869	931,201
Citrix Systems, Inc.(b)	5,326	333,141
		1,264,342

Asset Management & Custody Banks–1.39%
Northern Trust Corp.	7,497	481,382
State Street Corp.	8,280	556,913
		1,038,295

Automobile Manufacturers–0.89%
General Motors Co.	18,330	665,379

Biotechnology–0.70%
Amgen Inc.	4,434	524,853

Cable & Satellite–2.14%
Comcast Corp.–Class A	14,793	794,088
Time Warner Cable Inc.	5,429	799,692
		1,593,780

Construction Machinery & Heavy Trucks–1.05%
Caterpillar Inc.	7,177	779,925

Diversified Banks–5.05%
Bank of America Corp.	36,755	564,924
Comerica Inc.	9,777	490,414
JPMorgan Chase & Co.	36,093	2,079,679
Wells Fargo & Co.	11,894	625,149
		3,760,166

Diversified Chemicals–0.81%
Dow Chemical Co. (The)	11,727	603,471

Diversified Metals & Mining–0.61%
Freeport-McMoRan Copper & Gold Inc.	12,415	453,147

Electric Utilities–0.92%
Edison International	4,357	253,185
Pinnacle West Capital Corp.	7,451	430,966
		684,151

Electronic Components–0.86%
Corning Inc.	29,038	637,384

Health Care Equipment–0.55%
Medtronic, Inc.	6,382	406,916

	Shares	Value
Hotels, Resorts & Cruise Lines–0.90%
Carnival Corp.	17,800	$670,170

Household Products–0.61%
Procter & Gamble Co. (The)	5,820	457,394

Industrial Conglomerates–1.67%
General Electric Co.	47,426	1,246,355

Industrial Machinery–0.83%
Ingersoll-Rand PLC	9,900	618,849

Insurance Brokers–2.16%
Aon PLC	5,111	460,450
Marsh & McLennan Cos., Inc.	15,405	798,287
Willis Group Holdings PLC	8,156	353,155
		1,611,892

Integrated Oil & Gas–4.38%
Exxon Mobil Corp.	4,929	496,252
Occidental Petroleum Corp.	5,598	574,523
Royal Dutch Shell PLC–Class A (United Kingdom)	32,200	1,332,842
Total S.A. (France)	11,928	862,056
		3,265,673

Integrated Telecommunication Services–1.10%
Koninklijke (Royal) KPN N.V. (Netherlands)(b)	19,952	72,699
Orange S.A. (France)	5,969	94,070
Telecom Italia S.p.A. (Italy)(b)	55,832	70,717
Telefonica S.A. (Spain)	5,516	94,564
Verizon Communications Inc.	9,924	485,581
		817,631

Internet Software & Services–1.21%
eBay Inc.(b)	18,018	901,981

Investment Banking & Brokerage–3.07%
Charles Schwab Corp. (The)	27,780	748,115
Goldman Sachs Group, Inc. (The)	2,926	489,929
Morgan Stanley	32,511	1,051,081
		2,289,125

IT Consulting & Other Services–0.78%
Amdocs Ltd.	12,568	582,275

Managed Health Care–2.04%
Cigna Corp.	4,520	415,705
UnitedHealth Group Inc.	5,907	482,897
WellPoint, Inc.	5,805	624,676
		1,523,278

Movies & Entertainment–1.65%
Time Warner Inc.	4,098	287,885
Viacom Inc.–Class B	10,822	938,592
		1,226,477

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Managed Volatility Fund

	Shares	Value
Multi-Utilities–0.47%
PG&E Corp.	7,251	$348,193

Oil & Gas Equipment & Services–1.08%
Baker Hughes Inc.	10,783	802,794

Oil & Gas Exploration & Production–2.49%
Anadarko Petroleum Corp.	4,955	542,424
Apache Corp.	5,977	601,406
Canadian Natural Resources Ltd. (Canada)	15,466	710,682
		1,854,512

Other Diversified Financial Services–3.18%
Citigroup Inc.	40,488	1,906,985
Voya Financial, Inc.	12,651	459,737
		2,366,722

Packaged Foods & Meats–1.31%
Mondelez International Inc.–Class A	16,676	627,185
Unilever N.V.-New York Shares (Netherlands)	8,007	350,386
		977,571

Personal Products–1.13%
Avon Products, Inc.	57,841	845,057

Pharmaceuticals–5.21%
Bristol-Myers Squibb Co.	5,357	259,868
Eli Lilly and Co.	10,063	625,617
Hospira, Inc.(b)	1,836	94,315
Merck & Co., Inc.	13,644	789,306
Novartis AG (Switzerland)	7,865	712,178
Pfizer Inc.	12,352	366,607
Sanofi (France)	3,831	407,477
Teva Pharmaceutical Industries Ltd.– ADR (Israel)	11,989	628,463
		3,883,831

Property & Casualty Insurance–0.04%
Chubb Corp. (The)	283	26,084

Publishing–0.54%
Thomson Reuters Corp.	11,038	401,905

Railroads–0.70%
CSX Corp.	16,934	521,737

Regional Banks–2.37%
BB&T Corp.	11,352	447,609
Fifth Third Bancorp	20,298	433,362
PNC Financial Services Group, Inc. (The)	9,950	886,048
		1,767,019

Security & Alarm Services–1.16%
Tyco International Ltd.	19,000	866,400

Semiconductor Equipment–1.38%
Applied Materials, Inc.	45,513	1,026,318

	Shares	Value
Semiconductors–1.31%
Broadcom Corp.–Class A	11,287	$418,973
Intel Corp.	4,193	129,564
Texas Instruments Inc.	8,915	426,048
		974,585

Specialized Finance–0.51%
CME Group Inc.–Class A	5,388	382,279

Specialty Chemicals–0.32%
PPG Industries, Inc.	1,144	240,412

Systems Software–1.56%
Microsoft Corp.	13,102	546,354
Symantec Corp.	26,898	615,964
		1,162,318

Wireless Telecommunication Services–0.51%
Vodafone Group PLC–ADR (United Kingdom)	11,381	380,012
Total Common Stocks & Other Equity Interests (Cost $45,666,929)		48,042,611

	Principal Amount
Bonds and Notes–16.02%
Aerospace & Defense–0.20%
L-3 Communications Corp., Sr. Unsec. Gtd. Global Notes, 3.95%, 05/28/24	$150,000	151,490

Air Freight & Logistics–0.25%
UTi Worldwide Inc., Sr. Unsec. Conv. Notes, 4.50%, 03/01/19(c)	174,000	185,963

Application Software–0.38%
Citrix Systems Inc., Sr. Unsec. Conv. Notes, 0.50%, 04/15/19(c)	268,000	284,080

Asset Management & Custody Banks–0.48%
Apollo Management Holdings L.P., Sr. Unsec. Gtd. Notes, 4.00%, 05/30/24(c)	40,000	40,233
Blackstone Holdings Finance Co. LLC, Sr. Unsec. Gtd. Notes, 5.00%, 06/15/44(c)	150,000	155,536
KKR Group Finance Co III LLC, Sr. Unsec. Gtd. Bonds, 5.13%, 06/01/44(c)	160,000	162,680
		358,449

Biotechnology–0.44%
Celgene Corp., Sr. Unsec. Global Notes, 4.63%, 05/15/44	100,000	100,627
Cubist Pharmaceuticals Inc.,
Sr. Unsec. Conv. Bonds, 1.88%, 09/01/20(c)	124,000	141,670
Sr. Unsec. Conv. Notes, 1.13%, 09/01/18(c)	75,000	84,563
		326,860

Broadcasting–0.68%
Grupo Televisa S.A.B. (Mexico), Sr. Unsec. Global Notes, 5.00%, 05/13/45	200,000	198,902

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Managed Volatility Fund

	Principal Amount	Value
Broadcasting–(continued)
Liberty Media Corp., Sr. Unsec. Conv. Notes, 1.38%, 10/15/23(c)	$299,000	$303,859
		502,761

Cable & Satellite–0.72%
COX Communications Inc., Sr. Unsec. Notes, 8.38%, 03/01/39(c)	150,000	211,307
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Sr. Unsec. Gtd. Global Notes, 5.15%, 03/15/42	150,000	158,084
Time Warner Cable, Inc., Sr. Unsec. Gtd. Notes, 5.00%, 02/01/20	150,000	168,467
		537,858

Casinos & Gaming–0.35%
MGM Resorts International, Sr. Unsec. Gtd. Conv. Notes, 4.25%, 04/15/15	178,000	261,771

Catalog Retail–0.16%
Liberty Interactive LLC, Sr. Unsec. Conv. Global Bonds, 0.75%, 03/30/23(d)	88,000	118,360

Communications Equipment–0.49%
Ciena Corp., Sr. Unsec. Conv. Notes, 4.00%, 12/15/20(c)	160,000	222,500
JDS Uniphase Corp., Sr. Unsec. Conv. Bond., 0.63%, 08/15/18(c)(d)	138,000	138,690
		361,190

Construction Machinery & Heavy Trucks–0.08%
Greenbrier Cos., Inc. (The), Sr. Unsec. Conv. Notes, 3.50%, 04/01/18	34,000	57,163

Construction Materials–0.63%
Cemex S.A.B. de C.V. (Mexico), Unsec. Sub. Conv. Notes, 4.88%, 03/15/15	372,000	466,627

Diversified Banks–0.81%
Banco Inbursa S.A. Institucion de Banca Multiple (Mexico), Sr. Unsec. Notes, 4.13%, 06/06/24(c)	150,000	147,915
JPMorgan Chase & Co., Series V, Jr. Unsec. Sub. Global Notes, 5.00%(e)	150,000	149,813
Mizuho Financial Group Cayman 3 Ltd. (Japan), Unsec. Gtd. Sub. Notes, 4.60%, 03/27/24(c)	200,000	210,918
Wells Fargo & Co., Unsec. Sub. Medium-Term Notes, 4.10%, 06/03/26	95,000	96,177
		604,823

Fertilizers & Agricultural Chemicals–0.03%
Monsanto Co., Sr. Unsec. Global Notes,
2.13%, 07/15/19	15,000	15,051
3.38%, 07/15/24	10,000	10,082
		25,133

Health Care Distributors–0.07%
AmerisourceBergen Corp., Sr. Unsec. Bonds, 3.40%, 05/15/24	50,000	49,799

	Principal Amount	Value
Health Care Equipment–0.89%
CareFusion Corp., Sr. Unsec. Global Notes,
3.88%, 05/15/24	$165,000	$166,845
4.88%, 05/15/44	170,000	171,845
NuVasive Inc., Sr. Unsec. Conv. Notes, 2.75%, 07/01/17	94,000	107,982
Volcano Corp., Sr. Unsec. Conv. Notes, 1.75%, 12/01/17	224,000	217,420
		664,092

Health Care Facilities–0.67%
Brookdale Senior Living Inc., Sr. Unsec. Conv. Notes, 2.75%, 06/15/18	174,000	237,619
HealthSouth Corp., Sr. Unsec. Sub. Conv. Notes, 2.00%, 12/01/20(d)	235,000	258,647
		496,266

Health Care Services–0.88%
Express Scripts Holding Co., Sr. Unsec. Gtd. Global Notes, 2.25%, 06/15/19	50,000	49,899
Omnicare, Inc., Sr. Unsec. Gtd. Sub. Conv. Notes,
3.50%, 02/15/44	128,000	145,600
3.75%, 04/01/42	204,000	338,512
Series OCR, Sr. Unsec. Gtd. Conv. Deb., 3.25%, 12/15/15(d)	114,000	121,838
		655,849

Integrated Telecommunication Services–0.26%
Telefonica Emisiones SAU (Spain), Sr. Unsec. Gtd. Global Notes, 7.05%, 06/20/36	150,000	190,025

Investment Banking & Brokerage–0.06%
Jefferies Group LLC, Sr. Unsec. Conv. Deb., 3.88%, 11/01/17(d)	39,000	41,852

Managed Health Care–0.58%
Wellpoint Inc., Sr. Unsec. Conv. Bond, 2.75%, 10/15/42	281,000	431,862

Movies & Entertainment–0.04%
Live Nation Entertainment, Inc., Sr. Unsec. Conv. Notes, 2.50%, 05/15/19(c)	26,000	27,138

Multi-Line Insurance–0.26%
American Financial Group, Inc., Sr. Unsec. Notes, 9.88%, 06/15/19	150,000	195,630

Multi-Utilities–0.27%
Enable Midstream Partners L.P., Sr. Unsec. Gtd. Notes, 2.40%, 05/15/19(c)	200,000	200,426

Office REIT’s–0.20%
Highwoods Realty L.P., Sr. Unsec. Notes, 3.20%, 06/15/21	150,000	148,535

Oil & Gas Equipment & Services–0.15%
Helix Energy Solutions Group, Inc., Sr. Unsec. Conv. Notes, 3.25%, 03/15/18(d)	84,000	113,610

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Managed Volatility Fund

	Principal Amount	Value
Oil & Gas Exploration & Production–0.65%
Cobalt International Energy Inc., Sr. Unsec. Conv. Notes, 2.63%, 12/01/19	$287,000	$265,116
Stone Energy Corp., Sr. Unsec. Gtd. Conv. Notes, 1.75%, 03/01/17	174,000	221,089
		486,205

Other Diversified Financial Services–0.07%
ERAC USA Finance LLC, Sr. Unsec. Gtd. Notes, 2.35%, 10/15/19(c)	50,000	49,927

Packaged Foods & Meats–0.27%
Grupo Bimbo S.A.B. de C.V. (Mexico), Sr. Unsec. Notes, 3.88%, 06/27/24(c)	200,000	199,707

Pharmaceuticals–0.67%
Actavis Funding SCS, Sr. Unsec. Gtd. Notes, 4.85%, 06/15/44(c)	150,000	151,068
Salix Pharmaceuticals Ltd., Sr. Unsec. Conv. Notes, 1.50%, 03/15/19	178,000	350,326
		501,394

Renewable Electricity–0.20%
Oglethorpe Power Corp., Sr. Sec. First Mortgage Bonds, 4.55%, 06/01/44	150,000	152,069

Retail REIT’s–0.20%
Realty Income Corp., Sr. Unsec. Notes, 2.00%, 01/31/18	150,000	150,749

Semiconductor Equipment–0.66%
Lam Research Corp., Series B, Sr. Unsec. Conv. Notes, 1.25%, 05/15/18	198,000	271,507
Novellus Systems Inc., Sr. Unsec. Gtd. Conv. Notes, 2.63%, 05/15/41	110,000	223,163
		494,670

Semiconductors–0.82%
Micron Technology Inc., Series G, Sr. Unsec. Conv. Global Bonds, 3.00%, 11/15/28(d)	219,000	283,194
NVIDIA Corp., Sr. Unsec. Conv. Notes, 1.00%, 12/01/18(c)	297,000	329,299
		612,493

Specialized Finance–0.22%
Moody’s Corp., Sr. Unsec. Global Notes, 4.88%, 02/15/24	150,000	160,904

Specialized REIT’s–0.22%
Crown Castle Towers LLC, Sr. Sec. Gtd. Notes, 4.88%, 08/15/20(c)	150,000	167,460

Steel–0.28%
United States Steel Corp., Sr. Unsec. Conv. Notes, 2.75%, 04/01/19	170,000	211,969

Systems Software–0.31%
NetSuite Inc., Sr. Unsec. Conv. Notes, 0.25%, 06/01/18	162,000	166,961

	Principal Amount	Value
Systems Software–(continued)
Oracle Corp., Sr. Unsec. Gtd. Global Notes, 4.30%, 07/08/34	$65,000	$64,974
		231,935

Technology Hardware, Storage & Peripherals–0.86%
SanDisk Corp., Sr. Unsec. Conv. Notes, 0.50%, 10/15/20(c)	348,000	439,567
Seagate HDD Cayman, Sr. Unsec. Gtd. Bonds, 4.75%, 01/01/25(c)	200,000	198,750
		638,317

Thrifts & Mortgage Finance–0.56%
MGIC Investment Corp., Sr. Unsec. Conv. Notes,
2.00%, 04/01/20	46,000	68,712
5.00%, 05/01/17	170,000	198,900
Radian Group Inc., Sr. Unsec. Conv. Notes,
2.25%, 03/01/19	30,000	45,113
3.00%, 11/15/17	72,000	104,490
		417,215
Total Bonds and Notes (Cost $11,607,750)		11,932,626

U.S. Treasury Securities–9.44%
U.S. Treasury Notes–8.46%
0.50%, 06/30/16	3,000,000	3,002,567
1.63%, 06/30/19	3,191,000	3,190,883
2.50%, 05/15/24	115,000	114,792
		6,308,242

U.S. Treasury Bonds–0.98%
4.50%, 02/15/36	600,000	727,632
Total U.S. Treasury Securities (Cost $7,019,026)		7,035,874

	Shares
Preferred Stocks–0.16%
Asset Management & Custody Banks–0.16%
AMG Capital Trust II, $2.58 Jr. Gtd. Sub. Conv. Pfd. (Cost $118,793)	1,900	119,819

Money Market Funds–9.94%
Liquid Assets Portfolio–Institutional Class(f)	3,702,803	3,702,803
Premier Portfolio–Institutional Class(f)	3,702,804	3,702,804
Total Money Market Funds (Cost $7,405,607)		7,405,607
TOTAL INVESTMENTS–100.04% (Cost $71,818,105)		74,536,537
OTHER ASSETS LESS LIABILITIES–(0.04)%		(26,565)
NET ASSETS–100.00%		$74,509,972

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Managed Volatility Fund

Investment Abbreviations:

ADR	– American Depositary Receipt
Conv.	– Convertible
Deb.	– Debentures
Gtd.	– Guaranteed
Jr.	– Junior
Pfd.	– Preferred
REIT	– Real Estate Investment Trust
Sec.	– Secured
Sr.	– Senior
Sub.	– Subordinated
Unsec.	– Unsecured

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at June 30, 2014 was $4,053,256, which represented 5.44% of the Fund’s Net Assets.
(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(e)	Perpetual bond with no specified maturity date.
(f)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Net Assets

as of June 30, 2014

Financials	20.8%
Health Care	12.7
Information Technology	12.3
U.S. Treasury Securities	9.4
Consumer Discretionary	8.8
Energy	8.7
Industrials	6.7
Consumer Staples	4.0
Materials	2.7
Telecommunication Services	2.1
Utilities	1.9
Money Market Funds Plus Other Assets Less Liabilities	9.9

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Managed Volatility Fund

Statement of Assets and Liabilities

June 30, 2014

(Unaudited)

Statement of Operations

For the six months ended June 30, 2014

(Unaudited)

Assets:
Investments, at value (Cost $64,412,498)	$67,130,930
Investments in affiliated money market funds, at value and cost	7,405,607
Total investments, at value (Cost $71,818,105)	74,536,537
Foreign currencies, at value (Cost $13,171)	13,227
Receivable for:
Investments sold	6,787,783
Fund shares sold	8,541
Dividends and interest	155,288
Investment for trustee deferred compensation and retirement plans	74,658
Total assets	81,576,034

Liabilities:
Payable for:
Investments purchased	6,507,099
Fund shares reacquired	195,705
Amount due custodian	148,730
Forward foreign currency contracts outstanding	32,088
Accrued fees to affiliates	78,224
Accrued trustees’ and officers’ fees and benefits	631
Accrued other operating expenses	24,722
Trustee deferred compensation and retirement plans	78,863
Total liabilities	7,066,062
Net assets applicable to shares outstanding	$74,509,972

Net assets consist of:
Shares of beneficial interest	$44,384,749
Undistributed net investment income	2,315,978
Undistributed net realized gain	25,123,537
Net unrealized appreciation	2,685,708
$74,509,972

Net Assets:
Series I	$72,754,336
Series II	$1,755,636

Shares outstanding, $0.001 par value per share, with an unlimited number of shares authorized:
Series I	3,630,553
Series II	88,304
Series I:
Net asset value per share	$20.04
Series II:
Net asset value per share	$19.88

Investment income:
Dividends (net of foreign withholding taxes of $7,535)	$850,175
Dividends from affiliated money market funds	912
Interest	54,592
Total investment income	905,679

Expenses:
Advisory fees	202,935
Administrative services fees	103,045
Custodian fees	2,573
Distribution fees — Series II	2,120
Transfer agent fees	10,667
Trustees’ and officers’ fees and benefits	12,976
Professional services fees	19,795
Other	8,520
Total expenses	362,631
Less: Fees waived	(8,520)
Net expenses	354,111
Net investment income	551,568

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	22,314,320
Foreign currencies	3,911
Forward foreign currency contracts	(19,299)
22,298,932
Change in net unrealized appreciation (depreciation) of:
Investment securities	(11,696,994)
Foreign currencies	(528)
Forward foreign currency contracts	(32,088)
(11,729,610)
Net realized and unrealized gain	10,569,322
Net increase in net assets resulting from operations	$11,120,890

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Managed Volatility Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2014 and the year ended December 31, 2013

(Unaudited)

	June 30, 2014	December 31, 2013
Operations:
Net investment income	$551,568	$1,836,834
Net realized gain	22,298,932	3,092,855
Change in net unrealized appreciation (depreciation)	(11,729,610)	2,119,618
Net increase in net assets resulting from operations	11,120,890	7,049,307

Distributions to shareholders from net investment income:
Series I	—	(2,140,730)
Series ll	—	(43,877)
Total distributions from net investment income	—	(2,184,607)

Distributions to shareholders from net realized gains:
Series l	—	(1,490,858)
Series ll	—	(33,701)
Total distributions from net realized gains	—	(1,524,559)

Share transactions–net:
Series l	104,696	(5,600,398)
Series ll	(185,537)	(64,627)
Net increase (decrease) in net assets resulting from share transactions	(80,841)	(5,665,025)
Net increase (decrease) in net assets	11,040,049	(2,324,884)

Net assets:
Beginning of period	63,469,923	65,794,807
End of period (includes undistributed net investment income of $2,315,978 and $1,764,410, respectively)	$74,509,972	$63,469,923

Notes to Financial Statements

June 30, 2014

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco V.I. Managed Volatility Fund (the “Fund”), formerly Invesco V.I. Utilities Fund, is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty-four separate portfolios, (each constituting a “Fund”). The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

The Fund’s investment objective is both capital appreciation and current income while managing portfolio volatility.

The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Invesco V.I. Managed Volatility Fund

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Invesco V.I. Managed Volatility Fund

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

J.	Forward Foreign Currency Contracts — The Fund may enter into forward foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A forward foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
K.	Other Risks — The Fund’s investments are concentrated in a comparatively narrow segment of the economy, which may make the Fund more volatile.

The Fund may invest a large percentage of its assets in a limited number of securities or other instruments, which could negatively affect the value of the Fund.

The following factors may affect the Fund’s investments in the utilities sector: governmental regulation, economic factors, ability of the issuer to obtain financing, prices of natural resources and risks associated with nuclear power.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of 0.60% of the Fund’s average daily net assets.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

Effective April 30, 2014, the Adviser has contractually agreed, through at least April 30, 2015, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 1.03% and Series II shares to 1.28% of average daily net assets. Prior to April 30, 2014, the Adviser had contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 2.00% and Series II shares to 2.25%

Invesco V.I. Managed Volatility Fund

of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2015. The fee waiver agreement cannot be terminated during its term. To the extent that the annualized expense ratio does not exceed the expense limitation, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

Further, the Adviser has contractually agreed, through at least June 30, 2016, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended June 30, 2014, the Adviser waived advisory fees of $8,520.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants’ accounts. Pursuant to such agreement, for the six months ended June 30, 2014, Invesco was paid $24,794 for accounting and fund administrative services and reimbursed $78,251 for services provided by insurance companies.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2014, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2014, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.

For the six months ended June 30, 2014, the Fund incurred $726 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of June 30, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$54,946,671	$621,366	$—	$55,568,037
U.S. Treasury Securities	—	7,035,874	—	7,035,874
Corporate Debt Securities	—	11,932,626	—	11,932,626
	$54,946,671	$19,589,866	$—	$74,536,537
Forward Foreign Currency Contracts*	—	(32,088)	—	(32,088)
Total Investments	$54,946,671	$19,557,778	$—	$74,504,449

*	Unrealized appreciation (depreciation).

Invesco V.I. Managed Volatility Fund

NOTE 4—Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of June 30, 2014:

	Value
Risk Exposure/Derivative Type	Assets	Liabilities
Currency risk
Forward foreign currency contracts(a)	$—	$(32,088)

(a)	Values are disclosed on the Statement of Assets and Liabilities under the caption Forward foreign currency contracts outstanding.

Effect of Derivative Investments for the six months ended June 30, 2014

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Statement of Operations
Forward Foreign Currency Contracts
Realized Gain (Loss)
Currency risk	$(19,299)
Change in Unrealized Appreciation (Depreciation)
Currency risk	$(32,088)
Total	$(51,387)

The table below summarizes the average notional value of forward foreign currency contracts outstanding during the period.

Forward Foreign Currency Contracts
Average notional value	$1,478,825

Open Forward Foreign Currency Contracts at Period-End
Settlement Date	Counterparty	Contract to				Notional Value	Unrealized Appreciation (Depreciation)
		Deliver		Receive
07/25/14	Bank of New York Mellon (The)	CAD	443,751	USD	412,887	$415,586	$(2,699)
07/25/14	State Street Bank and Trust Co.	CAD	444,257	USD	413,323	416,060	(2,737)
07/25/14	State Street Bank and Trust Co.	CHF	237,567	USD	265,462	267,965	(2,503)
07/25/14	Bank of New York Mellon (The)	CHF	238,567	USD	266,827	269,307	(2,480)
07/25/14	Bank of New York Mellon (The)	EUR	538,000	USD	731,416	736,736	(5,320)
07/25/14	State Street Bank and Trust Co.	EUR	542,153	USD	737,068	742,424	(5,356)
07/25/14	Bank of New York Mellon (The)	GBP	374,998	USD	636,525	641,659	(5,134)
07/25/14	State Street Bank and Trust Co.	GBP	374,741	USD	636,059	641,219	(5,160)
07/25/14	State Street Bank and Trust Co.	ILS	1,388,824	USD	403,963	404,578	(615)
07/25/14	Bank of New York Mellon (The)	ILS	236,855	USD	68,914	68,998	(84)
Total open forward foreign currency contracts — Currency Risk							$(32,088)

Currency Abbreviations:

CAD	– Canadian Dollar
CHF	– Swiss Franc

EUR	– Euro
GBP	– British Pound Sterling

ILS	– Israeli Shekel
USD	– U.S. Dollar

Offsetting Assets and Liabilities

Accounting Standards Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities, which was subsequently clarified in Financial Accounting Standards Board ASU 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” is intended to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting arrangements on the Statement of Assets and Liabilities and to enable investors to better understand the effect of those arrangements on its financial position. In order for an arrangement to be eligible for netting, the Fund must have a basis to conclude that such netting arrangements are legally enforceable. The Fund enters into netting agreements and collateral agreements in an attempt to reduce the Fund’s Counterparty credit risk by providing for a single net settlement with a Counterparty of all financial transactions covered by the agreement in an event of default as defined under such agreement.

Invesco V.I. Managed Volatility Fund

There were no derivative instruments subject to a netting agreement for which the Fund is not currently netting. The following tables present derivative instruments that are either subject to an enforceable netting agreement or offset by collateral arrangements as of June 30, 2014.

Liabilities:
	Gross amounts presented in Statement of Assets & Liabilities	Gross amounts offset in Statement of Assets & Liabilities	Net amounts of liabilities presented in the Statement of Assets and Liabilities	Collateral Pledged		Net Amount
Counterparty				Financial Instruments	Cash
Bank of New York Mellon (The)	$15,717	$—	$15,717	$—	$—	$15,717
State Street Bank and Trust Co.	16,371	—	16,371	—	—	16,371
Total	$32,088	$—	$32,088	$—	$—	$32,088

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in 8 tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of December 31, 2013.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2014 was $60,025,389 and $71,879,320, respectively. During the same period, purchases and sales of U.S. Treasury obligations were $24,575,796 and $17,532,995, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$2,601,160
Aggregate unrealized (depreciation) of investment securities	(336,314)
Net unrealized appreciation of investment securities	$2,264,846

Cost of investments for tax purposes is $72,271,691.

Invesco V.I. Managed Volatility Fund

NOTE 9—Share Information

	Summary of Share Activity
	Six months ended June 30, 2014(a)		Year ended December 31, 2013
	Shares	Amount	Shares	Amount
Sold:
Series I	365,179	$6,836,715	891,055	$15,490,334
Series II	4,711	84,761	5,955	102,148

Issued as reinvestment of dividends:
Series I	—	—	219,299	3,631,588
Series II	—	—	4,713	77,578

Reacquired:
Series I	(364,726)	(6,732,019)	(1,440,447)	(24,722,320)
Series II	(14,781)	(270,298)	(13,991)	(244,353)
Net increase (decrease) in share activity	(9,617)	$(80,841)	(333,416)	$(5,665,025)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 54% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(c)
Series I
Six months ended 06/30/14	$17.03	$0.15	$2.86	$3.01	$—	$—	$—	$20.04	17.67%	$72,754	1.04	%(d)	1.07	%(d)	1.64	%(d)	132%
Year ended 12/31/13	16.20	0.47	1.25	1.72	(0.52)	(0.37)	(0.89)	17.03	10.76	61,806	1.07		1.08		2.73		15
Year ended 12/31/12	16.74	0.52	0.10	0.62	(0.54)	(0.62)	(1.16)	16.20	3.61	64,158	0.99		1.03		3.10		3
Year ended 12/31/11	14.87	0.51	1.90	2.41	(0.54)	—	(0.54)	16.74	16.45	70,956	0.92		1.04		3.23		14
Year ended 12/31/10	14.51	0.47	0.43	0.90	(0.54)	—	(0.54)	14.87	6.30	63,945	0.92		1.04		3.25		13
Year ended 12/31/09	13.38	0.45	1.53	1.98	(0.68)	(0.17)	(0.85)	14.51	14.93	70,671	0.93		1.04		3.35		14
Series II
Six months ended 06/30/14	16.91	0.13	2.84	2.97	—	—	—	19.88	17.56	1,756	1.29	(d)	1.32	(d)	1.39	(d)	132
Year ended 12/31/13	16.09	0.43	1.23	1.66	(0.47)	(0.37)	(0.84)	16.91	10.45	1,664	1.32		1.33		2.48		15
Year ended 12/31/12	16.63	0.47	0.10	0.57	(0.49)	(0.62)	(1.11)	16.09	3.34	1,637	1.24		1.28		2.85		3
Year ended 12/31/11	14.78	0.47	1.88	2.35	(0.50)	—	(0.50)	16.63	16.15	1,878	1.17		1.29		2.98		14
Year ended 12/31/10	14.43	0.43	0.42	0.85	(0.50)	—	(0.50)	14.78	6.01	1,706	1.17		1.29		3.00		13
Year ended 12/31/09	13.30	0.41	1.52	1.93	(0.63)	(0.17)	(0.80)	14.43	14.61	1,702	1.18		1.29		3.10		14

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $66,495 and $1,710 for Series I and Series II shares, respectively.

Invesco V.I. Managed Volatility Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2014 through June 30, 2014.

The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

Class	Beginning Account Value (01/01/14)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio[2]
		Ending Account Value (06/30/14)[1]	Expenses Paid During Period[2,3]	Ending Account Value (06/30/14)	Expenses Paid During Period[2,4]
Series I	$1,000.00	$1,176.70	$5.61	$1,019.64	$5.21	1.04%
Series II	1,000.00	1,174.90	6.96	1,018.40	6.46	1.29

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2014 through June 30, 2014, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year. Effective April 30, 2014, the Fund’s adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expense of Series I and Series II shares to 1.03% and 1.28% of average daily net assets, respectively. The annualized expense ratios restated as if these agreements had been in effect throughout the entire most recent fiscal half year are 1.03% and 1.28% for Series I and Series II shares, respectively.
[3]	The actual expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent fiscal half year are $5.56 and $6.90 for Series I and Series II shares, respectively.
[4]	The hypothetical expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent fiscal half year are $5.16 and $6.41 for Series I and Series II shares, respectively.

Invesco V.I. Managed Volatility Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of Invesco V.I. Managed Volatility Fund’s (the Fund) investment advisory agreements. During contract renewal meetings held on June 16-17, 2014, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for the Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2014.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the management of a number of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned Invesco Funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether and on what terms to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Lipper Inc. (Lipper), an independent provider of investment company data. The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 17, 2014, and may not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Sub-Committees met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund. The Board noted that the Fund had changed its investment strategy from a utilities fund to a managed volatility fund effective on April 30, 2014 and that the Lipper performance and comparative contractual management fee information was for the historical utilities mandate.

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper VA

Invesco V.I. Managed Volatility Fund

Underlying Funds Utility Funds Index. The Board noted that performance of Series I shares of the Fund was in the fifth quintile of the Lipper performance universe for the one year period and the fourth quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Series I shares of the Fund was below the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Series I shares of the Fund was below the median contractual management fee rate of funds in the expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees, but that Lipper does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least April 30, 2015 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board noted that as of December 31, 2013, Invesco Advisers and the Affiliated Sub-Advisers did not manage other mutual funds or client accounts using an investment process substantially similar to the investment process used for the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisors to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board noted that the Fund does not benefit from economies of scale through contractual breakpoints, but does share directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2013. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Lipper and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and that the research received may be used with other clients of Invesco Advisers and may reduce Invesco Advisers’ and the Affiliated

Sub-Advisers’ expenses. The Board also considered that it receives periodic reports from the Chief Compliance Officer of the Invesco Funds demonstrating that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisors from the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds are fair and reasonable.

The Board also considered the Fund may use an affiliated broker to execute certain trades for the Fund to among other things, control information leakage, and were advised that such trades would be executed in compliance with rules under the Investment Company Act of 1940, as amended.

Invesco V.I. Managed Volatility Fund

Proxy Results

A Special Meeting (“Meeting”) of Shareholders of Invesco V.I. Managed Volatility Fund (formerly known as Invesco V.I. Utilities Fund) was held on March 26, 2014. The Meeting was held for the following purpose:

(1)	Elimination of the Fund’s fundamental investment restriction that requires the Fund to concentrate its investments in the securities of issuers engaged primarily in utilities-related industries.

The results of the voting on the above matter were as follows:

	Matter	Votes For	Votes Against	Votes Abstain	Broker Non-Votes
(1)	Elimination of the Fund’s fundamental investment restriction that requires the Fund to concentrate its investments in the securities of issuers engaged primarily in utilities-related industries	2,044,023	244,325	113,978	0

Invesco V.I. Managed Volatility Fund

Semiannual Report to Shareholders	June 30, 2014
Invesco V.I. Mid Cap Core Equity Fund

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund’s Form N-Q filings are available on the SEC website, sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/ proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.

Invesco Distributors, Inc.

VIMCCE-SAR-1

NOT FDIC INSURED   |   MAY LOSE VALUE  |   NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 12/31/13 to 6/30/14, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.

Series I Shares	7.60%
Series II Shares	7.49
S&P 500 Index‚ (Broad Market Index)	7.14
Russell Midcap Index‚ (Style-Specific Index)	8.67
Lipper VUF Mid-Cap Core Funds Index■ (Peer Group Index)	7.57
Source(s): ‚FactSet Research Systems Inc.; ■Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

    The Russell Midcap® Index is an unmanaged index considered representative of mid-cap stocks. The Russell Midcap Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

    The Lipper VUF Mid-Cap Core Funds Index is an unmanaged index considered representative of mid-cap core variable insurance underlying funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

 Average Annual Total Returns

 As of 6/30/14

Series I Shares
Inception (9/10/01)	8.29%
10 Years	7.76
5 Years	14.84
1 Year	22.76

Series II Shares
Inception (9/10/01)	8.03%
10 Years	7.49
5 Years	14.56
1 Year	22.42

The performance of the Fund’s Series I and Series II share classes will differ primarily due to different class expenses.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 1.04% and 1.29%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 1.07% and 1.32%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Invesco V.I. Mid Cap Core Equity Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.

    The most recent month-end performance at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2016. See current prospectus for more information.

Invesco V.I. Mid Cap Core Equity Fund

Schedule of Investments(a)

June 30, 2014

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–86.20%
Air Freight & Logistics–0.86%
C.H. Robinson Worldwide, Inc.	56,515	$3,605,092

Apparel Retail–1.11%
Abercrombie & Fitch Co.–Class A	106,727	4,615,943

Apparel, Accessories & Luxury Goods–0.93%
Prada S.p.A. (Italy)	549,700	3,890,257

Asset Management & Custody Banks–1.73%
Northern Trust Corp.	112,326	7,212,452

Auto Parts & Equipment–1.77%
Dana Holding Corp.	301,728	7,368,198

Brewers–1.39%
Molson Coors Brewing Co.–Class B	78,291	5,806,061

Communications Equipment–2.55%
F5 Networks, Inc.(b)	61,671	6,872,616
Riverbed Technology, Inc.(b)	183,404	3,783,625
		10,656,241

Computer & Electronics Retail–0.95%
GameStop Corp.–Class A	97,761	3,956,388

Construction & Engineering–1.33%
Chicago Bridge & Iron Co. N.V.	81,227	5,539,681

Construction Machinery & Heavy Trucks–1.85%
Joy Global Inc.	55,807	3,436,595
Terex Corp.	104,082	4,277,770
		7,714,365

Construction Materials–1.44%
CRH PLC (Ireland)	233,484	6,012,286

Consumer Electronics–0.88%
Harman International Industries, Inc.	34,054	3,658,421

Data Processing & Outsourced Services–0.69%
Jack Henry & Associates, Inc.	48,706	2,894,598

Department Stores–0.77%
Macy’s, Inc.	55,314	3,209,318

Education Services–0.43%
Houghton Mifflin Harcourt Co.(b)	93,419	1,789,908

Electrical Components & Equipment–1.04%
Regal-Beloit Corp.	55,475	4,358,116

Electronic Components–1.56%
Amphenol Corp.–Class A	67,418	6,495,050

Environmental & Facilities Services–2.22%
Clean Harbors, Inc.(b)	63,329	4,068,888
Republic Services, Inc.	137,243	5,211,117
		9,280,005

Fertilizers & Agricultural Chemicals–1.10%
Mosaic Co. (The)	93,202	4,608,839

	Shares	Value
Footwear–0.91%
Wolverine World Wide, Inc.	145,127	$3,782,010

Health Care Distributors–1.15%
Cardinal Health, Inc.	59,966	4,111,269
Patterson Cos. Inc.	17,756	701,539
		4,812,808

Health Care Equipment–1.09%
ResMed Inc.	90,098	4,561,662

Health Care Facilities–2.55%
Community Health Systems Inc.(b)	124,336	5,641,124
Tenet Healthcare Corp.(b)	106,277	4,988,643
		10,629,767

Homebuilding–0.87%
D.R. Horton, Inc.	147,080	3,615,226

Hotels, Resorts & Cruise Lines–0.89%
Norwegian Cruise Line Holdings Ltd.(b)	117,253	3,716,920

Industrial Machinery–4.27%
ITT Corp.	40,646	1,955,072
Kennametal Inc.	91,413	4,230,594
Stanley Black & Decker Inc.	67,829	5,956,743
Timken Co. (The)	83,812	5,685,806
		17,828,215

Insurance Brokers–1.80%
Marsh & McLennan Cos., Inc.	145,297	7,529,291

Internet Software & Services–0.54%
Equinix, Inc.(b)	10,636	2,234,517

Life & Health Insurance–2.00%
Torchmark Corp.	102,154	8,368,456

Life Sciences Tools & Services–2.08%
Agilent Technologies, Inc.	93,493	5,370,238
Waters Corp.(b)	31,749	3,315,865
		8,686,103

Marine–1.55%
Kirby Corp.(b)	55,181	6,463,902

Multi-Utilities–0.87%
CMS Energy Corp.	116,127	3,617,356

Oil & Gas Drilling–2.26%
Nabors Industries Ltd.	207,238	6,086,580
Rowan Cos. PLC–Class A	104,238	3,328,319
		9,414,899

Oil & Gas Equipment & Services–5.11%
Cameron International Corp.(b)	96,634	6,543,088
Dresser-Rand Group, Inc.(b)	53,974	3,439,763
TETRA Technologies, Inc.(b)	346,151	4,077,659
Weatherford International PLC(b)	315,108	7,247,484
		21,307,994

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Mid Cap Core Equity Fund

	Shares	Value
Oil & Gas Exploration & Production–3.55%
Concho Resources Inc.(b)	47,683	$6,890,193
Rosetta Resources, Inc.(b)	80,562	4,418,826
Vermilion Energy, Inc. (Canada)	50,239	3,496,013
		14,805,032

Packaged Foods & Meats–2.26%
Hain Celestial Group, Inc. (The)(b)	44,051	3,909,086
JM Smucker Co. (The)	51,757	5,515,743
		9,424,829

Paper Packaging–1.47%
Packaging Corp. of America	86,087	6,154,360

Pharmaceuticals–3.64%
Endo International PLC(b)	78,440	5,492,369
Perrigo Co. PLC	29,628	4,318,577
Shire PLC–ADR (Ireland)	22,828	5,375,766
		15,186,712

Property & Casualty Insurance–3.24%
Arch Capital Group Ltd.(b)	89,692	5,151,909
Progressive Corp. (The)	330,726	8,387,211
		13,539,120

Regional Banks–1.10%
First Republic Bank	83,493	4,591,280

Restaurants–1.03%
Brinker International, Inc.	88,623	4,311,509

Semiconductor Equipment–3.61%
KLA-Tencor Corp.	42,722	3,103,326
Lam Research Corp.	68,487	4,628,351
Teradyne, Inc.	373,303	7,316,739
		15,048,416

Semiconductors–4.47%
Hittite Microwave Corp.	21,497	1,675,691

	Shares	Value
Semiconductors–(continued)
Linear Technology Corp.	200,510	$9,438,006
Xilinx, Inc.	159,559	7,548,736
		18,662,433

Specialized Finance–1.79%
Moody’s Corp.	85,062	7,456,535

Specialty Chemicals–3.51%
Albemarle Corp.	58,683	4,195,835
International Flavors & Fragrances Inc.	51,197	5,338,823
Sigma-Aldrich Corp.	50,505	5,125,247
		14,659,905

Specialty Stores–1.07%
Dick’s Sporting Goods, Inc.	95,598	4,451,043

Steel–0.81%
Allegheny Technologies, Inc.	75,368	3,399,097

Technology Hardware, Storage & Peripherals–1.41%
NetApp, Inc.	160,800	5,872,416

Trading Companies & Distributors–0.70%
WESCO International, Inc.(b)	33,769	2,916,966
Total Common Stocks & Other Equity Interests (Cost $245,266,193)		359,719,998

Money Market Funds–9.68%
Liquid Assets Portfolio– Institutional Class(c)	20,202,036	20,202,036
Premier Portfolio– Institutional Class(c)	20,202,036	20,202,036
Total Money Market Funds (Cost $40,404,072)		40,404,072
TOTAL INVESTMENTS–95.88% (Cost $285,670,265)		400,124,070
OTHER ASSETS LESS LIABILITIES–4.12%		17,184,123
NET ASSETS–100.00%		$417,308,193

Investment Abbreviations:

ADR	– American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Net Assets

as of June 30, 2014

Information Technology	14.8%
Consumer Discretionary	13.0
Industrials	12.4
Financials	11.7
Energy	10.9
Health Care	10.5
Materials	8.3
Consumer Staples	3.7
Utilities	0.9
Money Market Funds Plus Other Assets Less Liabilities	13.8

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Mid Cap Core Equity Fund

Statement of Assets and Liabilities

June 30, 2014

(Unaudited)

Statement of Operations

For the six months ended June 30, 2014

(Unaudited)

Assets:
Investments, at value (Cost $245,266,193)	$359,719,998
Investments in affiliated money market funds, at value and cost	40,404,072
Total investments, at value (Cost $285,670,265)	400,124,070
Foreign currencies, at value (Cost $98)	100
Receivable for:
Investments sold	17,552,935
Fund shares sold	267,822
Dividends	305,316
Investment for trustee deferred compensation and retirement plans	112,446
Total assets	418,362,689

Liabilities:
Payable for:
Fund shares reacquired	320,777
Accrued fees to affiliates	578,607
Accrued trustees’ and officers’ fees and benefits	776
Accrued other operating expenses	24,893
Trustee deferred compensation and retirement plans	129,443
Total liabilities	1,054,496
Net assets applicable to shares outstanding	$417,308,193

Net assets consist of:
Shares of beneficial interest	$249,259,921
Undistributed net investment income	477,338
Undistributed net realized gain	53,117,084
Net unrealized appreciation	114,453,850
$417,308,193

Net Assets:
Series I	$288,141,800
Series II	$129,166,393

Shares outstanding, $0.001 par value per share, with an unlimited number of shares authorized:
Series I	17,698,928
Series II	8,038,678
Series I:
Net asset value per share	$16.28
Series II:
Net asset value per share	$16.07

Investment income:
Dividends (net of foreign withholding taxes of $19,921)	$2,674,656
Dividends from affiliated money market funds	13,896
Total investment income	2,688,552

Expenses:
Advisory fees	1,459,298
Administrative services fees	550,916
Custodian fees	6,708
Distribution fees — Series II	151,036
Transfer agent fees	21,069
Trustees’ and officers’ fees and benefits	15,268
Other	35,487
Total expenses	2,239,782
Less: Fees waived	(52,836)
Net expenses	2,186,946
Net investment income	501,606

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	9,579,669
Foreign currencies	(1,814)
9,577,855
Change in net unrealized appreciation of:
Investment securities	19,663,567
Foreign currencies	45
19,663,612
Net realized and unrealized gain	29,241,467
Net increase in net assets resulting from operations	$29,743,073

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Mid Cap Core Equity Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2014 and the year ended December 31, 2013

(Unaudited)

	June 30, 2014	December 31, 2013
Operations:
Net investment income	$501,606	$85,685
Net realized gain	9,577,855	44,561,331
Change in net unrealized appreciation	19,663,612	54,390,971
Net increase in net assets resulting from operations	29,743,073	99,037,987

Distributions to shareholders from net investment income:
Series I	—	(2,003,552)
Series ll	—	(528,944)
Total distributions from net investment income	—	(2,532,496)

Distributions to shareholders from net realized gains:
Series l	—	(20,224,718)
Series ll	—	(7,352,936)
Total distributions from net realized gains	—	(27,577,654)

Share transactions–net:
Series l	(23,148,539)	(47,972,492)
Series ll	2,943,814	9,558,731
Net increase (decrease) in net assets resulting from share transactions	(20,204,725)	(38,413,761)
Net increase in net assets	9,538,348	30,514,076

Net assets:
Beginning of period	407,769,845	377,255,769
End of period (includes undistributed net investment income of $477,338 and $(24,268), respectively)	$417,308,193	$407,769,845

Notes to Financial Statements

June 30, 2014

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco V.I. Mid Cap Core Equity Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty-four separate portfolios, (each constituting a “Fund”). The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Invesco V.I. Mid Cap Core Equity Fund

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain

Invesco V.I. Mid Cap Core Equity Fund

tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

J.	Forward Foreign Currency Contracts — The Fund may enter into forward foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A forward foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $500 million	0.725%
Next $500 million	0.700%
Next $500 million	0.675%
Over $1.5 billion	0.65%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2015, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 2.00% and Series II shares to 2.25% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset

Invesco V.I. Mid Cap Core Equity Fund

arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2015. The fee waiver agreement cannot be terminated during its term. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.

Further, the Adviser has contractually agreed, through at least June 30, 2016, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended June 30, 2014, the Adviser waived advisory fees of $52,836.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants’ accounts. Pursuant to such agreement, for the six months ended June 30, 2014, Invesco was paid $48,774 for accounting and fund administrative services and reimbursed $502,142 for services provided by insurance companies.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2014, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2014, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.

For the six months ended June 30, 2014, the Fund incurred $55 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of June 30, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$394,111,784	$6,012,286	$—	$400,124,070

NOTE 4—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

Invesco V.I. Mid Cap Core Equity Fund

NOTE 5—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 6—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in 8 tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of December 31, 2013.

NOTE 7—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2014 was $51,246,167 and $40,385,293, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$115,323,143
Aggregate unrealized (depreciation) of investment securities	(1,285,945)
Net unrealized appreciation of investment securities	$114,037,198

Cost of investments for tax purposes is $286,086,872.

NOTE 8—Share Information

	Summary of Share Activity
	Six months ended June 30, 2014(a)		Year ended December 31, 2013
	Shares	Amount	Shares	Amount
Sold:
Series I	431,725	$6,708,995	991,645	$14,071,664
Series II	1,248,039	19,020,301	2,245,959	32,080,534

Issued as reinvestment of dividends:
Series I	—	—	1,553,338	22,228,269
Series II	—	—	557,023	7,881,880

Reacquired:
Series I	(1,936,673)	(29,857,534)	(5,884,978)	(84,272,425)
Series II	(1,049,430)	(16,076,487)	(2,167,628)	(30,403,683)
Net increase (decrease) in share activity	(1,306,339)	$(20,204,725)	(2,704,641)	$(38,413,761)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 59% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Invesco V.I. Mid Cap Core Equity Fund

NOTE 9—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover(c)
Series I
Six months ended 06/30/14	$15.13	$0.02	$1.13	$1.15	$—	$—	$—	$16.28	7.60%	$288,142	1.01	%(d)	1.04	%(d)	0.33	%(d)	12%
Year ended 12/31/13	12.71	0.01	3.59	3.60	(0.11)	(1.07)	(1.18)	15.13	28.81	290,550	1.01		1.04		0.09		34
Year ended 12/31/12	11.56	0.09	1.18	1.27	(0.01)	(0.11)	(0.12)	12.71	10.96	286,607	1.02		1.05		0.69		59
Year ended 12/31/11	12.39	0.01	(0.80)	(0.79)	(0.04)	—	(0.04)	11.56	(6.38)	322,102	1.01		1.03		0.08		57
Year ended 12/31/10	10.92	0.03	1.50	1.53	(0.06)	—	(0.06)	12.39	14.11	411,812	1.01		1.03		0.27		61
Year ended 12/31/09	8.59	0.06	2.53	2.59	(0.13)	(0.13)	(0.26)	10.92	30.21	432,233	1.02		1.04		0.60		41
Series II
Six months ended 06/30/14	14.95	0.01	1.11	1.12	—	—	—	16.07	7.49	129,166	1.26	(d)	1.29	(d)	0.08	(d)	12
Year ended 12/31/13	12.58	(0.02)	3.54	3.52	(0.08)	(1.07)	(1.15)	14.95	28.46	117,219	1.26		1.29		(0.16)		34
Year ended 12/31/12	11.47	0.06	1.16	1.22	—	(0.11)	(0.11)	12.58	10.62	90,648	1.27		1.30		0.44		59
Year ended 12/31/11	12.28	(0.02)	(0.78)	(0.80)	(0.01)	—	(0.01)	11.47	(6.50)	65,196	1.26		1.28		(0.17)		57
Year ended 12/31/10	10.83	0.00	1.49	1.49	(0.04)	—	(0.04)	12.28	13.78	61,587	1.26		1.28		0.02		61
Year ended 12/31/09	8.52	0.03	2.51	2.54	(0.10)	(0.13)	(0.23)	10.83	29.85	56,129	1.27		1.29		0.35		41

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $284,071 and $121,830 for Series I and Series II shares, respectively.

Invesco V.I. Mid Cap Core Equity Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2014 through June 30, 2014.

The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

Class	Beginning Account Value (01/01/14)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (06/30/14)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/14)	Expenses Paid During Period[2]
Series I	$1,000.00	$1,076.00	$5.20	$1,019.79	$5.06	1.01%
Series II	1,000.00	1,074.90	6.48	1,018.55	6.31	1.26

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2014 through June 30, 2014, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

Invesco V.I. Mid Cap Core Equity Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of Invesco V.I. Mid Cap Core Equity Fund’s (the Fund) investment advisory agreements. During contract renewal meetings held on June 16-17, 2014, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for the Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2014.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the management of a number of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned Invesco Funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether and on what terms to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Lipper Inc. (Lipper), an independent provider of investment company data. The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 17, 2014, and may not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Sub-Committees met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper VA Underlying Funds Mid-Cap Core Funds Index. The Board noted that performance of Series I shares of the Fund was in the fifth quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Series I shares of the Fund was below the performance of the Index for the one, three and five year periods. Invesco Advisers noted that fund performance was consistent with the Fund’s investment process and market

Invesco V.I. Mid Cap Core Equity Fund

environment, which includes being defensively biased. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Series I shares of the Fund was below the median contractual management fee rate of funds in the expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees, but that Lipper does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least June 30, 2015 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates that are managed using an investment process that is substantially similar to the process used for the Fund. The Board noted that the Fund’s rate was above the rate of one such mutual fund.

The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other client accounts that are managed using an investment process substantially similar to the investment process used for the Fund. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients. Invesco Advisers reviewed with the Board the significantly greater scope of services it provides to the Invesco Funds relative to certain other client accounts. These additional services include provision of administrative services, officers and office space, oversight of service providers, preparation of annual registration statement updates and financial information and regulatory compliance under the Investment Company Act of 1940, as amended. Invesco Advisers also reviewed generally the higher frequency of shareholder purchases and redemptions in the Invesco Funds relative to the flow of assets for other client accounts. Invesco Advisers advised the Board that advance notice of redemptions is often provided to Invesco Advisers by institutional clients. The Board did note that sub-advisory fee rates charged by the Affiliated Sub-Advisers to manage the Invesco Funds and to manage other client accounts tended to be more comparable, reflecting a more comparable scope of services. The Board concluded that the aggregate services provided to the Invesco Funds were sufficiently different from those provided to institutional clients to support the difference in fees.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule and was assisted in this review by a report from the Senior Officer. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2013. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Lipper and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and that the research received may be used with other clients of Invesco Advisers and may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives periodic reports from the Chief Compliance Officer of the Invesco Funds demonstrating that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisors from the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds are fair and reasonable.

The Board also considered the Fund may use an affiliated broker to execute certain trades for the Fund to among other things, control information leakage, and were advised that such trades would be executed in compliance with rules under the Investment Company Act of 1940, as amended.

Invesco V.I. Mid Cap Core Equity Fund

Semiannual Report to Shareholders	June 30, 2014
Invesco V.I. Mid Cap Growth Fund

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund’s Form N-Q filings are available on the SEC website, sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.

Invesco Distributors, Inc.

VK-VIMCG-SAR-1

NOT FDIC INSURED   |   MAY LOSE VALUE   |   NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 12/31/13 to 6/30/14, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.

Series I Shares	5.79%
Series II Shares	5.63
S&P 500 Index‚ (Broad Market Index)	7.14
Russell Midcap Growth Index‚ (Style-Specific Index)	6.51
Lipper VUF Mid-Cap Growth Funds Index■ (Peer Group Index)	2.91
Source(s): ‚FactSet Research Systems Inc.; ■Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

    The Russell Midcap® Growth Index is an unmanaged index considered representative of mid-cap growth stocks. The Russell Midcap Growth Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

    The Lipper VUF Mid-Cap Growth Funds Index is an unmanaged index considered representative of mid-cap growth variable insurance underlying funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

 Average Annual Total Returns

 As of 6/30/14

Series I Shares
10 Years	8.51%
5 Years	19.01
1 Year	28.56

Series II Shares
Inception (9/25/00)	0.35%
10 Years	8.43
5 Years	18.85
1 Year	28.22

Effective June 1, 2010, Class II shares of the predecessor fund, Van Kampen Life Investment Trust Mid Cap Growth Portfolio, advised by Van Kampen Asset Management were reorganized into Series II shares of Invesco Van Kampen V.I. Mid Cap Growth Fund (renamed Invesco V.I. Mid Cap Growth Fund on April 29, 2013). Returns shown above for Series II shares are blended returns of the predecessor fund and Invesco V.I. Mid Cap Growth Fund. Share class returns will differ from the predecessor fund because of different expenses.

    Series I shares incepted on June 1, 2010. Series I share performance shown prior to that date is that of the predecessor fund’s Class II shares and includes the 12b-1 fees applicable to the predecessor fund’s Class II shares. Class II share performance reflects any applicable fee waivers or expense reimbursements. The inception date of the predecessor fund’s Class II shares is September 25, 2000.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 1.08% and 1.33%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Invesco V.I. Mid Cap Growth Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.

    The most recent month-end performance at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

    Had the adviser not waived fees and/or reimbursed expenses in the past, performance would have been lower.

Invesco V.I. Mid Cap Growth Fund

Schedule of Investments(a)

June 30, 2014

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–99.97%
Aerospace & Defense–2.93%
B/E Aerospace, Inc.(b)	65,272	$6,037,007
DigitalGlobe Inc.(b)	82,700	2,299,060
		8,336,067

Airlines–2.43%
Alaska Air Group, Inc.	28,865	2,743,618
Delta Air Lines, Inc.	107,774	4,173,010
		6,916,628

Apparel Retail–1.06%
Ross Stores, Inc.	45,676	3,020,554

Apparel, Accessories & Luxury Goods–2.09%
Michael Kors Holdings Ltd.(b)	26,067	2,310,840
Under Armour, Inc.–Class A(b)	60,982	3,627,819
		5,938,659

Application Software–2.87%
Aspen Technology, Inc.(b)	70,807	3,285,445
Cadence Design Systems, Inc.(b)	128,286	2,243,722
Salesforce.com, Inc.(b)	45,242	2,627,655
		8,156,822

Asset Management & Custody Banks–2.65%
Affiliated Managers Group, Inc.(b)	14,925	3,065,595
Ameriprise Financial, Inc.	37,354	4,482,480
		7,548,075

Automobile Manufacturers–1.14%
Tesla Motors, Inc.(b)	13,463	3,231,928

Automotive Retail–1.67%
O’Reilly Automotive, Inc.(b)	31,525	4,747,665

Biotechnology–4.55%
Alexion Pharmaceuticals, Inc.(b)	35,593	5,561,406
Medivation Inc.(b)	56,206	4,332,359
Synageva BioPharma Corp.(b)(c)	29,161	3,056,073
		12,949,838

Broadcasting–0.48%
Discovery Communications, Inc.–Class A(b)	18,504	1,374,477

Building Products–3.64%
A.O. Smith Corp.	70,126	3,476,847
Lennox International Inc.	47,074	4,216,418
Owens Corning Inc.	68,714	2,657,858
		10,351,123

Casinos & Gaming–1.89%
Wynn Resorts Ltd.	25,879	5,371,445

	Shares	Value
Commodity Chemicals–0.97%
LyondellBasell Industries N.V.–Class A	28,340	$2,767,401

Communications Equipment–1.25%
Palo Alto Networks, Inc.(b)	42,435	3,558,175

Computer & Electronics Retail–0.60%
Best Buy Co., Inc.	54,870	1,701,519

Construction & Engineering–2.82%
Foster Wheeler AG (Switzerland)	111,367	3,794,274
KBR, Inc.	54,078	1,289,760
MasTec Inc.(b)	95,135	2,932,061
		8,016,095

Construction Machinery & Heavy Trucks–1.18%
Manitowoc Co., Inc. (The)	102,241	3,359,639

Consumer Electronics–1.78%
Harman International Industries, Inc.	47,269	5,078,109

Consumer Finance–1.69%
Discover Financial Services	77,419	4,798,430

Data Processing & Outsourced Services–1.44%
Alliance Data Systems Corp.(b)	14,524	4,084,875

Distillers & Vintners–1.65%
Constellation Brands, Inc.–Class A(b)	53,179	4,686,665

Distributors–1.45%
LKQ Corp.(b)	154,513	4,123,952

Diversified Support Services–0.93%
KAR Auction Services Inc.	83,045	2,646,644

Electrical Components & Equipment–1.00%
AMETEK, Inc.	54,453	2,846,803

Electronic Components–1.88%
Amphenol Corp.–Class A	55,436	5,340,704

Electronic Equipment & Instruments–1.53%
Cognex Corp.(b)	113,257	4,349,069

Food Retail–0.78%
Kroger Co. (The)	44,792	2,214,069

Health Care Facilities–1.70%
Universal Health Services, Inc.–Class B	50,630	4,848,329

Health Care Services–2.16%
Omnicare, Inc.	50,340	3,351,134
Team Health Holdings, Inc.(b)	56,022	2,797,738
		6,148,872

Homebuilding–1.01%
Lennar Corp.–Class A	68,807	2,888,518

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Mid Cap Growth Fund

	Shares	Value
Household Appliances–0.91%
Whirlpool Corp.	18,697	$2,602,996

Household Products–0.48%
Church & Dwight Co., Inc.	19,491	1,363,395

Housewares & Specialties–1.38%
Jarden Corp.(b)	66,190	3,928,376

Industrial Conglomerates–1.23%
Carlisle Cos. Inc.	40,563	3,513,567

Industrial Machinery–3.93%
Flowserve Corp.	62,038	4,612,525
ITT Corp.	81,780	3,933,618
Pentair PLC (United Kingdom)	36,425	2,626,971
		11,173,114

Internet Retail–0.66%
Netflix Inc.(b)	4,262	1,877,837

Internet Software & Services–3.31%
Cornerstone OnDemand, Inc.(b)	54,558	2,510,759
Pandora Media Inc.(b)	118,912	3,507,904
Yelp Inc.(b)	44,358	3,401,372
		9,420,035

IT Consulting & Other Services–0.92%
Gartner, Inc.(b)	37,137	2,618,901

Leisure Products–1.18%
Brunswick Corp.	80,008	3,370,737

Life Sciences Tools & Services–1.57%
Illumina, Inc.(b)	25,016	4,466,357

Movies & Entertainment–1.53%
Cinemark Holdings, Inc.	123,375	4,362,540

Oil & Gas Equipment & Services–2.70%
Baker Hughes Inc.	58,169	4,330,682
Superior Energy Services, Inc.	92,441	3,340,818
		7,671,500

Oil & Gas Exploration & Production–3.95%
EQT Corp.	39,424	4,214,426
Gulfport Energy Corp.(b)	60,349	3,789,917
Stone Energy Corp.(b)	69,481	3,251,016
		11,255,359

Packaged Foods & Meats–1.52%
Mead Johnson Nutrition Co.	46,477	4,330,262

Pharmaceuticals–5.28%
Actavis PLC(b)	34,676	7,734,482
Pacira Pharmaceuticals, Inc.(b)	35,529	3,263,694
Shire PLC–ADR (Ireland)	17,081	4,022,404
		15,020,580

	Shares	Value
Railroads–0.51%
Kansas City Southern	13,640	$1,466,436

Regional Banks–1.36%
SVB Financial Group(b)	33,204	3,872,250

Restaurants–0.50%
Panera Bread Co.–Class A(b)	9,526	1,427,281

Semiconductor Equipment–1.22%
Applied Materials, Inc.	153,528	3,462,056

Semiconductors–2.95%
Cavium Inc.(b)	48,239	2,395,549
NXP Semiconductors N.V. (Netherlands)(b)	90,683	6,001,401
		8,396,950

Specialized Finance–1.83%
Intercontinental Exchange, Inc.	27,634	5,220,063

Specialty Chemicals–1.97%
PPG Industries, Inc.	26,673	5,605,331

Specialty Stores–1.24%
Tractor Supply Co.	58,522	3,534,729

Steel–0.48%
Nucor Corp.	27,548	1,356,739

Systems Software–1.45%
ServiceNow, Inc.(b)	66,410	4,114,764

Trucking–0.92%
J.B. Hunt Transport Services, Inc.	35,471	2,617,050

Wireless Telecommunication Services–1.77%
SBA Communications Corp.– Class A(b)	49,248	5,038,070
Total Common Stocks & Other Equity Interests (Cost $197,225,229)		284,488,424

Money Market Funds–0.21%
Liquid Assets Portfolio–Institutional Class(d)	298,783	298,783
Premier Portfolio–Institutional Class(d)	298,783	298,783
Total Money Market Funds (Cost $597,566)		597,566
TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–100.18% (Cost $197,822,795)		285,085,990

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.80%
Liquid Assets Portfolio–Institutional Class (Cost $2,286,165)(d)(e)	2,286,165	2,286,165
TOTAL INVESTMENTS–100.98% (Cost $200,108,960)		287,372,155
OTHER ASSETS LESS LIABILITIES–(0.98)%		(2,797,238)
NET ASSETS–100.00%		$284,574,917

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Mid Cap Growth Fund

Investment Abbreviations:

ADR	– American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at June 30, 2014.
(d)	The money market fund and the Fund are affiliated by having the same investment adviser.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I. The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of June 30, 2014.

Counterparty	Gross Amount of Securities on Loan at Value	Cash Collateral Received for Securities Loaned	Net Amount
State Street Bank and Trust Co.	$2,291,976	$(2,286,165)	$5,811

Portfolio Composition

By sector, based on Net Assets

as of June 30, 2014

Industrials	21.5%
Consumer Discretionary	20.6
Information Technology	18.8
Health Care	15.3
Financials	7.5
Energy	6.7
Consumer Staples	4.4
Materials	3.4
Telecommunication Services	1.8

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Mid Cap Growth Fund

Statement of Assets and Liabilities

June 30, 2014

(Unaudited)

Statement of Operations

For the six months ended June 30, 2014

(Unaudited)

Assets:
Investments, at value (Cost $197,225,229)*	$284,488,424
Investments in affiliated money market funds, at value and cost	2,883,731
Total investments, at value (Cost $200,108,960)	287,372,155
Receivable for:
Fund shares sold	33,231
Dividends	113,011
Investment for trustee deferred compensation and retirement plans	123,660
Other assets	75,037
Total assets	287,717,094

Liabilities:
Payable for:
Fund shares reacquired	253,842
Collateral upon return of securities loaned	2,286,165
Accrued fees to affiliates	440,344
Accrued trustees’ and officers’ fees and benefits	365
Accrued other operating expenses	25,773
Trustee deferred compensation and retirement plans	135,688
Total liabilities	3,142,177
Net assets applicable to shares outstanding	$284,574,917

Net assets consist of:
Shares of beneficial interest	$198,484,214
Undistributed net investment income (loss)	(846,936)
Undistributed net realized gain (loss)	(325,556)
Net unrealized appreciation	87,263,195
$284,574,917

Net Assets:
Series I	$111,325,855
Series II	$173,249,062

Shares outstanding, $0.001 par value per share, with an unlimited number of shares authorized:
Series I	19,680,344
Series II	30,781,479
Series I:
Net asset value per share	$5.66
Series II:
Net asset value per share	$5.63

*	At June 30, 2014, securities with an aggregate value of $2,291,976 were on loan to brokers.

Investment income:
Dividends	$974,533
Dividends from affiliated money market funds (includes securities lending income of $2,407)	3,015
Total investment income	977,548

Expenses:
Advisory fees	1,046,975
Administrative services fees	369,864
Custodian fees	7,737
Distribution fees — Series II	209,254
Transfer agent fees	29,078
Trustees’ and officers’ fees and benefits	14,250
Other	33,941
Total expenses	1,711,099
Less: Fees waived	(2,191)
Net expenses	1,708,908
Net investment income (loss)	(731,360)

Realized and unrealized gain (loss) from:
Net realized gain from investment securities	18,835,927
Change in net unrealized appreciation (depreciation) of investment securities	(2,972,153)
Net realized and unrealized gain	15,863,774
Net increase in net assets resulting from operations	$15,132,414

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Mid Cap Growth Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2014 and the year ended December 31, 2013

(Unaudited)

	June 30, 2014	December 31, 2013
Operations:
Net investment income (loss)	$(731,360)	$(1,440,830)
Net realized gain	18,835,927	33,231,759
Change in net unrealized appreciation (depreciation)	(2,972,153)	48,244,861
Net increase in net assets resulting from operations	15,132,414	80,035,790

Distributions to shareholders from net investment income:
Series I	—	(407,098)
Series ll	—	(340,975)
Total distributions from net investment income	—	(748,073)

Share transactions–net:
Series l	(9,970,899)	(3,506,135)
Series ll	(8,382,849)	(19,663,937)
Net increase (decrease) in net assets resulting from share transactions	(18,353,748)	(23,170,072)
Net increase (decrease) in net assets	(3,221,334)	56,117,645

Net assets:
Beginning of period	287,796,251	231,678,606
End of period (includes undistributed net investment income (loss) of $(846,936) and $(115,576), respectively)	$284,574,917	$287,796,251

Notes to Financial Statements

June 30, 2014

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco V.I. Mid Cap Growth Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty-four separate portfolios, (each constituting a “Fund”). The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

The Fund’s investment objective is to seek capital growth.

The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual

Invesco V.I. Mid Cap Growth Fund

trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

Invesco V.I. Mid Cap Growth Fund

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $500 million	0.75%
Next $500 million	0.70%
Over $1 billion	0.65%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

Effective July 1, 2014, the Adviser has contractually agreed, through at least June 30, 2015, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 2.00% and Series II shares to 2.25% of average daily net assets. Prior to July 1, 2014, the Adviser had contractually agreed to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 1.09% and Series II shares to 1.34% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2015. The fee waiver agreement cannot be terminated during its term. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.

Further, the Adviser has contractually agreed, through at least June 30, 2016, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended June 30, 2014, the Adviser waived advisory fees of $2,191.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants;

Invesco V.I. Mid Cap Growth Fund

and the servicing of participants’ accounts. Pursuant to such agreement, for the six months ended June 30, 2014, Invesco was paid $34,587 for accounting and fund administrative services and reimbursed $335,277 for services provided by insurance companies.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2014, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2014, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.

For the six months ended June 30, 2014, the Fund incurred $1,603 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of June 30, 2014, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 5—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

Invesco V.I. Mid Cap Growth Fund

NOTE 6—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in 8 tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of December 31, 2013, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
December 31, 2015	$6,354,721	$—	$6,354,721
December 31, 2016	12,567,919	—	12,567,919
	$18,922,640	$—	$18,922,640

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 7—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2014 was $107,557,288 and $124,487,110, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$88,698,852
Aggregate unrealized (depreciation) of investment securities	(1,674,500)
Net unrealized appreciation of investment securities	$87,024,352

Cost of investments for tax purposes is $200,347,803.

NOTE 8—Share Information

	Summary of Share Activity
	Six months ended June 30, 2014		Year ended December 31, 2013
	Shares	Amount	Shares	Amount
Sold:
Series I	1,816,109	$9,948,107	4,453,038	$21,048,421
Series II	2,109,268	11,430,392	3,279,959	15,349,740

Issued as reinvestment of dividends:
Series I	—	—	82,576	407,098
Series II	—	—	69,304	340,975

Reacquired:
Series I	(3,687,002)	(19,919,006)	(5,431,033)	(24,961,654)
Series II	(3,682,511)	(19,813,241)	(7,695,456)	(35,354,652)
Net increase (decrease) in share activity	(3,444,136)	$(18,353,748)	(5,241,612)	$(23,170,072)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 58% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Invesco V.I. Mid Cap Growth Fund

NOTE 9—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover(c)
Series I
Six months ended 06/30/14	$5.35	$(0.01)		$0.32	$0.31	$—	$—	$—	$5.66	5.79%	$111,326	1.08	%(d)	1.08	%(d)	(0.37	)%(d)	38%
Year ended 12/31/13	3.92	(0.02)		1.47	1.45	(0.02)	—	(0.02)	5.35	37.01	115,319	1.08		1.08		(0.41)		76
Year ended 12/31/12	3.69	0.02	(e)	0.41	0.43	—	(0.20)	(0.20)	3.92	11.60	88,091	1.06		1.12		0.54	(e)	92
Year ended 12/31/11	4.05	(0.01)		(0.35)	(0.36)	—	—	—	3.69	(8.89)	11	1.00		1.14		(0.36)		137
Year ended 12/31/10(f)	3.30	(0.00	)(g)	0.75	0.75	—	—	—	4.05	22.73	12	1.01	(h)	1.12	(h)	(0.18	)(h)	105
Series II
Six months ended 06/30/14	5.33	(0.02)		0.32	0.30	—	—	—	5.63	5.63	173,249	1.33	(d)	1.33	(d)	(0.62	)(d)	38
Year ended 12/31/13	3.91	(0.03)		1.46	1.43	(0.01)	—	(0.01)	5.33	36.60	172,478	1.33		1.33		(0.66)		76
Year ended 12/31/12	3.68	0.01	(e)	0.42	0.43	—	(0.20)	(0.20)	3.91	11.63	143,588	1.31		1.37		0.29	(e)	92
Year ended 12/31/11	4.06	(0.02)		(0.36)	(0.38)	—	—	—	3.68	(9.36)	65,080	1.25		1.39		(0.61)		137
Year ended 12/31/10	3.19	(0.02)		0.89	0.87	—	—	—	4.06	27.27	79,461	1.26		1.37		(0.53)		105
Year ended 12/31/09	2.04	(0.01)		1.16	1.15	—	—	—	3.19	56.37	45,451	1.26		1.52		(0.36)		42

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the period ending December 31, 2012, the portfolio turnover calculation excludes the value of securities purchased of $158,450,343 and sold of $99,449,268 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco V.I. Capital Development Fund into the Fund.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $112,716 and $168,791 for Series I and Series II shares, respectively.
(e)	Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include special cash dividends received of $3.92 per share owned of Aveta Inc. on August 16, 2012. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend are $0.01 and 0.28% and $0.00 and 0.03% for Series I and Series II shares, respectively.
(f)	Commencement date of June 1, 2010.
(g)	Amount is less than $0.01 per share.
(h)	Annualized.

Invesco V.I. Mid Cap Growth Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2014 through June 30, 2014.

The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

Class	Beginning Account Value (01/01/14)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (06/30/14)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/14)	Expenses Paid During Period[2]
Series I	$1,000.00	$1,057.90	$5.51	$1,019.44	$5.41	1.08%
Series II	1,000.00	1,056.30	6.78	1,018.20	6.66	1.33

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2014 through June 30, 2014, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

Invesco V.I. Mid Cap Growth Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of Invesco V.I. Mid Cap Growth Fund’s (the Fund) investment advisory agreements. During contract renewal meetings held on June 16-17, 2014, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for the Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2014.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that the continuation of the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the management of a number of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned Invesco Funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether and on what terms to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Lipper Inc. (Lipper), an independent provider of investment company data. The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 17, 2014, and may not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Sub-Committees met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper VA Underlying Funds Mid-Cap Growth Funds Index. The Board noted that performance of Series II shares of the Fund was in the third quintile of the performance universe for the one and five year periods and the fifth quintile for the

Invesco V.I. Mid Cap Growth Fund

three year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Series II shares of the Fund was above the performance of the Index for the one and five year periods and below the performance of the index for the three year period. Invesco Advisers noted that abrupt market changes over the past three years created a challenging environment for the trend driven process employed by the portfolio management team. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Series II shares of the Fund was below the median contractual management fee rate of funds in the expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees, but that Lipper does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least June 30, 2015 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates that are managed using an investment process substantially similar to the investment process used for the Fund. The Board noted that the Fund’s effective advisory fee rate was above the effective advisory fee rates of one other mutual fund managed using a similar investment process. The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts using a similar investment process.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted

that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule and was assisted in this review by a report from the Senior Officer. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2013. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Lipper and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and that the research received may be used with other clients of Invesco Advisers and may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives periodic reports from the Chief Compliance Officer of the Invesco Funds demonstrating that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisors from the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds are fair and reasonable.

The Board also considered the Fund may use an affiliated broker to execute certain trades for the Fund to among other things, control information leakage, and were advised that such trades would be executed in compliance with rules under the Investment Company Act of 1940, as amended.

Invesco V.I. Mid Cap Growth Fund

Semiannual Report to Shareholders	June 30, 2014
Invesco V.I. Money Market Fund

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund’s Form N-Q filings are available on the SEC website, sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.

Invesco Distributors, Inc.

VIMKT-SAR-1

NOT FDIC INSURED   |   MAY LOSE VALUE   |   NO BANK GUARANTEE

About your Fund

Invesco V.I. Money Market Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.

    The most recent month-end performance at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

    Had the adviser not waived fees and/or reimbursed expenses, performance would have been lower.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund.

Invesco V.I. Money Market Fund

Schedule of Investments

June 30, 2014

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper–50.24%(a)
Asset-Backed Securities–Consumer Receivables–6.56%
Barton Capital LLC(b)(c)	0.16%	09/29/14	$5,000	$5,000,000
Old Line Funding, LLC(b)	0.23%	07/15/14	1,500	1,499,866
Old Line Funding, LLC(b)	0.17%	08/01/14	8,000	7,998,829
Old Line Funding, LLC(b)	0.18%	09/17/14	3,000	2,998,830
Sheffield Receivables Corp.(b)	0.18%	07/11/14	1,500	1,499,925
Sheffield Receivables Corp.(b)	0.18%	07/15/14	2,400	2,399,832
Sheffield Receivables Corp.(b)	0.18%	09/04/14	6,000	5,998,050
Sheffield Receivables Corp.(b)	0.18%	09/05/14	1,000	999,670
Thunder Bay Funding, LLC(b)	0.23%	07/15/14	600	599,946
Thunder Bay Funding, LLC(b)	0.25%	09/05/14	1,900	1,899,129
				30,894,077

Asset-Backed Securities–Fully Supported–1.51%
Fairway Finance Co. LLC (CEP–Bank of Montreal)(b)(d)	0.14%	07/21/14	2,000	1,999,845
Kells Funding LLC (CEP–FMS Wertmanagement)(b)(d)	0.20%	07/16/14	2,000	1,999,833
Kells Funding LLC (CEP–FMS Wertmanagement)(b)(d)	0.20%	07/14/14	700	699,949
Kells Funding LLC (CEP–FMS Wertmanagement)(b)(d)	0.21%	08/06/14	2,400	2,399,496
				7,099,123

Asset-Backed Securities–Fully Supported Bank–7.94%
Alpine Securitization Corp. (CEP–Credit Suisse AG)(b)(d)	0.14%	07/09/14	5,000	4,999,845
Atlantic Asset Securitization LLC (CEP–Credit Agricole Corporate & Investment Bank S.A.)(b)(c)(d)	0.17%	08/06/14	2,800	2,800,000
Atlantic Asset Securitization LLC (CEP–Credit Agricole Corporate & Investment Bank S.A.)(b)(c)(d)	0.23%	02/20/15	6,000	6,000,000
Cancara Asset Securitisation, LLC (CEP–Lloyds Bank PLC)(b)(d)	0.14%	08/04/14	1,300	1,299,828
Crown Point Capital Co. LLC (Multi-CEP’s–Guggenheim Treasury Services, LLC)(b)(d)	0.20%	07/09/14	2,100	2,099,907
Lexington Parker Capital Co., LLC (Multi-CEP’s–Guggenheim Treasury Services, LLC)(b)(d)	0.20%	07/09/14	900	899,960
Lexington Parker Capital Co., LLC (Multi-CEP’s–Guggenheim Treasury Services, LLC)(b)(d)	0.20%	07/11/14	10,000	9,999,444
Manhattan Asset Funding Co., LLC (CEP–Sumitomo Mitsui Financial Group Inc.)(b)(d)	0.19%	07/23/14	3,300	3,299,617
Ridgefield Funding Co. LLC (CEP–BNP Paribas, S.A.)(b)(d)	0.18%	07/08/14	5,000	4,999,825
Working Capital Management Co. (CEP–Mizuho Corporate Bank Ltd.)(b)(d)	0.17%	08/12/14	1,000	999,802
				37,398,228

Asset-Backed Securities–Multi-Purpose–13.28%
Chariot Funding, LLC(b)	0.22%	09/12/14	5,000	4,997,769
Chariot Funding, LLC(b)	0.21%	12/01/14	3,000	2,997,322
Chariot Funding, LLC(b)	0.21%	12/05/14	3,000	2,997,253
Chariot Funding, LLC(b)	0.21%	12/17/14	1,000	999,014
Jupiter Securitization Co. LLC(b)	0.22%	07/15/14	300	299,974
Jupiter Securitization Co. LLC(b)	0.22%	10/01/14	800	799,550
Jupiter Securitization Co. LLC(b)	0.21%	12/05/14	10,000	9,990,842
Mont Blanc Capital Corp.(b)(d)	0.19%	07/11/14	4,000	3,999,789
Nieuw Amsterdam Receivables Corp.(b)(d)	0.14%	07/10/14	1,400	1,399,951
Nieuw Amsterdam Receivables Corp.(b)(d)	0.16%	08/12/14	1,400	1,399,739
Nieuw Amsterdam Receivables Corp.(b)(d)	0.16%	09/02/14	1,700	1,699,524
Nieuw Amsterdam Receivables Corp.(b)(d)	0.17%	09/05/14	10,000	9,996,883
Regency Markets No. 1 LLC(b)(d)	0.13%	07/15/14	3,000	2,999,848
Regency Markets No. 1 LLC(b)(d)	0.15%	07/16/14	1,000	999,938

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Money Market Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Asset-Backed Securities–Multi-Purpose–(continued)
Regency Markets No. 1 LLC(b)(d)	0.14%	07/21/14	$7,000	$6,999,456
Versailles Commercial Paper LLC(b)	0.17%	07/21/14	10,000	9,999,056
				62,575,908

Diversified Banks–11.86%
ANZ New Zealand Int’l Ltd.(b)(d)	0.21%	07/10/14	800	799,958
Collateralized Commercial Paper Co., LLC	0.30%	08/18/14	4,300	4,298,280
Collateralized Commercial Paper Co., LLC	0.26%	09/09/14	2,600	2,598,686
Commonwealth Bank of Australia(b)(c)(d)	0.18%	10/01/14	3,400	3,400,002
Commonwealth Bank of Australia(b)(c)(d)	0.18%	10/07/14	1,400	1,400,000
Commonwealth Bank of Australia(b)(c)(d)	0.17%	11/17/14	2,300	2,299,927
Dexia Credit Local S.A.(d)	0.23%	07/08/14	3,800	3,799,830
Dexia Credit Local S.A.(d)	0.32%	08/18/14	1,600	1,599,317
Dexia Credit Local S.A.(d)	0.24%	08/19/14	1,500	1,499,510
DNB Bank ASA(b)(d)	0.17%	07/11/14	2,900	2,899,867
ING (US) Funding LLC(d)	0.19%	07/07/14	700	699,978
J.P. Morgan Securities LLC(b)	0.40%	08/12/14	3,000	2,998,600
Mizuho Funding, LLC(b)(d)	0.19%	08/04/14	1,600	1,599,713
Mizuho Funding, LLC(b)(d)	0.22%	09/08/14	2,600	2,598,929
National Australia Funding Delaware Inc.(b)(d)	0.20%	07/07/14	600	599,980
National Australia Funding Delaware Inc.(b)(d)	0.19%	07/14/14	800	799,945
National Australia Funding Delaware Inc.(b)(d)	0.18%	11/03/14	4,800	4,797,083
National Australia Funding Delaware Inc.(b)(d)	0.16%	11/04/14	1,100	1,099,384
PNC Bank, N.A.	0.28%	10/06/14	800	800,000
Standard Chartered Bank(b)(d)	0.17%	08/04/14	1,700	1,699,727
Standard Chartered Bank(b)(d)	0.17%	08/11/14	5,000	4,999,032
Standard Chartered Bank(b)(d)	0.19%	09/02/14	6,000	5,998,005
Westpac Banking Corp.(b)(c)(d)	0.22%	09/23/14	2,600	2,600,417
				55,886,170

Other Diversified Financial Services–0.34%
General Electric Capital Corp.	0.20%	07/09/14	1,600	1,599,929

Regional Banks–6.03%
Banque et Caisse d’Epargne de l’Etat(d)	0.16%	09/11/14	1,600	1,599,488
BNZ International Funding Ltd.(b)(d)	0.20%	11/12/14	2,000	1,998,548
BNZ International Funding Ltd.(b)(d)	0.21%	11/26/14	10,000	9,991,572
Landesbank Hessen-Thueringen Girozentrale(b)(d)	0.13%	07/09/14	2,000	1,999,942
Mitsubishi UFJ Trust & Banking Corp.(b)(d)	0.24%	07/28/14	1,700	1,699,694
Mitsubishi UFJ Trust & Banking Corp.(b)(d)	0.19%	09/09/14	5,000	4,998,153
Sumitomo Mitsui Banking Corp.(b)(d)	0.21%	07/07/14	1,200	1,199,958
Sumitomo Mitsui Banking Corp.(b)(d)	0.25%	08/05/14	1,400	1,399,660
Sumitomo Mitsui Banking Corp.(b)(d)	0.24%	10/10/14	1,000	999,327
Sumitomo Mitsui Banking Corp.(b)(d)	0.25%	11/03/14	2,500	2,497,830
				28,384,172

Soft Drinks–1.02%
Coca-Cola Co. (The)(b)	0.16%	09/09/14	3,000	2,999,067
Coca-Cola Co. (The)(b)	0.17%	11/04/14	1,800	1,798,929
				4,797,996

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Money Market Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Specialized Finance–1.70%
Caisse des Depots et Consignations LLC(b)(d)	0.16%	09/09/14	$5,000	$4,998,493
CDP Financial Inc.(b)(d)	0.19%	08/05/14	1,000	999,815
CDP Financial Inc.(b)(d)	0.19%	12/11/14	2,000	1,998,280
				7,996,588
Total Commercial Paper (Cost $236,632,191)				236,632,191

Certificates of Deposit–16.39%
Australia & New Zealand Banking Group, Ltd.(d)	0.17%	08/01/14	1,300	1,300,000
Bank of Montreal(d)	0.15%	07/15/14	700	700,000
Bank of Montreal(d)	0.17%	09/10/14	3,000	3,000,000
Bank of Montreal(d)	0.17%	09/13/14	7,000	7,000,000
Bank of Nova Scotia(d)	0.18%	09/02/14	2,400	2,400,000
Bank of Nova Scotia(c)(d)	0.31%	11/28/14	4,000	4,000,000
Bank of Nova Scotia(c)(d)	0.32%	07/30/15	700	700,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)(d)	0.20%	08/11/14	4,300	4,300,000
Mitsubishi UFJ Trust & Banking Corp.(d)	0.20%	09/02/14	4,000	4,000,000
Mizuho Bank Ltd.(d)	0.20%	07/16/14	2,100	2,100,000
Natixis(d)	0.11%	07/03/14	2,500	2,500,000
Nordea Bank Finland PLC(d)	0.01%	07/03/14	10,000	9,999,999
Norinchukin Bank (The)(d)	0.21%	07/08/14	5,000	5,000,000
Norinchukin Bank (The)(c)(d)	0.23%	07/09/14	3,200	3,200,000
Norinchukin Bank (The)(d)	0.25%	08/08/14	1,200	1,200,000
Oversea-Chinese Banking Corp. Ltd.(d)	0.16%	08/08/14	2,700	2,700,000
Royal Bank of Canada(c)(d)	0.32%	07/02/15	2,000	2,000,000
Societe Generale(c)(d)	0.23%	11/13/14	1,300	1,300,000
Sumitomo Mitsui Banking Corp.(d)	0.21%	07/02/14	2,100	2,100,000
Sumitomo Mitsui Trust Bank Ltd.(d)	0.25%	07/14/14	600	600,000
Toronto-Dominion Bank (The)(d)	0.20%	07/28/14	700	700,000
Toronto-Dominion Bank (The)(d)	0.19%	10/10/14	5,000	5,000,000
Toronto-Dominion Bank (The)(d)	0.19%	11/07/14	1,200	1,200,000
Toronto-Dominion Bank (The)(d)	0.10%	07/11/14	4,000	4,000,000
Toronto-Dominion Bank (The)(d)	0.15%	09/08/14	1,700	1,700,000
Toronto-Dominion Bank (The)(d)	0.15%	09/17/14	4,500	4,500,000
Total Certificates of Deposit (Cost $77,199,999)				77,199,999

Variable Rate Demand Notes–5.17%(e)
Credit Enhanced–5.17%
Atlanticare Health Services, Inc.; Series 2003, VRD Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.15%	10/01/33	4,500	4,499,999
Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC–JPMorgan Chase Bank, N.A.)(f)	0.13%	12/01/28	3,360	3,360,000
Collier (County of), Florida Industrial Development Authority (Allete, Inc.); Series 2006, Ref. VRD IDR (LOC–Wells Fargo Bank, N.A.)(f)	0.10%	10/01/25	1,000	1,000,000
Hamilton (County of), Ohio (Children’s Hospital Medical Center); Series 1997 A, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(f)	0.06%	05/15/17	600	600,000
Keep Memory Alive; Series 2013, VRD Taxable Bonds (LOC–PNC Bank, N.A.)(f)	0.11%	05/01/37	3,720	3,720,000
M3 Realty, LLC; Series 2007, VRD RN (LOC–General Electric Capital Corp.)(b)(f)	0.22%	01/01/33	2,100	2,100,000
Massachusetts (State of) Development Finance Agency (Milton Academy); Series 2009 B, VRD Taxable RB (LOC–TD Bank, N.A.)(f)	0.15%	03/01/39	1,500	1,500,000
Nuevo Oaxaca LLC (Village by the Park Apartments); Series 2013 A, MFH Taxable VRD RB (LOC–FHLB of San Francisco)(f)	0.13%	03/01/53	4,500	4,500,000
Ogden (City of), Utah Redevelopment Agency; Series 2009 B-1, Ref. VRD Taxable RB (LOC–Wells Fargo Bank, N.A.)(f)	0.15%	12/01/27	2,225	2,225,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Money Market Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Rock Island (County of), Illinois Metropolitan Airport Authority (Quad City International Airport Air Freight); Series 1998 A, VRD Priority RB (LOC–U.S. Bank, N.A.)(f)	0.20%	12/01/18	$230	$230,000
St. Jean Industries, Inc.; Series 2006, VRD Taxable Notes (LOC–General Electric Capital Corp.)(b)(f)	0.15%	10/01/21	600	600,000
Total Variable Rate Demand Notes (Cost $24,334,999)				24,334,999

Bonds & Notes–3.20%
Diversified Banks–1.71%
Commonwealth Bank of Australia, Sr. Unsec. Notes(b)(d)	3.75%	10/15/14	5,000	5,051,284
Wells Fargo Bank, N.A., Unsec. Floating Rate Medium-Term Notes(c)	0.32%	07/20/15	3,000	3,000,000
				8,051,284

Other Diversified Financial Services–1.49%
General Electric Capital Corp., Sr. Unsec. Floating Rate Medium-Term Notes(c)	0.61%	01/09/15	7,000	7,014,922
Total Bonds & Notes (Cost $15,066,206)				15,066,206
TOTAL INVESTMENTS (excluding Repurchase Agreements)–75.00% (Cost $353,233,395)				353,233,395

			Repurchase Amount
Repurchase Agreements–24.66%(g)
Goldman, Sachs & Co., Joint agreement dated 06/30/14, aggregate maturing value of $500,001,250 (collateralized by Agency Mortgage-backed securities valued at $510,000,000; 2.50%-7.00%, 02/01/26-06/01/44)	0.09%	07/01/14	66,178,314	66,178,149
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 06/30/14, maturing value of $10,007,167 (collateralized by Domestic and Foreign Non-Agency Asset-backed securities, Non-Agency Mortgage-backed securities, Domestic Corporate obligations, Sovereign debt & Municipal obligations valued at $10,819,177; 0%-12.75%, 05/01/16-10/11/42)(c)(h)	0.43%	08/29/14	10,007,167	10,000,000
RBC Capital Markets Corp., Joint agreement dated 06/30/14, aggregate maturing value of $250,000,625 (collateralized by Agency Mortgage-backed securities valued at $255,000,000; 0%-8.25%, 10/01/15-06/20/44)	0.09%	07/01/14	20,000,050	20,000,000
Wells Fargo Securities, LLC., Joint agreement dated 06/30/14, aggregate maturing value of $600,001,667 (collateralized by Agency Mortgage-backed securities valued at $612,000,000; 0.60%-5.49%, 02/01/20-07/01/44)	0.10%	07/01/14	20,000,056	20,000,000
Total Repurchase Agreements (Cost $116,178,149)				116,178,149
TOTAL INVESTMENTS(i)(j)–99.66% (Cost $469,411,544)				469,411,544
OTHER ASSETS LESS LIABILITIES–0.34%				1,585,013
NET ASSETS–100.00%				$470,996,557

Investment Abbreviations:

CEP	– Credit Enhancement Provider
FHLB	– Federal Home Loan Bank
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
Sr.	– Senior
Unsec.	– Unsecured
VRD	– Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Money Market Fund

Notes to Schedule of Investments:

(a)	Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at June 30, 2014 was $225,888,457, which represented 47.96% of the Fund’s Net Assets.
(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on June 30, 2014.
(d)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Japan: 9.30%; Canada: 8.90%; Australia: 7.67%; United Kingdom: 7.62%; other countries less than 5% each: 17.00%.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on June 30, 2014.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(i)	Also represents cost for federal income tax purposes.
(j)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5%.

Portfolio Composition by Maturity

In days, as of June 30, 2014

1-7	33.6%
8-30	19.9
31-60	11.2
61-90	17.2
91-180	15.4
181+	2.7

The	number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Money Market Fund

Statement of Assets and Liabilities

June 30, 2014

(Unaudited)

Statement of Operations

For the six months ended June 30, 2014

(Unaudited)

Assets:
Investments, excluding repurchase agreements, at value and cost	$353,233,395
Repurchase agreements, at value and cost	116,178,149
Total investments, at value and cost	469,411,544
Receivable for:
Investments sold	100,000
Fund shares sold	2,518,923
Interest	75,418
Investment for trustee deferred compensation and retirement plans	64,984
Total assets	472,170,869

Liabilities:
Payable for:
Fund shares reacquired	603,840
Dividends	166
Accrued fees to affiliates	474,808
Accrued trustees’ and officers’ fees and benefits	598
Accrued other operating expenses	24,369
Trustee deferred compensation and retirement plans	70,531
Total liabilities	1,174,312
Net assets applicable to shares outstanding	$470,996,557

Net assets consist of:
Shares of beneficial interest	$471,000,650
Undistributed net investment income	(2,496)
Undistributed net realized gain (loss)	(1,597)
$470,996,557

Net Assets:
Series I	$453,755,768
Series II	$17,240,789

Shares outstanding, $0.001 par value per share, with an unlimited number of shares authorized:
Series I	453,755,933
Series II	17,240,795
Series I:
Net asset value per share	$1.00
Series II:
Net asset value per share	$1.00

Investment income:
Interest	$399,935

Expenses:
Advisory fees	875,251
Administrative services fees	157,199
Custodian fees	9,525
Distribution fees — Series II	21,536
Transfer agent fees	6,222
Trustees’ and officers’ fees and benefits	15,963
Other	41,628
Total expenses	1,127,324
Less: Fees waived and expenses reimbursed	(755,413)
Net expenses	371,911
Net investment income	28,024
Net realized gain (loss) from investment securities	(150)
Net increase in net assets resulting from operations	$27,874

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Money Market Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2014 and the year ended December 31, 2013

(Unaudited)

	June 30, 2014	December 31, 2013
Operations:
Net investment income	$28,024	$90,966
Net realized gain (loss)	(150)	(702)
Net increase in net assets resulting from operations	27,874	90,264

Distributions to shareholders from net investment income:
Series I	(26,992)	(89,711)
Series ll	(1,032)	(1,255)
Total distributions from net investment income	(28,024)	(90,966)

Share transactions–net:
Series l	31,264,709	265,560,533
Series ll	1,357,897	15,137,429
Net increase in net assets resulting from share transactions	32,622,606	280,697,962
Net increase in net assets	32,622,456	280,697,260

Net assets:
Beginning of period	438,374,101	157,676,841
End of period (includes undistributed net investment income of $(2,496) and $(2,496), respectively)	$470,996,557	$438,374,101

Notes to Financial Statements

June 30, 2014

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco V.I. Money Market Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty-four separate portfolios, (each constituting a “Fund”). The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

The Fund’s investment objective is to provide current income consistent with preservation of capital and liquidity.

The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — The Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any), adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains

Invesco V.I. Money Market Fund

(losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income are declared daily and paid monthly to separate accounts of participating insurance companies. Distributions from net realized gain, if any, are generally declared and paid annually and recorded on the ex-dividend date.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Repurchase Agreements — The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of nongovernment securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $250 million	0.40%
Over $250 million	0.35%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

Invesco V.I. Money Market Fund

The Adviser has contractually agreed, through at least June 30, 2015, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses after fee waivers and/or expense reimbursements (excluding certain items discussed below) of Series I shares to 1.50% and Series II shares to 1.75% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waivers and/or expense reimbursements to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2015. The fee waiver agreement cannot be terminated during its term. The Adviser did not waive fees and/or reimburse expenses during the period under this limitation.

The Adviser and/or Invesco Distributors, Inc., (“IDI”) voluntarily agreed to waive fees and/or reimburse expenses in order to increase the Fund’s yield. Voluntary fee waivers and/or reimbursements may be modified at any time upon consultation with the Board of Trustees without further notice to investors.

For the six months ended June 30, 2014, Invesco voluntarily waived advisory fees of $733,877 and reimbursed class level expenses of $21,536 for Series II shares in order to increase the Fund’s yield.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants’ accounts. Pursuant to such agreement, for the six months ended June 30, 2014, Invesco was paid $55,923 for accounting and fund administrative services and reimbursed $101,276 for services provided by insurance companies.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2014, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into a master distribution agreement with IDI to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2014, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of June 30, 2014, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

Invesco V.I. Money Market Fund

NOTE 5—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York Mellon, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 6—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in 8 tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of December 31, 2013, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
December 31, 2018	$745	$—	$745
Not subject to expiration	702	—	702
	$1,447	$—	$1,447

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 7—Share Information

	Summary of Share Activity
	Six months ended June 30, 2014(a)		Year ended December 31, 2013
	Shares	Amount	Shares	Amount
Sold:
Series I	419,299,495	$419,299,495	1,037,143,323	$1,037,143,323
Series II	21,640,476	21,640,476	29,306,348	29,306,348

Issued as reinvestment of dividends:
Series I	25,765	25,765	82,613	82,613
Series II	1,032	1,032	1,255	1,255

Reacquired:
Series I	(388,060,551)	(388,060,551)	(771,665,403)	(771,665,403)
Series II	(20,283,611)	(20,283,611)	(14,170,174)	(14,170,174)
Net increase in share activity	32,622,606	$32,622,606	280,697,962	$280,697,962

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 92% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Invesco V.I. Money Market Fund

NOTE 8—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets
Series I
Six months ended 06/30/14	$1.00	$0.00	$(0.00)	$0.00	$(0.00)	$1.00	0.01%	$453,756	0.16	%(c)	0.48	%(c)	0.01	%(c)
Year ended 12/31/13	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.03	422,491	0.16		0.70		0.03
Year ended 12/31/12	1.00	0.00	0.00	0.00	(0.00)	1.00	0.03	156,931	0.23		0.54		0.03
Year ended 12/31/11	1.00	0.00	—	0.00	(0.00)	1.00	0.05	198,533	0.17		0.57		0.05
Year ended 12/31/10	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.18	25,578	0.16		1.01		0.18
Year ended 12/31/09	1.00	0.00	—	0.00	(0.00)	1.00	0.11	33,486	0.65		0.90		0.11
Series II
Six months ended 06/30/14	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.01	17,241	0.16	(c)	0.73	(c)	0.01	(c)
Year ended 12/31/13	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.03	15,883	0.16		0.95		0.03
Year ended 12/31/12	1.00	0.00	0.00	0.00	(0.00)	1.00	0.03	746	0.23		0.79		0.03
Year ended 12/31/11	1.00	0.00	—	0.00	(0.00)	1.00	0.05	1,022	0.17		0.82		0.05
Year ended 12/31/10	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.18	1,024	0.16		1.26		0.18
Year ended 12/31/09	1.00	0.00	—	0.00	(0.00)	1.00	0.06	1,690	0.70		1.15		0.06

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)	Ratios are annualized and based on average daily net assets (000’s omitted) of $451,203 and $17,371 for Series I and Series II shares, respectively.

Invesco V.I. Money Market Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2014 through June 30, 2014.

The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

Class	Beginning Account Value (01/01/14)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (06/30/14)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/14)	Expenses Paid During Period[2]
Series I	$1,000.00	$1,000.10	$0.79	$1,024.00	$0.80	0.16%
Series II	1,000.00	1,000.10	0.79	1,024.00	0.80	0.16

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2014 through June 30, 2014, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

Invesco V.I. Money Market Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) required under the Investment Company Act of 1940, as amended, to approve annually the renewal of Invesco V.I. Money Market Fund’s (the Fund) investment advisory agreements. During contract renewal meetings held on June 16-17, 2014, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for the Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2014.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the management of a number of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned Invesco Funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether and on what terms to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Lipper Inc. (Lipper), an independent provider of investment company data. The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 17, 2014, and may not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Sub-Committees met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper VA Underlying Funds Money Market Funds Index. The Board noted that performance of Series I shares of the Fund was in the first quintile of its performance universe for the one and three year periods and the second quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Series I shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Invesco V.I. Money Market Fund

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Series I shares of the Fund was above the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees, but that Lipper does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least June 30, 2015 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates that are managed using an investment process substantially similar to the investment process used for the Fund. The Board noted that the Fund’s rate was below the rate of one such mutual fund. The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts using an investment process substantially similar to the investment process used for the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule and was assisted in this review by a report from the Senior Officer. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2013. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds. The Board noted that in the current low interest rate environment, Invesco Advisers and its subsidiaries did not make a profit from managing the Fund. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Lipper and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that

Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisors from the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds are fair and reasonable.

Invesco V.I. Money Market Fund

Semiannual Report to Shareholders	June 30, 2014
Invesco V.I. S&P 500 Index Fund

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund’s Form N-Q filings are available on the SEC website, sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.

Invesco Distributors, Inc.

MS-VISPI-SAR-1

NOT FDIC INSURED   |   MAY LOSE VALUE   |   NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 12/31/13 to 6/30/14, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.

Series I Shares	6.96%
Series II Shares	6.82
S&P 500 Index‚ (Broad Market/Style-Specific Index)	7.14
Lipper VUF S&P 500 Funds Index■ (Peer Group Index)	6.95
Source(s): ‚FactSet Research Systems Inc.; ■Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

    The Lipper VUF S&P 500 Funds Index is an unmanaged index considered representative of S&P 500 variable insurance underlying funds tracked by Lipper.

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

 Average Annual Total Returns

 As of 6/30/14

Series I Shares
Inception (5/18/98)	5.22%
10 Years	7.54
5 Years	18.52
1 Year	24.14

Series II Shares
Inception (6/5/00)	3.49%
10 Years	7.28
5 Years	18.23
1 Year	23.91

Effective June 1, 2010, Class X and Class Y shares of the predecessor fund, Morgan Stanley Variable Investment S&P 500 Index Portfolio advised by Morgan Stanley Investment Advisors Inc. were reorganized into Series I and Series II shares, respectively, of Invesco V.I. S&P 500 Index Fund. Returns shown above for Series I and Series II shares are blended returns of the predecessor fund and Invesco V.I. S&P 500 Index Fund. Share class returns will differ from the predecessor fund because of different expenses.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 0.41% and 0.66%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Invesco V.I. S&P 500 Index Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.

    The most recent month-end performance at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

Invesco V.I. S&P 500 Index Fund

Schedule of Investments(a)

June 30, 2014

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–98.18%
Advertising–0.15%
Interpublic Group of Cos., Inc. (The)	2,465	$48,092
Omnicom Group Inc.	1,465	104,337
		152,429

Aerospace & Defense–2.59%
Boeing Co. (The)	3,828	487,037
General Dynamics Corp.	1,858	216,550
Honeywell International Inc.	4,468	415,301
L-3 Communications Holdings, Inc.	487	58,805
Lockheed Martin Corp.	1,521	244,470
Northrop Grumman Corp.	1,220	145,949
Precision Castparts Corp.	824	207,978
Raytheon Co.	1,785	164,666
Rockwell Collins, Inc.	767	59,933
Textron Inc.	1,603	61,379
United Technologies Corp.	4,812	555,545
		2,617,613

Agricultural & Farm Machinery–0.19%
Deere & Co.	2,075	187,891

Agricultural Products–0.16%
Archer-Daniels-Midland Co.	3,717	163,957

Air Freight & Logistics–0.75%
C.H. Robinson Worldwide, Inc.	842	53,711
Expeditors International of Washington, Inc.	1,125	49,680
FedEx Corp.	1,584	239,786
United Parcel Service, Inc.–Class B	4,022	412,899
		756,076

Airlines–0.29%
Delta Air Lines, Inc.	4,815	186,437
Southwest Airlines Co.	3,947	106,016
		292,453

Aluminum–0.10%
Alcoa Inc.	6,648	98,989

Apparel Retail–0.45%
Gap, Inc. (The)	1,503	62,480
L Brands, Inc.	1,384	81,185
Ross Stores, Inc.	1,220	80,679
TJX Cos., Inc. (The)	3,996	212,387
Urban Outfitters, Inc.(b)	581	19,673
		456,404

Apparel, Accessories & Luxury Goods–0.45%
Coach, Inc.	1,575	53,849
Fossil Group, Inc.(b)	272	28,430
Michael Kors Holdings Ltd.(b)	1,018	90,246
PVH Corp.	463	53,986
Ralph Lauren Corp.	335	53,831
Under Armour, Inc.–Class A(b)	913	54,314

	Shares	Value
Apparel, Accessories & Luxury Goods–(continued)
VF Corp.	1,963	$123,669
		458,325

Application Software–0.63%
Adobe Systems Inc.(b)	2,636	190,741
Autodesk, Inc.(b)	1,289	72,674
Citrix Systems, Inc.(b)	930	58,171
Intuit Inc.	1,608	129,492
Salesforce.com, Inc.(b)	3,222	187,134
		638,212

Asset Management & Custody Banks–1.28%
Affiliated Managers Group, Inc.(b)	315	64,701
Ameriprise Financial, Inc.	1,083	129,960
Bank of New York Mellon Corp. (The)	6,507	243,882
BlackRock, Inc.	713	227,875
Franklin Resources, Inc.	2,291	132,511
Invesco Ltd.(c)	2,458	92,790
Legg Mason, Inc.	586	30,068
Northern Trust Corp.	1,266	81,290
State Street Corp.	2,450	164,787
T. Rowe Price Group Inc.	1,487	125,517
		1,293,381

Auto Parts & Equipment–0.38%
BorgWarner, Inc.	1,294	84,356
Delphi Automotive PLC (United Kingdom)	1,582	108,746
Johnson Controls, Inc.	3,790	189,235
		382,337

Automobile Manufacturers–0.65%
Ford Motor Co.	22,565	389,020
General Motors Co.	7,506	272,468
		661,488

Automotive Retail–0.28%
AutoNation, Inc.(b)	374	22,320
AutoZone, Inc.(b)	191	102,422
CarMax, Inc.(b)	1,267	65,897
O’Reilly Automotive, Inc.(b)	603	90,812
		281,451

Biotechnology–2.46%
Alexion Pharmaceuticals, Inc.(b)	1,123	175,469
Amgen Inc.	4,319	511,240
Biogen Idec Inc.(b)	1,353	426,615
Celgene Corp.(b)	4,568	392,300
Gilead Sciences, Inc.(b)	8,763	726,540
Regeneron Pharmaceuticals, Inc.(b)	454	128,241
Vertex Pharmaceuticals Inc.(b)	1,338	126,682
		2,487,087

Brewers–0.07%
Molson Coors Brewing Co.–Class B	898	66,596

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. S&P 500 Index Fund

	Shares	Value
Broadcasting–0.33%
CBS Corp.–Class B	3,015	$187,352
Discovery Communications, Inc.–Class A(b)	1,243	92,330
Scripps Networks Interactive Inc.–Class A	611	49,577
		329,259

Building Products–0.07%
Allegion PLC	509	28,850
Masco Corp.	1,994	44,267
		73,117

Cable & Satellite–1.27%
Cablevision Systems Corp.–Class A	1,229	21,692
Comcast Corp.–Class A	14,835	796,343
DIRECTV(b)	2,673	227,232
Time Warner Cable Inc.	1,589	234,059
		1,279,326

Casinos & Gaming–0.09%
Wynn Resorts Ltd.	459	95,270

Coal & Consumable Fuels–0.08%
CONSOL Energy Inc.	1,300	59,891
Peabody Energy Corp.	1,499	24,509
		84,400

Commodity Chemicals–0.23%
LyondellBasell Industries N.V.–Class A	2,376	232,016

Communications Equipment–1.72%
Cisco Systems, Inc.	29,244	726,713
F5 Networks, Inc.(b)	431	48,031
Harris Corp.	618	46,813
Juniper Networks, Inc.(b)	2,687	65,939
Motorola Solutions, Inc.	1,282	85,343
QUALCOMM, Inc.	9,631	762,775
		1,735,614

Computer & Electronics Retail–0.07%
Best Buy Co., Inc.	1,551	48,096
GameStop Corp.–Class A	657	26,589
		74,685

Construction & Engineering–0.15%
Fluor Corp.	910	69,979
Jacobs Engineering Group, Inc.(b)	748	39,853
Quanta Services, Inc.(b)	1,236	42,741
		152,573

Construction Machinery & Heavy Trucks–0.69%
Caterpillar Inc.	3,561	386,974
Cummins Inc.	975	150,433
Joy Global Inc.	579	35,655
PACCAR Inc.	2,011	126,351
		699,413

Construction Materials–0.05%
Vulcan Materials Co.	741	47,239

	Shares	Value
Consumer Electronics–0.08%
Garmin Ltd.	697	$42,447
Harman International Industries, Inc.	384	41,253
		83,700

Consumer Finance–0.96%
American Express Co.	5,187	492,091
Capital One Financial Corp.	3,251	268,532
Discover Financial Services	2,673	165,672
Navient Corp.	2,422	42,894
		969,189

Data Processing & Outsourced Services–1.78%
Alliance Data Systems Corp.(b)	309	86,906
Automatic Data Processing, Inc.	2,750	218,020
Computer Sciences Corp.	827	52,266
Fidelity National Information Services, Inc.	1,650	90,321
Fiserv, Inc.(b)	1,422	85,775
MasterCard, Inc.–Class A	5,733	421,204
Paychex, Inc.	1,840	76,470
Total System Services, Inc.	938	29,463
Visa Inc.–Class A	2,868	604,322
Western Union Co. (The)	3,061	53,078
Xerox Corp.	6,223	77,414
		1,795,239

Department Stores–0.23%
Kohl’s Corp.	1,111	58,528
Macy’s, Inc.	2,056	119,289
Nordstrom, Inc.	812	55,159
		232,976

Distillers & Vintners–0.17%
Brown-Forman Corp.–Class B	920	86,636
Constellation Brands, Inc.–Class A(b)	962	84,781
		171,417

Distributors–0.08%
Genuine Parts Co.	872	76,562

Diversified Banks–4.06%
Bank of America Corp.	59,996	922,139
Comerica Inc.	1,033	51,815
JPMorgan Chase & Co.	21,615	1,245,456
U.S. Bancorp	10,346	448,189
Wells Fargo & Co.	27,350	1,437,516
		4,105,115

Diversified Chemicals–0.82%
Dow Chemical Co. (The)	6,870	353,530
E. I. du Pont de Nemours and Co.	5,240	342,906
Eastman Chemical Co.	865	75,558
FMC Corp.	754	53,677
		825,671

Diversified Metals & Mining–0.21%
Freeport-McMoRan Copper & Gold Inc.	5,894	215,131

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. S&P 500 Index Fund

	Shares	Value
Diversified REIT’s–0.10%
Vornado Realty Trust	988	$105,449

Diversified Support Services–0.07%
Cintas Corp.	571	36,281
Iron Mountain Inc.	967	34,280
		70,561

Drug Retail–0.86%
CVS Caremark Corp.	6,671	502,793
Walgreen Co.	5,010	371,392
		874,185

Education Services–0.02%
Graham Holdings Co.–Class B	26	18,671

Electric Utilities–1.75%
American Electric Power Co., Inc.	2,769	154,427
Duke Energy Corp.	4,035	299,357
Edison International	1,849	107,445
Entergy Corp.	1,013	83,157
Exelon Corp.	4,899	178,715
FirstEnergy Corp.	2,377	82,529
NextEra Energy, Inc.	2,487	254,868
Northeast Utilities	1,790	84,613
Pepco Holdings, Inc.	1,422	39,077
Pinnacle West Capital Corp.	625	36,150
PPL Corp.	3,604	128,050
Southern Co. (The)	5,083	230,667
Xcel Energy, Inc.	2,864	92,307
		1,771,362

Electrical Components & Equipment–0.64%
AMETEK, Inc.	1,391	72,721
Eaton Corp. PLC	2,720	209,930
Emerson Electric Co.	4,004	265,705
Rockwell Automation, Inc.	787	98,501
		646,857

Electronic Components–0.25%
Amphenol Corp.–Class A	898	86,513
Corning Inc.	7,428	163,045
		249,558

Electronic Equipment & Instruments–0.03%
FLIR Systems, Inc.	816	28,340

Electronic Manufacturing Services–0.16%
Jabil Circuit, Inc.	1,024	21,402
TE Connectivity Ltd. (Switzerland)	2,328	143,963
		165,365

Environmental & Facilities Services–0.22%
Republic Services, Inc.	1,535	58,284
Stericycle, Inc.(b)	482	57,079
Waste Management, Inc.	2,454	109,767
		225,130

Fertilizers & Agricultural Chemicals–0.53%
CF Industries Holdings, Inc.	295	70,956

	Shares	Value
Fertilizers & Agricultural Chemicals–(continued)
Monsanto Co.	2,990	$372,973
Mosaic Co. (The)	1,845	91,235
		535,164

Food Distributors–0.12%
Sysco Corp.	3,320	124,334

Food Retail–0.27%
Kroger Co. (The)	2,907	143,693
Safeway Inc.	1,334	45,809
Whole Foods Market, Inc.	2,111	81,548
		271,050

Footwear–0.32%
NIKE, Inc.–Class B	4,213	326,718

Gas Utilities–0.04%
AGL Resources Inc.	674	37,090

General Merchandise Stores–0.40%
Dollar General Corp.(b)	1,730	99,233
Dollar Tree, Inc.(b)	1,181	64,317
Family Dollar Stores, Inc.	542	35,848
Target Corp.	3,614	209,431
		408,829

Gold–0.07%
Newmont Mining Corp.	2,826	71,893

Health Care Distributors–0.49%
AmerisourceBergen Corp.	1,301	94,530
Cardinal Health, Inc.	1,946	133,418
McKesson Corp.	1,315	244,866
Patterson Cos. Inc.	466	18,412
		491,226

Health Care Equipment–2.03%
Abbott Laboratories	8,570	350,513
Baxter International Inc.	3,083	222,901
Becton, Dickinson and Co.	1,095	129,538
Boston Scientific Corp.(b)	7,517	95,992
C.R. Bard, Inc.	440	62,924
CareFusion Corp.(b)	1,182	52,422
Covidien PLC	2,572	231,943
Edwards Lifesciences Corp.(b)	608	52,191
Intuitive Surgical, Inc.(b)	216	88,949
Medtronic, Inc.	5,681	362,221
St. Jude Medical, Inc.	1,611	111,562
Stryker Corp.	1,687	142,248
Varian Medical Systems, Inc.(b)	599	49,801
Zimmer Holdings, Inc.	961	99,809
		2,053,014

Health Care Facilities–0.03%
Tenet Healthcare Corp.(b)	569	26,709

Health Care REIT’s–0.32%
HCP, Inc.	2,595	107,381
Health Care REIT, Inc.	1,747	109,485

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. S&P 500 Index Fund

	Shares	Value
Health Care REIT’s–(continued)
Ventas, Inc.	1,670	$107,047
		323,913

Health Care Services–0.47%
DaVita HealthCare Partners Inc.(b)	1,004	72,609
Express Scripts Holding Co.(b)	4,400	305,052
Laboratory Corp. of America Holdings(b)	484	49,562
Quest Diagnostics Inc.	819	48,067
		475,290

Health Care Supplies–0.04%
DENTSPLY International Inc.	805	38,117

Health Care Technology–0.09%
Cerner Corp.(b)	1,679	86,603

Home Entertainment Software–0.06%
Electronic Arts Inc.(b)	1,794	64,351

Home Furnishings–0.07%
Leggett & Platt, Inc.	788	27,013
Mohawk Industries, Inc.(b)	353	48,834
		75,847

Home Improvement Retail–0.89%
Home Depot, Inc. (The)	7,806	631,974
Lowe’s Cos., Inc.	5,690	273,063
		905,037

Homebuilding–0.12%
D.R. Horton, Inc.	1,674	41,147
Lennar Corp.–Class A	997	41,854
PulteGroup Inc.	1,894	38,183
		121,184

Homefurnishing Retail–0.07%
Bed Bath & Beyond Inc.(b)	1,163	66,733

Hotel and Resort REIT’s–0.09%
Host Hotels & Resorts Inc.	4,288	94,379

Hotels, Resorts & Cruise Lines–0.31%
Carnival Corp.	2,487	93,636
Marriott International Inc.–Class A	1,255	80,445
Starwood Hotels & Resorts Worldwide, Inc.	1,089	88,013
Wyndham Worldwide Corp.	727	55,048
		317,142

Household Appliances–0.06%
Whirlpool Corp.	439	61,118

Household Products–1.84%
Clorox Co. (The)	737	67,362
Colgate-Palmolive Co.	4,955	337,832
Kimberly-Clark Corp.	2,153	239,457
Procter & Gamble Co. (The)	15,441	1,213,508
		1,858,159

Housewares & Specialties–0.05%
Newell Rubbermaid Inc.	1,583	49,057

	Shares	Value
Human Resource & Employment Services–0.04%
Robert Half International, Inc.	780	$37,237

Hypermarkets & Super Centers–0.97%
Costco Wholesale Corp.	2,496	287,439
Wal-Mart Stores, Inc.	9,184	689,443
		976,882

Independent Power Producers & Energy Traders–0.13%
AES Corp. (The)	3,739	58,142
NRG Energy, Inc.	1,947	72,428
		130,570

Industrial Conglomerates–2.34%
3M Co.	3,546	507,929
Danaher Corp.	3,432	270,201
General Electric Co.(d)	57,223	1,503,820
Roper Industries, Inc.	565	82,496
		2,364,446

Industrial Gases–0.41%
Air Products and Chemicals, Inc.	1,210	155,630
Airgas, Inc.	385	41,931
Praxair, Inc.	1,668	221,577
		419,138

Industrial Machinery–0.81%
Dover Corp.	949	86,312
Flowserve Corp.	781	58,067
Illinois Tool Works Inc.	2,165	189,567
Ingersoll-Rand PLC	1,432	89,514
Pall Corp.	623	53,198
Parker Hannifin Corp.	846	106,368
Pentair PLC (United Kingdom)	1,120	80,774
Snap-on Inc.	336	39,823
Stanley Black & Decker Inc.	883	77,545
Xylem, Inc.	1,048	40,956
		822,124

Industrial REIT’s–0.12%
Prologis, Inc.	2,836	116,531

Insurance Brokers–0.31%
Aon PLC	1,691	152,342
Marsh & McLennan Cos., Inc.	3,135	162,456
		314,798

Integrated Oil & Gas–4.44%
Chevron Corp.	10,862	1,418,034
Exxon Mobil Corp.	24,505	2,467,163
Hess Corp.	1,505	148,830
Occidental Petroleum Corp.	4,482	459,988
		4,494,015

Integrated Telecommunication Services–2.36%
AT&T Inc.	29,616	1,047,222
CenturyLink Inc.	3,280	118,736
Frontier Communications Corp.	5,674	33,136
Verizon Communications Inc.	23,630	1,156,216

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. S&P 500 Index Fund

	Shares	Value
Integrated Telecommunication Services–(continued)
Windstream Holdings Inc.	3,467	$34,531
		2,389,841

Internet Retail–1.30%
Amazon.com, Inc.(b)	2,126	690,482
Expedia, Inc.	592	46,626
Netflix Inc.(b)	339	149,364
Priceline Group Inc. (The)(b)	298	358,494
TripAdvisor Inc.(b)	629	68,347
		1,313,313

Internet Software & Services–3.11%
Akamai Technologies, Inc.(b)	1,013	61,854
eBay Inc.(b)	6,508	325,790
Facebook Inc.–Class A(b)	9,811	660,182
Google Inc.–Class A(b)	1,616	944,827
Google Inc.–Class C(b)	1,616	929,653
VeriSign, Inc.(b)	704	34,362
Yahoo! Inc.(b)	5,317	186,786
		3,143,454

Investment Banking & Brokerage–0.86%
Charles Schwab Corp. (The)	6,682	179,946
E*TRADE Financial Corp.(b)	1,617	34,377
Goldman Sachs Group, Inc. (The)	2,372	397,168
Morgan Stanley	7,963	257,444
		868,935

IT Consulting & Other Services–1.47%
Accenture PLC–Class A	3,616	292,317
Cognizant Technology Solutions Corp.–Class A(b)	3,471	169,767
International Business Machines Corp.	5,429	984,115
Teradata Corp.(b)	922	37,064
		1,483,263

Leisure Products–0.11%
Hasbro, Inc.	661	35,066
Mattel, Inc.	1,932	75,290
		110,356

Life & Health Insurance–0.99%
Aflac, Inc.	2,587	161,041
Lincoln National Corp.	1,496	76,954
MetLife, Inc.	6,423	356,862
Principal Financial Group, Inc.	1,560	78,749
Prudential Financial, Inc.	2,628	233,287
Torchmark Corp.	512	41,943
Unum Group	1,472	51,167
		1,000,003

Life Sciences Tools & Services–0.45%
Agilent Technologies, Inc.	1,892	108,676
PerkinElmer, Inc.	653	30,587
Thermo Fisher Scientific, Inc.	2,275	268,450
Waters Corp.(b)	493	51,489
		459,202

	Shares	Value
Managed Health Care–1.04%
Aetna Inc.	2,038	$165,241
Cigna Corp.	1,532	140,898
Humana Inc.	882	112,649
UnitedHealth Group Inc.	5,591	457,064
WellPoint, Inc.	1,603	172,499
		1,048,351

Metal & Glass Containers–0.08%
Ball Corp.	794	49,768
Owens-Illinois, Inc.(b)	935	32,388
		82,156

Motorcycle Manufacturers–0.09%
Harley-Davidson, Inc.	1,249	87,243

Movies & Entertainment–1.70%
Time Warner Inc.	5,033	353,568
Twenty-First Century Fox, Inc.–Class A	10,917	383,732
Viacom Inc.–Class B	2,231	193,495
Walt Disney Co. (The)	9,190	787,951
		1,718,746

Multi-Line Insurance–0.69%
American International Group, Inc.	8,254	450,503
Assurant, Inc.	420	27,531
Genworth Financial Inc.–Class A(b)	2,827	49,190
Hartford Financial Services Group, Inc. (The)	2,566	91,889
Loews Corp.	1,737	76,445
		695,558

Multi-Sector Holdings–1.33%
Berkshire Hathaway Inc.–Class B(b)	10,274	1,300,277
Leucadia National Corp.	1,841	48,271
		1,348,548

Multi-Utilities–1.17%
Ameren Corp.	1,377	56,292
CenterPoint Energy, Inc.	2,434	62,164
CMS Energy Corp.	1,514	47,161
Consolidated Edison, Inc.	1,662	95,964
Dominion Resources, Inc.	3,318	237,303
DTE Energy Co.	1,005	78,259
Integrys Energy Group, Inc.	453	32,222
NiSource Inc.	1,782	70,104
PG&E Corp.	2,652	127,349
Public Service Enterprise Group Inc.	2,873	117,190
SCANA Corp.	801	43,102
Sempra Energy	1,301	136,228
TECO Energy, Inc.	1,140	21,067
Wisconsin Energy Corp.	1,282	60,151
		1,184,556

Office REIT’s–0.10%
Boston Properties, Inc.	868	102,580

Office Services & Supplies–0.03%
Pitney Bowes Inc.	1,173	32,398

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. S&P 500 Index Fund

	Shares	Value
Oil & Gas Drilling–0.36%
Diamond Offshore Drilling, Inc.	390	$19,356
Ensco PLC–Class A	1,325	73,630
Helmerich & Payne, Inc.	610	70,827
Nabors Industries Ltd.	1,493	43,850
Noble Corp. PLC	1,473	49,434
Rowan Cos. PLC–Class A	737	23,532
Transocean Ltd.	1,926	86,728
		367,357

Oil & Gas Equipment & Services–1.75%
Baker Hughes Inc.	2,481	184,710
Cameron International Corp.(b)	1,173	79,424
FMC Technologies, Inc.(b)	1,339	81,773
Halliburton Co.	4,830	342,978
National Oilwell Varco Inc.	2,447	201,511
Schlumberger Ltd.	7,421	875,307
		1,765,703

Oil & Gas Exploration & Production–2.82%
Anadarko Petroleum Corp.	2,881	315,383
Apache Corp.	2,200	221,364
Cabot Oil & Gas Corp.	2,396	81,799
Chesapeake Energy Corp.(b)	2,905	86,075
Cimarex Energy Co.	496	71,156
ConocoPhillips	7,005	600,551
Denbury Resources Inc.	2,052	37,880
Devon Energy Corp.	2,187	173,648
EOG Resources, Inc.	3,118	364,370
EQT Corp.	856	91,506
Marathon Oil Corp.	3,841	153,333
Murphy Oil Corp.	977	64,951
Newfield Exploration Co.(b)	789	34,874
Noble Energy, Inc.	2,043	158,251
Pioneer Natural Resources Co.	815	187,295
QEP Resources Inc.	1,018	35,121
Range Resources Corp.	961	83,559
Southwestern Energy Co.(b)	2,003	91,116
		2,852,232

Oil & Gas Refining & Marketing–0.58%
Marathon Petroleum Corp.	1,646	128,503
Phillips 66	3,228	259,628
Tesoro Corp.	748	43,885
Valero Energy Corp.	3,044	152,505
		584,521

Oil & Gas Storage & Transportation–0.62%
Kinder Morgan Inc.	3,784	137,208
ONEOK, Inc.	1,179	80,266
Spectra Energy Corp.	3,827	162,571
Williams Cos., Inc. (The)	4,213	245,239
		625,284

Other Diversified Financial Services–0.81%
Citigroup Inc.	17,350	817,185

	Shares	Value
Packaged Foods & Meats–1.44%
Campbell Soup Co.	1,015	$46,497
ConAgra Foods, Inc.	2,386	70,816
General Mills, Inc.	3,505	184,153
Hershey Co. (The)	851	82,862
Hormel Foods Corp.	764	37,703
JM Smucker Co. (The)	588	62,663
Kellogg Co.	1,457	95,725
Keurig Green Mountain Inc.	723	90,093
Kraft Foods Group, Inc.	3,385	202,931
McCormick & Co., Inc.	744	53,263
Mead Johnson Nutrition Co.	1,144	106,587
Mondelez International Inc.–Class A	9,656	363,162
Tyson Foods, Inc.–Class A	1,570	58,938
		1,455,393

Paper Packaging–0.13%
Avery Dennison Corp.	555	28,444
Bemis Co., Inc.	588	23,908
MeadWestvaco Corp.	957	42,357
Sealed Air Corp.	1,122	38,338
		133,047

Paper Products–0.12%
International Paper Co.	2,491	125,721

Personal Products–0.14%
Avon Products, Inc.	2,512	36,700
Estee Lauder Cos. Inc. (The)–Class A	1,450	107,677
		144,377

Pharmaceuticals–5.97%
AbbVie Inc.	9,073	512,080
Actavis PLC(b)	1,508	336,359
Allergan, Inc.	1,694	286,659
Bristol-Myers Squibb Co.	9,456	458,711
Eli Lilly and Co.	5,621	349,458
Hospira, Inc.(b)	944	48,493
Johnson & Johnson	16,143	1,688,881
Merck & Co., Inc.	16,693	965,690
Mylan Inc.(b)	2,111	108,843
Perrigo Co. PLC	759	110,632
Pfizer Inc.	36,400	1,080,352
Zoetis Inc.	2,868	92,550
		6,038,708

Property & Casualty Insurance–0.82%
ACE Ltd.	1,926	199,726
Allstate Corp. (The)	2,475	145,332
Chubb Corp. (The)	1,394	128,485
Cincinnati Financial Corp.	835	40,113
Progressive Corp. (The)	3,093	78,439
Travelers Cos., Inc. (The)	1,982	186,447
XL Group PLC	1,567	51,288
		829,830

Publishing–0.09%
Gannett Co., Inc.	1,290	40,390

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. S&P 500 Index Fund

	Shares	Value
Publishing–(continued)
News Corp.–Class A(b)	2,853	$51,192
		91,582

Railroads–0.93%
CSX Corp.	5,719	176,202
Kansas City Southern	625	67,194
Norfolk Southern Corp.	1,758	181,127
Union Pacific Corp.	5,166	515,308
		939,831

Real Estate Services–0.05%
CBRE Group, Inc.–Class A(b)	1,616	51,777

Regional Banks–0.97%
BB&T Corp.	4,125	162,649
Fifth Third Bancorp	4,815	102,800
Huntington Bancshares Inc.	4,673	44,581
KeyCorp	5,034	72,137
M&T Bank Corp.	743	92,169
PNC Financial Services Group, Inc. (The)	3,047	271,335
Regions Financial Corp.	7,869	83,569
SunTrust Banks, Inc.	3,035	121,582
Zions Bancorp.	1,049	30,914
		981,736

Research & Consulting Services–0.16%
Dun & Bradstreet Corp. (The)	213	23,473
Equifax Inc.	706	51,213
Nielsen N.V.	1,729	83,701
		158,387

Residential REIT’s–0.31%
Apartment Investment & Management Co.– Class A	829	26,752
AvalonBay Communities, Inc.	690	98,111
Equity Residential	1,906	120,078
Essex Property Trust, Inc.	356	65,828
		310,769

Restaurants–1.23%
Chipotle Mexican Grill, Inc.(b)	176	104,282
Darden Restaurants, Inc.	745	34,471
McDonald’s Corp.	5,639	568,073
Starbucks Corp.	4,283	331,418
Yum! Brands, Inc.	2,514	204,137
		1,242,381

Retail REIT’s–0.47%
General Growth Properties, Inc.	2,959	69,714
Kimco Realty Corp.	2,348	53,957
Macerich Co. (The)	797	53,200
Simon Property Group, Inc.	1,772	294,648
		471,519

Security & Alarm Services–0.15%
ADT Corp. (The)	993	34,695

	Shares	Value
Security & Alarm Services–(continued)
Tyco International Ltd.	2,613	$119,153
		153,848

Semiconductor Equipment–0.29%
Applied Materials, Inc.	6,980	157,399
KLA-Tencor Corp.	945	68,645
Lam Research Corp.	921	62,241
		288,285

Semiconductors–2.01%
Altera Corp.	1,802	62,638
Analog Devices, Inc.	1,774	95,920
Avago Technologies Ltd. (Singapore)	1,436	103,493
Broadcom Corp.–Class A	3,170	117,670
First Solar, Inc.(b)	401	28,495
Intel Corp.	28,406	877,745
Linear Technology Corp.	1,339	63,027
Microchip Technology Inc.	1,130	55,155
Micron Technology, Inc.(b)	6,126	201,852
NVIDIA Corp.	3,228	59,847
Texas Instruments Inc.	6,154	294,100
Xilinx, Inc.	1,514	71,627
		2,031,569

Soft Drinks–1.85%
Coca-Cola Co. (The)	21,569	913,663
Coca-Cola Enterprises, Inc.	1,349	64,455
Dr Pepper Snapple Group, Inc.	1,119	65,551
Monster Beverage Corp.(b)	767	54,480
PepsiCo, Inc.	8,642	772,076
		1,870,225

Specialized Consumer Services–0.05%
H&R Block, Inc.	1,589	53,263

Specialized Finance–0.49%
CME Group Inc.–Class A	1,791	127,071
Intercontinental Exchange, Inc.	652	123,163
McGraw Hill Financial, Inc.	1,553	128,946
Moody’s Corp.	1,067	93,533
NASDAQ OMX Group, Inc. (The)	677	26,146
		498,859

Specialized REIT’s–0.63%
American Tower Corp.	2,257	203,085
Crown Castle International Corp.	1,896	140,797
Plum Creek Timber Co., Inc.	1,026	46,273
Public Storage	826	141,535
Weyerhaeuser Co.	3,339	110,487
		642,177

Specialty Chemicals–0.55%
Ecolab Inc.	1,536	171,018
International Flavors & Fragrances Inc.	470	49,012
PPG Industries, Inc.	786	165,178
Sherwin-Williams Co. (The)	483	99,938
Sigma-Aldrich Corp.	678	68,803
		553,949

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. S&P 500 Index Fund

	Shares	Value
Specialty Stores–0.18%
PetSmart, Inc.	565	$33,787
Staples, Inc.	3,663	39,707
Tiffany & Co.	625	62,656
Tractor Supply Co.	792	47,837
		183,987

Steel–0.14%
Allegheny Technologies, Inc.	612	27,601
Nucor Corp.	1,807	88,995
United States Steel Corp.	838	21,821
		138,417

Systems Software–2.75%
CA, Inc.	1,830	52,594
Microsoft Corp.	42,916	1,789,597
Oracle Corp.	19,559	792,727
Red Hat, Inc.(b)	1,075	59,415
Symantec Corp.	3,923	89,837
		2,784,170

Technology Hardware, Storage & Peripherals–4.24%
Apple Inc.	34,408	3,197,536
EMC Corp.	11,682	307,704
Hewlett-Packard Co.	10,658	358,961
NetApp, Inc.	1,880	68,658
SanDisk Corp.	1,280	133,670
Seagate Technology PLC	1,866	106,026
Western Digital Corp.	1,193	110,114
		4,282,669

Thrifts & Mortgage Finance–0.05%
Hudson City Bancorp, Inc.	2,726	26,797

	Shares	Value
Thrifts & Mortgage Finance–(continued)
People’s United Financial Inc.	1,788	$27,124
		53,921

Tires & Rubber–0.04%
Goodyear Tire & Rubber Co. (The)	1,564	43,448

Tobacco–1.45%
Altria Group, Inc.	11,313	474,467
Lorillard, Inc.	2,056	125,354
Philip Morris International Inc.	8,975	756,682
Reynolds American Inc.	1,767	106,639
		1,463,142

Trading Companies & Distributors–0.16%
Fastenal Co.	1,549	76,660
W.W. Grainger, Inc.	347	88,232
		164,892

Trucking–0.03%
Ryder System, Inc.	308	27,132
Total Common Stocks & Other Equity Interests (Cost $39,143,645)		99,276,573

Money Market Funds–2.09%
Liquid Assets Portfolio– Institutional Class(e)	1,059,132	1,059,132
Premier Portfolio–Institutional Class(e)	1,059,133	1,059,133
Total Money Market Funds (Cost $2,118,265)		2,118,265
TOTAL INVESTMENTS–100.27% (Cost $41,261,910)		101,394,838
OTHER ASSETS LESS LIABILITIES–(0.27)%		(277,744)
NET ASSETS–100.00%		$101,117,094

Investment Abbreviations:

REIT	– Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The Fund’s Adviser is a subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund. See Note 5.
(d)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1I and Note 4.
(e)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Net Assets

as of June 30, 2014

Information Technology	18.5%
Financials	15.5
Health Care	13.1
Consumer Discretionary	11.8
Energy	10.6
Industrials	10.3
Consumer Staples	9.3
Materials	3.4
Utilities	3.2
Telecommunication Services	2.5
Money Market Funds Plus Other Assets Less Liabilities	1.8

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. S&P 500 Index Fund

Statement of Assets and Liabilities

June 30, 2014

(Unaudited)

Statement of Operations

For the six months ended June 30, 2014

(Unaudited)

Assets:
Investments, at value (Cost $39,083,232)	$99,183,783
Investments in affiliates, at value (Cost $2,178,678)	2,211,055
Total investments, at value (Cost $41,261,910)	101,394,838
Receivable for:
Investments sold	140,339
Variation margin — futures	786
Fund shares sold	19,496
Dividends	105,247
Investment for trustee deferred compensation and retirement plans	26,083
Other assets	1,586
Total assets	101,688,375

Liabilities:
Payable for:
Investments purchased	196,983
Fund shares reacquired	222,699
Accrued fees to affiliates	91,479
Accrued trustees’ and officers’ fees and benefits	501
Accrued other operating expenses	26,196
Trustee deferred compensation and retirement plans	33,423
Total liabilities	571,281
Net assets applicable to shares outstanding	$101,117,094

Net assets consist of:
Shares of beneficial interest	$37,032,990
Undistributed net investment income	2,229,546
Undistributed net realized gain	1,711,234
Net unrealized appreciation	60,143,324
$101,117,094

Net Assets:
Series I	$36,717,821
Series II	$64,399,273

Shares outstanding, $0.001 par value per share, with an unlimited number of shares authorized:
Series I	2,060,514
Series II	3,637,052
Series I:
Net asset value per share	$17.82
Series II:
Net asset value per share	$17.71

Investment income:
Dividends (net of foreign withholding taxes of $107)	$996,452
Dividends from affiliates	1,440
Total investment income	997,892

Expenses:
Advisory fees	59,799
Administrative services fees	76,127
Custodian fees	16,493
Distribution fees — Series II	80,038
Transfer agent fees	1,646
Trustees’ and officers’ fees and benefits	13,614
Professional services fees	18,955
Other	23,077
Total expenses	289,749
Less: Fees waived	(467)
Net expenses	289,282
Net investment income	708,610

Realized and unrealized gain (loss) from:
Net realized gain from:
Investment securities	6,231,025
Futures contracts	116,301
6,347,326
Change in net unrealized appreciation (depreciation) of:
Investment securities	(529,706)
Futures contracts	7,641
(522,065)
Net realized and unrealized gain	5,825,261
Net increase in net assets resulting from operations	$6,533,871

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. S&P 500 Index Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2014 and the year ended December 31, 2013

(Unaudited)

	June 30, 2014	December 31, 2013
Operations:
Net investment income	$708,610	$1,494,942
Net realized gain	6,347,326	9,659,017
Change in net unrealized appreciation (depreciation)	(522,065)	16,800,311
Net increase in net assets resulting from operations	6,533,871	27,954,270

Distributions to shareholders from net investment income:
Series I	—	(706,162)
Series ll	—	(1,145,321)
Total distributions from net investment income	—	(1,851,483)

Share transactions–net:
Series l	(2,554,444)	(4,736,982)
Series ll	(7,509,169)	(14,010,408)
Net increase (decrease) in net assets resulting from share transactions	(10,063,613)	(18,747,390)
Net increase (decrease) in net assets	(3,529,742)	7,355,397

Net assets:
Beginning of period	104,646,836	97,291,439
End of period (includes undistributed net investment income of $2,229,546 and $1,520,936, respectively)	$101,117,094	$104,646,836

Notes to Financial Statements

June 30, 2014

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco V.I. S&P 500 Index Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty-four separate portfolios, (each constituting a “Fund”). The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

The Fund’s investment objective is to provide investment results that, before expenses, correspond to the total return (i.e., the combination of capital changes and income) of the Standard & Poor’s 500® Composite Stock Price Index.

The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual

Invesco V.I. S&P 500 Index Fund

trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

Invesco V.I. S&P 500 Index Fund

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
J.	Collateral — To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $2 billion	0.12%
Over $2 billion	0.10%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2015, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 2.00% and Series II shares to 2.25% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2015. The fee waiver agreement cannot be terminated during its term. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.

Further, the Adviser has contractually agreed, through at least June 30, 2016, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended June 30, 2014, the Adviser waived advisory fees of $467.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants;

Invesco V.I. S&P 500 Index Fund

and the servicing of participants’ accounts. Pursuant to such agreement, for the six months ended June 30, 2014, Invesco was paid $24,794 for accounting and fund administrative services and reimbursed $51,333 for services provided by insurance companies.

Also, Invesco has entered into service agreements whereby State Street Bank and Trust Company (“SSB”) serves as the custodian, fund accountant and provides certain administrative services to the Fund.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2014, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2014, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of June 30, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$101,394,838	$—	$—	$101,394,838
Futures*	10,396	—	—	10,396
Total Investments	$101,405,234	$—	$—	$101,405,234

*	Unrealized appreciation.

NOTE 4—Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of June 30, 2014:

	Value
Risk Exposure/Derivative Type	Assets	Liabilities
Equity risk
Futures contracts(a)	$10,396	$—

(a)	Includes cumulative appreciation of futures contracts. Only current day’s variation margin receivable is reported within the Statement of Assets and Liabilities.

Effect of Derivative Investments for the six months ended June 30, 2014

The table below summarizes the gains on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain on Statement of Operations
Futures
Realized Gain
Equity risk	$116,301
Change in Unrealized Appreciation
Equity risk	7,641
Total	$123,942

Invesco V.I. S&P 500 Index Fund

The table below summarizes the average notional value of futures contracts outstanding during the period.

Futures
Average notional value	$1,184,693

Open Futures Contracts at Period-End
Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation
E-Mini S&P 500 Index	Long	22	September-2014	$2,147,640	$10,396

Offsetting Assets and Liabilities

Accounting Standards Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities, which was subsequently clarified in Financial Accounting Standards Board ASU 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” is intended to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting arrangements on the Statement of Assets and Liabilities and to enable investors to better understand the effect of those arrangements on its financial position. In order for an arrangement to be eligible for netting, the Fund must have a basis to conclude that such netting arrangements are legally enforceable. The Fund enters into netting agreements and collateral agreements in an attempt to reduce the Fund’s Counterparty credit risk by providing for a single net settlement with a Counterparty of all financial transactions covered by the agreement in an event of default as defined under such agreement.

There were no derivative instruments subject to a netting agreement for which the Fund is not currently netting. The following tables present derivative instruments that are either subject to an enforceable netting agreement or offset by collateral arrangements as of June 30, 2014.

Assets:
	Gross amounts presented in Statement of Assets & Liabilities		Gross amounts offset in Statement of Assets & Liabilities	Net amounts of assets presented in the Statement of Assets and Liabilities	Collateral Received		Net Amount
Counterparty					Financial Instruments	Cash
Goldman Sachs & Co.	$10,396	*	$—	$10,396	$—	$—	$10,396

*	Includes cumulative appreciation of futures contracts.

NOTE 5—Investments in Affiliates

The Fund’s Adviser is a subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund. The following is a summary of the transactions in, and earnings from, investments in Invesco Ltd. for the six months ended June 30, 2014.

	Value 12/31/13	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value 06/30/14	Dividend Income
Invesco Ltd.	$101,410	$—	$(11,348)	$(176)	$2,904	$92,790	$1,232

NOTE 6—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

Invesco V.I. S&P 500 Index Fund

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in 8 tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of December 31, 2013, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
December 31, 2017	$454,992	$—	$454,992

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2014 was $1,721,627 and $11,963,475, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$56,373,786
Aggregate unrealized (depreciation) of investment securities	(414,411)
Net unrealized appreciation of investment securities	$55,959,375

Cost of investments for tax purposes is $45,435,463.

NOTE 10—Share Information

	Summary of Share Activity
	Six months ended June 30, 2014(a)		Year ended December 31, 2013
	Shares	Amount	Shares	Amount
Sold:
Series I	34,981	$591,325	48,401	$717,236
Series II	200,789	3,456,908	324,206	4,648,129

Issued as reinvestment of dividends:
Series I	—	—	46,336	706,162
Series II	—	—	75,449	1,145,321

Reacquired:
Series I	(186,216)	(3,145,769)	(414,240)	(6,160,380)
Series II	(653,345)	(10,966,077)	(1,351,173)	(19,803,858)
Net increase (decrease) in share activity	(603,791)	$(10,063,613)	(1,271,021)	$(18,747,390)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 90% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Invesco V.I. S&P 500 Index Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(c)
Series I
Six months ended 06/30/14	$16.66	$0.13	$1.03	$1.16	$—	$17.82	6.96%	$36,718	0.42	%(d)	0.42	%(d)	1.58	%(d)	2%
Year ended 12/31/13	12.89	0.24	3.84	4.08	(0.31)	16.66	31.91	36,853	0.41		0.41		1.63		4
Year ended 12/31/12	11.36	0.25	1.54	1.79	(0.26)	12.89	15.77	32,634	0.33		0.39		1.97		4
Year ended 12/31/11	11.42	0.21	(0.04)	0.17	(0.23)	11.36	1.76	32,889	0.28		0.31		1.81		4
Year ended 12/31/10	10.14	0.19	1.29	1.48	(0.20)	11.42	14.87	37,651	0.28		0.42		1.79		6
Year ended 12/31/09	8.27	0.18	1.94	2.12	(0.25)	10.14	26.34	38,873	0.28	(e)	0.28	(e)	2.09	(e)	5
Series II
Six months ended 06/30/14	16.58	0.11	1.02	1.13	—	17.71	6.82	64,399	0.67	(d)	0.67	(d)	1.33	(d)	2
Year ended 12/31/13	12.83	0.20	3.82	4.02	(0.27)	16.58	31.55	67,793	0.66		0.66		1.38		4
Year ended 12/31/12	11.30	0.22	1.54	1.76	(0.23)	12.83	15.52	64,657	0.58		0.64		1.72		4
Year ended 12/31/11	11.35	0.18	(0.03)	0.15	(0.20)	11.30	1.53	67,378	0.53		0.56		1.56		4
Year ended 12/31/10	10.08	0.16	1.28	1.44	(0.17)	11.35	14.58	88,407	0.53		0.67		1.54		6
Year ended 12/31/09	8.21	0.16	1.93	2.09	(0.22)	10.08	26.06	91,515	0.53	(e)	0.53	(e)	1.84	(e)	5

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $35,930 and $64,561 for Series I and Series II shares, respectively.
(e)	The ratios reflect the rebate of certain Fund expenses in connection with investments in an affiliate during the period. The effect of the rebate on the ratios was less than 0.005%.

Invesco V.I. S&P 500 Index Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2014 through June 30, 2014.

The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

Class	Beginning Account Value (01/01/14)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (06/30/14)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/14)	Expenses Paid During Period[2]
Series I	$1,000.00	$1,069.60	$2.16	$1,022.71	$2.11	0.42%
Series II	1,000.00	1,068.20	3.44	1,021.47	3.36	0.67

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2014 through June 30, 2014, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

Invesco V.I. S&P 500 Index Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of Invesco V.I. S&P 500 Index Fund’s (the Fund) investment advisory agreements. During contract renewal meetings held on June 16-17, 2014, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for the Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2014.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the management of a number of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned Invesco Funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether and on what terms to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Lipper Inc. (Lipper), an independent provider of investment company data. The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 17, 2014, and may not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Sub-Committees met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper VA Underlying Funds S&P 500 Funds Index. The Board noted that performance of Series I shares of the Fund was in the third quintile of the performance universe for the one year period, the second quintile for the three year period and the first quintile for the five year period

Invesco V.I. S&P 500 Index Fund

(the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Series I shares of the Fund was at the same performance of the Index for the one year period and above the performance of the Index for the three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Series I shares of the Fund was below the median contractual management fee rate of funds in the expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees, but that Lipper does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least June 30, 2015 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s effective advisory fee rate was the same as the effective advisory fee rate of the other mutual Fund managed by Invesco Advisers with a similar investment process. The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts using an investment process substantially similar to the investment process used for the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule and was assisted in this review by a report from the Senior Officer. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2013. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers and its subsidiaries did not make a profit from managing the Fund as a result of fee and expense waivers. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Lipper and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and that the research received may be used with other clients of Invesco Advisers and may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives periodic reports from the Chief Compliance Officer of the Invesco Funds demonstrating that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisors from the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds are fair and reasonable.

The Board also considered the Fund may use an affiliated broker to execute certain trades for the Fund to among other things, control information leakage, and were advised that such trades would be executed in compliance with rules under the Investment Company Act of 1940, as amended.

Invesco V.I. S&P 500 Index Fund

Semiannual Report to Shareholders	June 30, 2014
Invesco V.I. Small Cap Equity Fund

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund’s Form N-Q filings are available on the SEC website, sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.

Invesco Distributors, Inc.

VISCE-SAR-1

NOT FDIC INSURED   |   MAY LOSE VALUE   |   NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 12/31/13 to 6/30/14, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.

Series I Shares	0.04%
Series II Shares	-0.08
S&P 500 Index‚ (Broad Market Index)	7.14
Russell 2000 Index‚ (Style-Specific Index)	3.19
Lipper VUF Small-Cap Core Funds Index■ (Peer Group Index)	3.19
Source(s): ‚FactSet Research Systems Inc.; ■Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

    The Russell 2000® Index is an unmanaged index considered representative of small-cap stocks. The Russell 2000 Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

    The Lipper VUF Small-Cap Core Funds Index is an unmanaged index considered representative of small-cap core variable insurance underlying funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

 Average Annual Total Returns

 As of 6/30/14

Series I Shares
Inception (8/29/03)	9.86%
10 Years	8.70
5 Years	18.47
1 Year	19.77

Series II Shares
Inception (8/29/03)	9.61%
10 Years	8.44
5 Years	18.17
1 Year	19.48

The performance of the Fund’s Series I and Series II share classes will differ primarily due to different class expenses.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 1.05% and 1.30%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Invesco V.I. Small Cap Equity Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.

    The most recent month-end performance at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

    Had the adviser not waived fees and/or reimbursed expenses in the past, performance would have been lower.

Invesco V.I. Small Cap Equity Fund

Schedule of Investments(a)

June 30, 2014

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–97.31%
Apparel, Accessories & Luxury Goods–1.15%
Columbia Sportswear Co.	51,084	$4,222,093

Application Software–4.35%
Bottomline Technologies (de), Inc.(b)	108,565	3,248,265
Cadence Design Systems, Inc.(b)	218,210	3,816,493
Informatica Corp.(b)	42,387	1,511,097
MicroStrategy Inc.–Class A(b)	27,105	3,811,505
SS&C Technologies Holdings, Inc.(b)	81,851	3,619,451
		16,006,811

Asset Management & Custody Banks–1.91%
Artisan Partners Asset Management, Inc.–Class A	61,015	3,458,330
Janus Capital Group Inc.	284,616	3,552,008
		7,010,338

Auto Parts & Equipment–1.14%
TRW Automotive Holdings Corp.(b)	46,631	4,174,407

Automobile Manufacturers–1.02%
Thor Industries, Inc.	66,083	3,758,140

Automotive Retail–1.16%
Penske Automotive Group, Inc.	86,060	4,259,970

Biotechnology–0.90%
Cubist Pharmaceuticals, Inc.(b)	47,615	3,324,479

Broadcasting–0.94%
Nexstar Broadcasting Group, Inc.–Class A(c)	67,343	3,475,572

Building Products–1.97%
Apogee Enterprises, Inc.	103,845	3,620,037
Trex Co., Inc.(b)	125,506	3,617,083
		7,237,120

Communications Equipment–2.49%
ARRIS Group Inc.(b)	127,705	4,154,244
Finisar Corp.(b)	135,731	2,680,687
JDS Uniphase Corp.(b)	187,459	2,337,614
		9,172,545

Construction & Engineering–1.99%
Dycom Industries, Inc.(b)	114,572	3,587,249
Primoris Services Corp.	129,399	3,731,867
		7,319,116

Construction Materials–1.16%
Eagle Materials Inc.	45,223	4,263,624

Data Processing & Outsourced Services–1.45%
Jack Henry & Associates, Inc.	66,499	3,952,036
MAXIMUS, Inc.	31,755	1,366,100
		5,318,136

	Shares	Value
Diversified Chemicals–0.91%
FMC Corp.	46,804	$3,331,977

Diversified REIT’s–0.51%
Cousins Properties, Inc.	150,300	1,871,235

Electrical Components & Equipment–1.30%
EnerSys	69,584	4,786,683

Electronic Components–1.00%
Belden Inc.	47,037	3,676,412

Electronic Equipment & Instruments–1.62%
Coherent, Inc.(b)	49,050	3,245,638
FEI Co.	29,861	2,709,289
		5,954,927

Electronic Manufacturing Services–1.09%
Sanmina Corp.(b)	176,567	4,022,196

Environmental & Facilities Services–2.05%
Team, Inc.(b)	84,545	3,468,036
Waste Connections, Inc.	84,167	4,086,308
		7,554,344

Food Distributors–0.77%
United Natural Foods, Inc.(b)	43,278	2,817,398

Gas Utilities–1.08%
UGI Corp.	78,830	3,980,915

Health Care Distributors–0.83%
PharMerica Corp.(b)	107,105	3,062,132

Health Care Equipment–1.96%
Globus Medical, Inc.–Class A(b)	153,142	3,663,157
Wright Medical Group, Inc.(b)	113,195	3,554,323
		7,217,480

Health Care Facilities–3.02%
Community Health Systems Inc.(b)	80,815	3,666,577
Kindred Healthcare, Inc.	149,691	3,457,862
LifePoint Hospitals, Inc.(b)	64,099	3,980,548
		11,104,987

Health Care Services–0.54%
Premier Inc.–Class A(b)	68,348	1,982,092

Health Care Supplies–1.70%
Alere, Inc.(b)	105,944	3,964,424
Haemonetics Corp.(b)	64,821	2,286,885
		6,251,309

Health Care Technology–0.07%
HMS Holdings Corp.(b)	12,693	259,064

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Small Cap Equity Fund

	Shares	Value
Home Furnishings–0.80%
La-Z-Boy Inc.	126,826	$2,938,558

Homebuilding–1.00%
Beazer Homes USA, Inc.(b)	175,899	3,690,361

Homefurnishing Retail–0.53%
Pier 1 Imports, Inc.	127,524	1,965,145

Hotel and Resort REIT’s–1.12%
LaSalle Hotel Properties	116,588	4,114,390

Industrial Machinery–2.24%
Albany International Corp.–Class A	12,562	476,853
TriMas Corp.(b)	99,790	3,804,993
Watts Water Technologies, Inc.–Class A	64,214	3,963,930
		8,245,776

Internet Software & Services–1.36%
Conversant, Inc.(b)(c)	137,708	3,497,783
SciQuest, Inc.(b)	85,440	1,511,434
		5,009,217

Investment Banking & Brokerage–2.12%
E*TRADE Financial Corp.(b)	187,548	3,987,270
Evercore Partners Inc.–Class A	66,136	3,812,079
		7,799,349

IT Consulting & Other Services–0.96%
CACI International Inc.–Class A(b)	50,544	3,548,694

Life & Health Insurance–0.95%
StanCorp Financial Group, Inc.	54,772	3,505,408

Life Sciences Tools & Services–1.98%
Charles River Laboratories International, Inc.(b)	59,162	3,166,350
ICON PLC (Ireland)(b)	87,678	4,130,511
		7,296,861

Multi-Line Insurance–1.03%
American Financial Group, Inc.	63,736	3,796,116

Office REIT’s–0.99%
Douglas Emmett, Inc.	129,600	3,657,312

Office Services & Supplies–1.00%
Interface, Inc.	195,602	3,685,142

Oil & Gas Drilling–1.28%
Precision Drilling Corp. (Canada)	332,061	4,701,984

Oil & Gas Equipment & Services–2.56%
Dresser-Rand Group, Inc.(b)	43,998	2,803,992
Forum Energy Technologies Inc.(b)	84,342	3,072,579
Helix Energy Solutions Group Inc.(b)	135,099	3,554,455
		9,431,026

	Shares	Value
Oil & Gas Exploration & Production–2.58%
Energen Corp.	20,595	$1,830,484
Rosetta Resources, Inc.(b)	55,355	3,036,222
Ultra Petroleum Corp.(b)(c)	155,705	4,622,881
		9,489,587

Oil & Gas Storage & Transportation–1.66%
Scorpio Tankers Inc.	393,046	3,997,278
SemGroup Corp.–Class A	26,510	2,090,313
		6,087,591

Packaged Foods & Meats–0.79%
TreeHouse Foods, Inc.(b)	36,307	2,907,101

Paper Packaging–1.53%
Graphic Packaging Holding Co.(b)	481,083	5,628,671

Pharmaceuticals–2.13%
Endo International PLC(b)	49,895	3,493,648
Impax Laboratories, Inc.(b)	144,453	4,332,145
		7,825,793

Real Estate Services–2.13%
Jones Lang LaSalle Inc.	32,838	4,150,395
Kennedy-Wilson Holdings Inc.	137,223	3,680,321
		7,830,716

Regional Banks–8.11%
BancorpSouth, Inc.	148,856	3,657,392
CVB Financial Corp.	228,741	3,666,718
East West Bancorp, Inc.	104,980	3,673,250
Glacier Bancorp, Inc.	139,074	3,946,920
IBERIABANK Corp.	55,311	3,826,968
PacWest Bancorp	91,987	3,971,079
Texas Capital Bancshares, Inc.(b)	63,585	3,430,411
Western Alliance Bancorp(b)	153,586	3,655,347
		29,828,085

Restaurants–3.73%
Cracker Barrel Old Country Store, Inc.	31,639	3,150,295
DineEquity, Inc.	36,834	2,927,935
Papa John’s International, Inc.	88,894	3,768,217
Red Robin Gourmet Burgers Inc.(b)	54,671	3,892,575
		13,739,022

Semiconductor Equipment–0.79%
Entegris Inc.(b)	21,237	291,902
Veeco Instruments Inc.(b)	70,210	2,616,025
		2,907,927

Semiconductors–2.78%
Fairchild Semiconductor International, Inc.(b)	186,581	2,910,664
Integrated Device Technology, Inc.(b)	249,360	3,855,106
Power Integrations, Inc.	60,425	3,476,854
		10,242,624

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Small Cap Equity Fund

	Shares	Value
Specialty Chemicals–1.14%
Minerals Technologies Inc.	63,863	$4,188,136

Specialty Stores–0.60%
GNC Holdings, Inc.–Class A	64,192	2,188,947

Steel–1.12%
Haynes International, Inc.	72,905	4,125,694

Technology Distributors–1.02%
Tech Data Corp.(b)	59,873	3,743,260

Technology Hardware, Storage & Peripherals–1.25%
Cray, Inc.(b)	172,263	4,582,196

Trading Companies & Distributors–1.46%
Beacon Roofing Supply, Inc.(b)	77,753	2,575,180
MRC Global Inc.(b)	98,801	2,795,080
		5,370,260

Trucking–4.49%
Celadon Group, Inc.	162,924	3,473,539
Heartland Express, Inc.	177,323	3,784,073
Landstar System, Inc.	61,941	3,964,224

	Shares	Value
Trucking–(continued)
Old Dominion Freight Line, Inc.(b)	83,041	$5,288,051
		16,509,887
Total Common Stocks & Other Equity Interests (Cost $263,063,948)		357,996,338

Money Market Funds–1.08%
Liquid Assets Portfolio–Institutional Class(d)	1,989,402	1,989,402
Premier Portfolio–Institutional Class(d)	1,989,402	1,989,402
Total Money Market Funds (Cost $3,978,804)		3,978,804
TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–98.39% (Cost $267,042,752)		361,975,142

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.82%
Liquid Assets Portfolio–Institutional Class (Cost $6,688,590)(d)(e)	6,688,590	6,688,590
TOTAL INVESTMENTS–100.21% (Cost $273,731,342)		368,663,732
OTHER ASSETS LESS LIABILITIES–(0.21)%		(768,300)
NET ASSETS–100.00%		$367,895,432

Investment Abbreviations:

REIT	– Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at June 30, 2014.
(d)	The money market fund and the Fund are affiliated by having the same investment adviser.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I. The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of June 30, 2014.

Counterparty	Gross Amount of Securities on Loan at Value	Cash Collateral Received for Securities Loaned*	Net Amount
Brown Brothers Harriman	$6,685,484	$(6,685,484)	$—

*	Amount does not include excess collateral received.

Portfolio Composition

By sector, based on Net Assets

as of June 30, 2014

Information Technology	19.2%
Financials	18.9
Industrials	17.5
Health Care	13.1
Consumer Discretionary	12.1
Energy	7.6
Materials	5.8
Utilities	1.6
Consumer Staples	1.5
Money Market Funds Plus Other Assets Less Liabilities	2.7

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Small Cap Equity Fund

Statement of Assets and Liabilities

June 30, 2014

(Unaudited)

Statement of Operations

For the six months ended June 30, 2014

(Unaudited)

Assets:
Investments, at value (Cost $263,063,948)*	$357,996,338
Investments in affiliated money market funds, at value and cost	10,667,394
Total investments, at value (Cost $273,731,342)	368,663,732
Receivable for:
Investments sold	9,223,986
Fund shares sold	430,897
Dividends	175,566
Investment for trustee deferred compensation and retirement plans	72,321
Total assets	378,566,502

Liabilities:
Payable for:
Investments purchased	2,889,936
Fund shares reacquired	457,316
Collateral upon return of securities loaned	6,688,590
Accrued fees to affiliates	527,966
Accrued trustees’ and officers’ fees and benefits	571
Accrued other operating expenses	26,171
Trustee deferred compensation and retirement plans	80,520
Total liabilities	10,671,070
Net assets applicable to shares outstanding	$367,895,432

Net assets consist of:
Shares of beneficial interest	$204,903,866
Undistributed net investment income (loss)	(668,715)
Undistributed net realized gain	68,727,891
Net unrealized appreciation	94,932,390
$367,895,432

Net Assets:
Series I	$227,370,663
Series II	$140,524,769

Shares outstanding, $0.001 par value per share, with an unlimited number of shares authorized:
Series I	8,934,687
Series II	5,660,038
Series I:
Net asset value per share	$25.45
Series II:
Net asset value per share	$24.83

*	At June 30, 2014, securities with an aggregate value of $6,685,484 were on loan to brokers.

Investment income:
Dividends (net of foreign withholding taxes of $2,778)	$1,497,249
Dividends from affiliated money market funds (includes securities lending income of $11,560)	12,356
Total investment income	1,509,605

Expenses:
Advisory fees	1,370,977
Administrative services fees	487,526
Custodian fees	13,135
Distribution fees — Series II	166,007
Transfer agent fees	20,610
Trustees’ and officers’ fees and benefits	15,008
Other	38,908
Total expenses	2,112,171
Less: Fees waived	(3,102)
Net expenses	2,109,069
Net investment income (loss)	(599,464)

Realized and unrealized gain (loss) from:
Net realized gain from investment securities (includes net gains from securities sold to affiliates of $140,161)	37,893,833
Change in net unrealized appreciation (depreciation) of investment securities	(38,156,201)
Net realized and unrealized gain (loss)	(262,368)
Net increase (decrease) in net assets resulting from operations	$(861,832)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Small Cap Equity Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2014 and the year ended December 31, 2013

(Unaudited)

	June 30, 2014	December 31, 2013
Operations:
Net investment income (loss)	$(599,464)	$(839,814)
Net realized gain	37,893,833	32,663,306
Change in net unrealized appreciation (depreciation)	(38,156,201)	73,797,391
Net increase (decrease) in net assets resulting from operations	(861,832)	105,620,883

Distributions to shareholders from net investment income
Series l	—	(18,704)

Distributions to shareholders from net realized gains:
Series l	—	(2,245,454)
Series ll	—	(1,170,993)
Total distributions from net realized gains	—	(3,416,447)

Share transactions–net:
Series l	(34,017,666)	(13,141,327)
Series ll	5,987,731	19,081,654
Net increase (decrease) in net assets resulting from share transactions	(28,029,935)	5,940,327
Net increase (decrease) in net assets	(28,891,767)	108,126,059

Net assets:
Beginning of period	396,787,199	288,661,140
End of period (includes undistributed net investment income (loss) of $(668,715) and $(69,251), respectively)	$367,895,432	$396,787,199

Notes to Financial Statements

June 30, 2014

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco V.I. Small Cap Equity Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty-four separate portfolios, (each constituting a “Fund”). The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect

Invesco V.I. Small Cap Equity Fund

appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service.

Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain

Invesco V.I. Small Cap Equity Fund

tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
J.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

K.	Forward Foreign Currency Contracts — The Fund may enter into forward foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A forward foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

Invesco V.I. Small Cap Equity Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $250 million	0.745%
Next $250 million	0.73%
Next $500 million	0.715%
Next $1.5 billion	0.70%
Next $2.5 billion	0.685%
Next $2.5 billion	0.67%
Next $2.5 billion	0.655%
Over $10 billion	0.64%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2015, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 2.00% and Series II shares to 2.25% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2015. The fee waiver agreement cannot be terminated during its term. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.

Further, the Adviser has contractually agreed, through at least June 30, 2016, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended June 30, 2014, the Adviser waived advisory fees of $3,102.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants’ accounts. Pursuant to such agreement, for the six months ended June 30, 2014, Invesco was paid $45,089 for accounting and fund administrative services and reimbursed $442,437 for services provided by insurance companies.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2014, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2014, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Invesco V.I. Small Cap Equity Fund

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of June 30, 2014, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2014, the Fund engaged in securities sales of $3,078,918, which resulted in net realized gains of $140,161.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in 8 tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of December 31, 2013.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2014 was $93,807,007 and $126,651,048, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$98,840,755
Aggregate unrealized (depreciation) of investment securities	(4,592,478)
Net unrealized appreciation of investment securities	$94,248,277

Cost of investments for tax purposes is $274,415,455.

Invesco V.I. Small Cap Equity Fund

NOTE 9—Share Information

	Summary of Share Activity
	Six months ended June 30, 2014(a)		Year ended December 31, 2013
	Shares	Amount	Shares	Amount
Sold:
Series I	664,738	$16,564,211	2,964,453	$66,823,332
Series II	633,231	15,371,035	1,547,577	33,492,296

Issued as reinvestment of dividends:
Series I	—	—	97,551	2,264,158
Series II	—	—	51,608	1,170,993

Reacquired:
Series I	(2,038,171)	(50,581,877)	(3,750,878)	(82,228,817)
Series II	(386,144)	(9,383,304)	(725,014)	(15,581,635)
Net increase (decrease) in share activity	(1,126,346)	$(28,029,935)	185,297	$5,940,327

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 64% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover(c)
Series I
Six months ended 06/30/14	$25.44	$(0.03)	$0.04	$0.01	$—	$—	$—	$25.45	0.04%	$227,371	1.05	%(d)	1.05	%(d)	(0.23	)%(d)	25%
Year ended 12/31/13	18.69	(0.04)	7.02	6.98	(0.00)	(0.23)	(0.23)	25.44	37.47	262,261	1.05		1.05		(0.17)		35
Year ended 12/31/12	16.41	0.01	2.27	2.28	—	—	—	18.69	13.89	205,566	1.06		1.06		0.05		36
Year ended 12/31/11	16.53	(0.05)	(0.07)	(0.12)	—	—	—	16.41	(0.73)	217,287	1.06		1.06		(0.27)		61
Year ended 12/31/10	12.86	(0.02)	3.69	3.67	—	—	—	16.53	28.54	220,925	1.07		1.07		(0.11)		46
Year ended 12/31/09	10.62	(0.00)	2.26	2.26	(0.02)	—	(0.02)	12.86	21.29	178,949	1.09		1.09		(0.01)		46
Series II
Six months ended 06/30/14	24.85	(0.06)	0.04	(0.02)	—	—	—	24.83	(0.08)	140,525	1.30	(d)	1.30	(d)	(0.48	)(d)	25
Year ended 12/31/13	18.31	(0.09)	6.86	6.77	—	(0.23)	(0.23)	24.85	37.08	134,526	1.30		1.30		(0.42)		35
Year ended 12/31/12	16.11	(0.03)	2.23	2.20	—	—	—	18.31	13.66	83,096	1.31		1.31		(0.20)		36
Year ended 12/31/11	16.27	(0.09)	(0.07)	(0.16)	—	—	—	16.11	(0.98)	54,691	1.31		1.31		(0.52)		61
Year ended 12/31/10	12.69	(0.05)	3.63	3.58	—	—	—	16.27	28.21	33,670	1.32		1.32		(0.36)		46
Year ended 12/31/09	10.51	(0.03)	2.23	2.20	(0.02)	—	(0.02)	12.69	20.90	14,048	1.34		1.34		(0.26)		46

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $239,680 and $133,906 for Series I and Series II shares, respectively.

Invesco V.I. Small Cap Equity Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2014 through June 30, 2014.

The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

Class	Beginning Account Value (01/01/14)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (06/30/14)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/14)	Expenses Paid During Period[2]
Series I	$1,000.00	$1,000.40	$5.21	$1,019.59	$5.26	1.05%
Series II	1,000.00	999.20	6.44	1,018.35	6.51	1.30

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2014 through June 30, 2014, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

Invesco V.I. Small Cap Equity Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of Invesco V.I. Small Cap Equity Fund’s (the Fund) investment advisory agreements. During contract renewal meetings held on June 16-17, 2014, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for the Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2014.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that the continuation of the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the management of a number of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned Invesco Funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether and on what terms to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Lipper Inc. (Lipper), an independent provider of investment company data. The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 17, 2014, and may not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Sub-Committees met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper VA Underlying Funds Small-Cap Core Funds Index. The Board noted that performance of Series I shares of the Fund was in the fourth quintile of the performance universe for the one and five year periods and the second quintile for the three year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Series I shares of the Fund was above the performance of the Index for the one and three year periods and below the performance of the Index for the five year period. The Trustees also reviewed more recent Fund

Invesco V.I. Small Cap Equity Fund

performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Series I shares of the Fund was below the median contractual management fee rate of funds in the expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees, but that Lipper does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least June 30, 2015 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee rate waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates that are managed using an investment process substantially similar to the investment process used for the Fund. The Board noted that the Fund’s effective advisory fee rate was above the effective advisory fee rate of one mutual fund advised by Invesco Advisers. The Board also noted that Invesco Advisers sub-advises mutual funds using a substantially similar investment process and that the sub-advisory effective fee rate was below the effective advisory fee rate of the Fund.

The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to client accounts that are managed using an investment process substantially similar to the investment process for the Fund. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients. Invesco Advisers reviewed with the Board the significantly greater scope of services it provides to the Invesco Funds relative to certain other client accounts. These additional services include provision of administrative services, officers and office space, oversight of service providers, preparation of annual registration statement updates and financial information and regulatory compliance under the Investment Company Act of 1940, as amended. Invesco Advisers also reviewed generally the higher frequency of shareholder purchases and redemptions in the Invesco Funds relative to the flow of assets for other client accounts. Invesco Advisers advised the Board that advance notice of redemptions is often provided to Invesco Advisers by institutional clients. The Board did note that sub-advisory fee rates charged by the Affiliated Sub-Advisers to manage the Invesco Funds and to manage other client accounts tended to be more comparable, reflecting a more comparable scope of services. The Board concluded that the aggregate services provided to the Invesco Funds were sufficiently different from those provided to institutional clients to support the difference in fees.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule and was assisted in this review by a report from the Senior Officer. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2013. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Lipper and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and that the research received may be used with other clients of Invesco Advisers and may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives periodic reports from the Chief Compliance Officer of the Invesco Funds demonstrating that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisors from the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds are fair and reasonable.

The Board also considered the Fund may use an affiliated broker to execute certain trades for the Fund to among other things, control information leakage, and were advised that such trades would be executed in compliance with rules under the Investment Company Act of 1940, as amended.

Invesco V.I. Small Cap Equity Fund

Semiannual Report to Shareholders	June 30, 2014
Invesco V.I. Technology Fund

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund’s Form N-Q filings are available on the SEC website, sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.

Invesco Distributors, Inc.

I-VITEC-SAR-1

NOT FDIC INSURED   |   MAY LOSE VALUE   |   NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 12/31/13 to 6/30/14, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.

Series I Shares	6.28%
Series II Shares	6.19
S&P 500 Index‚ (Broad Market Index)	7.14
Bank of America Merrill Lynch 100 Technology Index (price only)■ (Style-Specific Index)	4.98
Lipper VUF Science & Technology Funds Classification Averagew (Peer Group)	6.87
Source(s): ‚FactSet Research Systems Inc.; ■Bloomberg LP; wLipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

    The Bank of America Merrill Lynch 100 Technology Index (price only) is an unmanaged, price-only equal-dollar-weighted index of 100 stocks designed to measure the performance of a cross section of large, actively traded technology stocks and American Depositary Receipts.

    The Lipper VUF Science & Technology Funds Classification Average represents an average of all variable insurance underlying funds in the Lipper Science & Technology Funds classification.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

 Average Annual Total Returns

 As of 6/30/14

Series I Shares
Inception (5/20/97)	4.90%
10 Years	6.64
5 Years	17.08
1 Year	27.27

Series II Shares
Inception (4/30/04)	6.91%
10 Years	6.37
5 Years	16.80
1 Year	26.97

The performance of the Fund’s Series I and Series II share classes will differ primarily due to different class expenses.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 1.17% and 1.42%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Invesco V.I. Technology Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.

    The most recent month-end performance at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

Invesco V.I. Technology Fund

Schedule of Investments(a)

June 30, 2014

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–98.46%
Application Software–7.66%
Aspen Technology, Inc.(b)	23,682	$1,098,845
Monitise PLC (United Kingdom)(b)	2,816,090	2,487,405
Salesforce.com, Inc.(b)	72,179	4,192,156
SS&C Technologies Holdings, Inc.(b)	11,875	525,113
		8,303,519

Biotechnology–10.54%
Alkermes PLC(b)	35,584	1,790,943
Amgen Inc.	8,655	1,024,492
Biogen Idec Inc.(b)	5,473	1,725,692
Celgene Corp.(b)	19,842	1,704,031
Gilead Sciences, Inc.(b)	62,466	5,179,056
		11,424,214

Cable & Satellite–3.80%
DISH Network Corp.–Class A(b)	63,347	4,122,623

Communications Equipment–9.44%
ARRIS Group Inc.(b)	87,671	2,851,938
F5 Networks, Inc.(b)	18,051	2,011,603
Palo Alto Networks, Inc.(b)	20,368	1,707,857
QUALCOMM, Inc.	46,243	3,662,445
		10,233,843

Consumer Electronics–0.45%
Harman International Industries, Inc.	4,596	493,748

Data Processing & Outsourced Services–9.07%
Alliance Data Systems Corp.(b)	12,035	3,384,844
MasterCard, Inc.–Class A	56,088	4,120,785
Visa Inc.–Class A	11,041	2,326,449
		9,832,078

Electronic Manufacturing Services–0.62%
Sanmina Corp.(b)	29,390	669,504

Health Care Technology–2.09%
IMS Health Holdings, Inc.(b)	88,078	2,261,843

Home Entertainment Software–1.02%
Activision Blizzard, Inc.	49,761	1,109,670

Internet Retail–4.57%
Amazon.com, Inc.(b)	5,195	1,687,232
Priceline Group Inc. (The)(b)	2,170	2,610,510
TripAdvisor Inc.(b)	6,063	658,806
		4,956,548

	Shares	Value
Internet Software & Services–17.36%
Facebook Inc.–Class A(b)	92,649	$6,234,351
Google Inc.–Class A(b)	6,702	3,918,458
Google Inc.–Class C(b)	6,702	3,855,527
Yelp Inc.(b)	62,715	4,808,986
		18,817,322

IT Consulting & Other Services–1.23%
Cognizant Technology Solutions Corp.–Class A(b)	27,247	1,332,651

Life Sciences Tools & Services–1.44%
Thermo Fisher Scientific, Inc.	13,263	1,565,034

Pharmaceuticals–2.16%
Actavis PLC(b)	8,090	1,804,474
Bristol-Myers Squibb Co.	11,080	537,491
		2,341,965

Semiconductor Equipment–1.00%
Applied Materials, Inc.	48,183	1,086,527

Semiconductors–11.44%
Altera Corp.	19,185	666,871
ARM Holdings PLC–ADR (United Kingdom)	11,898	538,265
Atmel Corp.(b)	87,408	819,013
Avago Technologies Ltd. (Singapore)	37,147	2,677,184
Lattice Semiconductor Corp.(b)	107,731	888,781
NXP Semiconductors N.V. (Netherlands)(b)	50,531	3,344,142
Skyworks Solutions, Inc.	30,336	1,424,579
Synaptics Inc.(b)	9,853	893,076
Texas Instruments Inc.	23,970	1,145,526
		12,397,437

Systems Software–3.79%
ServiceNow, Inc.(b)	23,933	1,482,889
VMware, Inc.–Class A(b)	27,132	2,626,649
		4,109,538

Technology Hardware, Storage & Peripherals–7.01%
Apple Inc.	73,720	6,850,799
Cray, Inc.(b)	28,206	750,280
		7,601,079

Wireless Telecommunication Services–3.77%
Sprint Corp.(b)	478,742	4,083,669
Total Common Stocks & Other Equity Interests (Cost $75,049,426)		106,742,812

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Technology Fund

	Shares	Value
Money Market Funds–1.46%
Liquid Assets Portfolio–Institutional Class(c)	790,426	$790,426
Premier Portfolio–Institutional Class(c)	790,426	790,426
Total Money Market Funds (Cost $1,580,852)		1,580,852
TOTAL INVESTMENTS–99.92% (Cost $76,630,278)		108,323,664
OTHER ASSETS LESS LIABILITIES–0.08%		87,991
NET ASSETS–100.00%		$108,411,655

Investment Abbreviations:

ADR	– American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Net Assets

as of June 30, 2014

Information Technology	69.7%
Health Care	16.2
Consumer Discretionary	8.8
Telecommunication Services	3.8
Money Market Funds Plus Other Assets Less Liabilities	1.5

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Technology Fund

Statement of Assets and Liabilities

June 30, 2014

(Unaudited)

Statement of Operations

For the six months ended June 30, 2014

(Unaudited)

Assets:
Investments, at value (Cost $75,049,426)	$106,742,812
Investments in affiliated money market funds, at value and cost	1,580,852
Total investments, at value (Cost $76,630,278)	108,323,664
Foreign currencies, at value (Cost $1,242)	2,472
Receivable for:
Investments sold	701,173
Fund shares sold	12,807
Dividends	1,818
Investment for trustee deferred compensation and retirement plans	66,790
Total assets	109,108,724

Liabilities:
Payable for:
Investments purchased	219,101
Fund shares reacquired	250,386
Accrued fees to affiliates	132,078
Accrued trustees’ and officers’ fees and benefits	527
Accrued other operating expenses	22,445
Trustee deferred compensation and retirement plans	72,532
Total liabilities	697,069
Net assets applicable to shares outstanding	$108,411,655

Net assets consist of:
Shares of beneficial interest	$61,282,294
Undistributed net investment income	1,763,462
Undistributed net realized gain	13,672,397
Net unrealized appreciation	31,693,502
$108,411,655

Net Assets:
Series I	$104,524,191
Series II	$3,887,464

Shares outstanding, $0.001 par value per share, with an unlimited number of shares authorized:
Series I	5,064,407
Series II	193,736
Series I:
Net asset value per share	$20.64
Series II:
Net asset value per share	$20.07

Investment income:
Dividends	$268,125
Dividends from affiliated money market funds (includes securities lending income of $2,798)	3,336
Total investment income	271,461

Expenses:
Advisory fees	395,522
Administrative services fees	154,343
Custodian fees	4,825
Distribution fees — Series II	4,310
Transfer agent fees	12,385
Trustees’ and officers’ fees and benefits	13,241
Other	27,818
Total expenses	612,444
Less: Fees waived	(1,908)
Net expenses	610,536
Net investment income (loss)	(339,075)

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities (includes net gains from securities sold to affiliates of $22,336)	4,802,995
Foreign currencies	(3,409)
4,799,586
Change in net unrealized appreciation of:
Investment securities	1,976,237
Foreign currencies	116
1,976,353
Net realized and unrealized gain	6,775,939
Net increase in net assets resulting from operations	$6,436,864

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Technology Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2014 and the year ended December 31, 2013

(Unaudited)

	June 30, 2014	December 31, 2013
Operations:
Net investment income (loss)	$(339,075)	$(401,721)
Net realized gain	4,799,586	9,373,941
Change in net unrealized appreciation	1,976,353	13,198,790
Net increase in net assets resulting from operations	6,436,864	22,171,010

Distributions to shareholders from net realized gains:
Series l	—	(7,820,860)
Series ll	—	(230,772)
Total distributions from net realized gains	—	(8,051,632)

Share transactions–net:
Series l	(4,848,928)	(5,971,175)
Series ll	472,918	713,763
Net increase (decrease) in net assets resulting from share transactions	(4,376,010)	(5,257,412)
Net increase in net assets	2,060,854	8,861,966

Net assets:
Beginning of period	106,350,801	97,488,835
End of period (includes undistributed net investment income of $1,763,462 and $2,102,537, respectively)	$108,411,655	$106,350,801

Notes to Financial Statements

June 30, 2014

(unaudited)

NOTE 1—Significant Accounting Policies

Invesco V.I. Technology Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty-four separate portfolios, (each constituting a “Fund”). The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual

Invesco V.I. Technology Fund

trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

Invesco V.I. Technology Fund

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
J.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

K.	Forward Foreign Currency Contracts — The Fund may enter into forward foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A forward foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
L.	Other Risks —The Fund’s investments are concentrated in a comparatively narrow segment of the economy, which may make the Fund more volatile.

Many products and services offered in technology-related industries are subject to rapid obsolescence, which may lower the value of the issuers in this sector.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $250 million	0.75%
Next $250 million	0.74%

Invesco V.I. Technology Fund

Average Daily Net Assets	Rate
Next $500 million	0.73%
Next $1.5 billion	0.72%
Next $2.5 billion	0.71%
Next $2.5 billion	0.70%
Next $2.5 billion	0.69%
Over $10 billion	0.68%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2015, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 2.00% and Series II shares to 2.25% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2015. The fee waiver agreement cannot be terminated during its term. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.

Further, the Adviser has contractually agreed, through at least June 30, 2016, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended June 30, 2014, the Adviser waived advisory fees of $1,908.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants’ accounts. Pursuant to such agreement, for the six months ended June 30, 2014, Invesco was paid $24,794 for accounting and fund administrative services and reimbursed $129,549 for services provided by insurance companies.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2014, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2014, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.

For the six months ended June 30, 2014, the Fund incurred $877 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Invesco V.I. Technology Fund

The following is a summary of the tiered valuation input levels, as of June 30, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$105,836,259	$2,487,405	$—	$108,323,664

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2014, the Fund engaged in securities sales of $966,941, which resulted in net realized gains of $22,336.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in 8 tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of December 31, 2013.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2014 was $52,707,892 and $57,566,094, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$34,652,761
Aggregate unrealized (depreciation) of investment securities	(893,106)
Net unrealized appreciation of investment securities	$33,759,655

Cost of investments for tax purposes is $74,564,009.

Invesco V.I. Technology Fund

NOTE 9—Share Information

	Summary of Share Activity
	Six months ended June 30, 2014(a)		Year ended December 31, 2013
	Shares	Amount	Shares	Amount
Sold:
Series I	315,629	$6,284,907	448,059	$8,062,294
Series II	46,477	887,347	51,711	908,329

Issued as reinvestment of dividends:
Series I	—	—	434,492	7,820,860
Series II	—	—	13,157	230,772

Reacquired:
Series I	(563,969)	(11,133,835)	(1,221,518)	(21,854,329)
Series II	(22,030)	(414,429)	(23,922)	(425,338)
Net increase (decrease) in share activity	(223,893)	$(4,376,010)	(298,021)	$(5,257,412)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 64% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover(c)
Series I
Six months ended 06/30/14	$19.42	$(0.06)	$1.28	$1.22	$—	$—	$—	$20.64	6.28%	$104,524	1.15	%(d)	1.15	%(d)	(0.64	)%(d)	51%
Year ended 12/31/13	16.87	(0.07)	4.19	4.12	—	(1.57)	(1.57)	19.42	25.14	103,151	1.17		1.17		(0.40)		45
Year ended 12/31/12	15.16	(0.07)	1.78	1.71	—	—	—	16.87	11.28	95,371	1.16		1.16		(0.42)		42
Year ended 12/31/11	16.00	(0.10)	(0.71)	(0.81)	(0.03)	—	(0.03)	15.16	(5.05)	100,579	1.12		1.12		(0.62)		41
Year ended 12/31/10	13.19	0.02	2.79	2.81	—	—	—	16.00	21.30	128,304	1.14		1.14		0.18		43
Year ended 12/31/09	8.38	(0.03)	4.84	4.81	—	—	—	13.19	57.40	119,369	1.18		1.19		(0.27)		42
Series II
Six months ended 06/30/14	18.90	(0.08)	1.25	1.17	—	—	—	20.07	6.19	3,887	1.40	(d)	1.40	(d)	(0.89	)(d)	51
Year ended 12/31/13	16.50	(0.12)	4.09	3.97	—	(1.57)	(1.57)	18.90	24.79	3,200	1.42		1.42		(0.65)		45
Year ended 12/31/12	14.86	(0.11)	1.75	1.64	—	—	—	16.50	11.04	2,118	1.41		1.41		(0.67)		42
Year ended 12/31/11	15.71	(0.14)	(0.70)	(0.84)	(0.01)	—	(0.01)	14.86	(5.32)	1,613	1.37		1.37		(0.87)		41
Year ended 12/31/10	12.98	(0.01)	2.74	2.73	—	—	—	15.71	21.03	1,198	1.39		1.39		(0.07)		43
Year ended 12/31/09	8.26	(0.06)	4.78	4.72	—	—	—	12.98	57.14	417	1.43		1.44		(0.52)		42

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $102,871 and $3,476 for Series I and Series II, respectively.

Invesco V.I. Technology Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2014 through June 30, 2014.

The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

Class	Beginning Account Value (01/01/14)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (06/30/14)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/14)	Expenses Paid During Period[2]
Series I	$1,000.00	$1,062.80	$5.88	$1,019.09	$5.76	1.15%
Series II	1,000.00	1,061.90	7.16	1,017.85	7.00	1.40

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2014 through June 30, 2014, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

Invesco V.I. Technology Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of Invesco V.I. Technology Fund’s (the Fund) investment advisory agreements. During contract renewal meetings held on June 16-17, 2014, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for the Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2014.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that the continuation of the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the management of a number of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned Invesco Funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether and on what terms to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Lipper Inc. (Lipper), an independent provider of investment company data. The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 17, 2014, and may not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Sub-Committees met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper VA Underlying Funds Science & Technology Funds Index. The Board noted that performance of Series I shares of the Fund was in the fourth quintile of the performance universe for the one and three year periods and in the third quintile for the five year period (the first quintile being

Invesco V.I. Technology Fund

the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Series I shares of the Fund was below the performance of the Index for the one, three and five year periods. Invesco Advisers advised the Board that the portfolio management team had recently changed and that the revised portfolio will be more concentrated with a focus on upside participation rather than downside protection. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Series I shares of the Fund was below the median contractual management fee rate of funds in the expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees, but that Lipper does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least June 30, 2015 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates that are managed using an investment process substantially similar to the investment process used for the Fund. The Board noted that the Fund’s effective advisory fee rate was above the effective advisory fee rate of the two mutual funds advised by Invesco Advisers with a similar investment process. The Board noted that Invesco Advisers sub-advises an off-shore fund with comparable investment strategies, which had an effective advisory fee rate higher than the Fund’s rate. The Board noted that Invesco Advisers sub-advises an off-shore fund that is managed using a similar investment process and that fund has an effective advisory fee rate higher than the Fund’s rate. The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts using an investment process substantially similar to the investment process used for the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule and was assisted in this review by a report from the Senior Officer. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2013. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Lipper and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and that the research received may be used with other clients of Invesco Advisers and may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives periodic reports from the Chief Compliance Officer of the Invesco Funds demonstrating that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisors from the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds are fair and reasonable.

The Board also considered the Fund may use an affiliated broker to execute certain trades for the Fund to among other things, control information leakage, and were advised that such trades would be executed in compliance with rules under the Investment Company Act of 1940, as amended.

Invesco V.I. Technology Fund

Semiannual Report to Shareholders	June 30, 2014
Invesco V.I. Value Opportunities Fund

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund’s Form N-Q filings are available on the SEC website, sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.

Invesco Distributors, Inc.

VK-VIVOPP-SAR-1

NOT FDIC INSURED   |   MAY LOSE VALUE   |   NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 12/31/13 to 6/30/14, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.

Series I Shares	5.24%
Series II Shares	5.16
S&P 500 Index‚ (Broad Market Index)	7.14
Russell 3000 Value Index‚ (Style-Specific Index)	7.95
Lipper VUF Multi-Cap Value Funds Index■ (Peer Group Index)	6.89
Source(s): ‚FactSet Research Systems Inc.; ■Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

    The Russell 3000® Value Index is an unmanaged index considered representative of US value stocks. The Russell 3000 Value Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

    The Lipper VUF Multi-Cap Value Funds Index is an unmanaged index considered representative of multi-cap value variable insurance underlying funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

 Average Annual Total Returns

 As of 6/30/14

Series I Shares
Inception (9/10/01)	4.58%
10 Years	4.67
5 Years	16.96
1 Year	21.87

Series II Shares
Inception (9/10/01)	4.32%
10 Years	4.41
5 Years	16.71
1 Year	21.72

The performance of the Fund’s Series I and Series II share classes will differ primarily due to different class expenses.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 1.02% and 1.27%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 1.03% and 1.28%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Invesco V.I. Value Opportunities Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.

    The most recent month-end performance at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2016. See current prospectus for more information.

Invesco V.I. Value Opportunities Fund

Schedule of Investments(a)

June 30, 2014

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–96.73%
Advertising–2.75%
Omnicom Group Inc.	87,582	$6,237,590

Air Freight & Logistics–1.39%
UTi Worldwide, Inc.(b)	305,338	3,157,195

Application Software–1.18%
Synopsys, Inc.(b)	68,900	2,674,698

Asset Management & Custody Banks–1.55%
Bank of New York Mellon Corp. (The)	94,064	3,525,519

Automobile Manufacturers–1.53%
Nissan Motor Co., Ltd. (Japan)	365,000	3,468,519

Cable & Satellite–2.41%
Time Warner Cable Inc.	37,106	5,465,714

Coal & Consumable Fuels–1.74%
Peabody Energy Corp.	241,716	3,952,057

Communications Equipment–1.45%
Cisco Systems, Inc.	132,573	3,294,439

Department Stores–4.37%
Macy’s, Inc.	114,783	6,659,710
Nordstrom, Inc.	47,834	3,249,363
		9,909,073

Diversified Banks–16.18%
Bank of America Corp.	347,545	5,341,767
Comerica Inc.	61,553	3,087,498
JPMorgan Chase & Co.	248,157	14,298,806
U.S. Bancorp	76,380	3,308,782
Wells Fargo & Co.	203,488	10,695,329
		36,732,182

Electronic Components–1.30%
Corning Inc.	134,365	2,949,312

Food Retail–1.49%
Kroger Co. (The)	68,398	3,380,913

General Merchandise Stores–1.18%
Target Corp.	46,042	2,668,134

Household Products–1.43%
Procter & Gamble Co. (The)	41,452	3,257,713

Industrial Conglomerates–2.10%
General Electric Co.	181,223	4,762,540

Integrated Oil & Gas–15.31%
Chevron Corp.	63,932	8,346,322
Exxon Mobil Corp.	30,025	3,022,917
Petroleo Brasileiro S.A.–ADR (Brazil)	402,482	5,888,312

	Shares	Value
Integrated Oil & Gas–(continued)
Royal Dutch Shell PLC–ADR (United Kingdom)	128,670	$10,598,548
Total S.A.–ADR (France)	95,616	6,903,475
		34,759,574

Integrated Telecommunication Services–1.03%
Verizon Communications Inc.	47,723	2,335,086

Investment Banking & Brokerage–3.83%
Goldman Sachs Group, Inc. (The)	20,987	3,514,063
Morgan Stanley	160,268	5,181,465
		8,695,528

Life & Health Insurance–6.11%
Aflac, Inc.	52,276	3,254,181
MetLife, Inc.	89,410	4,967,620
Unum Group	162,220	5,638,767
		13,860,568

Managed Health Care–5.17%
UnitedHealth Group Inc.	80,922	6,615,374
WellPoint, Inc.	47,564	5,118,362
		11,733,736

Marine–0.56%
Diana Shipping Inc. (Greece)(b)	117,594	1,280,599

Oil & Gas Drilling–0.95%
Noble Corp. PLC	63,990	2,147,504

Other Diversified Financial Services–2.93%
Citigroup Inc.	141,039	6,642,937

Personal Products–1.24%
Nu Skin Enterprises, Inc.–Class A	38,000	2,810,480

Pharmaceuticals–4.28%
Bristol-Myers Squibb Co.	58,730	2,848,992
Novartis AG (Switzerland)	45,420	4,112,795
Pfizer Inc.	93,099	2,763,178
		9,724,965

Property & Casualty Insurance–4.87%
Allied World Assurance Co. Holdings AG	68,304	2,596,918
Allstate Corp. (The)	100,076	5,876,462
Chubb Corp. (The)	27,969	2,577,903
		11,051,283

Regional Banks–0.81%
Investors Bancorp, Inc.	166,781	1,842,930

Steel–1.34%
POSCO–ADR (South Korea)	40,922	3,046,234

Systems Software–1.89%
Oracle Corp.	105,662	4,282,481

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Value Opportunities Fund

	Shares	Value
Technology Distributors–1.59%
CDW Corp.	113,001	$3,602,472

Technology Hardware, Storage & Peripherals–2.14%
Hewlett-Packard Co.	144,386	4,862,920

Wireless Telecommunication Services–0.63%
Vodafone Group PLC–ADR (United Kingdom)	42,639	1,423,717
Total Common Stocks & Other Equity Interests (Cost $148,148,930)		219,538,612

	Shares	Value
Money Market Funds–3.15%
Liquid Assets Portfolio– Institutional Class(c)	3,566,831	$3,566,831
Premier Portfolio–Institutional Class(c)	3,566,831	3,566,831
Total Money Market Funds (Cost $7,133,662)		7,133,662
TOTAL INVESTMENTS–99.88% (Cost $155,282,592)		226,672,274
OTHER ASSETS LESS LIABILITIES–0.12%		282,858
NET ASSETS–100.00%		$226,955,132

Investment Abbreviations:

ADR	– American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Net Assets

as of June 30, 2014

Financials	36.3%
Energy	18.0
Consumer Discretionary	12.2
Health Care	9.5
Information Technology	9.5
Consumer Staples	4.2
Industrials	4.0
Telecommunication Services	1.7
Materials	1.3
Money Market Funds Plus Other Assets Less Liabilities	3.3

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Value Opportunities Fund

Statement of Assets and Liabilities

June 30, 2014

(Unaudited)

Statement of Operations

For the six months ended June 30, 2014

(Unaudited)

Assets:
Investments, at value (Cost $148,148,930)	$219,538,612
Investments in affiliated money market funds, at value and cost	7,133,662
Total investments, at value (Cost $155,282,592)	226,672,274
Foreign currencies, at value (Cost $45,587)	45,767
Receivable for:
Investments sold	563,092
Fund shares sold	18,492
Dividends	405,719
Investment for trustee deferred compensation and retirement plans	106,975
Total assets	227,812,319

Liabilities:
Payable for:
Fund shares reacquired	364,764
Accrued fees to affiliates	342,142
Accrued trustees’ and officers’ fees and benefits	533
Accrued other operating expenses	27,027
Trustee deferred compensation and retirement plans	122,721
Total liabilities	857,187
Net assets applicable to shares outstanding	$226,955,132

Net assets consist of:
Shares of beneficial interest	$157,126,811
Undistributed net investment income	5,329,510
Undistributed net realized gain (loss)	(6,891,647)
Net unrealized appreciation	71,390,458
$226,955,132

Net Assets:
Series I	$122,371,903
Series II	$104,583,229

Shares outstanding, $0.001 par value per share, with an unlimited number of shares authorized:
Series I	12,417,922
Series II	10,679,153
Series I:
Net asset value and offering price per share	$9.85
Series II:
Net asset value per share	$9.79

Investment income:
Dividends (net of foreign withholding taxes of $131,777)	$4,089,153
Dividends from affiliated money market funds (includes securities lending income of $22,334)	24,080
Total investment income	4,113,233

Expenses:
Advisory fees	776,031
Administrative services fees	304,241
Custodian fees	7,705
Distribution fees — Series II	126,204
Transfer agent fees	21,602
Trustees’ and officers’ fees and benefits	13,878
Other	47,848
Total expenses	1,297,509
Less: Fees waived	(6,265)
Net expenses	1,291,244
Net investment income	2,821,989

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	10,005,933
Foreign currencies	(250)
10,005,683
Change in net unrealized appreciation (depreciation) of:
Investment securities	(1,545,676)
Foreign currencies	264
(1,545,412)
Net realized and unrealized gain	8,460,271
Net increase in net assets resulting from operations	$11,282,260

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Value Opportunities Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2014 and the year ended December 31, 2013

(Unaudited)

	June 30, 2014	December 31, 2013
Operations:
Net investment income	$2,821,989	$2,649,408
Net realized gain	10,005,683	33,012,564
Change in net unrealized appreciation (depreciation)	(1,545,412)	31,741,901
Net increase in net assets resulting from operations	11,282,260	67,403,873

Distributions to shareholders from net investment income:
Series I	—	(1,827,315)
Series ll	—	(1,176,208)
Total distributions from net investment income	—	(3,003,523)

Share transactions–net:
Series l	(13,926,115)	(36,568,590)
Series ll	(4,346,868)	(22,283,095)
Net increase (decrease) in net assets resulting from share transactions	(18,272,983)	(58,851,685)
Net increase (decrease) in net assets	(6,990,723)	5,548,665

Net assets:
Beginning of period	233,945,855	228,397,190
End of period (includes undistributed net investment income of $5,329,510 and $2,507,521, respectively)	$226,955,132	$233,945,855

Notes to Financial Statements

June 30, 2014

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco V.I. Value Opportunities Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty-four separate portfolios, (each constituting a “Fund”). The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Invesco V.I. Value Opportunities Fund

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

Invesco V.I. Value Opportunities Fund

G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
J.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

K.	Forward Foreign Currency Contracts — The Fund may enter into forward foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A forward foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $250 million	0.695%
Next $250 million	0.67%
Next $500 million	0.645%
Next $1.5 billion	0.62%
Next $2.5 billion	0.595%
Next $2.5 billion	0.57%
Next $2.5 billion	0.545%
Over $10 billion	0.52%

Invesco V.I. Value Opportunities Fund

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2015, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 2.00% and Series II shares to 2.25% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2015. The fee waiver agreement cannot be terminated during its term. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.

Further, the Adviser has contractually agreed, through at least June 30, 2016, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended June 30, 2014, the Adviser waived advisory fees of $6,265.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants’ accounts. Pursuant to such agreement, for the six months ended June 30, 2014, Invesco was paid $28,161 for accounting and fund administrative services and reimbursed $276,080 for services provided by insurance companies.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2014, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2014, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.

For the six months ended June 30, 2014, the Fund incurred $607 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of June 30, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$223,203,755	$3,468,519	$—	$226,672,274

Invesco V.I. Value Opportunities Fund

NOTE 4—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 5—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 6—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in 8 tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of December 31, 2013, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
December 31, 2017	$7,906,383	$—	$7,906,383
December 31, 2018	7,875,284	—	7,875,284
	$15,781,667	$—	$15,781,667

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 7—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2014 was $14,502,675 and $28,721,696, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$76,848,764
Aggregate unrealized (depreciation) of investment securities	(6,574,745)
Net unrealized appreciation of investment securities	$70,274,019

Cost of investments for tax purposes is $156,398,255.

Invesco V.I. Value Opportunities Fund

NOTE 8—Share Information

	Summary of Share Activity
	Six months ended June 30, 2014(a)		Year ended December 31, 2013
	Shares	Amount	Shares	Amount
Sold:
Series I	250,560	$2,364,275	556,711	$4,628,953
Series II	724,307	6,779,575	655,770	5,483,500

Issued as reinvestment of dividends:
Series I	—	—	214,474	1,827,315
Series II	—	—	138,704	1,176,208

Reacquired:
Series I	(1,735,787)	(16,290,390)	(5,220,012)	(43,024,858)
Series II	(1,189,357)	(11,126,443)	(3,515,746)	(28,942,803)
Net increase (decrease) in share activity	(1,950,277)	$(18,272,983)	(7,170,099)	$(58,851,685)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 65% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 9—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(c)
Series I
Six months ended 06/30/14	$9.36	$0.12	(d)	$0.37	$0.49	$—	$9.85	5.24%	$122,372	1.04	%(e)	1.05	%(e)	2.64	%(d)(e)	7%
Year ended 12/31/13	7.10	0.10		2.28	2.38	(0.12)	9.36	33.75	130,146	1.01		1.02		1.24		17
Year ended 12/31/12	6.12	0.09		0.99	1.08	(0.10)	7.10	17.70	130,383	1.01		1.02		1.37		9
Year ended 12/31/11	6.38	0.08		(0.28)	(0.20)	(0.06)	6.12	(3.05)	135,644	1.00		1.00		1.28		15
Year ended 12/31/10	5.98	0.04		0.40	0.44	(0.04)	6.38	7.35	181,515	1.00		1.00		0.65		86
Year ended 12/31/09	4.10	0.03		1.94	1.97	(0.09)	5.98	48.00	226,282	0.98		0.99		0.59		23
Series II
Six months ended 06/30/14	9.31	0.11	(d)	0.37	0.48	—	9.79	5.16	104,583	1.29	(e)	1.30	(e)	2.39	(d)(e)	7
Year ended 12/31/13	7.07	0.08		2.26	2.34	(0.10)	9.31	33.27	103,800	1.26		1.27		0.99		17
Year ended 12/31/12	6.08	0.07		1.00	1.07	(0.08)	7.07	17.66	98,014	1.26		1.27		1.12		9
Year ended 12/31/11	6.34	0.06		(0.28)	(0.22)	(0.04)	6.08	(3.39)	103,538	1.25		1.25		1.03		15
Year ended 12/31/10	5.95	0.02		0.39	0.41	(0.02)	6.34	6.94	132,298	1.25		1.25		0.40		86
Year ended 12/31/09	4.07	0.02		1.92	1.94	(0.06)	5.95	47.74	133,872	1.23		1.24		0.34		23

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Net Investment income (loss) per share and the ratio of net investment income (loss) to average net assets include significant dividends received during the period. Net Investment income per share and the ratio of net investment income to average net assets excluding the significant dividends are $0.06 and 1.37% and $0.05 and 1.12% for Series I and Series II, respectively.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $123,369 and $101,800 for Series I and Series II shares, respectively.

Invesco V.I. Value Opportunities Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2014 through June 30, 2014.

The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

Class	Beginning Account Value (01/01/14)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (06/30/14)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/14)	Expenses Paid During Period[2]
Series I	$1,000.00	$1,052.40	$5.29	$1,019.64	$5.21	1.04%
Series II	1,000.00	1,051.60	6.56	1,018.40	6.46	1.29

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2014 through June 30, 2014, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

Invesco V.I. Value Opportunities Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of Invesco V.I. Value Opportunities Fund’s (the Fund) investment advisory agreements. During contract renewal meetings held on June 16-17, 2014, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for the Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2014.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the management of a number of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned Invesco Funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether and on what terms to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Lipper Inc. (Lipper), an independent provider of investment company data. The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 17, 2014, and may not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Sub-Committees met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper VA Underlying Funds Multi-Cap Value Funds Index. The Board noted that performance of Series I shares of the Fund was in the third quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile

Invesco V.I. Value Opportunities Fund

being the worst performing funds). The Board noted that performance of Series I shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Series I shares of the Fund was below the median contractual management fee rate of funds in the expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees, but that Lipper does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least June 30, 2015 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates that are managed using an investment process substantially similar to the investment process used for the Fund. The Board noted that the Fund’s rate was above the rate of one mutual fund advised by Invesco Advisers using a similar investment process. The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other client accounts using an investment process substantially similar to the investment process used for the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule and was assisted in this review by a report from the Senior Officer. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2013. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Lipper and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and that the research received may be used with other clients of Invesco Advisers and may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives periodic reports from the Chief Compliance Officer of the Invesco Funds demonstrating that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisors from the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds are fair and reasonable.

The Board also considered the Fund may use an affiliated broker to execute certain trades for the Fund to among other things, control information leakage, and were advised that such trades would be executed in compliance with rules under the Investment Company Act of 1940, as amended.

Invesco V.I. Value Opportunities Fund

ITEM 2.	CODE OF ETHICS.

There were no amendments to the Code of Ethics (the “Code”) that applies to the Registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	As of August 20, 2014, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of August 20, 2014, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:    AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	August 25, 2014

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	August 25, 2014

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	August 25, 2014

EXHIBIT INDEX

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.